Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	SRC
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Central Index Key	0001308606

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Real estate investments:
Land and improvements	$ 1,345,041	$ 1,328,437	[1]	$ 1,297,020
Buildings and improvements	2,031,174	2,036,987	[1]	1,975,708
Total real estate investments	3,376,215	3,365,424		3,272,728
Less: accumulated depreciation	(510,983)	(490,938)		(405,426)
Real Estate Investment Property, Net	2,865,232	2,874,486		2,867,302
Loans receivable, net	44,027	51,862		65,477
Intangible lease assets, net	178,782	187,362		204,696
Real estate assets held for sale, net	42,949	5,898		9,634
Net investments	3,130,990	3,119,608		3,147,109
Cash and cash equivalents	38,031	73,568		49,536
Deferred costs and other assets, net	54,482	54,501		34,916
Total assets	3,223,503	3,247,677		3,231,561
Liabilities and stockholders' equity Liabilities:
Revolving credit facilities, net	26,492
Term note payable, net				725,735
Mortgages and notes payable, net	1,905,706	1,894,878		1,901,411
Intangible lease liabilities, net	43,859	45,603		46,221
Accounts payable, accrued expenses and other liabilities	62,238	53,753		31,834
Total liabilities	2,038,295	1,994,234		2,705,201
Commitments and contingencies (see Note 8)
Stockholders' equity:
Common stock, Value	849	849		259
Capital in excess of par value	1,832,501	1,828,399		1,004,065
Accumulated deficit	(648,051)	(575,034)		(470,496)
Accumulated other comprehensive loss	(91)	(771)		(7,552)
Total stockholders' equity	1,185,208	1,253,443		526,360
Total liabilities and stockholders' equity	3,223,503	3,247,677		3,231,561
Series A Cumulative Preferred Shares
Stockholders' equity:
Series A Cumulative Preferred Stock, $0.01 par value per share, 20 million shares authorized, zero and 125 shares issued and outstanding at December 31, 2012 and 2011, respectively				$ 84

[1]	The aggregate cost of properties for federal income tax purposes is approximately $3.14 billion at December 31, 2012

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	84,857,769	84,851,515	25,863,976
Common stock, shares outstanding	84,857,769	84,851,515	25,863,976
Series A Cumulative Preferred Shares
Preferred Stock, par value per share		$ 0.01	$ 0.01
Preferred Stock, shares authorized		20,000,000	20,000,000
Preferred Stock, shares issued		0	125
Preferred Stock, shares outstanding		0	125

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Rentals	$ 70,479		$ 66,279		$ 140,647		$ 132,483		$ 268,696		$ 257,752		$ 257,201
Interest income on loans receivable	1,128		1,576		2,240		3,012		5,696		6,772		9,572
Interest income and other	1,242		102		1,322		540		852		786		14,473
Total revenues	72,849		67,957		144,209		136,035		275,244		265,310	[1],[2]	281,246
Expenses:
General and administrative	9,154		7,030		16,125		12,727		36,263		27,713		19,583
Litigation											151		22,282
Merger related costs	5,020				11,558
Property costs	522		1,055		1,465		2,234		5,176		4,693		2,631
Real estate acquisition costs	129		709		218		1,259		1,054		553
Interest	39,552		42,024	[1]	75,990		80,962		156,220	[1],[2]	169,343	[1],[2]	172,500
Depreciation and amortization	29,894		26,258	[1]	57,031		52,492		105,776	[1],[2]	103,970	[1],[2]	104,201
Impairments	1,601		(180)		1,601		7,955		8,918		5,646		20,290
Total expenses	85,872		76,896		163,988		157,629		313,407		312,069		341,487
Loss from continuing operations before other income (expense) and income tax expense (benefit)									(38,163)		(46,759)		(60,241)
Other income (expense):
Loss on debt extinguishment	1,028				1,028				(32,522)	[1],[2]
Gain on debt repurchases													9,455
Loss on sale of loans receivable													(12,565)
Total other income (expense)									(32,522)				(3,110)
Loss from continuing operations before income tax expense (benefit)	(13,023)		(8,939)		(19,779)		(21,594)		(70,685)		(46,759)		(63,351)
Income tax expense (benefit)	68		255		142		319		504		(60)		239
(Loss) income from continuing operations	(13,091)		(9,194)	[1]	(19,921)		(21,913)		(71,189)	[1],[2]	(46,699)	[1],[2]	(63,590)
Discontinued operations:
Income (loss) from discontinued operations	1,613		493		(69)		(640)		(1,695)		(14,428)		(22,556)
Net (loss) gain on dispositions of assets	(191)	[3]	(81)	[3]	(11)	[3]	1,369	[3]	(3,349)	[4]	(2,736)	[4]	(391)	[4]
Income (loss) from discontinued operations	1,422		412	[1]	(80)		729		(5,044)	[1],[2]	(17,164)	[1],[2]	(22,947)
Net loss	(11,669)		(8,782)	[1]	(20,001)		(21,184)		(76,233)	[1],[2]	(63,863)	[1],[2]	(86,537)
Less: distributions to preferred stockholders			(8)				(8)		(63)		(16)		(15)
Net loss attributable to common stockholders	$ (11,669)		$ (8,790)		$ (20,001)		$ (21,192)		$ (76,296)		$ (63,879)		$ (86,552)
Net (loss) income per share of common stock-basic and diluted:
Continuing operations	$ (0.16)		$ (0.36)		$ (0.24)		$ (0.85)		$ (1.73)		$ (1.81)		$ (2.46)
Discontinued operations	$ 0.02		$ 0.02		$ 0		$ 0.03		$ (0.12)		$ (0.66)		$ (0.89)
Net loss	$ (0.14)		$ (0.34)	[1]	$ (0.24)		$ (0.82)		$ (1.85)	[1],[2]	$ (2.47)	[1],[2]	$ (3.35)
Weighted average number of shares of common stock outstanding:
Basic and diluted	83,699,142		25,863,976		83,696,858		25,863,976		41,277,353		25,863,976		25,863,976
Dividends declared per common share issued	$ 0.3125				$ 0.625

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.
[3]	Number of properties disposed of during period 4 7 10 18
[4]	Number of properties disposed of during period(a) 41 33 5

Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net loss	$ (11,669)	$ (8,782)	[1]	$ (20,001)	$ (21,184)	$ (76,233)	[1],[2]	$ (63,863)	[1],[2]	$ (86,537)
Other comprehensive income (loss):
Change in net unrealized gains (losses) on cash flow hedges	502	(368)		470	(440)	(902)		(816)		225
Net cash flow hedge losses reclassified to operations	95	1,214		210	2,400	7,683		4,823		6,749
Total comprehensive loss	$ (11,072)	$ (7,936)		$ (19,321)	$ (19,224)	$ (69,452)		$ (59,856)		$ (79,563)

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total USD ($)		Issuance Of Common Stock USD ($)	Series A Cumulative Preferred Shares USD ($)	T L C Debt Conversion USD ($)	Common Shares	Common Shares Issuance Of Common Stock	Common Shares T L C Debt Conversion	Common Shares Restricted Stock	Common Stock Par Value USD ($)	Common Stock Par Value Issuance Of Common Stock USD ($)	Common Stock Par Value T L C Debt Conversion USD ($)	Common Stock Par Value Restricted Stock USD ($)	Capital in Excess of Par Value USD ($)	Capital in Excess of Par Value Issuance Of Common Stock USD ($)	Capital in Excess of Par Value T L C Debt Conversion USD ($)	Capital in Excess of Par Value Restricted Stock USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)
Beginning Balance at Dec. 31, 2009	$ 669,679,000			$ 84,000						$ 259,000				$ 1,004,171,000				$ (316,302,000)	$ (18,533,000)
Beginning Balance (in shares) at Dec. 31, 2009				125		25,863,976
Net loss	(86,537,000)																	(86,537,000)
Other comprehensive income	6,974,000																		6,974,000
Dividends declared or paid to equity owners /common stock	(15,000)																	(15,000)
Ending Balance at Dec. 31, 2010	590,101,000			84,000						259,000				1,004,171,000				(402,854,000)	(11,559,000)
Ending Balance (in shares) at Dec. 31, 2010				125		25,863,976
Net loss	(63,863,000)	[1],[2]																(63,863,000)
Other comprehensive income	4,007,000																		4,007,000
Dividends declared or paid to equity owners /common stock	(3,869,000)													(106,000)				(3,763,000)
Dividends declared or paid to equity owners /common stock	(16,000)																	(16,000)
Ending Balance at Dec. 31, 2011	526,360,000			84,000						259,000				1,004,065,000				(470,496,000)	(7,552,000)
Ending Balance (in shares) at Dec. 31, 2011				125		25,863,976
Net loss	(76,233,000)	[1],[2]																(76,233,000)
Other comprehensive income	6,781,000																		6,781,000
Issuance of common stock, shares							33,350,000	24,245,278	1,392,261
Issuance of common stock			455,314,000		363,679,000						334,000	242,000	14,000		454,980,000	363,437,000	(14,000)
Preferred stock redemption, shares				(125)
Preferred stock redemption	(139,000)			(84,000)														(55,000)
Dividends declared or paid to equity owners /common stock	(28,242,000)																	(28,242,000)
Stock-based compensation expense	5,931,000													5,931,000
Dividends declared or paid to equity owners /common stock	(8,000)																	(8,000)
Ending Balance at Dec. 31, 2012	1,253,443,000									849,000				1,828,399,000				(575,034,000)	(771,000)
Beginning Balance (in shares) at Dec. 31, 2012						84,851,515
Net loss	(20,001,000)																	(20,001,000)
Other comprehensive income	680,000																		680,000
Dividends declared or paid to equity owners /common stock	(53,016,000)																	(53,016,000)
Stock based compensation, net (in shares)						6,254
Stock based compensation, net	4,102,000													4,102,000
Ending Balance at Jun. 30, 2013	$ 1,185,208,000									$ 849,000				$ 1,832,501,000				$ (648,051,000)	$ (91,000)
Ending Balance (in shares) at Jun. 30, 2013						84,857,769

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net loss	$ (20,001)	$ (21,184)	$ (76,233)	[1],[2]	$ (63,863)	[1],[2]	$ (86,537)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	59,229	55,730	112,100		111,870		113,648
Impairments	3,704	10,077	13,552		22,232		44,753
Amortization of deferred financing costs	10,130	1,712	2,819		4,198		4,728
Amortization of interest rate hedge (gains) losses and other derivative losses	(32)	3,029	11,465		5,828		6,749
Amortization of debt discounts	5,929	3,759	10,900		14,605		10,112
Stock-based compensation expense	4,102		5,931
Gain (Loss) on debt extinguishment	(1,028)		32,522	[1],[2]
Gain on debt repurchases							(9,455)
Gains (Losses) on dispositions of real estate and other assets, net	(207)	(1,369)	3,529		2,736		12,956
Non-cash revenue	(1,278)	(1,239)	(3,283)		(2,333)		(2,336)
Other	192	65	216		(140)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(2,284)	470	418		(42)		(2,683)
Accounts payable, accrued expenses and other liabilities	1,944	2,022	(2,163)		(664)		(2,538)
Net cash provided by operating activities	60,400	53,072	111,773		94,427		89,397
Investing activities
Acquisitions/improvements of real estate	(95,150)	(54,525)	(163,779)		(36,643)
Investments in loans receivable		(3,500)	(3,743)				(3,682)
Collections of principal on loans receivable	8,030	7,999	17,343		4,828		7,116
Proceeds from dispositions of real estate and other assets	4,947	16,399	45,998		15,215		65,401
Transfers of sale proceeds and loan principal collection (to) from restricted account	10,589	3,720	(5,133)		(7,084)		1,358
Net cash (used in) provided by investing activities	(71,584)	(29,907)	(109,314)		(23,684)		70,193
Financing activities
Borrowings under lines of credit	26,555
Repayments under lines of credit	(63)
Borrowings under mortgages and notes payable	35,140	22,710	44,210		11,400
Repayments under mortgages and notes payable	(21,511)	(20,084)	(46,929)		(38,565)		(92,330)
Transfers to restricted cash accounts designated for mortgage note repayments		(459)
Repurchases of Term Note payable			(398,983)		(70,000)		(43,553)
Deferred financing costs and call premiums paid	(8,123)	(461)	(3,436)		(6,999)		(1,217)
Offering costs paid	(293)
Proceeds from issuance of common stock, net of underwriter commissions and offering costs paid of ($43,135 )			457,115
Deferred offering costs paid		(705)			(1,509)
Consent fees paid to lenders	(1,586)	(1,951)	(10,672)
Redemption of preferred stock			(139)
Dividends paid/distributions to equity owners	(54,757)	(8)	(8)		(3,885)		(15)
Transfers from (to) escrow deposits with lenders	285	(8)	(19,585)		10		794
Net cash provided by (used in) financing activities	(24,353)	(966)	21,573		(109,548)		(136,321)
Net (decrease) increase in cash and cash equivalents	(35,537)	22,199	24,032		(38,805)		23,269
Cash and cash equivalents, beginning of period	73,568	49,536	49,536		88,341		65,072
Cash and cash equivalents, end of period	$ 38,031	$ 71,735	$ 73,568		$ 49,536		$ 88,341

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commissions and offering costs	$ (43,135)

Organization	6 Months Ended
Jun. 30, 2013
Organization

Note 1. Organization

Company Organization and Operations

Spirit Realty Capital, Inc. is a Maryland corporation incorporated on August 14, 2003 that was merged with and into Cole II effective as of July 17, 2013 pursuant to the Merger Agreement (each as defined below). References in these notes to “Spirit Realty Capital,” the “Company,” “we,” “our,” and “us” are to Spirit Realty Capital, Inc. The statements and descriptions however, refer to the operations of the Company prior to the effectiveness of the Merger, which closed on July 17, 2013. The Company became a public company in December 2004 and was subsequently taken private in August 2007 by a consortium of private investors.

On September 25, 2012, the Company completed its initial public offering (the “IPO”) of 29.0 million shares of common stock. On October 1, 2012, the underwriters exercised their option to purchase additional shares in full, and the Company issued an additional 4.4 million shares of common stock.

Concurrently with the completion of the IPO, the Company issued shares of its common stock to extinguish $330.0 million of its term note (the “Term Note”) indebtedness. In addition, equity awards in the form of restricted stock were granted to certain directors, executive officers and other employees of the Company (see Note 13).

The Company’s operations are carried out through its operating partnership, Spirit Realty, L.P. (the “Spirit Operating Partnership”), which is a Delaware limited partnership. Spirit General OP Holdings, LLC, one of the Company’s wholly owned subsidiaries, is the sole general partner and owns 1.0% of the Spirit Operating Partnership. The Company is the sole limited partner and owns the remaining 99.0% of the Spirit Operating Partnership.

The Company is a self-administered and self-managed real estate investment trust (“REIT”) that primarily invests in single-tenant, operationally essential real estate throughout the United States that is leased on a long-term, triple-net basis primarily to tenants engaged in retail, service, and distribution industries. Single-tenant, operationally essential real estate consists of properties that are generally free-standing, commercial real estate facilities where the Company’s tenants conduct retail, distribution, or service activities that are essential to the generation of their sales and profits. Under a triple-net lease the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as insurance, real estate taxes, and repair and maintenance costs. In support of its primary business of owning and leasing real estate, the Company has also strategically originated or acquired long-term, commercial mortgage and equipment loans to provide a range of financing solutions to its tenants.

On January 22, 2013, Spirit Realty Capital, the Spirit Operating Partnership, Cole Credit Property Trust II, Inc., a Maryland corporation (“Cole II”), and Cole Operating Partnership II, LP, a Delaware limited partnership (the “Cole Operating Partnership”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). The Merger Agreement provides for the merger of Spirit Realty Capital with and into Core II (the “Company Merger”) with Cole II continuing as the surviving corporation and the merger of the Cole Operating Partnership with and into the Spirit Operating Partnership (the “Partnership Merger” and together with the Company Merger, the “Merger”) with the Spirit Operating Partnership continuing as the surviving limited partnership. During the first quarter 2013, the board of directors of Spirit Realty Capital unanimously approved the Merger Agreement, the Merger and the other transactions contemplated by the Merger Agreement. On June 12, 2013, the Company held a Special Meeting of Stockholders at which the Company’s stockholders approved the Merger pursuant to the Merger Agreement dated as of January 22, 2013, as amended by the first amendment to the Merger Agreement dated as of May 8, 2013. The Merger closed on July 17, 2013 (see Note 15).

In connection with the Merger Agreement, on January 22, 2013, the Company entered into a commitment letter (the Barclays Commitment Letter) with Barclays Bank PLC, pursuant to which Barclays Bank PLC had committed to provide, subject to the conditions set forth in the Barclays Commitment Letter, a $575.0 million secured term loan facility and a $50.0 million senior secured revolving credit facility. On June 19, 2013, the Barclays Commitment Letter was replaced with commitments for a new $400.0 million credit facility (the “New Credit Facility”) and two new loan agreements of Commercial Mortgage Backed Securities (“New CMBS) that provide for extensions of credit aggregating approximately $203.0 million.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Accounting and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements of Spirit Realty Capital and its consolidated subsidiaries have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, the unaudited condensed consolidated financial statements include the normal, recurring adjustments necessary for a fair statement of the information required to be set forth therein. The results for interim periods are not necessarily indicative of the results for the entire year. Certain information and note disclosures, normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), have been condensed or omitted from these statements pursuant to SEC rules and regulations and, accordingly, these financial statements should be read in conjunction with the Company’s audited consolidated financial statements as filed with the SEC in its Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

The unaudited condensed consolidated financial statements include the accounts of Spirit Realty Capital and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Spirit Realty Capital has formed numerous special purpose entities to acquire and hold real estate subject to mortgage notes payable (see Note 5). As a result, the vast majority of the Company’s consolidated assets are held in these wholly owned special purpose entities, and are subject to debt. Each special purpose entity is a separate legal entity, and is the sole owner of its assets and responsible for its liabilities. The assets of these special purpose entities are not available to pay, or otherwise satisfy obligations to, the creditors of any owner or affiliate of the special purpose entity. At June 30, 2013 and December 31, 2012, assets totaling $2.9 billion and $3.0 billion, respectively, were held, and liabilities totaling $2.0 billion and $2.0 billion, respectively, were owed by these special purpose entities, and are included in the accompanying condensed consolidated balance sheets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to prior period balances to conform to the current period presentation.

Segment Reporting

Accounting Standards Codification Topic (“ASC”) 280, Segment Reporting, established standards for the manner in which public enterprises report information about operating segments. The Company views its operations as one segment, which consists of triple-net leasing operations. The Company has no other reportable segments.

Real Estate Investments

Purchase Accounting and Acquisition of Real Estate - When acquiring a property for investment purposes, the Company allocates the purchase price (including acquisition and closing costs) to land, building, improvements, and equipment based on their relative fair values. For properties acquired with in-place leases, the Company allocates the purchase price of real estate to the tangible and intangible assets and liabilities acquired based on their estimated fair values and acquisition costs are expensed as incurred. In making estimates of fair values for this purpose, the Company uses a number of sources, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities.

Lease Intangibles - Lease intangibles, if any, acquired in conjunction with the purchase of real estate represent the value of in-place leases and above- or below-market leases. For real estate acquired subject to existing lease agreements, in-place lease intangibles are valued based on the Company’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, considering current market conditions and costs to execute similar leases at the time of the acquisition, and are amortized on a straight-line basis over the remaining initial term of the related lease. Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual amounts to be paid pursuant to the leases at the time of acquisition of the real estate and the Company’s estimate of current market lease rates for the property, measured over a period equal to the remaining initial term of the lease. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. Should a lease terminate early, the unamortized portion of any related lease intangible is immediately recognized in the Company’s consolidated statements of operations.

Allowance for Doubtful Accounts

The Company reviews its rent receivables for collectability on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates, and economic conditions in the area where the property is located. In the event that the collectability of a receivable with respect to any tenant is in doubt, a provision for uncollectible amounts will be established or a direct write-off of the specific rent receivable will be made. The Company provided for reserves for uncollectible amounts totaling $5.2 million and $3.6 million at June 30, 2013 and December 31, 2012, respectively, against accounts receivable balances of $7.8 million and $7.6 million, respectively, and are recorded within deferred cost and other assets, net in the accompanying condensed consolidated balance sheets. For accrued rental revenues related to the straight-line method of reporting rental revenue, the Company established a provision for losses of $16.5 million and $15.3 million at June 30, 2013 and December 31, 2012, respectively, against accrued rental revenue receivables of $24.7 million and $22.7 million, respectively, based on management’s estimates of uncollectible receivables and management’s assessment of the risks inherent in the portfolio, giving consideration to historical experience and industry default rates for long-term receivables.

Loans Receivable

Impairment and Allowance for Loan Losses - The Company periodically evaluates the collectability of its loans receivable, including accrued interest, by analyzing the underlying property-level economics and trends, collateral value and quality, and other relevant factors in determining the adequacy of its allowance for loan losses. A loan is determined to be impaired when, in management’s judgment based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Specific allowances for loan losses are provided for impaired loans on an individual loan basis in the amount by which the carrying value exceeds the estimated fair value of the underlying collateral less disposition costs. Delinquent loans receivable are written off against the allowance when all possible means of collection have been exhausted. The allowance for loan losses was $4.7 million and $5.1 million at June 30, 2013 and December 31, 2012, respectively.

A loan is placed on nonaccrual status when the loan has become 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of June 30, 2013 and December 31, 2012, two mortgages and one note were placed on nonaccrual status and have been fully reserved.

Restricted Cash and Escrow Deposits

The Company classified restricted cash and deposits in escrow totaling $22.2 million and $34.7 million at June 30, 2013 and December 31, 2012, respectively, in deferred costs and other assets, net in the accompanying condensed consolidated balance sheets. Included in the balance at each of June 30, 2013 and December 31, 2012 is approximately $9.7 million in restricted cash deposited to secure lenders consents to the IPO. These cash balances are restricted as to use under certain of the Company’s debt agreements. In addition, the Company deposited $8.0 million in a collateral account with one of its lenders which may be applied, at the lender’s discretion, towards a reduction of the outstanding principal balance of the related loan. The Company also has the right to replace this cash collateral with a letter of credit.

Income Taxes

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income tax provided it continues to satisfy certain tests concerning the Company’s sources of income, the nature of its assets, the amounts distributed to its stockholders, and the ownership of Company stock. Management believes the Company has qualified and will continue to qualify as a REIT and therefore, no provision has been made for federal income taxes in the accompanying condensed consolidated financial statements. Even if the Company qualifies for taxation as a REIT, it may be subject to state and local income and franchise taxes, and to federal income tax and excise tax on its undistributed income. Franchise taxes are included in general and administrative expenses on the accompanying condensed consolidated statements of operations. Taxable income from non-REIT activities managed through the Company’s taxable REIT subsidiary is subject to federal, state, and local taxes, which are not material.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or the SEC that are adopted by us as of the specified effective date. Unless otherwise discussed, these new accounting pronouncements entail technical corrections to existing guidance or affect guidance related to specialized industries or entities and therefore will have minimal, if any, impact on our financial position or results of operations upon adoption.

In January 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The update clarifies that ASU 2011-11 applies to entities that are accounting for derivatives under ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset under ASC 210-20-45 or ASC 815-10-45 or an enforceable master netting arrangement or similar agreement. This update became effective for fiscal years beginning on or after January 1, 2013, and interim periods therein. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve reporting of reclassification of items out of accumulated other comprehensive income by requiring entities to report the effect of any significant reclassifications on the respective line items on the income statement when the amount is required to be reclassified in its entirety in the same reporting period. Additionally, for items that are not required to be reclassified completely to net income, the entity will be required to cross reference other disclosures that provide additional information about the amounts. The information provided about amounts that are reclassified out of accumulated other comprehensive income must be reported by component. The amendments of this update are effective beginning December 15, 2012. The adoption of this ASU did not have any impact on the Company’s financial statements.

Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments

Note 3. Investments

Real Estate Investments

At June 30, 2013 and December 31, 2012, the Company’s gross investment in real estate properties and loans, including real estate assets held for sale, totaled approximately $3.72 billion and $3.65 billion, respectively. These investments are comprised of 1,234 and 1,207, respectively, owned or financed properties that are geographically dispersed throughout 47 states. Only one state, Wisconsin, with an 11% investment, accounted for more than 10% of the total dollar amount of the Company’s investment portfolio. At June 30, 2013 and December 31, 2012, respectively, the Company’s gross investment portfolio was comprised of 1,152 and 1,122 owned properties. The Company also held 82 and 85 properties securing mortgage loans receivable with aggregate carrying amounts of $38.4 million and $40.1 million as of June 30, 2013 and December 31, 2012, respectively. Other loans receivable with aggregate carrying amounts of $5.6 million and $11.8 million were also held as of June 30, 2013 and December 31, 2012, respectively.

During the six months ended June 30, 2013, the Company had the following gross real estate and loan activity:

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
		(In Thousands)
Balance, December 31, 2012	1,207	$3,654,925
Acquisitions/improvements and loan originations	40	94,658
Dispositions of real estate (b) (c) (Note 11)	(10)	(18,019)
Principal payments and payoffs	(3)	(8,030)
Impairments	—	(3,988)
Loan premium amortization and other	—	(172)

Balance, June 30, 2013	1,234	$3,719,374

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
(c)	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)

The properties that the Company owns are leased to tenants under long-term operating leases that typically include one or more renewal options. The leases are generally triple-net, which provides that the lessee is responsible for the payment of all property operating expenses, including property taxes, maintenance and repairs, and insurance costs; therefore, the Company is generally not responsible for repairs or other capital expenditures related to its properties, unless the property is not subject to a lease agreement. At June 30, 2013, 18 of the Company’s properties were vacant, not subject to a lease and in the Company’s possession; three of these properties were held for sale. At December 31, 2012, 14 properties were vacant, not subject to a lease and in the Company’s possession; five of these properties were held for sale. Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at June 30, 2013 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

Scheduled Future Rental Payments	June 30, 2013
Remainder of 2013	$144,770
2014	289,096
2015	283,159
2016	280,597
2017	278,350
Thereafter	1,998,980

Total future minimum rentals	$3,274,952

Since lease renewal periods are exercisable at the option of the lessee, the preceding table presents future minimum lease payments due during the initial lease term only. In addition, the future minimum rentals do not include any contingent rentals based on a percentage of the lessees’ gross sales or lease escalations based on future changes in the Consumer Price Index (“CPI”).

Certain of the Company’s leases contain tenant purchase options. Most of these options are at or above fair market value at the time the option is exercisable, and none of these purchase options represent bargain purchase options under GAAP.

Real Estate Assets Held for Sale

The following table shows the activity in real estate assets held for sale for the six months ended June 30, 2013:

	Number of Properties	Carrying Value
		(In Thousands)
Balance, December 31, 2012	7	$5,898
Transfers from real estate investments	6	42,087
Sales (Note 11)	(7)	(5,036)

Balance, June 30, 2013	6	$42,949

Impairments

The following table summarizes total impairment losses recognized for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Real estate and intangible asset impairment	$1,481	$320	$3,584	$7,448
Write-off of lease intangibles due to lease terminations	487	—	487	2,809
Loans receivable recovery	(367)	(180)	(367)	(180)

Total impairment loss continuing and discontinued operations	$1,601	$140	$3,704	$10,077

2. Investments

At December 31, 2012 and 2011, the Company’s gross investment in real estate properties and loans, including real estate assets held for sale, totaled approximately $3.65 billion and $3.58 billion, respectively, representing 1,207 and 1,153, respectively, owned or financed properties that are geographically dispersed throughout 47 states. Investments in only one state, Wisconsin (at 11%), accounted for more than 10% of the total dollar amount of the Company’s investment portfolio. At December 31, 2012 and 2011, respectively, the Company’s gross investment portfolio was comprised of 1,122 and 1,064 owned properties with approximately $3.60 billion and $3.52 billion of gross investment, 85 and 89 properties securing mortgage loans receivable with aggregate carrying amounts of $40.1 million and $50.5 million, respectively and other loans receivable with aggregate carrying amounts of $11.8 million and $15.0 million, respectively.

During the years ended December 31, 2012 and 2011, the Company had the following gross real estate and loan activity (dollars in thousands):

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
Balance, December 31, 2010	1,161	$3,610,834
Acquisitions/improvements and loan originations	27	37,347
Dispositions of real estate(b)(d) (Note 11)	(33)	(37,704)
Principal payments and payoffs	(1)	(4,828)
Impairments	—	(22,520)
Loan premium amortization and other(c)	(1)	(259)

Balance, December 31, 2011	1,153	3,582,870
Acquisitions/improvements and loan originations	91	167,410
Dispositions of real estate(b) (Note 11)	(41)	(62,750)
Principal payments and payoffs	(4)	(17,343)
Impairments	—	(14,788)
Loan premium amortization and other(c)	8	(474)

Balance, December 31, 2012	1,207	$3,654,925

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
(c)

In 2012 and 2011, properties leased to a tenant were exchanged in a nonmonetary transaction that lacked commercial substance for other properties of equivalent value with the same tenant. As a result, the dollar amount of investments remains unchanged, while the number of properties owned has increased.

(d)	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)

The following table shows information regarding the diversification of the Company’s total investment portfolio among the different industries in which its customers operate as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012			December 31, 2011
	Number of Properties Owned or Financed	Dollar Amount of Investments(a)	Percentage of Total Dollar Amount of Investments	Number of Properties Owned or Financed	Dollar Amount of Investments (a)	Percentage of Total Dollar Amount of Investments
General and discount retail properties	181	$1,044,442	29%	181	$1,041,836	29%
Restaurants	569	717,902	20	553	713,379	20
Specialty retail properties	48	331,371	9	43	293,129	8
Lumber suppliers	110	257,285	7	102	257,285	7
Movie theaters	23	250,417	7	23	250,992	7
Automotive dealers, parts and service properties	102	207,561	6	107	216,019	6
Industrial suppliers	26	180,051	5	28	199,044	6
Educational properties	22	154,247	4	22	154,011	4
Recreational properties	8	117,239	3	7	116,038	3
Medical/other office properties	11	86,924	2	2	48,362	1
Supermarkets	20	73,700	2	20	73,700	2
Convenience stores/car washes	32	70,024	2	8	53,088	1
Distribution properties	37	57,207	1	39	59,432	2
Interstate travel plazas	3	40,501	1	3	40,501	1
Health clubs/gyms	5	35,859	*	5	35,859	1
Drugstores	9	22,710	*	9	22,710	*
Call centers	1	7,485	*	1	7,485	*

Total investments	1,207	$3,654,925	100%	1,153	$3,582,870	100%

(a)

The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

*	Less than 1%

Real Estate Investments

The properties that the Company owns are leased to tenants under long-term operating leases that typically include one or more renewal options. The leases are generally triple-net, which provides that the lessee is responsible for the payment of all property operating expenses, including property taxes, maintenance and repairs, and insurance costs; therefore, the Company is generally not responsible for repairs or other capital expenditures related to its properties, unless the property is not subject to a lease agreement. At December 31, 2012, 14 of the Company’s properties were vacant, not subject to a lease and were in the Company’s possession; five of these properties were held for sale. At December 31, 2011, 17 properties were vacant, not subject to a lease and were in the Company’s possession; three of these properties were held for sale.

Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at December 31, 2012 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

December 31, 2012
2013	$281,429
2014	280,111
2015	274,505
2016	271,125
2017	268,777
Thereafter	1,864,036

Total future minimum rentals	$3,239,983

Because lease renewal periods are exercisable at the option of the lessee, the preceding table presents future minimum lease payments due during the initial lease term only. In addition, the future minimum rentals do not include any contingent rentals based on a percentage of the lessees’ gross sales or lease escalations based on future changes in the CPI.

Certain of the Company’s leases contain tenant purchase options. Most of these options are at or above fair market value at the time the option is exercisable, and none of these purchase options represent bargain purchase options under GAAP.

Loans Receivable

At December 31, 2012 and 2011, the Company held a total of 81 and 83, respectively, first-priority mortgage loans (representing loans to six borrowers) that had aggregate carrying amounts of $40.1 million and $50.5 million, respectively, (including unamortized premium of $1.1 million and $1.3 million, respectively). These loans, which are secured by single-tenant commercial properties, generally provide for monthly payments of principal and interest and may provide for scheduled increases in interest rates over the term of the loans. At December 31, 2012 and 2011, the Company also held other loans aggregating $11.8 million and $15.0 million, respectively (including unamortized premium of $0.0 million and $0.1 million, respectively). These loans are secured by equipment used in the operation of certain real estate properties owned by the Company or are unsecured.

Real Estate Assets Held for Sale

The following table shows the activity in real estate assets held for sale for the years ended December 31, 2012 and 2011 (dollars in thousands):

	Number of Properties	Carrying Value
Balance, December 31, 2010	3	$2,807
Transfers from real estate investments	24	15,289
Transfers to held and used	(1)	(717)
Sales (Note 11)	(16)	(7,745)

Balance, December 31, 2011	10	9,634
Transfers from real estate investments	26	27,364
Sales (Note 11)	(29)	(31,100)

Balance, December 31, 2012	7	$5,898

Impairments

The following table summarizes total impairment losses recognized for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Real estate and intangible asset impairment	$10,923	$18,992	$37,497
Write-off of lease intangibles due to lease terminations	2,809	41	5,698
Loan receivable (recovery)/impairment	(180)	3,100	1,520
Other impairment	—	99	38

Total impairment loss – continuing and discontinued operations	$13,552	$22,232	$44,753

Lease Intangibles, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Intangibles, Net

Note 4. Lease Intangibles, Net

The following table details lease intangible assets and liabilities, net of accumulated amortization, at June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
In-place leases	$269,947	$271,392
Above-market leases	21,213	21,139
Less: accumulated amortization	(112,378)	(105,169)

Intangible lease assets, net	$178,782	$187,362

Below-market leases	$61,409	$61,938
Less: accumulated amortization	(17,550)	(16,335)

Intangible lease liabilities, net	$43,859	$45,603

The amounts amortized as a net increase to rental revenue for capitalized above- and below-market leases was $0.7 million for each of the six-month periods ended June 30, 2013 and 2012. The value of in-place leases amortized to expense was $8.8 million and $8.9 million for the six months ended June 30, 2013 and 2012, respectively.

3. Lease Intangibles, Net

The following details lease intangible assets and liabilities, net of accumulated amortization, at December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
In-place leases	$271,392	$272,854
Above-market leases	21,139	19,914
Less: accumulated amortization	(105,169)	(88,072)

Intangible lease assets, net	$187,362	$204,696

Below-market leases	$61,938	$59,581
Less: accumulated amortization	(16,335)	(13,360)

Intangible lease liabilities, net	$45,603	$46,221

In-place lease intangibles are amortized on a straight-line basis over the remaining initial term of the related lease and included in depreciation and amortization expense. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. The amounts amortized as a net increase to rental revenue for capitalized above- and below-market leases was approximately $1.3 million and $1.4 million for the years ended December 31, 2012 and 2011, respectively. The value of in-place leases amortized to expense was $18.0 million and $18.1 million for the years ended December 31, 2012 and 2011, respectively.

Based on the balance of the intangible assets and liabilities at December 31, 2012, the net aggregate amortization expense for the next five years is expected to be as follows: $16.3 million in 2013, $15.8 million in 2014, $14.7 million in 2015, $14.4 million in 2016 and $13.9 million in 2017. The amortization of in-place leases is classified within depreciation and amortization expense, while the amortization of above- and below-market leases is classified within rental revenue. The weighted-average remaining amortization period of the lease intangibles is approximately 11.1 years.

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt

Note 5. Debt

Secured Revolving Credit Facilities

$100 Million Credit Facility - In September 2012, the Spirit Operating Partnership entered into a secured revolving credit facility (the “Credit Facility”) allowing borrowings of up to $100.0 million and providing for a maximum additional loan commitment of $50.0 million, subject to the satisfaction of specified requirements and obtaining additional commitments from lenders. The amount available to borrow under the Credit Facility, and the Company’s ability to request issuances of letters of credit, will be subject to the Spirit Operating Partnership’s maintenance of a minimum ratio of the total value of the unencumbered properties to the outstanding Credit Facility obligations of 1.75:1.00. As of June 30, 2013, no borrowings were outstanding under the Credit Facility and $100.0 million was available.

The initial term of the Credit Facility expires on September 25, 2015 and may be extended for an additional 12 months, subject to the satisfaction of specified requirements. The Credit Facility bears interest, at the Company’s option, of either (i) the “Alternate Base Rate” (as defined in the credit agreement) plus 2.50% to 3.50%; or (ii) LIBOR plus 3.50% to 4.50%, depending on our leverage ratio. The Company is also required to pay a quarterly fee on the unused portion of the Credit Facility at a rate of between 0.30% and 0.40% per annum, based on percentage thresholds for the average daily unused balance during a fiscal quarter. For the three and six months ended June 30, 2013, the Company paid non-utilization fees of $0.1 million and $0.2 million, respectively.

As a result of entering into the Credit Facility, the Company incurred costs of $2.3 million which have been deferred and are included in deferred costs and other assets, net on the accompanying condensed consolidated balance sheets. These costs are being amortized to interest expense over the remaining initial term of the Credit Facility.

The Company’s ability to borrow under the Credit Facility is subject to the Spirit Operating Partnership’s ongoing compliance with a number of customary financial covenants. The Spirit Operating Partnership was in compliance with all financial covenants on the Credit Facility for the first quarter in 2013. Although the Spirit Operating Partnership continued to adhere to its obligations under the Credit Facility during the second quarter of 2013, the Credit Facility was replaced by the New Credit Facility prior to the due date of the second quarter compliance certificate (see Note 15).

Line of Credit - In March 2013, a special purpose entity owned by the Company entered into a $25.0 million secured revolving credit facility (“Line of Credit”). During the second quarter of 2013, the availability under the line was increased to $40.0 million. Advances under the Line of Credit are to be used to purchase or refinance commercial real estate properties. The initial term of the Line of Credit expires in March 2016, and each advance under the Line of Credit has a 24 month term. The interest rate is determined on the date of each advance and is the greater of (i) the stated prime rate plus 0.5% or (ii) the floor rate equal to 4.0%. The interest rate with respect to each advance shall reset on the annual anniversary date of each advance, and is subject to the same terms as above. As of June 30, 2013, $26.5 million was outstanding under the Line of Credit at a weighted average interest rate of 4.00% under three separate advances. The special purpose entity was in compliance with all financial covenants associated with the Line of Credit as of June 30, 2013.

Mortgages and Notes Payable

The Company’s mortgages and notes payable are summarized below:

	2013 Effective Interest Rates (a)	June 30, 2013	December 31, 2012
		(In Thousands)
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.51%	$105,800	$111,831
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.62	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.65	241,848	245,614
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.57	318,661	321,650
Secured fixed-rate amortizing mortgage notes payable:
5.90% notes, balloons due 2012 (b)	—	—	7,755
5.40% notes, balloons due 2014	7.41	30,809	31,165
5.26%–5.62% notes, balloons due 2015	6.95 - 7.34	101,624	102,766
5.04%–8.39% notes, balloons due 2016	6.27 - 9.72	38,278	38,652
6.59% notes, balloons due 2016	7.07 - 7.28	559,886	564,669
5.85% note, balloon due 2017	7.22	52,998	53,414
6.17% note, balloon due 2017	7.14	142,620	143,647
6.64% note, balloon due 2017	7.49	21,432	21,595
3.90% note, balloon due 2018	4.14	24,800	—
4.39% note, balloon due 2018	4.73	10,340	—
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloons due 2016 (c)(d)	4.65 - 5.20	16,685	16,851
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017 (c)(d)	5.22	10,124	11,181
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017 (d)	5.90	21,275	21,428
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.04	1,508	1,571

		1,956,988	1,952,089
Unamortized debt discount		(51,282)	(57,211)

Total mortgages and notes payable, net		$1,905,706	$1,894,878

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of June 30, 2013.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender provided the special purpose entity a notice of default and subsequently foreclosed on the property in April 2013. Following the notice of foreclosure, the Company surrendered the property and extinguished the outstanding note balance totaling $7.9 million. Prior to the foreclosure, the default interest rate on the note was 9.90%, and related accrued interest was added to the balance of the note.

(c)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(d)	Variable-rate notes are hedged with interest rate swaps (see Note 6).

As of June 30, 2013, scheduled debt maturities of the Company’s line of credit, mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total
Remainder of 2013	$22,360	$—	$22,360
2014	46,978	29,761	76,739
2015	47,658	121,930	169,588
2016	40,969	580,671	621,640
2017	34,825	232,573	267,398
Thereafter	115,992	709,763	825,755

	$308,782	$1,674,698	$1,983,480

Balloon payments subsequent to 2017 are as follows: $34.2 million due in 2018, $258.3 million due in 2020, $167.5 million due in 2021, and $249.7 million due in 2022.

The following table summarizes interest expense on the related borrowings (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense – Term Note payable	$—	$6,968	$—	$13,715
Interest expense – revolving credit facilities	271	—	376	—
Interest expense – mortgages and notes payable	29,615	29,670	59,086	59,434
Interest expense – other	469	7	469	9
Amortization of deferred financing costs (a)	6,229	860	10,130	1,712
Amortization of net losses related to interest rate swap	—	1,177	—	2,333
Amortization of debt discount(b)	2,968	3,342	5,929	3,759

Total interest expense	$39,552	$42,024	$75,990	$80,962

(a)	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.
(b)	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount.

Debt discount is amortized to interest expense using the effective interest method over the terms of the related notes. The financing costs related to the establishment of debt are deferred and amortized to interest expense using the effective interest method over the term of the related debt instrument. Unamortized financing costs totaled $11.6 million and $3.8 million at June 30, 2013 and December 31, 2012, respectively, and are included in deferred costs and other assets, net on the accompanying condensed consolidated balance sheets.

4. Debt

Secured Revolving Credit Facility

In September 2012, the Operating Partnership entered into a secured revolving credit facility (the “credit facility”) allowing borrowings of up to $100 million and providing for a maximum additional loan commitment of $50 million, subject to the satisfaction of specified requirements and obtaining additional commitments from lenders. The amount available to borrow under the credit facility, and the Company’s ability to request issuances of letters of credit, will be subject to the Operating Partnership’s maintenance of a minimum ratio of the total value of the unencumbered properties to the outstanding credit facility obligations of 1.75:1.00. Since entering into the credit facility and as of December 31, 2012, no borrowings were outstanding under the credit facility.

The initial term expires on September 25, 2015 and may be extended for an additional 12 months subject to the satisfaction of specified requirements. The credit facility bears interest, at the Company’s option, of either (i) the “Alternate Base Rate” (as defined in the credit agreement) plus 2.50% to 3.50%; or (ii) LIBOR plus 3.50% to 4.50%, depending on our leverage ratio. As of December 31, 2012 and until the first compliance certificate is delivered and approved, interest will be determined based on the highest leverage ratio. The Company is also required to pay a quarterly fee on the unused portion of the credit facility at a rate of between 0.30% and 0.40% per annum, based on percentage thresholds for the average daily unused balance during a fiscal quarter. For the year ended December 31, 2012, the Company paid non utilization fees of $0.1 million.

As a result of entering into the credit facility, the Company incurred costs of $2.3 million which have been deferred and are included in deferred costs and other assets, net on the accompanying consolidated balance sheet. These costs are being amortized to interest expense over the remaining initial term of the credit facility.

The Company’s ability to borrow under the credit facility is subject to the Operating Partnership’s ongoing compliance with a number of customary financial covenants, including:

•

a maximum total leverage ratio (defined as consolidated debt to consolidated earnings before interest, taxes, depreciation and amortization, or consolidated EBITDA) of 8.00:1.00 through and including the first fiscal quarter of 2014, 7.75:1.00 for the next four fiscal quarters and 7.50:1.00 thereafter;

•

a minimum total fixed charge coverage ratio (defined as consolidated EBITDA to consolidated fixed charges) of 1.35:1.00 through and including the first fiscal quarter of 2014, 1.40:1.00 for the next four fiscal quarters and 1.45:1.00 thereafter;

•

a minimum total facility interest coverage ratio (defined as consolidated EBITDA less total interest expense, payments of principal on, or amounts escrowed or held with respect to, non-recourse indebtedness and maintenance-related capital expenditures to total interest expense plus amortization payments due on recourse indebtedness) of 5.00:1.00 through and including the first fiscal quarter of 2013, 6.00:1.00 from the second fiscal quarter of 2013 through and including the first fiscal quarter of 2014, 7.00:1.00 from the second fiscal quarter of 2014 through and including the first fiscal quarter of 2015 and 8:00:1.00 thereafter; and

•

a minimum consolidated tangible net worth equal to at least 80% of the Company’s consolidated tangible net worth at the completion of the IPO plus 80% of the net proceeds of any additional issuances of common stock.

As of December 31, 2012, the Company was in compliance with all financial covenants on the Credit Facility.

Pursuant to the terms of the credit facility, our distributions may not exceed the greater of (1) 100% of our funds from operations (“FFO”) as defined or (2) the amount required for us to qualify and maintain our status as a REIT. If a default or event of default occurs and is continuing, we may be precluded from making certain distributions (other than those required to allow us to qualify and maintain our status as a REIT). Spirit Realty Capital guarantees the Operating Partnership’s obligations under the credit facility and, to the extent not prohibited by applicable law, all of our assets and the Operating Partnership’s assets, other than interests in subsidiaries that are contractually prohibited from being pledged, are pledged as collateral for obligations under the credit facility.

Term Note Payable

Prior to the completion of the IPO on September 25, 2012, the Company had $729 million principal balance outstanding of a variable-rate term note payable (the “Term Note”). The Company entered into various interest rate derivative products to hedge the risk of variability in cash flows which were accounted for as cash flow hedges (see Note 5). Pursuant to an amendment to the Term Note credit agreement, the principal balance was separated into two tranches: $399 million of term loan B (“TLB”) and $330 million of term loan C (“TLC”). Pursuant to a conversion agreement (the “Conversion Agreement”) entered into in connection with the amendment to the Term Note credit agreement, holders of TLC granted the Company the option to convert the TLC into our common stock in connection with a qualifying IPO (as defined in the Conversion Agreement). In exchange for this option, the Company paid a call premium fee of $6.6 million to the TLC lenders, which was recorded as debt discount. Additionally, the share settled call option was deemed an embedded derivative and its value reflected as a debt discount and a separate derivative liability. Upon separation and at each reporting period thereafter, the derivative liability was recorded at fair value with any changes in fair value reflected in earnings.

At the completion of the IPO, the Company issued 24.2 million shares of common stock to the TLC lenders at a conversion premium of 10.2%, and used a portion of the proceeds from the IPO to repay the $399 million TLB. As a result, the Company recognized a loss on debt extinguishment of $32.5 million included in other income (expense) and non-cash charges related to the derivative instruments of $8.7 million, of which $8.1 million is reflected in general and administrative expense and $0.6 million in interest expense for the year ended December 31, 2012. The fair value of the embedded derivative liability at the completion of the IPO was $6.6 million and reclassified into stockholders’ equity.

The interest rate on the Term Note was 3.78%, effective beginning on February 1, 2012, and was reset on August 1, 2012 to 3.44%, which remained in effect until the Term Note was extinguished on September 25, 2012.

At December 31, 2011, the rate on the Term Note was 3.43%. Beginning on February 1, 2011, the variable rate was consistently based on a six-month LIBOR rate and never exceeded 3.45% during 2011.

The Company was subject to various financial and nonfinancial covenants under the Term Note, including a minimum pro forma debt service coverage ratio and a maximum pro forma leverage ratio. At December 31, 2011 and through the date of extinguishment, the Company was in compliance with the covenants under the Term Note.

Mortgages and Notes Payable

The Company’s mortgages and notes payable are summarized below (dollars in thousands):

	Year Ended December 31,
	2012 Effective Rates(a)	2012	2011
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.34%	$111,831	$123,364
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.56	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.58	245,614	252,817
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.49	321,650	327,367
Secured fixed-rate amortizing mortgage notes payable:
5.90% note, balloon due 2012(b)	11.99	7,755	7,817
6.25% note, balloon due 2013(c)	N/A	—	5,090
5.40% notes, balloons due 2014	7.41	31,165	31,837
5.26%–5.62% notes, balloons due 2015	6.98-7.41	102,766	104,927
5.04%–8.39% notes, balloons due 2016	6.29-9.76	38,652	39,354
6.59% notes, balloons due 2016	7.02-7.19	564,669	573,569
5.85% note, balloon due 2017	7.18	53,414	54,194
6.17% note, balloon due 2017	7.09	143,647	145,561
6.64% note, balloon due 2017	7.44	21,595	21,896
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016(d)(e)	4.59-5.17	16,851	10,497
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017(d)(e)	5.07	11,181	—
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017(e)	5.86	21,428	—
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.01	1,571	1,690

		1,952,089	1,958,280
Unamortized debt discount		(57,211)	(56,869)

Total mortgages and notes payable		$1,894,878	$1,901,411

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of December 31, 2012.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender has provided the special purpose entity a notice of default and has communicated its intent to foreclose on the subject property. The default interest rate on the note is 9.90%.

(c)	This note had a scheduled maturity and balloon payment due in 2013, but was prepaid in the fourth quarter of 2012.
(d)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(e)	Variable-rate notes are hedged with an interest rate swap (see Note 5)

As of December 31, 2012, scheduled debt maturities of the Company’s mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total(a)
2013	$43,517	$—	$43,517
2014	46,186	29,761	75,947
2015	47,248	96,587	143,835
2016	40,787	580,673	621,460
2017	34,634	233,547	268,181
Thereafter	115,893	675,501	791,394

	$328,265	$1,616,069	$1,944,334

Balloon payments subsequent to 2017 are as follows: $258.3 million due in 2020, $167.5 million due in 2021 and $249.7 million due in 2022.

(a)	The total excludes the note obligation of $7.8 million that was due in 2012 and referenced in footnote (b) above.

The following table summarizes interest expense on the related borrowings (in thousands):

	Year Ended December 31,
	2012	2011	2010
Interest expense – Term Note payable	$19,925	$26,631	$27,735
Interest expense – credit facility	108	—	—
Interest expense – mortgages and notes payable(a)	119,197	120,120	125,067
Interest expense – other	10	10	305
Amortization of deferred financing costs	2,819	3,599	4,728
Amortization of net losses related to interest rate swap	3,415	4,500	4,714
Amortization of debt discount(b)	10,746	14,483	9,951

Total interest expense	$156,220	$169,343	$172,500

(a)	Includes related hedge expense.
(b)

Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount. In the opinion of management, the impact of this adjustment is immaterial to the Company’s 2012 and 2011 results of operations.

Debt discount is amortized to interest expense using the effective interest method over the terms of the related notes. The financing costs related to the establishment of debt are deferred and amortized to interest expense using the effective interest method over the term of the related debt instrument. Unamortized financing costs totaled $3.8 million and $5.9 million at December 31, 2012 and December 31, 2011, respectively, and are included in deferred costs and other assets on the accompanying consolidated balance sheets.

In connection with the IPO, the Company sought lender consent for the IPO and other related transactions. In connection with obtaining these consents, the Company incurred consent fees, legal fees and other third-party expenses. These lender consent fees totaled $10.7 million and are recorded in debt discount and amortized to interest expense over the remaining term of the respective notes using the effective interest method. The related legal and other third-party expenses of $4.8 million were incurred during the year ended December 31, 2012 and are included in general and administrative expenses on the accompanying consolidated statements of operations. No such costs were incurred during 2011 and 2010.

Derivative and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative and Hedging Activities

Note 6. Derivative and Hedging Activities

The Company uses interest rate derivative contracts to manage its exposure to changes in interest rates on its variable rate debt. These derivatives are considered cash flow hedges and are recorded on a gross basis at fair value and included in the accompanying condensed consolidated balance sheet. The effective portion of changes in fair value are recorded in accumulated other comprehensive loss (“AOCL”) and subsequently reclassified to earnings when the hedged transactions affect earnings. The ineffective portion is recorded immediately in earnings in general and administrative expenses.

The following table summarizes the notional amount and fair value of the Company’s derivative instruments (in thousands):

Derivatives	Balance Sheet Location					Fair Value of Liability		Fair Value of Asset
designated as hedging instruments	June 30, 2013	Notional Amount	Interest Rate	Effective Date	Maturity Date	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$6,816	4.67%	October 6, 2011	October 6, 2016	$(131)	$(218)	$—	$—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$7,627	4.34%	February 6, 2012	October 6, 2016	(70)	(157)	—	—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$11,098	4.62%	June 28, 2012	July 6, 2017	(18)	(219)	—	—
Interest Rate Swap	Deferred costs and other assets, net	$17,808	5.24%	August 30, 2012	August 30, 2017	—	(177)	160	—

						$(219)	$(771)	$160	$—

The following tables provide information about the amounts recorded in AOCL, as well as the gain or (loss) recorded in operations, when reclassified out of AOCL, for the three and six months ended June 30, 2013 and 2012, respectively (in thousands):

	Amount of Gain or (Loss) Recognized in AOCL on Derivative (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	2013	2012	2013	2012
Interest Rate Swaps	$502	$(368)	$470	$(440)

	Amount of Loss Reclassified from AOCL into Operations (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Loss Reclassified from AOCL into Operations	2013	2012	2013	2012
Interest expense	$(95)	$(1,214)	$(188)	$(2,400)
General and administrative expense	$—	$—	$(22)	$—

	Amount of Gain Recognized in Operations on Derivative (Ineffective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Gain Recognized in Operations on Derivatives	2013	2012	2013	2012
General and administrative expense	$54	$—	$54	$—

Approximately $0.3 million is estimated to be reclassified as an increase to interest expense during the next 12 months. The Company does not enter into derivative contracts for speculative or trading purposes.

The Company is exposed to credit risk in the event of non-performance by its derivative counterparties. The Company believes it mitigates its credit risk by entering into agreements with counterparties it considers credit-worthy. As of June 30, 2013 and December 31, 2012, there were no termination events or events of default related to the interest rate swaps.

5. Derivative and Hedging Activities

The Company uses interest rate derivative contracts to manage its exposure to changes in interest rates on its variable-rate debt. These derivatives are considered cash flow hedges and are recorded at fair value in accounts payable, accrued expenses and other liabilities on the accompanying consolidated balance sheets. The effective portion of changes in fair value are recorded in accumulated other comprehensive loss and subsequently reclassified to earnings when the hedged transactions affect earnings. The ineffective portion is recorded immediately in earnings in general and administrative expenses.

The Company discontinues hedge accounting if it determines that a derivative no longer meets the criteria for hedge accounting or management determines that designation of the derivative as a hedging instrument is no longer appropriate. When hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the balance sheet and records changes in fair value directly to earnings.

The Company reclassified $7.7 million, $4.8 million and $6.7 million of net cash flow hedge losses from other comprehensive loss to earnings for the years ended December 31, 2012, 2011 and 2010, respectively. Included in these amounts for the years ended December 31, 2012, 2011 and 2010, respectively, were losses of $4.0 million, $0.3 million and $2.0 million recognized in general and administrative expenses as the originally forecasted hedged transactions associated with the Term Note were no longer probable of occurring.

The net unamortized loss included in accumulated other comprehensive loss related to all derivative instruments at December 31, 2012 totaled $0.8 million. Approximately $0.4 million will be reclassified as an increase to interest expense during the next 12 months.

The Company does not enter into derivative contracts for speculative or trading purposes.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity

Note 7. Stockholders’ Equity

For the six months ended June 30, 2013, the Company declared cash dividends equivalent to $0.625 per share on its common stock. Under its Incentive Award Plan the Company granted 24,588 shares of common stock to its Board of Directors in June 2013 pursuant to the Company’s director compensation program.

7. Stockholders’ Equity

On December 21, 2012, the Company elected to redeem all 125 shares of its 12.5% Series A Cumulative Non-Voting Preferred Stock $0.01 par value (the “Series A Preferred Stock”), for a redemption price of $1,112.50 per share. The redemption price includes an amount equal to the stated value, plus any accrued and unpaid dividends through and including December 31, 2012, plus a redemption premium. The holders of the Series A Preferred Stock were entitled to receive cumulative cash dividends of 12.5% per annum. The Series A Preferred Stock was not convertible into shares of any other class or series of stock. During the years ended December 31, 2012 and 2011, the Company paid dividends on preferred stock of $7,813 and $15,625, respectively.

In connection with the IPO, in September 2012, the Company issued 29.0 million shares of our common stock at $15 per share generating net proceeds of $394.6 million. In October 2012, the underwriters exercised their option to purchase additional shares in full and the Company issued an additional 4.4 million shares at $15 per share generating net proceeds of $60.7 million. In connection with the TLC debt conversion (see Note 4), the Company issued 24.2 million shares of common stock. The Company also granted 1.4 million shares of restricted common stock to certain directors, executive officers and other employees of the Company (see Note 13).

At December 31, 2012 and 2011 there were 84,851,515 shares and 25,863,976 shares, respectively, of the Company’s common stock issued and outstanding.

In December 2012, the Company declared two cash dividends on its common stock. The first dividend of $0.0204 per share is for the period from the completion of the Company’s IPO on September 25, 2012 to the end of the third quarter on September 30, 2012. The second dividend of $0.3125 per share is for the fourth quarter ending December 31, 2012. On January 14, 2013, the Company paid $28.2 million of dividends to stockholders of record on December 31, 2012. During the year ended December 31, 2011, the Company paid total distributions to its equity owners and on preferred stock of $3.9 million. During the year ended December 31, 2011, Spirit Finance Capital Management, LLC, an affiliate, which externally managed the Company between March 2008 through June 2011, paid a liquidating distribution of $0.5 million and the Company paid $3.4 million of dividends; such dividends were primarily attributed to 2010 for tax purposes.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies

Note 8. Commitments and Contingencies

The Company is periodically subject to claims or litigation in the ordinary course of business, including claims generated from business conducted by tenants on real estate owned by the Company. In these instances, the Company is typically indemnified by the tenant against any losses that might be suffered, and the Company and/or the tenant are insured against such claims.

In connection with the Company Merger, on March 5, 2013, a putative class action and derivative lawsuit was filed in the Circuit Court for Baltimore City, Maryland against and purportedly on behalf of Spirit Realty Capital captioned Kendrick, et al. v. Spirit Realty Capital, Inc., et al. The complaint was amended on April 26, 2013, and names as defendants Spirit Realty Capital, the members of the board of directors of Spirit Realty Capital, the Spirit Operating Partnership, Cole II and the Cole Operating Partnership, and alleges that the directors of Spirit Realty Capital breached their fiduciary duties by engaging in an unfair process leading to the Merger Agreement, failing to disclose sufficient material information for Spirit Realty Capital stockholders to make an informed decision regarding whether or not to approve the Merger, agreeing to a Merger Agreement at an opportunistic and unfair price, allowing draconian and preclusive deal protection devices in the Merger Agreement, and engaging in self-interested and otherwise conflicted actions. The complaint alleges that Spirit Realty Capital, the Spirit Operating Partnership, Cole II and the Cole Operating Partnership aided and abetted those breaches of fiduciary duty. The complaint seeks a declaration that defendants have breached their fiduciary duties or aided and abetted such breaches and that the Merger Agreement is unenforceable, an order enjoining a vote on the transactions contemplated by the Merger Agreement, rescission of the transactions in the event they are consummated, imposition of a constructive trust, an award of fees and costs, including attorneys’ and experts’ fees and costs, and other relief. On June 4, 2013, solely to avoid the costs, risks and uncertainties inherent in litigation, Spirit and the other named defendants in the merger litigation signed a memorandum of understanding (“MOU”) regarding a proposed settlement of all claims asserted therein. The MOU provides, among other things, that the parties will seek to enter into a stipulation of settlement which provides for the release and dismissal of all asserted claims. The asserted claims will not be released and dismissed until such stipulation of settlement is approved by the court. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the court will approve such settlement even if the parties were to enter into such stipulation. The Company does not expect that the settlement, if approved by the court, would have a material adverse effect on its financial position or results of operations.

At June 30, 2013, there were no outstanding claims against the Company that are expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows.

At June 30, 2013, the Company had commitments totaling $9.7 million to make property acquisitions and to fund improvements on properties the Company currently owns. These commitments are expected to be funded by December 31, 2013. In addition, the Company is contingently liable for $5.7 million of debt owed by one of its tenants and is indemnified by that tenant for any payments the Company may be required to make on such debt.

The Company estimates future costs for known environmental remediation requirements when it is probable that the Company has incurred a liability and the related costs can be reasonably estimated. The Company considers various factors when estimating its environmental liabilities, and adjustments are made when additional information becomes available that affects the estimated costs to study or remediate any environmental issues. When only a wide range of estimated amounts can be reasonably established and no other amount within the range is better than another, the low end of the range is recorded in the financial statements. Based on an ongoing environmental study on one of its properties, the Company’s estimated remediation liability was $0.1 million at each of June 30, 2013 and December 31, 2012.

8. Commitments and Contingencies

The Company is periodically subject to claims or litigation in the ordinary course of business, including claims generated from business conducted by tenants on real estate owned by the Company. In these instances, the Company is typically indemnified by the tenant against any losses that might be suffered, and the Company and/or the tenant are insured against such claims. At December 31, 2012, there were no outstanding claims against the Company that are expected to have a material adverse effect on the Company’s financial position or results of operations.

At December 31, 2012, the Company had commitments totaling $8.0 million to make property acquisitions and to fund improvements on properties the Company currently owns. All of these future commitments are expected to be funded by December 31, 2013. In addition, the Company is contingently liable for $5.7 million of debt owed by one of its tenants and is indemnified by that tenant for any payments the Company may be required to make on such debt.

The Company estimates future costs for known environmental remediation requirements when it is probable that the Company has incurred a liability and the related costs can be reasonably estimated. The Company considers various factors when estimating its environmental liabilities, and adjustments are made when additional information becomes available that affects the estimated costs to study or remediate any environmental issues. When only a wide range of estimated amounts can be reasonably established and no other amount within the range is better than another, the low end of the range is recorded in the financial statements. Based on an ongoing environmental study on one of its properties, the Company’s estimated remediation liability was $0.1 million and $0.3 million at December 31, 2012 and 2011, respectively.

The Company leases its current corporate office space and certain operating equipment under non-cancelable agreements from unrelated third parties. Total rental expense included in general and administrative expense amounted to $0.4 million, $0.4 million and $0.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company is also a lessee under eight long-term, non-cancelable ground leases under which it is obligated to pay monthly rent. Total rental expense included in property costs amounted to $1.1 million for the year ended December 31, 2012, and $1.0 million for each of the years ended December 31, 2011 and 2010. The majority of the ground leases are subleased to unrelated third parties, and the corresponding rental revenue is recorded in rentals on the accompanying consolidated statements of operations.

The Company’s minimum aggregate rental commitments under all non-cancelable operating leases as of December 31, 2012 are as follows (in thousands):

	Ground Leases	Office and Equipment Leases	Total
2013	$1,165	$344	$1,510
2014	1,175	412	1,587
2015	1,177	423	1,600
2016	1,179	474	1,653
2017	1,243	483	1,726
Thereafter	15,221	2,948	18,169

Total	$21,160	$5,084	$26,245

During 2010, six officers of the Company resigned their responsibilities and were no longer employed by the Company. Subsequent to their resignation, the officers filed two lawsuits against the Company, the Company’s former parent, Redford Holdco, LLC (“Redford”) and certain individuals. The Company and other defendants filed counterclaims. In December 2010, a confidential settlement was reached and all litigation was dismissed. The Company’s costs related to defending itself and settling the claims related to this matter totaled $22.3 million through December 31, 2010, which is net of insurance proceeds of $2.0 million.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements

Note 9. Fair Value Measurements

The Company’s assets and liabilities that are required to be measured at fair value in the accompanying condensed consolidated financial statements are summarized below.

The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
June 30, 2013:
Derivatives:
Interest rate swaps financial liabilities	$(219)	$—	$(219)	$—
Interest rate swap financial asset	160	—	160	—
December 31, 2012:
Derivatives:
Interest rate swaps financial liabilities	$(771)	$—	$(771)	$—

The interest rate swaps are measured using a market approach, using prices obtained from a nationally recognized pricing service and pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 of the fair value hierarchy.

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
June 30, 2013:
Long-lived assets held and used	$8,208	$—	$—	$—	$8,208	$(1,481)
Lease intangible assets	—	—	—	—	—	(487)
Long-lived assets held for sale	5,520	(1,157)	—	—	6,677	(2,103)

						$(4,071)

December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

The fair values of impaired real estate and intangible assets were determined by using the following information, depending on availability, in order of preference: signed purchase and sale agreements or letters of intent; recently quoted bid or ask prices, or market prices for comparable properties; estimates of cash flow, which consider, among other things, contractual and forecasted rental revenues, leasing assumptions, and expenses based upon market conditions; and expectations for the use of the real estate. Based on these inputs, the Company determined that its valuation of the impaired real estate and intangible assets falls within Level 3 of the fair value hierarchy.

In addition to the disclosures for assets and liabilities required to be measured at fair value at the balance sheet date, companies are required to disclose the estimated fair values of all financial instruments, even if they are not carried at their fair values. The fair values of financial instruments are estimates based upon market conditions and perceived risks at June 30, 2013 and December 31, 2012. These estimates require management’s judgment and may not be indicative of the future fair values of the assets and liabilities.

Financial assets and liabilities for which the carrying values approximate their fair values include cash and cash equivalents, restricted cash and escrow deposits, and accounts receivable and payable. Generally, these assets and liabilities are short-term in duration and are recorded at fair value on the accompanying condensed consolidated balance sheets.

The estimated fair values of the fixed-rate mortgage and other loans receivable and the fixed-rate mortgages and notes payable have been derived based on market quotes for comparable instruments or discounted cash flow analyses using estimates of the amount and timing of future cash flows, market rates and credit spreads. The mortgage and other loans receivable and mortgages and notes payable were measured using a market approach from nationally recognized financial institutions with market observable inputs such as interest rates and credit analytics. These measurements are classified as Level 2 of the fair value hierarchy. The following table discloses fair value information for these financial instruments (in thousands):

	June 30, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Loans receivable, net	$44,027	$52,977	$51,862	$69,926
Revolving credit facilities	26,492	27,386	—	—
Mortgages and notes payable	1,905,706	2,069,525	1,894,878	2,112,670

9. Fair Value Measurements

The Company’s assets and liabilities that are required to be measured at fair value in the Company’s consolidated financial statements are summarized below.

The following table sets forth the Company’s financial assets that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
December 31, 2012:
Derivatives:
Interest rate swaps	$(771)	$—	$(771)	$—
December 31, 2011:
Derivatives:
Interest rate cap	$16	$—	$16	$—
Transaction fee embedded derivative	(2,587)	—	—	(2,587)
Interest rate swap	(116)	—	(116)	—

The interest rate cap and the interest rate swaps are measured using a market approach, using prices obtained from a nationally recognized pricing service and pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 of the fair value hierarchy.

In July 2011, in connection with the Conversion Agreement, the Company recorded a derivative liability of $1.6 million related to the fair value of the 2% alternative transaction fee (see Note 4), which is considered an embedded derivative. The fair value of the embedded derivative is classified as Level 3 of the fair value hierarchy and determined based on a market participant’s view of the Conversion Agreement alternatives and the probability of an IPO occurring. As of December 31, 2011, the fair value of the derivative liability was $2.6 million. On September 25, 2012, the date of the completion of a qualifying IPO and TLC debt conversion, the fair value of the derivative liability was $6.6 million. For the year ended December 31, 2012, the Company recognized a loss of approximately $4.0 million, which is included in general and administrative expenses. Upon the TLC debt conversion, the fair value of the derivative liability was reclassified into stockholders’ equity.

The table below reflects the reconciliation for liabilities measured at fair value on a recurring basis and classified as Level 3 (in thousands):

Derivative Liabilities
Balance, December 31, 2010	$—
Issuance.	(1,562)
Total losses included in earnings	(1,025)

Balance, December 31, 2011	(2,587)
Total losses included in earnings	(4,013)

Balance, September 25, 2012	(6,600)
Amount transferred to stockholders’ equity	6,600

Balance, December 31, 2012	$—

Amount of losses included in earnings attributable to the change in unrealized losses related to liabilities still held at the reporting date	$—

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of December 31, 2012 and 2011(in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

December 31, 2011:
Long-lived assets held and used	$9,980	$(950)	$—	$—	$10,930	$(11,860)
Other assets	—	—	—	—	—	(105)
Lease intangible assets	113	—	—	—	113	(571)
Long-lived assets held for sale	9,634	(4,935)	—	—	14,569	(6,596)

						$(19,132)

The fair values of impaired real estate and intangible assets were determined by using the following information, depending on availability, in order of preference: signed purchase and sale agreement or letter of intent; recently quoted bid or ask prices, or market prices for comparable properties; estimates of cash flow, which consider, among other things, contractual and forecasted rental revenues, leasing assumptions, and expenses based upon market conditions; and expectations for the use of the real estate. Based on these inputs, the Company determined that its valuation of the impaired real estate and intangible assets falls within Level 3 of the fair value hierarchy.

In addition to the disclosures for assets and liabilities required to be measured at fair value at the balance sheet date, companies are required to disclose the estimated fair values of all financial instruments, even if they are not carried at their fair value. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2012. These estimates require management’s judgment and may not be indicative of the future fair values of the assets and liabilities.

Financial assets and liabilities for which the carrying values approximate their fair values include cash and cash equivalents, restricted cash and escrow deposits and accounts receivable and payable. Generally, these assets and liabilities are short-term in duration and are recorded at fair value on the consolidated balance sheets.

The estimated fair values of the fixed-rate mortgage and other loans receivable and the fixed-rate mortgages and notes payable have been derived based on market quotes for comparable instruments or discounted cash flow analysis using estimates of the amount and timing of future cash flows, market rates and credit spreads. The mortgage and other loans receivable and mortgages and notes payable were measured using a market approach from nationally recognized financial institutions with market observable inputs such as interest rates and credit analytics. These measurements are classified as Level 2 of the fair value hierarchy. The fair value of the Term Note was measured using an active market price at December 31, 2011 which is considered a Level 1 valuation method. The following table discloses fair value information for these financial instruments (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Mortgage and other loans receivable	$51,862	$69,926	$65,477	$64,202
Mortgages and notes payable	1,894,878	2,112,670	1,901,411	1,889,159
Term Note payable	—	—	725,735	663,429

Significant Credit and Revenue Concentration	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Credit and Revenue Concentration

Note 10. Significant Credit and Revenue Concentration

As of June 30, 2013, the Company’s real estate investments are operated by approximately 165 tenants that engage in retail, service and distribution activities across various industries throughout the United States. Shopko Stores Operating Co., LLC (“Shopko”) and Pamida Stores Operating Co., LLC (“Pamida”), which merged in 2012, operate in the general and discount retailer industry and represent the Company’s largest tenant. Rental revenues from the combined Shopko/Pamida (“Shopko/Pamida”) entity for the six months ended June 30, 2013 and 2012, contributed 29.0% and 30.1% of our total rent (from continuing and discontinued operations), respectively. No other tenant contributed 10% or more of the Company’s total annual rent during any of the periods presented. As of June 30, 2013 and December 31, 2012, the combined properties that are operated by Shopko/Pamida represent approximately 27.9% and 28.4%, respectively, of the Company’s total investment portfolio.

10. Significant Credit and Revenue Concentration

As of December 31, 2012, the Company’s real estate investments are operated by approximately 165 tenants that engage in retail, service and distribution activities across various industries throughout the United States. In February 2012, two of our tenants, Shopko Stores Operating Co., LLC (“Shopko”), and Pamida Stores Operating Co. LLC (“Pamida”), completed a merger. Each tenant operates in the general and discount retailer industry. Rental revenues from the combined company represent 29.4% of our total annual rent (from continuing and discontinued operations) as of December 31, 2012. Prior to the merger, rental revenues under a master lease agreement with Shopko totaled 26.7% and 25.6% of the Company’s total rental revenues (from continuing and discontinued operations) for each of the years ended December 31, 2011 and 2010, respectively. No other tenant contributed 10% or more of the Company’s total annual rent during any of the periods presented.

As of December 31, 2012, the combined properties that are operated by Shopko and Pamida represent approximately 28.4% of the Company’s total investment portfolio. As of the year ended December 31, 2011, the properties operated by Shopko under the master lease represented approximately 25.7% of the Company’s total investment portfolio.

Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Discontinued Operations

Note 11. Discontinued Operations

Periodically, the Company may sell real estate properties it owns. Gains and losses from any such dispositions of properties and all operations from these properties are required to be reclassified as “discontinued operations” in the condensed consolidated statements of operations, as long as there is no significant continuing involvement in the future cash flows from these properties. As a result of this reporting requirement, each time a property is sold or classified as real estate assets held for sale, the operations of such property previously reported as part of “loss from continuing operations” are reclassified into “discontinued operations.” This presentation has no impact on net loss or cash flow. The net gains or losses from the real estate dispositions as well as the current and prior operations have been reclassified to discontinued operations as summarized below (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenues	$1,657	$2,611	$3,504	$5,371
Expenses:
General and administrative	4	78	10	176
Property costs	71	13	141	207
Interest	—	134	194	268
Depreciation and amortization	1,019	1,573	2,198	3,238
Impairments	—	320	2,103	2,122

Total expenses	1,094	2,118	4,646	6,011

Gain (loss) from discontinued operations before other income	563	493	(1,142)	(640)
Other income:
Gain on debt extinguishment	1,028	—	1,028	—
Other	22	—	45	—

Total other income	1,050	—	1,073	—

Income (loss) from discontinued operations	1,613	493	(69)	(640)
Net (loss) gain on dispositions of real estate(a)	(191)	(81)	(11)	1,369

Total discontinued operations	$1,422	$412	$(80)	$729

(a) Number of properties disposed of during period	4	7	10	18

11. Discontinued Operations

Periodically, the Company may sell real estate properties it owns. Gains and losses from any such dispositions of properties and all operations from these properties are required to be reclassified as “discontinued operations” in the consolidated statements of operations, as long as there is no significant continuing involvement in the future cash flows from these properties. As a result of this reporting requirement, each time a property is sold or classified as real estate assets held for sale, the operations of such property previously reported as part of “loss from continuing operations” are reclassified into “discontinued operations.” This presentation has no impact on net loss or cash flow. The net gains or losses from the real estate dispositions as well as the current and prior operations have been reclassified to discontinued operations as summarized below (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues	$10,582	$12,350	$14,614
Expenses:
General and administrative	203	12	94
Property costs	472	1,219	1,685
Interest	644	1,061	1,481
Depreciation and amortization	6,324	7,900	9,447
Impairments	4,634	16,586	24,463

Total expenses	12,277	26,778	37,170

Loss from discontinued operations	(1,695)	(14,428)	(22,556)
Net losses on dispositions of real estate (a)	(3,349)	(2,736)	(391)

Total discontinued operations	$(5,044)	$(17,164)	$(22,947)

Number of properties disposed of during period(a)	41	33	5

Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information

Note 12. Supplemental Cash Flow Information

In June 2013, the Company declared a common stock dividend of $26.5 million, which was paid in July 2013. During the six months ended June 30, 2013, the Company surrendered a real estate property totaling $6.9 million, which was encumbered by a mortgage note payable of $7.9 million following a notice of foreclosure. During the same period in 2013, the Company repaid approximately $1.0 million of mortgages and notes payable in conjunction with sales of certain real estate properties and approximately $9.8 million of deferred financing costs recorded in deferred costs and other assets were unpaid. During the six months ended June 30, 2012, the Company repaid $0.8 million of mortgages and notes payable in conjunction with sales of certain real estate properties and paid $0.7 million of real estate acquisition costs accrued for at December 31, 2011. In addition, as of June 30, 2012, $5.4 million of deferred offering costs recorded in deferred costs and other assets on the condensed consolidated balance sheet were unpaid.

12. Supplemental Cash Flow Information

Interest paid during the years ended December 31, 2012, 2011 and 2010, totaled $144.0 million, $148.1 million and $155.0 million, respectively. Income and franchise taxes paid, net of refunds, during the years ended December 31, 2012, 2011 and 2010 were $0.7 million, $0.4 million and $3.6 million, respectively. Franchise taxes are included in general and administrative expense in the accompanying consolidated statements of operations.

In December 2012, the Company declared a common stock dividend of $28.2 million, which was paid in January 2013. During the year ended December 31, 2012, the Company reduced its Term Note indebtedness by $330.0 million through the conversion of its TLC into shares of its common stock. Additionally, the Company repaid $3.5 million of mortgages and notes payable in conjunction with sales of certain real estate properties and paid $0.7 million of real estate acquisition costs accrued for at December 31, 2011. During the year ended December 31, 2011, the Company transferred ownership of six properties with a net book value of $11.8 million to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt. In addition, during the year ended December 31, 2011, the Company repaid $0.9 million of mortgages and notes payable in conjunction with sales of certain real estate properties and, as of December 31, 2011, had $0.7 million of real estate improvements and $2.4 million of deferred offering costs which had not yet been paid in cash.

Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Benefit Plans

Note 13. Incentive Award Plan

Under the Company’s Incentive Award Plan (the “Plan”), we may grant equity incentive awards to eligible employees, directors and other service providers. An aggregate of approximately 3.1 million shares of common stock were made available for issuance under the Plan. As of June 30, 2013, 1.7 million shares remain available for grant. Awards under the Plan may be in the form of stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, performance awards, stock payment awards, performance share awards, LTIP units and other incentive awards. If an award under the Plan is forfeited, expires or is settled for cash, any shares subject to such award may, to the extent of such forfeiture, expiration or cash settlement, be used again for new grants under the Plan. As of June 30, 2013, approximately 1.1 million non-vested restricted shares of common stock were outstanding.

For the three and six months ended June 30, 2013, the Company recognized $1.8 million and $3.6 million, respectively, in stock-based compensation expense, which is included in general and administrative expenses in the condensed consolidated statements of operations. There was no stock compensation expense during the comparable periods in 2012.

As of June 30, 2013 and December 31, 2012, the remaining unamortized stock-based compensation expense totaled $12.1 million and $15.7 million, respectively, which is recognized as the greater of the amount amortized on a straight-line basis over the service period of each applicable award or the amount vested over the vesting periods.

13. Employee Benefit Plans

The Company has a defined contribution retirement savings plan qualified under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan is available to full-time employees who have completed at least six months of service with the Company. The Company provides a matching contribution in cash, up to a maximum of 4% of compensation, which vests immediately. The matching contributions made by the Company totaled approximately $180,000, $136,000 and $146,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

In September 2012, the Company adopted the Incentive Award Plan (the “Plan”) under which we may grant equity incentive awards to eligible employees, directors and other service providers. As of the date of the Plan’s adoption, an aggregate of approximately 3.1 million shares of common stock is available for issuance under the Plan. Awards under the Plan may be in the form of stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, performance awards, stock payment awards, performance share awards, LTIP units and other incentive awards. If an award under the Plan is forfeited, expires or is settled for cash, any shares subject to such award may, to the extent of such forfeiture, expiration or cash settlement, be used again for new grants under the Plan.

Prior to the establishment of the Plan, the Company’s former parent, Redford, granted certain Company executives restricted non-incentive units in Redford having an aggregate fair market value of $8.0 million. An independent third party assisted the Company in determining the number of non-incentive units of Redford to be granted to aggregate $8.0 million in fair market value as of the grant date, December 15, 2011, based on the income and market approaches.

The Company executives who received restricted non-incentive units with Redford terminated and cancelled their respective non-incentive units prior to the completion of the Company’s IPO in September 2012, in exchange for a cumulative 470,590 shares of restricted common stock of the Company under the Plan with a grant date fair market value of approximately $7.1 million. The vesting terms of the restricted stock grants were substantially unchanged from those applicable to the Redford restricted non-incentive units, with 50% of such shares vesting upon the completion of the Company’s IPO, and the remaining 50% to vest either (i) in three equal annual installments on the first through third anniversaries of the Company’s IPO, or (ii) in full upon a subsequent “change of control” (as defined in each executive’s respective amended employment agreement) of the Company, subject, in each case, to the executive’s continued employment with the Company through the applicable vesting dates. The restricted common stock, which vested upon the completion of the IPO, has a 270 day lock up period following the vesting date.

The modification of these awards was deemed a “probable-to-probable” modification under ASC 718-20-55-107, and as such the total compensation expense to be recognized will be $8.0 million, the fair market value of the original awards which exceeded the grant date fair market value of the modified awards. Prior to the completion of the IPO, the Company did not recognize compensation costs related to these awards as the performance condition had not been met.

An additional 921,671 shares of restricted common stock were granted to certain directors, executive officers and other employees upon the completion of the IPO. These shares vest over the following service periods (subject to continued service through the applicable vesting date): 25,000 over a service period of 12 months; and 896,671 over a service period of three years. The grant date fair market value of these awards was approximately $14.1 million.

	Year Ended December 31, 2012
	Number of Shares	Weighted average price(1)
Outstanding non-vested shares, beginning of year	—
Shares granted	1,392,261	$15.84
Shares vested	(235,295)	$17.00
Shares forfeited	—

Outstanding non-vested shares, end of year	1,156,966	$15.61

There was no stock compensation expense in 2011 or 2010, as there were no stock grants that met recognition criteria in either of those periods.

(1)	Grant date fair value.

Historical staff turnover rates are used by the Company to estimate the forfeiture rate for its non-vested shares. Accordingly, changes in actual forfeiture rates will affect stock-based compensation expense during the applicable period.

Under the terms of the restricted common stock grants issued, holders of the non-vested shares are eligible to receive non-refundable dividends. In accordance with ASC 718-10-55-45, the Company charges to compensation expense the amount of dividends accrued and/or paid to the extent they relate to non-vested shares that are not expected to vest.

The amount of stock-based compensation expense recognized in general and administrative expenses was $5.9 million for the year ended December 31, 2012.

As of December 31, 2012, the remaining unamortized stock-based compensation expense totaled $15.7 million, which is recognized as the greater of the amount amortized on a straight-line basis over the service period of each applicable award or the amount vested over the vesting periods.

Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loss Per Share

Note 14. Loss Per Share

Basic and diluted loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. The table below is a reconciliation of the numerator used in the computation of basic and diluted loss per share (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss from continuing operations attributable to common stockholders	$(13,091)	$(9,194)	$(19,921)	$(21,913)
Less: preferred dividends	—	(8)	—	(8)

Loss from continuing operations attributable to common stockholders	(13,091)	(9,202)	(19,921)	(21,921)
Income (loss) from discontinued operations	1,422	412	(80)	729

Net loss attributable to common stockholders	$(11,669)	$(8,790)	$(20,001)	$(21,192)

Weighted average common shares outstanding:
Basic and diluted	83,699,142	25,863,976	83,696,858	25,863,976

For all periods presented, no potentially dilutive securities were included in computing loss per share of common stock as their effect would be anti-dilutive. Potentially dilutive securities excluded were the non-vested restricted stock during the three and six months ended June 30, 2013 and the potential shares of common stock for the TLC debt conversion during the three and six months ended June 30, 2012. The weighted average number of shares of potentially dilutive securities were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
TLC convertible debt	—	24,245,278	—	24,245,278
Nonvested shares of restricted stock	498,791	—	440,095	—

Potentially dilutive shares	498,791	24,245,278	440,095	24,245,278

14. Loss Per Share

Basic and diluted loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. The table below is a reconciliation of the numerator used in the computation of basic and diluted loss per share (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss from continuing operations	$(71,189)	$(46,699)	$(63,590)
Less: distributions to preferred stockholders	(63)	(16)	(15)

Loss from continuing operations attributable to common stockholders	(71,252)	(46,715)	(63,605)
Loss income from discontinued operations	(5,044)	(17,164)	(22,947)

Net loss attributable to common stockholders	$(76,296)	$(63,879)	$(86,552)

Weighted average number of shares of common stock outstanding:
Basic and diluted	41,277,353	25,863,976	25,863,976

For all periods presented, no potentially dilutive securities were included in computing loss per share of common stock as their effect would be anti-dilutive. Potentially dilutive securities excluded were the potential shares of common stock for the TLC debt conversion and non-vested restricted stock. These shares were not considered potentially dilutive for periods prior to 2012 as the related performance conditions had not been met. The weighted average number of shares of potentially dilutive securities during 2012 were as follows:

Twelve Months Ended December 31,
2012
TLC convertible debt	17,753,373
Non-vested shares of restricted stock	35,466

Potentially dilutive shares	17,788,839

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events

Note 15. Subsequent Events

Close of the Merger

On July 17, 2013, the Company, Cole II, the Spirit Operating Partnership and the Cole Operating Partnership (the “Parties”) closed the transactions contemplated by the Merger Agreement and the Company merged with and into Cole II, resulting in the Company ceasing to exist and Cole II, continuing as the Surviving Corporation and adopting the name Spirit Realty Capital, Inc. (“New Spirit”). At the effective time of the Company Merger, each share of common stock, par value $0.01 per share, of the Company (“Company Common Stock”), issued and outstanding immediately prior to the effective time of the Company Merger on July 17, 2013 was cancelled and converted into the right to receive 1.9048 shares of common stock, par value $0.01 per share, of New Spirit (“New Spirit Common Stock”). Upon receiving the converted shares of New Spirit Common Stock, the stockholders of the Company will have an equity interest of approximately 44% of the combined company. The Company’s prevailing influence over New Spirit, including a majority of its Board of Directors remaining and its surviving senior management, was a key factor towards the Company obtaining control and identifying the Company as the accounting acquirer. The New Spirit Common Stock commenced trading on the NYSE under the ticker symbol “SRC” on July 18, 2013. The Merger will be accounted for in the third quarter of fiscal 2013, using the acquisition method in accordance with ASC 805, Business Combinations. Accordingly, the identifiable assets acquired and liabilities assumed shall be measured at their acquisition-date fair value. Operating results will be included in New Spirit’s financial statements from the date of the Merger. Please see the unaudited pro forma information related to this business combination included in this filing.

Termination of the Credit Facility

In connection with the Merger, the Company and Spirit Realty, L.P., terminated the secured revolving Credit Facility, pursuant to that certain Credit Agreement, dated as of September 25, 2012, by and among the Spirit Realty, L.P., Deutsche Bank as administrative agent, and the various financial institutions parties thereto, as guaranteed by the Company, allowing borrowings of up to $100.0 million and providing for a maximum additional loan commitment of $50.0 million.

New Credit Facility

On July 17, 2013, the Spirit Operating Partnership (“the Surviving Partnership”) and various affiliates thereof, entered into a new credit agreement (the “Credit Agreement”) with various lenders and with Deutsche Bank Securities Inc., as lead arranger and book running manager, and with Deutsche Bank AG New York Branch as lead arranger and administrative agent. The Surviving Partnership’s obligations under the Credit Agreement are guaranteed by New Spirit, OP Holdings (as defined below), Spirit Master Funding IV, LLC, a Delaware limited liability company, and Spirit Master Funding V, LLC, a Delaware limited liability company. Pursuant to the Credit Agreement, consistent with the terms, conditions and provisions of a three-year revolving credit facility, the Surviving Partnership and its affiliates may obtain loans and/or extensions of credit (under a revolving credit facility) in an aggregate amount not exceeding $400.0 million.

The initial term expires on July 17, 2016 and may be extended for an additional 12 months subject to the satisfaction of specified requirements. The credit facility bears interest, at the Surviving Partnership’s option, of either (i) the “Base Rate” (as defined in the credit agreement) plus 1.00% to 2.00%; or (ii) LIBOR plus 2.00% to 3.00%, depending on the Surviving Partnership’s leverage ratio. The Surviving Partnership is also required to pay a fee on the unused portion of the credit facility at a rate of either 0.25% or 0.35% per annum, based on percentage thresholds for the average daily unused balance during a fiscal quarter.

In connection with the Credit Agreement, New Spirit and Spirit General OP Holdings, LLC, a Delaware limited liability company all of the interests of which are now owned by New Spirit and which is the general partner of the Surviving Partnership (“OP Holdings”), entered into the following agreements, each dated as of July 17, 2013:

•	Guaranty, pursuant to which New Spirit and OP Holdings provide a guaranty of the obligations of the Surviving Partnership under the Credit Agreement;

•

Security Agreement, pursuant to which the New Spirit, OP Holdings, the Surviving Partnership and the other entities party thereto will each grant a security interest in all of its right, title and interest in all tangible and intangible property and assets of such party to secure the obligations of the Surviving Partnership under the Credit Agreement; and

•

Omnibus Collateral Assignment of Material Agreements, Permits and Licenses, pursuant to which each of the New Spirit, OP Holdings and the other entities party thereto will collaterally assign and grant to the administrative agent a security interest in all of such party’s rights, title and interest in and to all material agreements, permits and licenses to secure the obligations of the Surviving Partnership under the Credit Agreement.

New CMBS

On July 17, 2013, Spirit SPE Loan Portfolio 2013-2, LLC, a Delaware limited liability company (“Spirit SPE 2013-2”), of which the Surviving Partnership is the sole Member, entered into a Loan Agreement (“GACC Loan Agreement”) with German American Capital Corporation (“GACC”), pursuant to which GACC may make extensions of credit to Spirit SPE 2013-2 in an aggregate amount not to exceed $100.9 million. In connection with the GACC Loan Agreement, the Surviving Partnership has entered into a Guaranty of Recourse Obligations of Borrower, dated as of the date of the GACC Loan Agreement (the “GACC Guaranty”), in favor of GACC, pursuant to which the Surviving Partnership will provide a guaranty of Spirit SPE 2013-2’s recourse obligations under the GACC Loan Agreement.

On July 17, 2013, Spirit SPE Loan Portfolio 2013-3, LLC, a Delaware limited liability company (“Spirit SPE 2013-3”), of which the Surviving Partnership is the sole Member, entered into a Loan Agreement (“Barclays Loan Agreement”) with Barclays Bank PLC (“Barclays”), pursuant to which Barclays may make extensions of credit to Spirit SPE 2013-3 in an aggregate amount not to exceed $102.1 million. In connection with the Barclays Loan Agreement, the Surviving Partnership has entered into a Guaranty of Recourse Obligations of Borrower, dated as of the date of the Barclays Loan Agreement (the “Barclays Guaranty” and, together with the GACC Guaranty, the “Guaranties”), in favor of Barclays, pursuant to which the Surviving Partnership will provide a guaranty of Spirit SPE 2013-3’s recourse obligations under the Barclays Loan Agreement.

The maturity date for each loan is August 6, 2023, and each bear interest at a fixed rate of 5.50% per annum.

Real Estate Dispositions

On July 19, 2013, New Spirit completed the sale of two multi-tenant properties acquired in the Merger for the aggregate sales price of $258.5 million. At the time of the sale, the properties were encumbered by approximately $139.4 million of outstanding indebtedness, which was assumed by the buyer at the close of sale and netted against total purchase price, resulting in net proceeds to the Company of $119.1 million.

Transition Services Agreement

In connection with the merger, Cole REIT Advisors II, LLC agreed to provide certain accounting and related services to the Company for an initial term of one quarter, with an extension option for up to one additional quarter. Fees for the initial quarter will total $1.2 million.

16. Subsequent Events

On January 22, 2013, the Company and Cole Credit Property Trust II, Inc. (“CCPT II”) announced that their boards of directors unanimously approved a definitive agreement to combine the companies through the merger of the Company with and into CCPT II, with CCPT II continuing as the surviving entity. CCPT II is a non-traded, SEC-registered REIT that invests primarily in freestanding, single-tenant buildings net leased to investment grade and other creditworthy tenants throughout the United States. Pursuant to the terms of the merger agreement, the Company’s stockholder will receive a fixed exchange ratio of 1.9048 shares of CCPT II common stock for each share of the Company common stock owned. The merger is subject to approval from the majority of both the Company’s and CCPT II stockholders and customary regulatory approvals and closing conditions. The Company’s largest stockholders, Macquarie Group (US) Holdings No. 1 Pty Limited, TPG-Axon Partners, LP and TPG-Axon Spirit Holdings Ltd., who together own approximately 15% of the Company, have executed voting agreements that state their intention to vote in favor of the merger. Following the effective time of the merger, the combined entity will operate under the name Spirit Realty Capital, Inc. and the existing management team of the Company will continue as the management team of the combined entity. At the effective time of the merger, the size of the board of directors of the combined entity will be set at nine, and all of the directors of the Company immediately prior to the completion of the merger and up to two individuals designated by CCPT II and reasonably satisfactory to the Company, will comprise the board of directors of the combined entity. It is anticipated that the shares of the combined company will be listed on the NYSE under the Company’s current ticker symbol “SRC”. The merger is expected to close in the third quarter of 2013.

In connection with the merger, the Operating Partnership has entered into a commitment letter with Barclays Bank PLC, pursuant to which Barclays Bank PLC has committed to provide, subject to the conditions set forth in the commitment letter, a $575 million secured term loan facility and a $50 million senior secured revolving credit facility.

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies:

Company Organization and Operations

Spirit Realty Capital, Inc. is a Maryland corporation incorporated on August 14, 2003. References in this annual report to “Spirit Realty Capital,” the “Company,” “we,” “our,” and “us” are to Spirit Realty Capital, Inc. The Company became a public company in December 2004 and was subsequently taken private in August 2007 by a consortium of private investors. On September 10, 2012, the Company paid a stock dividend (that is treated akin to a stock split for accounting purposes) to existing stockholders of the 200 shares of common stock of the Company whereby the existing stockholders received a stock dividend of 129,318.88 shares of common stock for each share of common stock of the Company. All references in the audited consolidated financial statements to the number of shares of common stock and related per share amounts retroactively reflect the effect of the stock dividend for all periods presented.

On September 25, 2012, the Company completed its initial public offering (the “IPO”) of 29.0 million shares of common stock. On October 1, 2012, the underwriters exercised their option to purchase additional shares in full and the Company issued an additional 4.4 million shares.

Concurrently with the completion of the IPO, the Company issued shares of its common stock to extinguish $330 million of the Term Note indebtedness (the “TLC debt conversion”) (see Note 4). In addition, equity awards in the form of restricted stock were granted to certain directors, executive officers and other employees of the Company (see Note 13).

The Company’s operations are carried out through its operating partnership, Spirit Realty, L.P. (the “Operating Partnership”), which is a Delaware limited partnership. Spirit General OP Holdings, LLC, one of the Company’s wholly-owned subsidiaries, is the sole general partner and owns 1.0% of the Operating Partnership. The Company is the sole limited partner and owns the remaining 99.0% of the Operating Partnership. Although the Operating Partnership is wholly-owned directly and indirectly by the Company, in the future, the Company could agree to issue equity interests in the Operating Partnership to third parties in exchange for property owned by such third parties. In general, any equity interests of the Operating Partnership issued to third parties would be exchangeable for cash or, at the Company’s election, shares of its common stock at specified ratios set when equity interests in the Operating Partnership are issued.

The Company is a self-administered and self-managed real estate investment trust (“REIT”) that primarily invests in single-tenant, operationally essential real estate throughout the United States that is leased on a long-term, triple-net basis primarily to tenants engaged in retail, service, and distribution industries. Single-tenant, operationally essential real estate consists of properties that are generally free-standing, commercial real estate facilities where the Company’s tenants conduct retail, distribution, or service activities that are essential to the generation of their sales and profits. Under a triple-net lease the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as insurance, real estate taxes, and repair and maintenance costs. In support of its primary business of owning and leasing real estate, the Company has also strategically originated or acquired long-term, commercial mortgage and equipment loans to provide a range of financing solutions to its tenants.

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements of Spirit Realty Capital and consolidated subsidiaries have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of Spirit Realty Capital and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Spirit Realty Capital has formed numerous special purpose entities to acquire and hold real estate subject to mortgage notes payable (see Note 4). As a result, the vast majority of the Company’s consolidated assets are held in these wholly-owned special purpose entities and are subject to debt. Each special purpose entity is a separate legal entity and is the sole owner of its assets and responsible for its liabilities. The assets of the special purpose entities are not available to pay, or otherwise satisfy obligations to, the creditors of any owner or affiliate of the special purpose entity. At December 31, 2012 and 2011, assets totaling $3.0 billion and $3.1 billion, respectively, were held, and liabilities totaling $2.0 billion and $1.9 billion, respectively, were owed by these special purpose entities and are included in the accompanying consolidated balance sheets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to prior period balances to conform to the current period presentation.

Segment Reporting

Accounting Standards Codification Topic 280, Segment Reporting (ASC 280), established standards for the manner in which public enterprises report information about operating segments. The Company views its operations as one segment, which consists of triple-net leasing operations. The Company has no other reportable segments.

Real Estate Investments

Carrying Value of Real Estate Investments - The Company’s real estate properties are recorded at cost and depreciated using the straight-line method over the estimated remaining useful lives of the properties, which generally range from 20 to 50 years for buildings and improvements and is 15 years for land improvements. Portfolio assets classified as “held for sale” are not depreciated. The Company allocates the purchase price of real estate properties to the tangible and intangible assets and liabilities acquired based on their estimated fair values. In making estimates of fair values for this purpose, management uses a number of sources, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities. Properties classified as “held for sale” are recorded at the lower of their carrying value or their fair value, less anticipated selling costs.

Purchase Accounting and Acquisition of Real Estate - When acquiring a property for investment purposes, Spirit allocates the purchase price (including acquisition and closing costs) to land, building, improvements and equipment based on their relative fair values. For properties acquired with in-place leases, Spirit allocates the purchase price of real estate to the tangible and intangible assets and liabilities acquired based on their estimated fair values. Transaction costs related to these acquisitions are expensed in the period incurred. In making estimates of fair values for this purpose, Spirit uses a number of sources, including independent appraisals and information obtained about each property as a result of Spirit’s pre-acquisition due diligence and its marketing and leasing activities.

Lease Intangibles - Lease intangibles, if any, acquired in conjunction with the purchase of real estate represent the value of in-place leases and above- or below-market leases. For real estate acquired subject to existing lease agreements, in-place lease intangibles are valued based on management’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, taking into consideration current market conditions and costs to execute similar leases at the time of the acquisition, and are amortized on a straight-line basis over the remaining initial term of the related lease and included in amortization expense. Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual amounts to be paid pursuant to the leases at the time of acquisition of the real estate and management’s estimate of current market lease rates for the property, measured over a period equal to the remaining initial term of the lease. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. Should a lease terminate early, the unamortized portion of any related lease intangibles is immediately recognized in the Company’s consolidated statements of operations.

Impairment - The Company reviews its real estate investments and related lease intangibles periodically for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We consider factors such as expected future undiscounted cash flows, estimated residual value, market trends (such as the effects of leasing demand and competition) and other factors in making this assessment. An asset is considered impaired if its carrying value exceeds its estimated undiscounted cash flows and the impairment is calculated as the amount by which the carrying value of the asset exceeds its estimated fair value. Estimating future cash flows and fair values are highly subjective and such estimates could differ materially from actual results. Key assumptions used in estimating future cash flows and fair values include, but are not limited to, revenue growth rates, interest rates, discount rates, capitalization rates, lease renewal probabilities, tenant vacancy rates and other factors.

Revenue Recognition - The Company leases real estate to its tenants under long-term, triple-net leases that are classified as operating leases. Lease origination fees are deferred and amortized over the related lease term as an adjustment to rental revenue. Under a triple-net lease, the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as real estate taxes, insurance premiums and repair and maintenance costs. Accordingly, the accompanying consolidated statements of operations do not reflect these tenant-funded costs.

The Company’s leases generally provide for rent escalations throughout the lease terms. For leases that provide for specific contractual escalations, rental revenue is recognized on a straight-line basis so as to produce a constant periodic rent over the term of the lease. Accordingly, accrued rental revenue, calculated as the aggregate difference between the rental revenue recognized on a straight-line basis and scheduled rents, represents unbilled rent receivables that the Company will receive only if the tenants make all rent payments required through the expiration of the initial term of the leases. The accrued rental revenue representing this straight-line adjustment is subject to an evaluation for collectability, and the Company records a provision for losses against rental revenues if collectability of these future rents is not reasonably assured. Leases that have contingent rent escalators indexed to future increases in the Consumer Price Index (“CPI”) may adjust over a one-year period or over multiple-year periods. Generally, these escalators increase rent at the lesser of (a) 1 to 1.25 times the increase in the CPI over a specified period or (b) a fixed percentage. Because of the volatility and uncertainty with respect to future changes in the CPI, the Company’s inability to determine the extent to which any specific future change in the CPI is probable at each rent adjustment date during the entire term of these leases and the Company’s view that the multiplier does not represent a significant leverage factor, rental revenue from leases with this type of escalator are recognized only after the changes in the rental rates have occurred.

Some of the Company’s leases also provide for contingent rent based on a percentage of the tenant’s gross sales. For contingent rentals that are based on a percentage of the tenant’s gross sales, the Company recognizes contingent rental revenue when the change in the factor on which the contingent lease payment is based actually occurs.

The Company suspends revenue recognition if the collectability of amounts due pursuant to a lease is not reasonably assured or if the tenant’s monthly lease payments become more than 60 days past due, whichever is earlier.

Lease termination fees are included in “interest income and other” on the Company’s consolidated statements of operations and are recognized when there is a signed termination agreement and all of the conditions of the agreement have been met and the tenant no longer occupies the property. The Company recorded lease termination fees of $0.5 million, zero and $13.9 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Allowance for Doubtful Accounts - The Company reviews its rent receivables for collectability on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area where the property is located. In the event that the collectability of a receivable with respect to any tenant is in doubt, a provision for uncollectible amounts will be established or a direct write-off of the specific rent receivable will be made. The Company provided for reserves for uncollectible amounts totaling $3.6 million and $5.1 million at December 31, 2012 and 2011, respectively, against accounts receivable balances of $7.6 million and $11.3 million, respectively. Uncollected accounts receivable are written off against the allowance when all possible means of collection have been exhausted. For accrued rental revenues related to the straight-line method of reporting rental revenue, the Company established a provision for losses of $15.3 million and $12.9 million at December 31, 2012 and 2011, respectively, against accrued rental revenue receivables of $22.7 million and $18.4 million, respectively, based on management’s estimates of uncollectible receivables and management’s assessment of the risks inherent in the portfolio, giving consideration to historical experience and industry default rates for long-term receivables.

Loans Receivable

The Company holds its loans receivable for long-term investment. Mortgage loans are secured by single-tenant, operationally essential real estate. Equipment loans are secured by equipment used by tenants of properties owned or financed by the Company. The loans are carried at amortized cost, including related unamortized premiums.

Revenue Recognition - Interest income on mortgage and equipment loans receivable is recognized using the effective interest method applied on a loan-by-loan basis. Direct costs associated with originating loans are offset against any related fees received and the balance, along with any premium or discount, is deferred and amortized as an adjustment to interest income over the terms of the related loans using the effective interest method. A loan is placed on nonaccrual status when the loan has become 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of December 31, 2012, two mortgages and one note were placed on nonaccrual status and have been fully reserved.

Impairment and Provision for Loan Losses - The Company periodically evaluates the collectability of its loans receivable, including accrued interest, by analyzing the underlying property-level economics and trends, collateral value and quality, and other relevant factors in determining the adequacy of its allowance for loan losses. A loan is determined to be impaired when, in management’s judgment based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Specific allowances for loan losses are provided for impaired loans on an individual loan basis in the amount by which the carrying value exceeds the estimated fair value of the underlying collateral less disposition costs. Delinquent loans receivable are written off against the allowance when all possible means of collection have been exhausted. The allowance for loan losses was $5.1 million and $5.3 million at December 31, 2012 and 2011, respectively, which includes the effects of (recoveries) and write-offs of loans against the allowance of $(0.2) million and $1.4 million during the years ended December 31, 2012 and 2011, respectively.

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investment securities with maturities at acquisition of three months or less. The Company invests cash primarily in money market funds of major financial institutions with fund investments consisting of highly-rated money market instruments and other short-term instruments.

Restricted Cash and Escrow Deposits

The Company classified restricted cash and deposits in escrow totaling $34.7 million and $10.0 million at December 31, 2012 and 2011, respectively, in deferred costs and other assets in the accompanying consolidated balance sheets. Included in the balance at December 31, 2012 was approximately $9.7 million in restricted cash deposited to secure lenders consents to the IPO. These cash balances are restricted as to use under certain of the Company’s debt agreements. In addition, the Company deposited $8.0 million in a collateral account with one of its lenders which may be applied, at the lender’s discretion, towards a reduction of the outstanding principal balance of the related loan. The Company has the right to replace this cash collateral with a letter of credit. During the fourth quarter, the Company advanced $1.1 million to a lender as additional collateral related to a note obligation, which matured in December 2012 (see Note 4).

Accounting for Derivative Financial Instruments and Hedging Activities

The Company utilizes derivative instruments such as interest rate swaps and caps for purposes of hedging exposures to fluctuations in interest rates associated with certain of its financing transactions. At the inception of a hedge transaction, the Company enters into a contractual arrangement with the hedge counterparty and formally documents the relationship between the derivative instrument and the financing transaction being hedged, as well as its risk management objective and strategy for undertaking the hedge transaction. At inception and at least quarterly thereafter, a formal assessment is performed to determine whether the derivative instrument has been highly effective in offsetting changes in cash flows of the related financing transaction and whether it is expected to be highly effective in the future.

The fair value of the derivative instrument is recorded on the balance sheet as either an asset or liability. For derivatives designated as cash flow hedges, the effective portions of the corresponding change in fair value of the derivatives are recorded in accumulated other comprehensive loss within stockholders’ equity. Changes in fair value reported in other comprehensive loss are reclassified to operations in the period in which operations are affected by the underlying hedged transaction. Any ineffective portions of the change in fair value are recognized immediately in general and administrative expense. The amounts paid or received on the hedge are recognized as adjustments to interest expense (see Note 5).

Income Taxes

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income tax provided it continues to satisfy certain tests concerning the Company’s sources of income, the nature of its assets, the amounts distributed to its stockholders and the ownership of Company stock. Management believes the Company has qualified and will continue to qualify as a REIT and therefore, no provision has been made for federal income taxes in the accompanying consolidated financial statements. Even if the Company qualifies for taxation as a REIT, it may be subject to state and local income and franchise taxes and to federal income tax and excise tax on its undistributed income. Franchise taxes are included in general and administrative expenses on the accompanying consolidated statements of operations. Taxable income from non-REIT activities managed through the Company’s taxable REIT subsidiary is subject to federal, state, and local taxes, which are not material.

Net Income Per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income attributable to common stockholders for the period by the weighted average number of shares of common stock that would have been outstanding assuming the issuance of common stock for all potentially dilutive common shares outstanding during the reporting period.

Unaudited Interim Information

The consolidated quarterly financial data in Note 15 is unaudited. In the opinion of management, this financial information reflects all adjustments necessary for a fair presentation of the respective interim periods. All such adjustments are of a normal recurring nature.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

6. Income Taxes

The Company’s total current income tax expense was as follows (in thousands):

	December 31,
	2012	2011	2010
REIT state income tax	$505	$178	$239
REIT state built-in gain tax	—	(238)	—

Total current income tax expense (benefit)	$505	$(60)	$239

The Company’s deferred income tax expense and its ending balance in deferred tax assets and liabilities were immaterial at December 31, 2012, 2011 and 2010.

To the extent that the Company acquires property that has been owned by a C corporation in a transaction in which the tax basis of the property carries over, and the Company recognizes a gain on the disposition of such property during the subsequent recognition, it will be required to pay tax at the highest regular corporate tax rate to the extent of such built-in gain. During 2009, the Company sold an available-for-sale security that was subject to federal and state built-in gain tax of $3.1 million. A refund of $0.2 million of this amount was recorded in 2011 in connection with the filing of the Company’s 2010 tax returns. The Company continues to hold certain real estate assets acquired prior to 2010 with a built-in gain of approximately $472 million. The Company intends to hold these assets beyond the applicable built-in gain recognition period and therefore does not anticipate recognizing the built-in gain tax associated with these assets.

The Company opted to defer the distribution of a portion of its 2010 taxable net income until 2011, which subjected it to a 4% federal excise tax that essentially represents an interest charge on such deferred amount. This deemed interest charge of $0.1 million is included in interest expense for the year ended December 31, 2010, consistent with the Company’s accounting policy.

The Company has net operating loss carryforwards for income tax purposes totaling $63.4 million, $62.9 million, and $62.6 million at December 31, 2012, 2011 and 2010, respectively. These losses, which begin to expire in 2015 through 2032, are available to reduce future taxable income or distribution requirements, subject to certain ownership change limitations.

The Company files federal, state and local income tax returns. All federal tax returns for years prior to 2009 are no longer subject to examination. Additionally, state tax returns for years prior to 2008 are generally no longer subject to examination. The Company’s policy is to recognize interest related to any underpayment of income taxes as interest expense and to recognize any penalties as operating expenses. There was no accrual for interest or penalties at December 31, 2012, 2011 or 2010. The Company believes that it has appropriate support for the income tax positions taken and to be taken on its tax returns and that its accruals for tax liabilities are adequate for all open years based on an assessment of many factors, including past experience and interpretations of tax law applied to the facts of each matter.

For income tax purposes, dividends paid consist of ordinary income, capital gains, return of capital, or a combination thereof. For the years ended December 31, 2012, 2011 and 2010, preferred dividends paid were characterized for tax as follows (per share):

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$63	$—	$125
Return of capital	1,112	125	—

	$1,175	$125	$125

For the years ended December 31, 2012, 2011 and 2010, common stock dividends were characterized for tax as follows (per share):

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$0.23	$16,972	$—
Return of capital	—	28	—

	$0.23	$17,000	$—

Consolidated Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Consolidated Quarterly Financial Data (Unaudited)

15. Consolidated Quarterly Financial Data (In thousands, except share and per share data) (unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year(2)
2012(1)
Total revenue	$68,079	$67,957	$68,487	$70,722	$275,244
Depreciation and amortization expense	26,234	26,258	26,324	26,960	105,776
Interest expense	38,939	42,024	41,975	33,282	156,220
Other expenses	15,625	8,869	18,418	9,004	51,915
Loss on debt extinguishment	—	—	(32,522)	—	(32,522)
(Loss) income from continuing operations	(12,719)	(9,194)	(50,752)	1,476	(71,189)
Income (loss) from discontinued operations	317	412	893	(6,666)	(5,044)
Net loss	(12,402)	(8,782)	(49,859)	(5,190)	(76,233)
Net loss attributable to common stockholders	(12,402)	(8,790)	(49,859)	(5,245)	(76,296)
Net loss per common share: Basic and diluted	(0.48)	(0.34)	(1.70)	(0.06)	(1.85)
Dividends declared per common share	—	—	—	0.3329	0.3329

2011(1)
Total revenue	$65,639	$65,984	$66,697	$66,990	$265,310
Depreciation and amortization expense	26,103	25,909	25,909	26,049	103,970
Interest expense	41,297	41,431	43,381	43,234	169,343
Other expenses	4,904	10,700	13,037	10,055	38,696
Loss from continuing operations	(6,665)	(12,056)	(15,630)	(12,348)	(46,699)
Loss from discontinued operations	(331)	(5,282)	(5,591)	(5,960)	(17,164)
Net loss	(6,996)	(17,338)	(21,221)	(18,308)	(63,863)
Net loss attributable to common stockholders	(6,996)	(17,346)	(21,221)	(18,316)	(63,879)
Net loss per common share: Basic and diluted	(0.27)	(0.67)	(0.82)	(0.71)	(2.47)
Dividends paid per common share	—	—	—	0.15	0.15

(1)

The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.

(2)	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION
SPIRIT REALTY CAPITAL, INC.

SCHEDULE III REAL ESTATE AND

ACCUMULATED DEPRECIATION

(Amounts in thousands)

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition including impairment		Gross Amount at December 31, 2012 (e)											Life in which depreciation in latest Income Statement is computed
Description	Encumbrances		Land and Improvements	Buildings, Improvements	Improvements/ Land	Improvements/ building	Land and Improvements	Buildings, Improvements	Total	Final Accum	Date of Construction				Date Acquired
Restaurants
Adairsville, GA	(a	)	557	318	—	—	557	318	875	(102)		1986				9/29/06		15 to 20 years
Addison, TX	(a	)	1,615	2,476	—	—	1,615	2,476	4,091	(567)		1998				9/30/04		15 to 30 years
Akron, OH	(a	)	247	198	—	—	247	198	445	(79)		1971				5/25/05		15 to 20 years
Akron, OH	(a	)	218	273	—	—	218	273	491	(95)		1976				5/25/05		15 to 20 years
Akron, OH	(a	)	310	394	—	—	310	394	704	(134)		1982				5/25/05		15 to 20 years
Albuquerque, NM	(a	)	120	1,336	—	—	120	1,336	1,456	(241)		1999				12/30/04		30 to 30 years
Albuquerque, NM	(a	)	1,036	1,655	—	—	1,036	1,655	2,691	(422)		1994				12/30/04		15 to 30 years
Alcoa, TN	(a	)	228	219	—	—	228	219	447	(64)		1982				11/2/07		15 to 30 years
Alcoa, TN	(a	)	483	318	—	—	483	318	801	(95)		1978				11/2/07		15 to 30 years
Alexandria, VA	(a	)	1,024	202	—	5	1,024	207	1,231	(84)		1979				12/19/06		15 to 20 years
Alvin, TX	(a	)	256	585	—	—	256	585	841	(339)		1997				12/30/04		10 to 15 years
Apopka, FL	(a	)	1,038	482	—	—	1,038	482	1,520	(334)		1977				6/25/04		10 to 15 years
Apple Valley, MN	(a	)	1,119	1,055	—	—	1,119	1,055	2,174	(270)		1999				9/24/04		15 to 30 years
Appleton, WI	(a	)	727	1,329	—	9	727	1,338	2,065	(365)		1993				12/29/06		8 to 30 years
Ardmore, OK	(a	)	1,332	1,466	—	—	1,332	1,466	2,798	(432)		1986				2/26/07		14 to 30 years
Arlington, TX	(a	)	2,064	2,043	—	—	2,064	2,043	4,107	(462)		1995				9/30/04		15 to 30 years
Arlington, TX	(a	)	1,301	1,032	—	—	1,301	1,032	2,333	(422)		1978				2/26/07		14 to 20 years
Athens, TN	(a	)	388	748	—	—	388	748	1,136	(203)		1994				6/25/04		15 to 30 years
Athens, TN	(a	)	197	341	—	176	197	517	714	(105)		1977				11/2/07		15 to 30 years
Atlanta, GA	(a	)	513	483	—	—	513	483	996	(19)		2002				2/2/12		15 to 30 years
Atlanta, GA	(b	)	265	476	—	—	265	476	741	(17)		1998				2/2/12		15 to 30 years
Atlanta, GA	(b	)	488	653	—	—	488	653	1,141	(24)		1995				2/2/12		15 to 30 years
Auburn, CA	(a	)	579	299	—	—	579	299	878	(81)		1992				12/29/06		15 to 30 years
Aurora, IL	(a	)	286	726	—	—	286	726	1,012	(198)		1998				12/29/06		15 to 30 years
Aurora, IL	(a	)	695	1,482	—	—	695	1,482	2,177	(329)		1997				3/7/07		15 to 30 years
Austell, GA	(a	)	973	415	—	—	973	415	1,388	(103)		1993				2/28/06		15 to 30 years
Austell, GA	(a	)	838	216	—	—	838	216	1,054	(125)		1962				2/28/06		15 to 20 years
Austintown Township, OH	(a	)	1,106	450	—	—	1,106	450	1,556	(132)		1991				2/6/07		15 to 30 years
Baker, LA	(a	)	254	468	—	—	254	468	722	(116)		1988				9/24/04		15 to 30 years
Bartonville, IL	(c	)	410	856	—	—	410	856	1,266	—		1980				12/21/12		15 to 30 years
Baton Rouge, LA	(a	)	594	417	—	—	594	417	1,011	(172)		1979				6/25/04		15 to 20 years
Baton Rouge, LA	(a	)	565	286	—	—	565	286	851	(131)		1991				6/25/04		15 to 20 years
Baton Rouge, LA	(a	)	401	567	—	—	401	567	968	(215)		1978				7/28/04		15 to 20 years
Baton Rouge, LA	(a	)	747	558	—	—	747	558	1,305	(231)		1984				9/24/04		15 to 20 years
Baton Rouge, LA	(a	)	472	642	—	—	472	642	1,114	(166)		1987				9/24/04		15 to 30 years
Baton Rouge, LA	(a	)	391	599	—	—	391	599	990	(204)		1983				9/24/04		15 to 20 years
Beaumont, TX	(a	)	1,435	1,541	—	—	1,435	1,541	2,976	(394)		1997				6/29/07		15 to 40 years
Bellefontaine, OH	(a	)	388	778	(12)	—	376	778	1,154	(249)		1989				12/29/06		15 to 20 years
Bentonville, AR	(a	)	635	900	—	—	635	900	1,535	(228)		2004				7/7/05		15 to 30 years
Blakely, GA	(a	)	288	744	—	—	288	744	1,032	(270)		1987				6/25/04		15 to 20 years
Bloomingdale, IL	(a	)	426	1,956	—	—	426	1,956	2,382	(404)		1992				12/29/06		15 to 30 years
Blue Springs, MO	(c	)	688	119	101	(119)	789	—	789	—		1994				9/23/05		38 to 38 years
Boardman Township, OH	(a	)	1,560	557	—	—	1,560	557	2,117	(154)		1985				2/6/07		15 to 30 years
Boise, ID	(a	)	809	601	(400)	(259)	409	342	751	(156)		1998				6/25/04		15 to 30 years
Bolingbrook, IL	(a	)	762	821	—	—	762	821	1,583	(281)		1994				9/23/05		15 to 20 years
Boone, NC	(a	)	750	379	—	—	750	379	1,129	(122)		2006				12/29/06		15 to 30 years
Borough Of Edinboro, PA	(a	)	384	350	—	—	384	350	734	(116)		1973				2/6/07		15 to 30 years
Bowie, MD	(a	)	333	173	—	123	333	296	629	(75)		1983				11/27/06		15 to 20 years
Bowie, MD	(c	)	1,501	615	—	—	1,501	615	2,116	(167)		2004				12/31/07		15 to 40 years
Branson, MO	(a	)	1,497	1,684	—	—	1,497	1,684	3,181	(462)		1994				9/23/05		15 to 30 years
Bristol, TN	(a	)	484	134	—	—	484	134	618	(128)		1991				11/23/04		15 to 20 years
Bristol, TN	(c	)	474	282	—	—	474	282	756	—		1985				12/21/12		10 to 15 years
Bristol, VA	(c	)	492	366	—	—	492	366	858	—		1982				12/21/12		15 to 20 years
Bristol, VA	(c	)	369	564	—	—	369	564	933	—		1991				12/21/12		15 to 20 years
Brunswick, GA	(a	)	774	614	—	—	774	614	1,388	(213)		1999				9/24/04		15 to 20 years
Bryan, TX	(a	)	739	700	—	—	739	700	1,439	(252)		1988				12/30/04		15 to 20 years
Buckhannon, WV	(c	)	438	529	—	—	438	529	967	—		1978				12/21/12		15 to 20 years
Buffalo, MN	(a	)	189	227	—	—	189	227	416	(81)		1978				5/24/05		15 to 20 years
Buffalo, NY	(a	)	737	629	—	—	737	629	1,366	(140)		1993				11/10/05		15 to 30 years
Buffalo, NY	(a	)	821	694	—	—	821	694	1,515	(157)		1976				11/10/05		15 to 30 years
Burlington, IA	(a	)	304	588	—	—	304	588	892	(163)		1996				9/23/05		15 to 30 years
Burlington, IA	(a	)	318	484	—	—	318	484	802	(138)		2006				9/23/05		15 to 30 years
Burr Ridge, IL	(a	)	759	977	16	1,584	775	2,561	3,336	(396)		1997				6/25/04		15 to 30 years
Calhoun, GA	(b	)	503	713	—	—	503	713	1,216	(27)		1988				2/2/12		15 to 30 years
Canton, MI	(a	)	2,071	1,224	—	—	2,071	1,224	3,295	(388)		1996				6/25/04		15 to 30 years
Canton, OH	(a	)	215	483	—	—	215	483	698	(144)		1974				5/25/05		15 to 20 years
Carrollton, GA	(a	)	508	603	—	—	508	603	1,111	(134)		2000				2/28/06		15 to 40 years
Carrollton, GA	(b	)	613	503	—	—	613	503	1,116	(27)		1988				2/2/12		15 to 20 years
Carrollton, KY	(a	)	229	730	—	—	229	730	959	(169)		1990				12/29/06		13 to 28 years
Cartersville, GA	(a	)	581	730	—	—	581	730	1,311	(198)		1997				2/28/06		15 to 30 years
Cartersville, GA	(a	)	439	451	—	—	439	451	890	(145)		1990				2/28/06		15 to 30 years
Casper, WY	(a	)	54	762	—	—	54	762	816	(158)		1969				12/29/06		15 to 30 years
Cedar Hill, TX	(a	)	620	501	—	—	620	501	1,121	(158)		2005				12/29/06		15 to 30 years
Charleston, IL	(a	)	272	220	—	—	272	220	492	(134)		1986				9/23/05		10 to 15 years
Chatsworth, GA	(a	)	213	558	—	—	213	558	771	(131)		1979				11/2/07		15 to 30 years
Chattanooga, TN	(a	)	482	682	—	—	482	682	1,164	(188)		1997				6/25/04		15 to 30 years
Chattanooga, TN	(a	)	600	389	—	—	600	389	989	(101)		1995				9/29/06		15 to 30 years
Chattanooga, TN	(a	)	352	246	—	—	352	246	598	(101)		1984				11/2/07		15 to 30 years
Cheektowaga, NY	(a	)	561	549	—	—	561	549	1,110	(133)		1985				11/10/05		15 to 30 years
Chesapeake, VA	(c	)	1,046	334	—	75	1,046	409	1,455	(194)		1995				6/25/04		10 to 25 years
Cheyenne, WY	(a	)	277	2,041	—	—	277	2,041	2,318	(584)		1928				12/29/06		15 to 20 years
Chicago, IL	(a	)	313	275	—	—	313	275	588	(89)		1982				5/25/05		15 to 20 years
Chicago, IL	(a	)	340	220	—	—	340	220	560	(83)		1975				5/25/05		15 to 20 years
Chicago, IL	(a	)	242	244	—	—	242	244	486	(91)		1970				5/25/05		15 to 20 years
Chicago, IL	(a	)	242	256	—	—	242	256	498	(87)		1974				5/25/05		15 to 20 years
Chicago, IL	(a	)	258	310	—	—	258	310	568	(111)		1972				5/25/05		15 to 20 years
Chicago, IL	(a	)	532	279	—	—	532	279	811	(96)		1982				5/25/05		15 to 20 years
Chicago, IL	(a	)	572	198	—	—	572	198	770	(69)		1983				5/25/05		15 to 20 years
Chicago, IL	(a	)	289	260	—	—	289	260	549	(86)		1982				5/25/05		15 to 20 years
Chicago, IL	(a	)	976	271	—	—	976	271	1,247	(178)		1987				9/23/05		10 to 15 years
Chicago, IL	(a	)	1,675	1,112	—	—	1,675	1,112	2,787	(271)		1999				12/29/06		15 to 30 years
Chickasha, OK	(a	)	511	811	(126)	(165)	385	646	1,031	(281)		1982				9/23/05		15 to 20 years
Christiansburg, VA	(a	)	666	168	—	—	666	168	834	(160)		1994				11/23/04		15 to 20 years
City of Ashtabula, OH	(a	)	865	244	—	—	865	244	1,109	(92)		1975				2/6/07		15 to 30 years
City of Brooklyn, OH	(c	)	1,226	672	—	—	1,226	672	1,898	(180)		2001				2/6/07		10 to 25 years
City of Canfield, OH	(a	)	449	644	—	—	449	644	1,093	(167)		1973				2/6/07		15 to 30 years
City Of Corry, PA	(a	)	411	279	—	—	411	279	690	(105)		1977				2/6/07		15 to 30 years
City of Erie, PA	(a	)	855	147	—	—	855	147	1,002	(79)		1973				2/6/07		15 to 30 years
City of Middleburg Heights, OH	(a	)	1,456	793	—	—	1,456	793	2,249	(200)		1987				2/6/07		15 to 30 years
City of Olean, NY	(a	)	355	663	—	—	355	663	1,018	(173)		1977				2/6/07		15 to 30 years
City of Titusville, PA	(a	)	247	438	—	—	247	438	685	(118)		1976				2/6/07		11 to 26 years
City of Warren, PA	(a	)	383	427	—	—	383	427	810	(135)		1970				2/6/07		15 to 30 years
Clear Lake, IA	(a	)	294	292	—	—	294	292	586	(100)		1980				5/24/05		15 to 20 years
Clearwater, FL	(c	)	2,226	858	—	—	2,226	858	3,084	(209)		2004				12/31/07		15 to 40 years
Cleveland, TN	(a	)	501	459	—	—	501	459	960	(106)		2004				12/29/06		15 to 40 years
Clinton, MD	(a	)	300	193	—	152	300	345	645	(74)		1980				11/27/06		15 to 20 years
Clinton, TN	(a	)	417	293	—	—	417	293	710	(96)		1994				11/2/07		15 to 30 years
Colonie, NY	(c	)	1,321	991	(350)	(261)	971	730	1,701	(236)		1994				12/31/07		15 to 40 years
Colorado Springs, CO	(a	)	674	519	—	—	674	519	1,193	(2)		1989				11/19/12		6 to 30 years
Columbia Heights, MN	(a	)	289	131	—	—	289	131	420	(49)		1977				5/24/05		15 to 20 years
Columbus, MS	(a	)	304	257	—	—	304	257	561	(89)		1977				3/31/04		14 to 30 years
Columbus, OH	(a	)	268	354	—	—	268	354	622	(125)		1975				5/25/05		15 to 20 years
Columbus, OH	(a	)	294	262	—	—	294	262	556	(102)		1976				5/25/05		15 to 20 years
Conyers, GA	(a	)	463	557	—	—	463	557	1,020	(16)		2008				2/2/12		15 to 40 years
Conyers, GA	(b	)	509	706	—	—	509	706	1,215	(26)		1984				2/2/12		15 to 30 years
Copperas Cove, TX	(a	)	479	591	—	—	479	591	1,070	(236)		1996				12/30/04		15 to 20 years
Council Bluffs, IA	(b	)	393	484	—	—	393	484	877	(21)		2008				10/3/11		15 to 40 years
Covington, GA	(b	)	526	665	—	—	526	665	1,191	(24)		2001				2/2/12		15 to 30 years
Crawfordsville, IN	(a	)	557	624	—	—	557	624	1,181	(168)		1998				9/23/05		15 to 30 years
Creston, IA	(a	)	103	180	—	—	103	180	283	(115)		1974				12/15/05		10 to 15 years
Crossville, TN	(a	)	353	382	—	—	353	382	735	(67)		1977				9/1/05		15 to 40 years
Crossville, TN	(a	)	220	288	—	176	220	464	684	(94)		1978				11/2/07		15 to 30 years
Culpepper, VA	(a	)	367	169	—	—	367	169	536	(66)		1977				12/19/06		15 to 20 years
Cumming, GA	(a	)	967	844	—	—	967	844	1,811	(235)		1986				9/24/04		15 to 30 years
Dallas, TX	(a	)	1,053	412	—	—	1,053	412	1,465	(147)		1976				9/30/04		15 to 20 years
Dallas, TX	(a	)	1,366	1,699	—	—	1,366	1,699	3,065	(369)		1997				9/30/04		15 to 30 years
Danville, IL	(a	)	619	672	—	—	619	672	1,291	(201)		1995				12/29/06		15 to 30 years
Daphne, AL	(a	)	695	302	—	—	695	302	997	(117)		1982				9/24/04		15 to 20 years
Davenport, IA	(b	)	393	405	—	—	393	405	798	(33)		1989				10/3/11		15 to 20 years
Davenport, IA	(b	)	291	633	—	—	291	633	924	(35)		1992				10/3/11		15 to 30 years
Davenport, IA	(b	)	441	646	—	—	441	646	1,087	(39)		2002				10/3/11		15 to 30 years
Dayton, OH	(c	)	1,026	907	—	—	1,026	907	1,933	(239)		2002				12/31/07		15 to 40 years
Dayton, OH	(a	)	526	598	—	—	526	598	1,124	(207)		1982				3/7/07		12 to 17 years
Dayton, TN	(a	)	308	291	—	176	308	467	775	(94)		1979				11/2/07		15 to 30 years
De Witt, IA	(a	)	248	333	—	—	248	333	581	(137)		1984				9/23/05		15 to 20 years
Decatur, GA	(b	)	677	539	—	—	677	539	1,216	(20)		1989				2/2/12		15 to 30 years
Decatur, IL	(a	)	940	126	—	—	940	126	1,066	(198)		1992				9/23/05		15 to 20 years
Decorah, IA	(a	)	207	91	—	—	207	91	298	(64)		1985				9/23/05		10 to 15 years
Deerfield Beach, FL	(a	)	668	295	—	—	668	295	963	(97)		1970				9/24/04		15 to 30 years
Dekalb, IL	(a	)	1,423	1,552	—	—	1,423	1,552	2,975	(407)		1996				12/29/06		15 to 30 years
Denham Springs, LA	(a	)	419	594	—	—	419	594	1,013	(209)		1983				9/24/04		15 to 20 years
Des Moines, IA	(a	)	137	196	—	—	137	196	333	(75)		1966				9/23/05		15 to 20 years
Detroit, MI	(a	)	425	200	—	—	425	200	625	(80)		1977				5/25/05		15 to 20 years
Detroit, MI	(a	)	351	209	—	—	351	209	560	(81)		1977				5/25/05		15 to 20 years
Detroit, MI	(a	)	426	223	—	—	426	223	649	(89)		1979				5/25/05		15 to 20 years
Detroit, MI	(a	)	413	235	—	—	413	235	648	(90)		1977				5/25/05		15 to 20 years
Detroit, MI	(a	)	301	219	—	—	301	219	520	(81)		1972				5/25/05		15 to 20 years
Detroit, MI	(a	)	270	305	—	—	270	305	575	(98)		1976				5/25/05		15 to 20 years
Detroit, MI	(a	)	271	157	—	—	271	157	428	(62)		1978				5/25/05		15 to 20 years
Detroit, MI	(a	)	385	258	—	—	385	258	643	(101)		1979				5/25/05		15 to 20 years
Detroit, MI	(a	)	428	189	—	—	428	189	617	(75)		1979				5/25/05		15 to 20 years
Detroit, MI	(a	)	614	688	—	—	614	688	1,302	(234)		1987				12/21/07		13 to 18 years
Dickinson, ND	(a	)	616	1,301	—	—	616	1,301	1,917	(241)		2003				12/29/06		15 to 40 years
Douglasville, GA	(a	)	712	669	—	—	712	669	1,381	(143)		2003				2/28/06		15 to 40 years
Douglasville, GA	(a	)	764	941	—	—	764	941	1,705	(223)		1990				2/28/06		15 to 30 years
Douglasville, GA	(a	)	452	570	—	—	452	570	1,022	(20)		1974				2/2/12		15 to 30 years
Dubuque, IA	(a	)	479	298	—	—	479	298	777	(211)		1970				9/23/05		10 to 15 years
Duluth, MN	(a	)	74	423	—	—	74	423	497	(77)		1915				5/24/05		15 to 30 years
Duluth, MN	(a	)	294	221	—	—	294	221	515	(68)		1968				5/24/05		15 to 20 years
Dyersville, IA	(a	)	267	513	—	—	267	513	780	(206)		1983				9/23/05		14 to 20 years
E Aurora, NY	(a	)	424	584	—	—	424	584	1,008	(196)		1982				11/10/05		15 to 20 years
Eagle Pass, TX	(a	)	976	2,385	—	—	976	2,385	3,361	(429)		2001				4/1/05		15 to 40 years
East Ellijay, GA	(a	)	562	354	—	—	562	354	916	(140)		1984				12/29/05		15 to 20 years
East Moline, IL	(b	)	415	471	—	—	415	471	886	(36)		1982				10/3/11		15 to 20 years
East St. Louis, IL	(a	)	117	334	—	—	117	334	451	(82)		1990				5/25/05		15 to 30 years
Edinburg, TX	(a	)	1,091	2,217	—	—	1,091	2,217	3,308	(406)		2000				4/1/05		15 to 40 years
Effingham, IL	(a	)	539	575	—	—	539	575	1,114	(161)		1985				9/23/05		15 to 30 years
Effingham, IL	(a	)	357	228	—	—	357	228	585	(160)		1973				9/23/05		10 to 15 years
El Paso, TX	(a	)	609	1,810	—	—	609	1,810	2,419	(326)		1999				4/29/05		15 to 40 years
Elgin, IL	(a	)	1,142	1,451	—	—	1,142	1,451	2,593	(377)		1996				12/29/06		15 to 30 years
Elizabethon, TN	(a	)	655	129	—	—	655	129	784	(130)		1993				12/15/04		15 to 20 years
Elizabethton, TN	(c	)	735	278	—	—	735	278	1,013	—		1971				12/21/12		15 to 20 years
Elk River, MN	(a	)	314	255	—	—	314	255	569	(70)		1988				5/24/05		15 to 30 years
Elmwood Park, IL	(a	)	650	380	—	—	650	380	1,030	(131)		1993				9/23/05		15 to 20 years
Emmitsburg, MD	(a	)	141	182	—	—	141	182	323	(60)		1981				11/27/06		15 to 20 years
Ephrate, PA	(a	)	685	231	—	—	685	231	916	(109)		1978				1/30/06		15 to 20 years
Escanaba, MI	(a	)	772	767	—	—	772	767	1,539	(270)		1984				12/29/05		15 to 20 years
Eureka, IL	(c	)	307	338	—	—	307	338	645	—		1980				12/21/12		10 to 15 years
Eustis, FL	(a	)	451	377	—	—	451	377	828	(237)		1969				12/30/04		10 to 15 years
Evansville, IN	(a	)	270	231	—	—	270	231	501	(42)		1999				6/25/04		30 to 30 years
Fairborn, OH	(a	)	923	468	—	—	923	468	1,391	(155)		1998				6/25/04		15 to 30 years
Fairview Heights, IL	(c	)	1,020	826	—	—	1,020	826	1,846	(261)		1972				12/31/07		15 to 30 years
Fayetteville, NC	(a	)	470	629	—	—	470	629	1,099	(162)		1999				9/29/06		15 to 30 years
Fayetteville, NC	(a	)	489	612	—	—	489	612	1,101	(149)		1987				9/29/06		15 to 30 years
Fayetteville, NC	(a	)	607	1,020	—	—	607	1,020	1,627	(282)		1996				9/29/06		15 to 30 years
Ferguson, MO	(a	)	293	212	—	—	293	212	505	(85)		1974				5/25/05		15 to 20 years
Flint, MI	(a	)	340	258	—	—	340	258	598	(100)		1979				5/25/05		15 to 20 years
Florence, KY	(a	)	524	209	—	—	524	209	733	(96)		1992				9/24/04		15 to 30 years
Forest City, IA	(a	)	251	244	—	—	251	244	495	(117)		1985				5/24/05		15 to 20 years
Forest Park, GA	(b	)	292	460	—	—	292	460	752	(16)		1986				2/2/12		15 to 30 years
Forsyth, GA	(a	)	495	1,007	—	—	495	1,007	1,502	(243)		1984				1/12/06		15 to 30 years
Fort Lauderdale, FL	(a	)	601	121	—	—	601	121	722	(116)		1984				9/24/04		10 to 15 years
Fort Lauderdale, FL	(a	)	411	346	—	—	411	346	757	(86)		1998				12/29/06		15 to 30 years
Fort Pierce, FL	(a	)	667	184	—	—	667	184	851	(79)		1999				9/24/04		15 to 30 years
Fort Smith, AR	(a	)	1,503	1,323	—	—	1,503	1,323	2,826	(503)		1993				9/23/05		15 to 20 years
Fort Smith, AR	(a	)	478	987	—	—	478	987	1,465	(183)		1995				7/30/07		13 to 38 years
Fort Wayne, IN	(a	)	660	204	—	—	660	204	864	(163)		1982				9/23/05		10 to 15 years
Fort Wayne, IN	(a	)	989	2,057	—	—	989	2,057	3,046	(426)		2001				11/10/05		15 to 30 years
Fort Wayne, IN	(c	)	1,110	817	—	—	1,110	817	1,927	(240)		2003				12/31/07		15 to 40 years
Foster Township, PA	(a	)	368	255	—	—	368	255	623	(87)		1977				2/6/07		15 to 30 years
Fountain Hills, AZ	(a	)	825	561	—	—	825	561	1,386	(187)		1995				9/24/04		15 to 30 years
Frederick, MD	(a	)	440	236	—	—	440	236	676	(79)		1977				11/27/06		15 to 20 years
Fredonia, NY	(a	)	262	312	—	—	262	312	574	(227)		1973				12/29/06		10 to 15 years
Ft Madison, IA	(c	)	191	620	—	—	191	620	811	—		1980				12/21/12		15 to 30 years
Ft. Collins, CO	(a	)	1,351	1,445	(265)	(275)	1,086	1,170	2,256	(259)		2003				12/29/06		15 to 40 years
Ft. Myers, FL	(c	)	2,417	707	(43)	(12)	2,374	695	3,069	(209)		1994				12/31/07		15 to 40 years
Gadsden, AL	(a	)	626	1,439	(229)	(506)	397	933	1,330	(177)		2007				12/21/07		10 to 50 years
Garner, NC	(a	)	600	765	—	—	600	765	1,365	(205)		1995				9/29/06		15 to 30 years
Gary, IN	(a	)	109	410	—	—	109	410	519	(130)		1980				5/25/05		15 to 20 years
Gary, IN	(a	)	210	318	—	—	210	318	528	(125)		1979				5/25/05		15 to 20 years
Gary, IN	(a	)	161	493	—	—	161	493	654	(165)		1973				5/25/05		15 to 20 years
Geneva, AL	(a	)	522	570	—	—	522	570	1,092	(358)		1990				6/25/04		10 to 15 years
Geneva, NY	(a	)	177	139	—	—	177	139	316	(91)		1975				12/21/07		8 to 13 years
Gilbert, AZ	(a	)	643	1,669	—	—	643	1,669	2,312	(69)		2006				10/28/11		14 to 39 years
Gilman, IL	(a	)	219	414	—	—	219	414	633	(163)		1998				9/23/05		15 to 20 years
Glendale, AZ	(a	)	1,480	1,329	—	—	1,480	1,329	2,809	(304)		1996				6/25/04		15 to 30 years
Glendale, AZ	(a	)	1,236	272	—	—	1,236	272	1,508	(140)		1995				6/25/04		15 to 20 years
Greensboro, NC	(c	)	1,009	444	—	—	1,009	444	1,453	(169)		2003				12/31/07		15 to 40 years
Greenville, TN	(a	)	289	311	—	—	289	311	600	(184)		1972				9/1/05		10 to 15 years
Greenville, TX	(a	)	223	304	—	—	223	304	527	(98)		1985				12/29/05		15 to 20 years
Grove City Borough, PA	(a	)	531	495	—	—	531	495	1,026	(141)		1976				2/6/07		15 to 30 years
Gulfport, MS	(a	)	652	442	—	542	652	984	1,636	(238)		1985				9/24/04		15 to 20 years
Gurnee, IL	(a	)	586	619	—	—	586	619	1,205	(220)		1995				6/25/04		15 to 20 years
Hagerstown, MD	(a	)	546	342	—	—	546	342	888	(120)		1975				11/27/06		15 to 20 years
Hamilton, NY	(a	)	145	152	—	—	145	152	297	(64)		1982				12/21/07		13 to 18 years
Hampton, GA	(b	)	568	648	—	—	568	648	1,216	(24)		2002				2/2/12		15 to 30 years
Harborcreek Township, PA	(a	)	575	740	—	—	575	740	1,315	(182)		1974				2/6/07		15 to 30 years
Harriman, TN	(a	)	387	502	—	—	387	502	889	(151)		1976				9/1/05		15 to 20 years
Harriman, TN	(a	)	314	143	—	176	314	319	633	(72)		1979				11/2/07		15 to 30 years
Harrisburg, PA	(a	)	762	241	—	176	762	417	1,179	(129)		1977				1/30/06		15 to 20 years
Harrisburg, PA	(a	)	611	239	—	—	611	239	850	(147)		1978				1/30/06		15 to 20 years
Harrisburg, PA	(a	)	423	307	—	—	423	307	730	(98)		1973				1/30/06		15 to 20 years
Harvey, IL	(a	)	361	269	(80)	—	281	269	550	(274)		1978				5/25/05		15 to 20 years
Havana, IL	(c	)	439	297	—	—	439	297	736	—		1980				12/21/12		10 to 15 years
Hermitage, PA	(c	)	604	717	—	—	604	717	1,321	(192)		1978				2/6/07		10 to 25 years
Hibbing, MN	(a	)	242	298	—	—	242	298	540	(73)		1979				5/24/05		15 to 30 years
Hickory, NC	(a	)	292	818	—	—	292	818	1,110	(165)		2000				9/29/06		15 to 40 years
Hickory, NC	(a	)	1,105	851	—	—	1,105	851	1,956	(381)		1995				12/29/06		13 to 28 years
Hilliard, OH	(a	)	1,149	1,291	—	—	1,149	1,291	2,440	(348)		1997				9/24/04		15 to 30 years
Hiram, GA	(a	)	1,006	1,142	—	—	1,006	1,142	2,148	(305)		1987				2/28/06		15 to 30 years
Hodgkins, IL	(a	)	1,230	2,048	—	—	1,230	2,048	3,278	(468)		1993				12/29/06		15 to 30 years
Hope Mills, NC	(a	)	408	930	—	—	408	930	1,338	(212)		1990				9/29/06		15 to 30 years
Hornell, NY	(a	)	306	344	—	—	306	344	650	(247)		1978				12/29/06		10 to 15 years
Houston, TX	(a	)	1,286	263	—	—	1,286	263	1,549	(103)		1996				6/25/04		15 to 40 years
Houston, TX	(a	)	1,098	439	—	—	1,098	439	1,537	(198)		1995				6/25/04		15 to 40 years
Houston, TX	(a	)	1,156	352	—	—	1,156	352	1,508	(165)		1995				6/25/04		15 to 30 years
Houston, TX	(a	)	1,086	413	—	—	1,086	413	1,499	(167)		1994				6/25/04		15 to 40 years
Houston, TX	(a	)	585	561	—	—	585	561	1,146	(339)		1979				12/30/04		10 to 15 years
Houston, TX	(a	)	592	302	—	—	592	302	894	(102)		1979				9/28/06		15 to 20 years
Houston, TX	(a	)	2,844	1,620	—	—	2,844	1,620	4,464	(435)		1994				6/29/07		15 to 30 years
Houston, TX	(a	)	2,348	1,348	—	—	2,348	1,348	3,696	(397)		1997				6/29/07		15 to 30 years
Howland Township, OH	(a	)	973	640	—	—	973	640	1,613	(168)		1999				2/6/07		15 to 30 years
Hudson, NC	(a	)	794	616	—	—	794	616	1,410	(160)		1998				9/29/06		15 to 40 years
Hyattsville, MD	(a	)	702	245	—	—	702	245	947	(95)		1985				11/27/06		15 to 20 years
Independence, IA	(a	)	223	473	—	—	223	473	696	(298)		1976				9/23/05		10 to 15 years
Independence, MO	(a	)	1,450	1,967	—	—	1,450	1,967	3,417	(386)		2002				6/29/07		15 to 40 years
Independence, MO	(b	)	396	1,074	—	—	396	1,074	1,470	(57)		1984				10/3/11		15 to 30 years
Independence, OH	(a	)	496	488	—	—	496	488	984	(112)		1977				6/12/08		13 to 28 years
Indianapolis, IN	(a	)	460	587	—	—	460	587	1,047	(145)		1998				9/24/04		15 to 30 years
Indianapolis, IN	(a	)	258	262	—	—	258	262	520	(106)		1970				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	266	310	—	—	266	310	576	(113)		1971				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	170	749	—	—	170	749	919	(222)		1983				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	449	153	—	—	449	153	602	(80)		1968				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	370	150	—	—	370	150	520	(72)		1970				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	1,971	2,295	—	—	1,971	2,295	4,266	(371)		2003				11/10/05		15 to 40 years
Jackson, GA	(b	)	467	729	—	—	467	729	1,196	(29)		1992				2/2/12		15 to 30 years
Jacksonville, FL	(a	)	480	631	—	—	480	631	1,111	(169)		1998				9/24/04		15 to 30 years
Jacksonville, FL	(a	)	930	910	—	—	930	910	1,840	(235)		1986				9/24/04		15 to 30 years
Jacksonville, FL	(a	)	872	509	—	—	872	509	1,381	(191)		1984				9/24/04		15 to 20 years
Jacksonville, FL	(a	)	487	871	—	—	487	871	1,358	(264)		1985				12/30/04		15 to 20 years
Jamestown, NY	(a	)	508	573	—	—	508	573	1,081	(195)		1988				11/10/05		15 to 20 years
Jockson Township, OH	(a	)	1,325	781	—	—	1,325	781	2,106	(196)		1989				2/6/07		15 to 30 years
Johnson City, TN	(c	)	718	450	—	—	718	450	1,168	—		1983				12/21/12		15 to 20 years
Joliet, IL	(a	)	245	193	—	—	245	193	438	(81)		1985				5/25/05		15 to 20 years
Joliet, IL	(a	)	1,994	1,207	—	—	1,994	1,207	3,201	(361)		1996				12/29/06		15 to 30 years
Jonesborough, TN	(c	)	576	329	—	—	576	329	905	—		1987				12/21/12		15 to 20 years
Kansas City, KS	(b	)	594	904	—	—	594	904	1,498	(51)		1999				10/3/11		15 to 30 years
Kansas City, KS	(a	)	349	425	—	—	349	425	774	(23)		1977				10/3/11		14 to 29 years
Kansas City, MO	(b	)	334	654	—	—	334	654	988	(37)		1985				10/3/11		15 to 30 years
Kansas City, MO	(a	)	245	447	—	—	245	447	692	(22)		1985				10/3/11		14 to 29 years
Kennesaw, GA	(a	)	907	499	—	—	907	499	1,406	(139)		2001				2/28/06		15 to 40 years
Kennesaw, GA	(a	)	487	334	—	—	487	334	821	(17)		1991				2/2/12		15 to 20 years
Kimball, TN	(a	)	367	283	—	176	367	459	826	(96)		1987				11/2/07		15 to 30 years
Kingsport, TN	(a	)	592	200	—	—	592	200	792	(186)		1992				11/23/04		15 to 20 years
Kingsport, TN	(c	)	384	877	—	—	384	877	1,261	—		1992				12/21/12		15 to 30 years
Kingwood, TX	(a	)	936	387	—	—	936	387	1,323	(173)		1994				6/25/04		15 to 30 years
Kingwood, WV	(c	)	618	677	—	—	618	677	1,295	—		1979				12/21/12		15 to 20 years
Knoxville, TN	(a	)	635	227	—	—	635	227	862	(164)		1995				11/23/04		15 to 20 years
Knoxville, TN	(a	)	547	230	—	—	547	230	777	(206)		1987				11/23/04		10 to 15 years
Knoxville, TN	(a	)	332	185	—	—	332	185	517	(69)		1977				9/1/05		15 to 20 years
Knoxville, TN	(a	)	561	305	—	—	561	305	866	(97)		1975				9/1/05		15 to 20 years
Knoxville, TN	(a	)	296	343	—	176	296	519	815	(99)		1978				11/2/07		15 to 30 years
Knoxville, TN	(a	)	172	700	—	—	172	700	872	(142)		1991				11/2/07		15 to 30 years
La Mesa, CA	(a	)	1,312	360	—	—	1,312	360	1,672	(239)		1984				7/28/04		10 to 15 years
La Vista, NE	(b	)	499	664	—	—	499	664	1,163	(34)		1992				10/3/11		15 to 30 years
Lafayette, GA	(a	)	246	434	—	176	246	610	856	(118)		1991				11/2/07		15 to 30 years
Lakeville, MN	(a	)	342	439	—	—	342	439	781	(101)		1988				5/24/05		15 to 30 years
Lancaster, PA	(a	)	308	161	—	—	308	161	469	(66)		1977				7/25/06		15 to 30 years
Lander, WY	(a	)	57	1,010	—	—	57	1,010	1,067	(293)		1883				12/29/06		15 to 20 years
Lanham, MD	(a	)	302	193	—	86	302	279	581	(75)		1980				11/27/06		15 to 20 years
Lebanon, PA	(a	)	616	316	—	176	616	492	1,108	(136)		1980				1/30/06		15 to 20 years
Leeds, AL	(a	)	907	926	—	31	907	957	1,864	(409)		2003				9/26/06		9 to 40 years
Lees Summit, MO	(a	)	590	69	55	(69)	645	—	645	—		1995				9/23/05		20 to 20 years
Lewis Center, OH	(a	)	626	560	—	—	626	560	1,186	(157)		1998				6/25/04		15 to 30 years
Lexington, KY	(a	)	636	362	—	—	636	362	998	(228)		1978				12/30/04		10 to 15 years
Lexington, KY	(a	)	713	451	—	—	713	451	1,164	(285)		1976				1/26/05		10 to 15 years
Lexington, KY	(a	)	1,267	944	—	—	1,267	944	2,211	(341)		1996				2/26/07		14 to 30 years
Lillington, NC	(a	)	419	687	—	—	419	687	1,106	(143)		1992				9/29/06		15 to 40 years
Lincoln, IL	(a	)	203	616	—	—	203	616	819	(207)		1990				9/23/05		15 to 20 years
Lithia Springs, GA	(b	)	323	408	—	—	323	408	731	(15)		2001				2/2/12		15 to 30 years
Little Rock, AR	(a	)	917	847	—	—	917	847	1,764	(224)		2004				7/7/05		15 to 30 years
Little Rock, AR	(a	)	699	1,700	—	—	699	1,700	2,399	(541)		1972				2/26/07		14 to 20 years
Lone Tree, CO	(a	)	1,717	1,117	—	—	1,717	1,117	2,834	(337)		2000				9/25/07		13 to 38 years
Louisville, KY	(a	)	334	251	—	—	334	251	585	(82)		1991				9/24/04		15 to 20 years
Louisville, KY	(a	)	1,010	577	—	—	1,010	577	1,587	(159)		1994				11/10/05		15 to 30 years
Louisville, KY	(a	)	854	514	—	—	854	514	1,368	(143)		1994				11/10/05		15 to 30 years
Lubbock, TX	(a	)	534	592	—	—	534	592	1,126	(164)		1997				12/30/04		15 to 30 years
Lubbock, TX	(a	)	687	856	—	—	687	856	1,543	(225)		2003				7/7/05		15 to 30 years
Lufkin, TX	(a)		927	790	—	—	927	790	1,717	(397)		1970				2/26/07		14 to 20 years
Mableton, GA	(a)		454	826	—	—	454	826	1,280	(177)		1987				2/28/06		15 to 30 years
Mableton, GA	(a)		634	578	—	—	634	578	1,212	(137)		1981				2/28/06		15 to 30 years
Madill, OK	(a)		352	648	—	—	352	648	1,000	(422)		1972				6/25/04		10 to 15 years
Madison, GA	(a)		892	739	—	—	892	739	1,631	(189)		1989				1/12/06		15 to 40 years
Madisonville, KY	(a)		1,198	819	—	—	1,198	819	2,017	(221)		1990				9/24/04		15 to 30 years
Manchester, IA	(a)		351	495	—	—	351	495	846	(311)		1977				9/23/05		10 to 15 years
Mansfield, OH	(a)		225	327	—	—	225	327	552	(106)		1972				5/25/05		15 to 20 years
Mansfield, TX	(a)		472	760	—	—	472	760	1,232	(223)		1991				12/29/06		15 to 30 years
Maple Grove, MN	(a)		1,852	1,096	—	—	1,852	1,096	2,948	(322)		1997				9/24/04		15 to 30 years
Maplewood, MN	(a)		214	250	—	—	214	250	464	(80)		1968				5/24/05		15 to 20 years
Maplewood, MO	(a)		180	225	—	—	180	225	405	(80)		1980				5/25/05		15 to 20 years
Maquoketa, IA	(a)		184	90	—	—	184	90	274	(79)		1973				9/23/05		10 to 15 years
Marietta, GA	1,571		3,908	8,630	—	—	3,908	8,630	12,538	(1,940)		1992				10/15/04		15 to 30 years
Marietta, GA	(a)		797	428	—	—	797	428	1,225	(142)		1990				2/28/06		15 to 30 years
Marion, IN	(a)		503	153	—	—	503	153	656	(76)		1990				9/24/04		15 to 20 years
Mars, PA	(a)		946	2,221	—	—	946	2,221	3,167	(523)		1990				6/25/04		15 to 30 years
Marshall, MN	(a)		121	239	—	—	121	239	360	(79)		1975				5/24/05		15 to 20 years
Martinsburg, WV	(a)		887	992	—	—	887	992	1,879	(254)		1999				12/29/05		15 to 30 years
Maryville, TN	(a)		810	306	—	—	810	306	1,116	(155)		1993				11/23/04		15 to 20 years
Matteson, IL	(a)		1,482	1,568	—	—	1,482	1,568	3,050	(393)		1999				12/29/06		15 to 30 years
Maumee, OH	(a)		1,505	1,817	(754)	(667)	751	1,150	1,901	(426)		1997				9/24/04		15 to 30 years
Mayfield, KY	(a)		307	596	—	—	307	596	903	(193)		1997				6/25/04		15 to 30 years
Mayfield, KY	(a)		316	603	—	—	316	603	919	(174)		1986				9/29/06		12 to 27 years
McAllen, TX	(a)		1,819	1,188	—	—	1,819	1,188	3,007	(385)		1997				6/29/07		15 to 30 years
McDonough, GA	(a)		938	697	—	—	938	697	1,635	(204)		1985				9/24/04		15 to 30 years
Mebane, NC	(a)		846	682	—	—	846	682	1,528	(167)		1993				9/29/06		15 to 30 years
Mechanicsburg, PA	(a)		801	481	—	—	801	481	1,282	(189)		1995				1/30/06		15 to 20 years
Mechanicsburg, PA	(a)		874	1,033	—	—	874	1,033	1,907	(207)		2002				1/17/07		15 to 40 years
Melbourne, FL	(c)		2,005	794	—	—	2,005	794	2,799	(238)		1986				12/31/07		15 to 40 years
Mentor, OH	(c)		873	790	—	—	873	790	1,663	(214)		2003				12/31/07		15 to 40 years
Mesa, AZ	(a)		1,318	234	—	—	1,318	234	1,552	(136)		1995				6/25/04		15 to 20 years
Mesa, AZ	(a)		676	911	—	—	676	911	1,587	(46)		1978				10/28/11		14 to 39 years
Miami, FL	(a)		602	14	—	—	602	14	616	(105)		1978				9/24/04		10 to 15 years
Miami, FL	(a)		596	105	—	—	596	105	701	(88)		1978				9/24/04		10 to 15 years
Midlothian, VA	(a)		823	1,151	—	—	823	1,151	1,974	(231)		1994				11/28/06		15 to 30 years
Milan, IL	(b)		161	533	—	—	161	533	694	(26)		1997				10/3/11		15 to 30 years
Millcreek Township, PA	(a)		463	565	—	—	463	565	1,028	(149)		1973				2/6/07		15 to 30 years
Milwaukee, WI	(a)		867	1,867	(525)	(1,045)	342	822	1,164	(402)		2001				12/29/06		13 to 30 years
Minneapolis, MN	(a)		205	197	—	—	205	197	402	(64)		1978				5/24/05		15 to 20 years
Mobile, AL	(a)		587	487	—	—	587	487	1,074	(158)		1985				9/24/04		15 to 20 years
Moline, IL	(b	)	424	520	—	—	424	520	944	(25)		2009				10/3/11		15 to 40 years
Moncks Corner, SC	(a	)	573	466	—	—	573	466	1,039	(191)		1998				9/24/04		15 to 20 years
Monroe Township, PA	(a	)	426	653	—	—	426	653	1,079	(175)		1976				2/6/07		15 to 30 years
Mooresville, IN	(a	)	560	549	—	—	560	549	1,109	(214)		1998				9/23/05		15 to 20 years
Morristown, TN	(a	)	588	781	—	—	588	781	1,369	(175)		1987				9/1/05		15 to 30 years
Morristown, TN	(a	)	436	290	—	—	436	290	726	(103)		1976				9/1/05		15 to 20 years
Morrow, GA	(a	)	652	450	—	—	652	450	1,102	(122)		1995				2/28/06		15 to 30 years
Morrow, GA	(b	)	530	568	—	—	530	568	1,098	(18)		2006				2/2/12		15 to 40 years
Moss Point, MS	(a	)	320	302	—	—	320	302	622	(182)		1984				9/24/04		10 to 15 years
Mount Carmel, TN	(c	)	499	536	—	—	499	536	1,035	—		1988				12/21/12		15 to 30 years
Mount Pleasant, MI	(a	)	485	642	—	—	485	642	1,127	(161)		1997				12/29/05		15 to 30 years
Mt. Pleasant, MI	(a	)	657	854	—	—	657	854	1,511	(200)		2010				12/29/06		13 to 38 years
Muskogee, OK	(a	)	968	1,259	—	—	968	1,259	2,227	(407)		1984				2/26/07		14 to 30 years
Nappanee, IN	(c	)	301	413	—	—	301	413	714	(155)		2005				12/21/07		15 to 20 years
New Albany, IN	(a	)	497	278	—	—	497	278	775	(99)		1992				9/24/04		15 to 30 years
New Cumberland, PA	(a	)	634	278	—	176	634	454	1,088	(133)		1990				1/30/06		15 to 20 years
New Orleans, LA	(a	)	312	240	—	—	312	240	552	(85)		1991				9/24/04		15 to 30 years
Newport News, VA	(c	)	1,184	311	—	—	1,184	311	1,495	(165)		1995				6/25/04		10 to 25 years
Niagara Falls, NY	(a	)	1,359	551	—	—	1,359	551	1,910	(159)		1979				11/10/05		15 to 30 years
Norcross, GA	(a	)	678	402	—	—	678	402	1,080	(138)		1982				2/28/06		15 to 20 years
Normal, IL	(c	)	394	240	—	—	394	240	634	—		1980				12/21/12		10 to 15 years
Norman, OK	(a	)	1,466	2,294	—	—	1,466	2,294	3,760	(605)		1992				7/2/07		15 to 30 years
Normandy, MO	(a	)	265	329	—	—	265	329	594	(117)		1978				5/25/05		15 to 20 years
North Canton, OH	(a	)	484	497	(14)	—	470	497	967	(176)		1989				12/29/06		15 to 20 years
North Little Rock, AR	(a	)	1,398	1,289	—	—	1,398	1,289	2,687	(459)		1993				9/23/05		15 to 20 years
Oak Ridge, TN	(a	)	419	634	—	—	419	634	1,053	(165)		1995				6/25/04		15 to 30 years
Oak Ridge, TN	(a	)	669	548	—	—	669	548	1,217	(119)		1976				9/1/05		15 to 30 years
Omaha, NE	(b	)	477	408	—	—	477	408	885	(20)		1994				10/3/11		15 to 30 years
Omaha, NE	(b	)	539	380	—	—	539	380	919	(15)		2006				10/3/11		15 to 40 years
Orange City, FL	(a	)	409	694	—	—	409	694	1,103	(250)		1984				9/24/04		11 to 20 years
Orlando, FL	(a	)	1,249	729	—	—	1,249	729	1,978	(286)		1985				6/25/04		15 to 20 years
Orlando, FL	(a	)	642	178	—	—	642	178	820	(136)		1967				12/30/04		10 to 15 years
Orlando, FL	(c	)	2,006	570	—	—	2,006	570	2,576	(165)		2002				12/31/07		15 to 40 years
Oshkosh, WI	(a	)	765	829	(40)	—	725	829	1,554	(317)		1984				12/29/05		15 to 20 years
Overland, MO	(a	)	278	494	—	—	278	494	772	(159)		1972				5/25/05		15 to 20 years
Owensboro, KY	(a	)	250	502	—	—	250	502	752	(91)		2000				6/25/04		30 to 30 years
Paducah, KY	(a	)	1,508	959	—	—	1,508	959	2,467	(341)		1984				2/26/07		14 to 30 years
Palatine, IL	(a	)	772	505	—	—	772	505	1,277	(182)		1972				9/29/06		15 to 20 years
Pana, IL	(a	)	168	128	—	—	168	128	296	(86)		1985				9/23/05		10 to 15 years
Parkersburg, WV	(a	)	416	658	—	75	416	733	1,149	(214)		1986				3/7/07		4 to 20 years
Parkersburg, WV	(c	)	457	309	—	—	457	309	766	—		1999				12/21/12		10 to 15 years
Parma Heightsd, OH	(a	)	598	535	—	—	598	535	1,133	(113)		2004				6/12/08		13 to 38 years
Pasadena, TX	(a	)	847	832	—	—	847	832	1,679	(502)		1973				12/30/04		10 to 15 years
Pasadena, TX	(a	)	810	739	—	—	810	739	1,549	(453)		1977				12/30/04		10 to 15 years
Paxton, IL	(a	)	324	658	—	—	324	658	982	(262)		1986				12/29/05		15 to 20 years
Pensacola, FL	(a	)	860	291	—	—	860	291	1,151	(226)		1977				7/28/04		10 to 15 years
Peoria, IL	(a	)	154	320	—	—	154	320	474	(113)		1976				5/25/05		15 to 20 years
Peoria, IL	(c	)	383	270	—	—	383	270	653	—		1980				12/21/12		10 to 15 years
Peoria, IL	(c	)	282	435	—	—	282	435	717	—		1980				12/21/12		15 to 20 years
Philippi, WV	(c	)	405	232	—	—	405	232	637	—		1986				12/21/12		10 to 15 years
Phoenix, AZ	(a	)	787	663	—	—	787	663	1,450	(45)		1964				10/28/11		14 to 29 years
Pineville, LA	(a	)	558	1,044	—	—	558	1,044	1,602	(258)		1996				6/25/04		11 to 30 years
Pittsburgh, PA	(a	)	1,289	1,871	—	—	1,289	1,871	3,160	(432)		1992				6/25/04		15 to 30 years
Plano, TX	(a	)	2,418	1,529	—	—	2,418	1,529	3,947	(349)		1998				6/29/07		15 to 40 years
Port Allen, LA	(a	)	521	575	—	—	521	575	1,096	(179)		1997				9/24/04		15 to 30 years
Powell, TN	(a	)	252	377	—	176	252	553	805	(113)		1982				11/2/07		15 to 30 years
Pulaski, VA	(a	)	444	236	—	—	444	236	680	(170)		1994				11/23/04		15 to 20 years
Quincy, FL	(a	)	1,015	416	—	—	1,015	416	1,431	(246)		1989				9/24/04		15 to 20 years
Radford, VA	(a	)	499	248	—	—	499	248	747	(200)		1995				11/23/04		15 to 20 years
Rapid City, SD	(a	)	878	1,657	—	—	878	1,657	2,535	(474)		1902				12/29/06		15 to 20 years
Rawlins, WY	(a	)	25	406	—	—	25	406	431	(125)		1958				12/29/06		15 to 20 years
Red Bank, TN	(a	)	610	557	—	—	610	557	1,167	(201)		1997				6/25/04		15 to 30 years
Reston, VA	(a	)	1,033	193	—	—	1,033	193	1,226	(80)		1977				11/27/06		15 to 20 years
Richmond, VA	(a	)	1,253	1,410	—	—	1,253	1,410	2,663	(295)		1977				11/28/06		15 to 30 years
Richmond, VA	(a	)	799	1,779	—	—	799	1,779	2,578	(348)		1994				11/28/06		15 to 30 years
Ringgold, GA	(a	)	387	374	—	—	387	374	761	(100)		1990				11/2/07		15 to 30 years
Rio Grande City, TX	(a	)	634	1,364	—	—	634	1,364	1,998	(272)		1999				4/1/05		15 to 40 years
Roanoke, VA	(a	)	493	929	—	—	493	929	1,422	(221)		1976				1/17/07		15 to 30 years
Rochester, MN	(a	)	561	83	66	(83)	627	—	627	—		1996				9/23/05		20 to 20 years
Rock Falls, IL	(a	)	314	631	—	—	314	631	945	(168)		1995				9/23/05		15 to 30 years
Rock Hill, SC	(a	)	373	722	—	—	373	722	1,095	(238)		1978				12/29/05		15 to 20 years
Rock Island, IL	(b	)	195	531	—	—	195	531	726	(27)		1994				10/3/11		15 to 30 years
Rogersville, TN	(c	)	384	964	—	—	384	964	1,348	—		1986				12/21/12		15 to 30 years
Romeoville, IL	(a	)	789	713	—	—	789	713	1,502	(233)		1999				9/23/05		15 to 20 years
Roswell, GA	(a	)	513	559	—	—	513	559	1,072	(17)		2006				2/2/12		15 to 40 years
Round Lake Beach, IL	(a	)	883	1,249	—	—	883	1,249	2,132	(270)		1998				12/29/06		15 to 40 years
Saint Ann, MO	(a	)	588	613	—	—	588	613	1,201	(245)		1985				9/23/05		15 to 20 years
Saint Cloud, FL	(a	)	1,193	557	—	—	1,193	557	1,750	(205)		1983				6/25/04		15 to 20 years
Saint Louis, MO	(a	)	828	351	—	—	828	351	1,179	(173)		1986				9/24/04		15 to 20 years
Saint Louis, MO	(a	)	503	651	—	—	503	651	1,154	(222)		1976				9/24/04		15 to 20 years
Salem, IL	(a	)	271	218	—	—	271	218	489	(65)		2000				7/28/04		15 to 30 years
San Antonio, TX	(a	)	517	373	—	—	517	373	890	(115)		2002				9/25/06		15 to 30 years
San Antonio, TX	(a	)	349	429	—	—	349	429	778	(150)	1983		9/25/06		15 to 20 years
San Antonio, TX	(a	)	428	339	—	—	428	339	767	(106)	2001		9/25/06		15 to 30 years
San Antonio, TX	(a	)	539	300	—	—	539	300	839	(115)	2001		9/25/06		15 to 30 years
Sandusky, OH	(a	)	922	406	(203)	(89)	719	317	1,036	(68)	1987		6/12/08		14 to 29 years
Sauk Centre, MN	(a	)	219	138	—	—	219	138	357	(60)	1979		5/24/05		15 to 20 years
Sauk Rapids, MN	(a	)	240	126	—	—	240	126	366	(49)	1978		5/24/05		15 to 20 years
Sedalia, MO	(a	)	751	662	—	—	751	662	1,413	(202)	1983		12/29/06		15 to 30 years
Shelbyville, IL	(a	)	265	122	—	—	265	122	387	(94)	1976		9/23/05		10 to 15 years
Shelbyville, IN	(c	)	549	752	—	—	549	752	1,301	(144)	2006		12/21/07		15 to 50 years
Sherman, TX	(a	)	1,013	1,286	—	—	1,013	1,286	2,299	(446)	1994		2/26/07		14 to 30 years
Shreveport, LA	(a	)	759	964	—	—	759	964	1,723	(326)	1964		2/26/07		14 to 20 years
Silver Spring, MD	(a	)	1,008	251	—	—	1,008	251	1,259	(105)	1983		11/27/06		15 to 20 years
So. Parkersburg, WV	(c	)	383	404	—	—	383	404	787	—	1986		12/21/12		15 to 20 years
Soddy Daisy, TN	(a	)	316	404	—	—	316	404	720	(109)	1989		11/2/07		15 to 30 years
South Charleston, WV	(c	)	524	541	—	—	524	541	1,065	—	1993		12/21/12		15 to 20 years
Springfield, IL	(a	)	1,072	642	—	—	1,072	642	1,714	(280)	1988		9/23/05		15 to 20 years
Springfield, IL	(a	)	571	630	—	—	571	630	1,201	(184)	1997		9/23/05		15 to 30 years
Springfield, IL	(c	)	1,115	771	—	—	1,115	771	1,886	(202)	1996		12/31/07		15 to 40 years
Springfield, MO	(a	)	1,655	1,467	—	—	1,655	1,467	3,122	(445)	1993		9/23/05		15 to 30 years
Springfield, MO	(a	)	439	719	—	—	439	719	1,158	(193)	2004		12/29/06		15 to 40 years
Springville, NY	(a	)	678	586	—	—	678	586	1,264	(151)	1988		11/10/05		15 to 30 years
St. Louis, MO	(a	)	290	211	—	—	290	211	501	(87)	1973		5/25/05		15 to 20 years
St. Louis, MO	(a	)	231	337	—	—	231	337	568	(112)	1972		5/25/05		15 to 20 years
St. Louis, MO	(a	)	189	227	—	—	189	227	416	(84)	1972		5/25/05		15 to 20 years
St. Louis, MO	(a	)	464	218	—	—	464	218	682	(100)	1978		5/25/05		15 to 20 years
Statesboro, GA	(a	)	779	777	—	—	779	777	1,556	(236)	1985		9/24/04		15 to 20 years
Sterling Heights, MI	(a	)	866	960	—	—	866	960	1,826	(234)	2000		12/29/05		15 to 30 years
Stillwater, MN	(a	)	1,051	1,051	—	—	1,051	1,051	2,102	(338)	1998		9/24/04		15 to 30 years
Stockbridge, GA	(b	)	388	353	—	—	388	353	741	(13)	2001		2/2/12		15 to 30 years
Stone Mountain, GA	(b	)	379	487	—	—	379	487	866	(17)	1986		2/2/12		15 to 30 years
Sun City, AZ	(a	)	771	372	—	—	771	372	1,143	(137)	1986		12/29/06		15 to 20 years
Superior, WI	(a	)	311	463	—	—	311	463	774	(143)	1976		5/24/05		15 to 20 years
Sweetwater, TN	(a	)	602	550	—	—	602	550	1,152	(141)	1999		12/29/06		15 to 40 years
Sweetwater, TN	(a	)	231	307	—	—	231	307	538	(87)	1979		11/2/07		15 to 30 years
Tarentum, PA	(c	)	1,481	676	—	—	1,481	676	2,157	(197)	2006		12/31/07		15 to 40 years
Taylorville, IL	(a	)	154	352	—	—	154	352	506	(205)	1980		9/23/05		10 to 15 years
Tempe, AZ	(a	)	480	361	—	—	480	361	841	(110)	2003		9/25/06		15 to 30 years
Thurmont, MD	(a	)	857	307	—	—	857	307	1,164	(119)	1985		11/27/06		15 to 20 years
Tipp City, OH	(a	)	789	332	—	—	789	332	1,121	(145)	1991		12/29/06		15 to 20 years
Tipton, IA	(a	)	240	408	—	—	240	408	648	(279)	1991		9/23/05		10 to 15 years
Tooele, UT	(a	)	552	624	—	—	552	624	1,176	(247)	1988		9/24/04		15 to 20 years
Trenton, GA	(a	)	300	227	—	—	300	227	527	(80)		1991				11/2/07		15 to 30 years
Tulsa, OK	(a	)	983	1,232	—	—	983	1,232	2,215	(376)		1976				2/26/07		14 to 30 years
Tulsa, OK	(a	)	1,540	1,997	—	—	1,540	1,997	3,537	(417)		2002				7/2/07		15 to 40 years
Two Harbors, MN	(a	)	136	248	—	—	136	248	384	(49)		1984				5/24/05		15 to 30 years
Upper Marlboro, MD	(a	)	290	172	—	—	290	172	462	(79)		1983				11/27/06		15 to 20 years
Valdosta, GA	(a	)	472	347	—	—	472	347	819	(105)		2000				12/29/06		15 to 30 years
Vandalia, IL	(a	)	409	202	—	—	409	202	611	(190)		1977				9/23/05		10 to 15 years
Vernon Township, PA	(a	)	981	1,056	—	—	981	1,056	2,037	(250)		1983				2/6/07		15 to 30 years
Villa Rica, GA	(a	)	807	629	—	—	807	629	1,436	(183)		1999				2/28/06		15 to 30 years
Vinton, IA	(a	)	121	114	—	—	121	114	235	(96)		1978				9/23/05		10 to 15 years
Walkersville, MD	(a	)	381	238	—	—	381	238	619	(86)		1985				11/27/06		15 to 20 years
Warren, MI	(a	)	488	215	—	—	488	215	703	(84)		1979				5/25/05		15 to 20 years
Warrenton, VA	(a	)	378	254	—	—	378	254	632	(98)		1985				12/19/06		15 to 20 years
Warwick, RI	(c	)	1,593	1,314	—	—	1,593	1,314	2,907	(301)		1990				12/31/07		15 to 40 years
Washington Park, IL	(a	)	119	324	—	—	119	324	443	(108)		1980				5/25/05		15 to 20 years
Washington, IL	(c	)	264	460	—	—	264	460	724	—		1980				12/21/12		15 to 20 years
Watertown, WI	(a	)	267	338	—	—	267	338	605	(95)		1986				12/21/07		13 to 18 years
Waynesburg , PA	(c	)	323	918	—	—	323	918	1,241	—		1982				12/21/12		15 to 30 years
Weslaco, TX	(a	)	900	2,306	—	—	900	2,306	3,206	(418)		2001				4/1/05		15 to 40 years
West Carrollton, OH	(a	)	699	515	(535)	(351)	164	164	328	(102)		1983				12/29/06		15 to 30 years
Westchester, IL	(a	)	765	437	—	—	765	437	1,202	(138)		1986				9/29/06		15 to 20 years
Weston, WV	(c	)	158	695	—	—	158	695	853	—		1981				12/21/12		15 to 30 years
White Township, PA	(a	)	331	323	—	—	331	323	654	(104)		1982				2/6/07		15 to 30 years
Wichita Falls, TX	(a	)	851	1,077	—	—	851	1,077	1,928	(505)		1976				2/26/07		14 to 20 years
Winchester, TN	(a	)	400	291	—	—	400	291	691	(106)		1993				12/29/06		15 to 20 years
Winter Springs, FL	(a	)	523	446	—	—	523	446	969	(179)		1988				12/30/04		15 to 20 years
Woodbury, MN	(a	)	555	411	—	—	555	411	966	(98)		1987				5/24/05		15 to 30 years
Wytheville, VA	(a	)	446	172	—	—	446	172	618	(121)		1995				11/23/04		15 to 20 years
Yukon, OK	(a	)	555	373	—	—	555	373	928	(136)		2003				9/30/04		15 to 30 years
General and discount retail properies
Aberdeen, SD	(b	)	3,857	3,348	—	—	3,857	3,348	7,205	(875)		1984				5/31/06		15 to 30 years
Ainsworth, NE	(a	)	360	1,829	—	—	360	1,829	2,189	(251)		2007				12/11/07		12 to 47 years
Albany, MO	(b	)	66	410	—	—	66	410	476	(89)		1990				5/31/06		15 to 30 years
Albert Lea, MN	(b	)	2,526	3,141	—	—	2,526	3,141	5,667	(1,054)		1985				5/31/06		15 to 20 years
Allegan, MI	(b	)	741	1,198	—	—	741	1,198	1,939	(318)		2000				5/31/06		15 to 30 years
Appleton, WI	(b	)	4,898	5,804	—	—	4,898	5,804	10,702	(1,286)		1971				5/31/06		15 to 30 years
Arcadia, WI	(b	)	673	983	—	—	673	983	1,656	(326)		2000				5/31/06		15 to 30 years
Archbold, OH	(b	)	631	1,229	—	—	631	1,229	1,860	(326)		2000				5/31/06		15 to 30 years
Ashland, WI	(b	)	462	791	—	—	462	791	1,253	(292)		1975				5/31/06		15 to 20 years
Ashwaubenon, WI	(b	)	6,155	6,298	—	—	6,155	6,298	12,453	(1,394)		1979				5/31/06		15 to 30 years
Ashwaubenon, WI	(b	)	264	1,681	—	—	264	1,681	1,945	(350)		2000				5/31/06		15 to 30 years
Attica, IN	(b	)	550	1,116	—	—	550	1,116	1,666	(301)		1999				5/31/06		15 to 30 years
Austin, MN	(b	)	4,246	4,444	—	—	4,246	4,444	8,690	(1,090)		1983				5/31/06		15 to 30 years
Bellevue, NE	(b	)	3,269	3,482	—	—	3,269	3,482	6,751	(872)		1984				5/31/06		15 to 30 years
Beloit, WI	(b	)	3,191	4,414	—	—	3,191	4,414	7,605	(1,455)		1978				5/31/06		15 to 20 years
Bethany, MO	(b	)	648	379	—	—	648	379	1,027	(184)		1974				5/31/06		15 to 20 years
Billings, MT	(b	)	3,035	4,509	(259)	—	2,776	4,509	7,285	(1,048)		1990				5/31/06		15 to 30 years
Bloomfield, IN	(b	)	639	940	—	—	639	940	1,579	(279)		1999				5/31/06		15 to 30 years
Boise, ID	(b	)	5,017	12,407	—	—	5,017	12,407	17,424	(3,697)		1992				5/31/06		15 to 30 years
Boise, ID	(b	)	2,036	5,555	—	—	2,036	5,555	7,591	(1,236)		1989				5/31/06		15 to 30 years
Boone County, IL	(b	)	3,061	3,609	—	—	3,061	3,609	6,670	(905)		1995				5/31/06		15 to 30 years
Brigham City, UT	(b	)	1,814	2,540	—	—	1,814	2,540	4,354	(625)		1990				5/31/06		15 to 30 years
Burlington, IA	(b	)	1,117	1,825	—	—	1,117	1,825	2,942	(575)		1985				5/31/06		15 to 20 years
Burlington, KS	(b	)	371	565	—	—	371	565	936	(209)		1990				5/31/06		15 to 20 years
Carrollton, MO	(b	)	352	345	—	—	352	345	697	(186)		1994				7/21/11		10 to 20 years
Centerville, TN	(b	)	420	776	—	—	420	776	1,196	(220)		2000				5/31/06		15 to 30 years
Clare, MI	(b	)	1,219	760	—	—	1,219	760	1,979	(321)		2000				5/31/06		15 to 30 years
Clarion, IA	(b	)	365	812	—	—	365	812	1,177	(219)		2000				5/31/06		15 to 30 years
Clintonville, WI	(b	)	495	1,089	—	—	495	1,089	1,584	(366)		1978				5/31/06		15 to 20 years
Coeur D’Alene, ID	(b	)	7,247	4,907	—	—	7,247	4,907	12,154	(1,596)		1987				5/31/06		15 to 20 years
De Pere, WI	(b	)	2,805	3,593	—	—	2,805	3,593	6,398	(1,085)		1967				5/31/06		15 to 20 years
De Pere, WI	(b	)	4,961	8,243	—	—	4,961	8,243	13,204	(3,458)		1987				5/31/06		15 to 20 years
Delavan, WI	(b	)	1,752	4,387	(118)	—	1,634	4,387	6,021	(1,019)		1995				5/31/06		15 to 30 years
Detroit Lakes, MN	(b	)	811	1,392	—	—	811	1,392	2,203	(473)		1974				5/31/06		15 to 20 years
Dixon, IL	(b	)	1,502	2,810	—	—	1,502	2,810	4,312	(696)		1993				5/31/06		15 to 30 years
Dowagiac, MI	(b	)	762	984	—	—	762	984	1,746	(284)		2000				5/31/06		15 to 30 years
Duluth, MN	(b	)	4,722	6,955	—	—	4,722	6,955	11,677	(1,558)		1993				5/31/06		15 to 30 years
Dyersville, IA	(b	)	381	1,082	—	—	381	1,082	1,463	(272)		2000				5/31/06		15 to 30 years
Eau Claire, WI	(b	)	3,652	5,217	—	—	3,652	5,217	8,869	(1,226)		1978				5/31/06		15 to 30 years
Escanaba, MI	(b	)	3,030	3,321	—	—	3,030	3,321	6,351	(1,061)		1971				5/31/06		15 to 20 years
Estherville, IA	(b	)	630	463	—	—	630	463	1,093	(216)		1976				5/31/06		15 to 20 years
Fairmont, MN	(b	)	2,393	3,546	—	—	2,393	3,546	5,939	(831)		1984				5/31/06		15 to 30 years
Fergus Falls, MN	(b	)	738	1,175	—	—	738	1,175	1,913	(376)		1986				5/31/06		15 to 20 years
Fond Du Lac, WI	(b	)	4,110	5,210	—	—	4,110	5,210	9,320	(1,155)		1985				5/31/06		15 to 30 years
Fort Atkinson, WI	(b	)	1,005	2,873	—	—	1,005	2,873	3,878	(671)		1984				5/31/06		15 to 30 years
Freeport, IL	(b	)	1,941	2,431	—	—	1,941	2,431	4,372	(699)		1994				5/31/06		15 to 30 years
Gallatin, MO	(b	)	57	405	—	—	57	405	462	(91)		1990				5/31/06		15 to 30 years
Glasgow, MT	(b	)	772	1,623	—	—	772	1,623	2,395	(429)		1998				5/31/06		15 to 30 years
Glenwood, MN	(b	)	775	1,404	—	—	775	1,404	2,179	(308)		1996				5/31/06		15 to 40 years
Gothenburg, NE	(a	)	391	1,798	—	—	391	1,798	2,189	(247)		2007				12/11/07		12 to 47 years
Grafton, WI	(b	)	2,952	4,206	—	—	2,952	4,206	7,158	(1,035)		1989				5/31/06		15 to 30 years
Grand Island, NE	(b	)	3,401	5,497	—	—	3,401	5,497	8,898	(1,365)		1983				5/31/06		15 to 30 years
Great Falls, MT	(b	)	2,998	4,929	—	—	2,998	4,929	7,927	(1,576)		1985				5/31/06		15 to 20 years
Green Bay, WI	(b	)	8,698	12,160	—	—	8,698	12,160	20,858	(3,567)		2000				5/31/06		15 to 20 years
Green Bay, WI	(b	)	4,788	4,605	—	—	4,788	4,605	9,393	(1,493)		1966				5/31/06		15 to 20 years
Greenfield, OH	(b	)	555	1,041	—	—	555	1,041	1,596	(283)		2000				5/31/06		15 to 30 years
Hart, MI	(b	)	565	1,377	—	—	565	1,377	1,942	(336)		1999				5/31/06		15 to 30 years
Havana, IL	(b	)	526	813	—	—	526	813	1,339	(231)		2000				5/31/06		15 to 30 years
Helena, MT	(b	)	3,176	5,583	(724)	—	2,452	5,583	8,035	(1,261)		1992				5/31/06		15 to 30 years
Hodgenville, KY	(b	)	709	838	—	—	709	838	1,547	(259)		1999				5/31/06		15 to 30 years
Houghton, MI	(b	)	1,963	4,025	—	—	1,963	4,025	5,988	(1,044)		1994				5/31/06		15 to 30 years
Howard, WI	(b	)	1,269	1,937	—	—	1,269	1,937	3,206	(421)		2005				5/31/06		15 to 40 years
Hutchinson, MN	(b	)	2,793	4,108	—	—	2,793	4,108	6,901	(949)		1991				5/31/06		15 to 30 years
Idaho Falls, ID	(b	)	1,721	3,231	—	—	1,721	3,231	4,952	(1,037)		1986				5/31/06		15 to 20 years
Jacksonville, IL	(b	)	3,603	3,569	—	—	3,603	3,569	7,172	(1,134)		1996				5/31/06		15 to 30 years
Janesville, WI	(b	)	3,166	4,808	—	—	3,166	4,808	7,974	(1,506)		1980				5/31/06		15 to 20 years
Kennewick, WA	(b	)	4,044	5,347	—	—	4,044	5,347	9,391	(1,272)		1989				5/31/06		15 to 30 years
Kenosha, WA	(b	)	3,079	4,259	—	—	3,079	4,259	7,338	(1,399)		1980				5/31/06		15 to 20 years
Kewaunee, WI	(b	)	872	758	—	—	872	758	1,630	(295)		2000				5/31/06		15 to 30 years
Kimberly, WI	(b	)	3,550	4,749	—	—	3,550	4,749	8,299	(1,451)		1979				5/31/06		15 to 20 years
Kingsford, MI	(b	)	3,736	3,570	—	—	3,736	3,570	7,306	(1,169)		1970				5/31/06		15 to 20 years
La Crosse, WI	(b	)	2,896	3,810	—	—	2,896	3,810	6,706	(1,210)		1978				5/31/06		15 to 20 years
Lake Hallie, WI	(b	)	2,627	3,965	—	—	2,627	3,965	6,592	(1,118)		1982				5/31/06		15 to 30 years
Lancaster, WI	(b	)	581	1,018	—	—	581	1,018	1,599	(282)		1999				5/31/06		15 to 30 years
Lander, WY	(b	)	289	589	—	—	289	589	878	(205)		1974				5/31/06		15 to 20 years
Layton, UT	(b	)	2,950	3,408	—	—	2,950	3,408	6,358	(836)		1988				5/31/06		15 to 30 years
Ledgeview, WI	(b	)	1,275	2,113	—	—	1,275	2,113	3,388	(457)		2005				5/31/06		15 to 40 years
Lewiston, ID	(b	)	409	2,999	—	—	409	2,999	3,408	(966)		1987				5/31/06		15 to 20 years
Liberty, KY	(b	)	474	945	—	—	474	945	1,419	(250)		2000				5/31/06		15 to 30 years
Lincoln, NE	(b	)	4,186	4,150	—	—	4,186	4,150	8,336	(948)		1983				5/31/06		15 to 30 years
Livingston, TN	(b	)	429	822	—	—	429	822	1,251	(227)		2000				5/31/06		15 to 30 years
Logan, UT	(b	)	454	3,453	—	—	454	3,453	3,907	(1,107)		1989				5/31/06		15 to 20 years
Loogootee, IN	(b	)	571	973	—	—	571	973	1,544	(274)		1999				5/31/06		15 to 30 years
Madison, SD	(b	)	1,060	1,015	—	—	1,060	1,015	2,075	(399)		1975				5/31/06		15 to 20 years
Madison, WI	(b	)	4,072	5,777	—	—	4,072	5,777	9,849	(1,316)		1988				5/31/06		15 to 30 years
Madison, WI	(b	)	2,836	4,522	—	—	2,836	4,522	7,358	(1,237)		1982				5/31/06		15 to 30 years
Madison, WI	(b	)	5,632	5,299	—	—	5,632	5,299	10,931	(1,246)		1980				5/31/06		15 to 30 years
Manistique, MI	(b	)	659	1,223	—	—	659	1,223	1,882	(331)		2000				5/31/06		15 to 30 years
Manitowoc, WI	(b	)	2,573	4,011	—	—	2,573	4,011	6,584	(1,307)		1977				5/31/06		15 to 20 years
Mankato, MN	(b	)	6,167	4,861	—	—	6,167	4,861	11,028	(1,524)		1971				5/31/06		15 to 20 years
Marinette, WI	(b	)	1,452	3,736	—	—	1,452	3,736	5,188	(886)		1990				5/31/06		15 to 30 years
Marion, KY	(b	)	724	765	—	—	724	765	1,489	(255)		2000				5/31/06		15 to 30 years
Marquette, MI	(b	)	4,423	5,774	—	—	4,423	5,774	10,197	(1,808)	1969		5/31/06		15 to 20 years
Marshall, MN	(b	)	4,152	2,872	—	—	4,152	2,872	7,024	(1,024)	1972		5/31/06		15 to 20 years
Marshfield, WI	(b	)	3,272	4,406	—	—	3,272	4,406	7,678	(1,350)	1968		5/31/06		15 to 20 years
Mason City, IA	(b	)	2,186	3,888	—	—	2,186	3,888	6,074	(1,233)	1985		5/31/06		15 to 20 years
Memphis, MO	(b	)	448	313	—	—	448	313	761	(140)	1983		5/31/06		15 to 20 years
Menasha, WI	(b	)	3,137	3,245	—	—	3,137	3,245	6,382	(811)	1981		5/31/06		15 to 30 years
Minerva, OH	(b	)	1,103	902	—	—	1,103	902	2,005	(337)	2000		5/31/06		15 to 30 years
Missoula, MT	(b	)	4,123	5,253	—	—	4,123	5,253	9,376	(1,600)	1987		5/31/06		15 to 20 years
Mitchell, IN	(b	)	554	791	—	—	554	791	1,345	(241)	2000		5/31/06		15 to 30 years
Mitchell, SD	(b	)	3,918	3,126	—	—	3,918	3,126	7,044	(1,033)	1973		5/31/06		15 to 20 years
Monmouth, IL	(b	)	2,037	1,166	—	—	2,037	1,166	3,203	(527)	1971		5/31/06		15 to 20 years
Monona, WI	(b	)	2,982	4,700	—	—	2,982	4,700	7,682	(1,142)	1981		5/31/06		15 to 30 years
Monroe, WI	(b	)	1,526	4,027	—	—	1,526	4,027	5,553	(938)	1994		5/31/06		15 to 30 years
Monticello, IL	(b	)	641	1,172	—	—	641	1,172	1,813	(314)	1999		5/31/06		15 to 30 years
Montpelier, OH	(b	)	557	1,130	—	—	557	1,130	1,687	(299)	2000		5/31/06		15 to 30 years
Morgantown, KY	(b	)	518	871	—	—	518	871	1,389	(241)	1999		5/31/06		15 to 30 years
Mount Ayr, IA	(b	)	228	666	—	—	228	666	894	(162)	1995		5/31/06		15 to 30 years
Mt Carmel, IL	(b	)	972	1,602	—	—	972	1,602	2,574	(560)	2000		5/31/06		15 to 20 years
Munfordville, KY	(b	)	672	766	—	—	672	766	1,438	(245)	2000		5/31/06		15 to 30 years
Nampa, ID	(b	)	2,080	4,014	—	—	2,080	4,014	6,094	(1,276)	1986		5/31/06		15 to 20 years
Neenah, WI	(b	)	2,944	5,595	(38)	—	2,906	5,595	8,501	(1,256)	1990		5/31/06		15 to 30 years
Newaygo, MI	(b	)	633	1,155	—	—	633	1,155	1,788	(305)	2000		5/31/06		15 to 30 years
Norfolk, NE	(b	)	2,701	2,912	—	—	2,701	2,912	5,613	(846)	1984		5/31/06		15 to 30 years
North Platte, NE	(b	)	2,734	3,378	—	—	2,734	3,378	6,112	(776)	1985		5/31/06		15 to 30 years
Oconto, WI	(b	)	496	1,176	—	—	496	1,176	1,672	(318)	2000		5/31/06		15 to 30 years
Ogden, UT	(b	)	2,448	3,864	—	—	2,448	3,864	6,312	(901)	1988		5/31/06		15 to 30 years
Omaha, NE	(b	)	1,024	7,113	—	—	1,024	7,113	8,137	(1,604)	1966		5/31/06		15 to 30 years
Omaha, NE	(b	)	5,320	4,086	—	—	5,320	4,086	9,406	(989)	1985		5/31/06		15 to 30 years
Omaha, NE	(b	)	5,477	3,986	—	—	5,477	3,986	9,463	(960)	1984		5/31/06		15 to 30 years
Omaha, NE	(b	)	7,431	14,273	—	—	7,431	14,273	21,704	(4,559)	2000		5/31/06		15 to 30 years
Onalaska, WI	(b	)	2,468	4,392	—	—	2,468	4,392	6,860	(1,028)	1989		5/31/06		15 to 30 years
O’Neill, NE	(a	)	400	1,752	—	—	400	1,752	2,152	(274)	1972		8/24/07		12 to 47 years
Osceola, IA	(b	)	322	422	—	—	322	422	744	(146)	1978		5/31/06		15 to 20 years
Oshkosh, WI	(b	)	3,594	4,384	—	—	3,594	4,384	7,978	(1,022)	1984		5/31/06		15 to 30 years
Park Rapids, MN	(b	)	877	1,089	—	—	877	1,089	1,966	(380)	1981		5/31/06		15 to 20 years
Perry, IA	(b	)	651	1,015	—	—	651	1,015	1,666	(298)	1998		5/31/06		15 to 30 years
Petersburg, IN	(b	)	799	678	—	—	799	678	1,477	(254)	1999		5/31/06		15 to 30 years
Pocatello, ID	(b	)	2,317	4,274	—	—	2,317	4,274	6,591	(1,365)	1986		5/31/06		15 to 20 years
Powell, WY	(b	)	1,264	859	—	—	1,264	859	2,123	(328)	1985		5/31/06		15 to 20 years
Provo, UT	(b	)	2,145	2,966	—	—	2,145	2,966	5,111	(724)	1988		5/31/06		15 to 30 years
Pt Washington, WI	(b	)	436	1,427	—	—	436	1,427	1,863	(312)	1982		5/31/06		15 to 40 years
Pullman, WA	(b	)	2,237	4,295	—	—	2,237	4,295	6,532	(1,023)		1996				5/31/06		15 to 30 years
Quincy, IL	(b	)	3,510	4,916	—	—	3,510	4,916	8,426	(1,552)		1986				5/31/06		15 to 20 years
Racine, WI	(b	)	3,076	5,305	—	—	3,076	5,305	8,381	(1,569)		1979				5/31/06		15 to 20 years
Rapid City, SD	(b	)	4,725	4,164	—	—	4,725	4,164	8,889	(1,064)		1988				5/31/06		15 to 30 years
Rawlins, WY	(b	)	430	581	—	—	430	581	1,011	(225)		1971				5/31/06		15 to 20 years
Redding, CA	(b	)	7,043	5,255	—	—	7,043	5,255	12,298	(1,233)		1989				5/31/06		15 to 30 years
Rice Lake, WI	(b	)	1,535	3,407	—	—	1,535	3,407	4,942	(872)		1995				5/31/06		15 to 30 years
River Falls, WI	(b	)	1,787	4,283	—	—	1,787	4,283	6,070	(1,011)		1994				5/31/06		15 to 30 years
Riverdale, UT	(b	)	3,023	3,063	(60)	—	2,963	3,063	6,026	(765)		1990				5/31/06		15 to 30 years
Rochester, MN	(b	)	6,466	4,232	—	—	6,466	4,232	10,698	(1,411)		1981				5/31/06		15 to 20 years
Rochester, MN	(b	)	6,189	4,511	—	—	6,189	4,511	10,700	(1,452)		1981				5/31/06		15 to 20 years
Rockville, IN	(b	)	628	939	—	—	628	939	1,567	(274)		1999				5/31/06		15 to 30 years
Rothschild, WI	(b	)	2,685	4,231	—	—	2,685	4,231	6,916	(1,369)		1977				5/31/06		15 to 20 years
Salt Lake City, UT	(b	)	3,260	3,937	—	—	3,260	3,937	7,197	(953)		1991				5/31/06		15 to 30 years
Scottsville, KY	(b	)	544	840	—	—	544	840	1,384	(239)		1999				5/31/06		15 to 30 years
Sheboygan, WI	(b	)	2,973	4,340	—	—	2,973	4,340	7,313	(1,142)		1993				5/31/06		15 to 30 years
Sioux Falls, SD	(b	)	4,907	4,023	—	—	4,907	4,023	8,930	(1,312)		1987				5/31/06		15 to 20 years
Smithville, TN	(b	)	570	733	(15)	—	555	733	1,288	(235)		2000				5/31/06		15 to 30 years
Somerville, TN	(b	)	345	537	—	—	345	537	882	(171)		2000				5/31/06		15 to 30 years
Spanish Fork, UT	(b	)	1,366	3,000	—	—	1,366	3,000	4,366	(705)		1991				5/31/06		15 to 30 years
Spokane Valley, WA	(b	)	1,014	3,005	—	—	1,014	3,005	4,019	(828)		1987				5/31/06		15 to 20 years
Spokane, WA	(b	)	3,781	4,934	—	—	3,781	4,934	8,715	(1,522)		1986				5/31/06		15 to 20 years
Spokane, WA	(b	)	3,437	5,047	—	—	3,437	5,047	8,484	(1,188)		1995				5/31/06		15 to 30 years
St Cloud, MN	(b	)	3,749	4,884	—	—	3,749	4,884	8,633	(1,538)		1985				5/31/06		15 to 20 years
St. Cloud, MN	(b	)	5,033	6,589	—	—	5,033	6,589	11,622	(1,508)		1991				5/31/06		15 to 30 years
Steven’S Point, WI	(b	)	1,383	5,401	—	—	1,383	5,401	6,784	(1,506)		1985				5/31/06		15 to 20 years
Sturgis, SD	(b	)	402	717	—	—	402	717	1,119	(251)		1984				5/31/06		15 to 20 years
Sullivan, IL	(b	)	557	879	—	—	557	879	1,436	(255)		1999				5/31/06		15 to 30 years
Thermopolis, WY	(a	)	589	1,600	—	—	589	1,600	2,189	(225)		2007				12/11/07		12 to 47 years
Tuscola, IL	(b	)	724	897	—	—	724	897	1,621	(282)		2000				5/31/06		15 to 30 years
Twin Falls, ID	(b	)	2,037	3,696	—	—	2,037	3,696	5,733	(1,177)		1986				5/31/06		15 to 20 years
Union Gap, WA	(b	)	481	4,079	—	—	481	4,079	4,560	(1,288)		1991				5/31/06		15 to 20 years
Vermillion, SD	(b	)	756	993	—	—	756	993	1,749	(348)		1984				5/31/06		15 to 20 years
Wahpeton, ND	(b	)	1,202	1,418	—	—	1,202	1,418	2,620	(521)		1971				5/31/06		15 to 20 years
Walla Walla, WA	(b	)	2,283	1,955	—	—	2,283	1,955	4,238	(499)		1989				5/31/06		15 to 30 years
Washington, IA	(b	)	719	865	—	—	719	865	1,584	(324)		1973				5/31/06		15 to 20 years
Watertown, SD	(b	)	3,064	3,519	—	—	3,064	3,519	6,583	(842)		1985				5/31/06		15 to 30 years
Watertown, WI	(b	)	3,124	4,436	—	—	3,124	4,436	7,560	(1,384)		1972				5/31/06		15 to 20 years
Waukon, IA	(b	)	604	971	—	—	604	971	1,575	(276)		1998				5/31/06		15 to 30 years
West Bend, WI	(b	)	3,310	4,069	—	—	3,310	4,069	7,379	(1,320)		1972				5/31/06		15 to 20 years
West Bountiful, UT	(b	)	2,952	3,897	—	—	2,952	3,897	6,849	(928)		1991				5/31/06		15 to 30 years
West Jordan, UT	(b	)	2,848	3,969	—	—	2,848	3,969	6,817	(970)		1988				5/31/06		15 to 30 years
West Valley City, UT	(b	)	2,780	4,005	—	—	2,780	4,005	6,785	(998)		1989				5/31/06		15 to 30 years
Winona, MN	(b	)	3,413	4,436	—	—	3,413	4,436	7,849	(1,482)		1986				5/31/06		15 to 20 years
Wisconsin Rapids, WI	(b	)	3,689	4,806	—	—	3,689	4,806	8,495	(1,498)		1969				5/31/06		15 to 20 years
Woodsfield, OH	(b	)	691	1,009	—	—	691	1,009	1,700	(298)		2000				5/31/06		15 to 30 years
Worthington, MN	(b	)	2,861	3,767	—	—	2,861	3,767	6,628	(901)		1984				5/31/06		15 to 30 years
Yakima, WA	(b	)	2,789	5,033	—	—	2,789	5,033	7,822	(1,169)		1988				5/31/06		15 to 30 years
Building material suppliers
Abingdon, VA	(b	)	401	814	—	—	401	814	1,215	(190)		1979				10/14/10		15 to 30 years
Alamogordo, NM	(b	)	645	861	—	—	645	861	1,506	(152)		1980				11/10/08		15 to 40 years
Altoona, PA	(b	)	342	545	—	—	342	545	887	(126)		1993				11/10/08		15 to 30 years
Arnold, MO	(b	)	973	553	—	—	973	553	1,526	(209)		1984				7/3/12		10 to 15 years
Asheville, NC	(b	)	2,013	2,307	—	—	2,013	2,307	4,320	(589)		1988				7/3/12		15 to 30 years
Ashland, KY	(b	)	1,009	1,032	—	—	1,009	1,032	2,041	(312)		1991				10/14/10		15 to 30 years
Auburn, NY	(b	)	397	786	—	—	397	786	1,183	(185)		1962				11/10/08		15 to 30 years
Aurora, CO	(a	)	2,562	2,740	—	—	2,562	2,740	5,302	(615)		1999				12/27/06		15 to 40 years
Bakersfield, CA	(b	)	1,235	1,659	—	—	1,235	1,659	2,894	(385)		1976				7/3/12		15 to 30 years
Bardstown, KY	(b	)	766	837	—	—	766	837	1,603	(207)		2000				11/10/08		15 to 40 years
Baton Rouge, LA	(b	)	1,568	5,806	—	—	1,568	5,806	7,374	(1,041)		2003				10/14/10		15 to 40 years
Beaver, WV	(b	)	169	375	—	—	169	375	544	(95)		1991				11/10/08		15 to 20 years
Binghamton, NY	(b	)	380	1,047	—	—	380	1,047	1,427	(194)		1975				7/3/12		15 to 30 years
Bradenton, FL	(b	)	2,160	3,030	—	—	2,160	3,030	5,190	(864)		2006				4/27/07		15 to 40 years
Bridgeport, OH	(b	)	360	544	—	—	360	544	904	(163)		1984				11/10/08		15 to 20 years
Buckhannon, WV	(b	)	343	733	—	—	343	733	1,076	(145)		1982				11/10/08		15 to 30 years
Cambridge, MD	(b	)	465	446	—	—	465	446	911	(123)		1988				7/3/12		15 to 20 years
Cambridge, OH	(b	)	542	781	—	—	542	781	1,323	(192)		1978				11/10/08		15 to 30 years
Charlottesville, VA	(b	)	414	663	—	—	414	663	1,077	(128)		1981				6/2/08		15 to 30 years
Chattaroy, WV	(b	)	107	227	—	—	107	227	334	(97)		1982				11/10/08		10 to 15 years
Clarksville, TN	(b	)	1,145	1,972	—	—	1,145	1,972	3,117	(490)		2005				4/27/07		15 to 40 years
Columbus, OH	(b	)	786	397	—	—	786	397	1,183	(142)		1970				11/10/08		15 to 20 years
Cumberland, MD	(b	)	678	353	—	—	678	353	1,031	(136)		1996				7/3/12		15 to 20 years
Danville, IN	(b	)	831	923	—	—	831	923	1,754	(167)		1993				11/10/08		15 to 40 years
Danville, KY	(b	)	502	703	—	—	502	703	1,205	(176)		1995				11/10/08		15 to 40 years
Dayton, TN	(b	)	437	816	—	—	437	816	1,253	(144)		1999				6/11/08		15 to 40 years
Denton, TX	(b	)	2,308	1,888	—	—	2,308	1,888	4,196	(440)		2005				4/27/07		15 to 40 years
Depew, NY	(b	)	398	1,108	—	—	398	1,108	1,506	(294)		1960				11/10/08		15 to 20 years
Douglassville, PA	(b	)	440	447	—	—	440	447	887	(162)		1979				11/10/08		15 to 20 years
East Syracuse, NY	(b	)	975	746	—	—	975	746	1,721	(173)		1970				11/10/08		15 to 30 years
Empire, OH	(b	)	595	394	—	—	595	394	989	(136)		1971				11/10/08		15 to 20 years
Fayetteville, NC	(b	)	785	2,243	—	—	785	2,243	3,028	(572)		2006				4/27/07		15 to 40 years
Fort Myers, FL	(b	)	2,401	3,148	—	—	2,401	3,148	5,549	(742)		1973				7/3/12		15 to 30 years
Fortson, GA	(b	)	1,120	1,006	—	—	1,120	1,006	2,126	(308)		2002				10/14/10		15 to 40 years
Georgetown, KY	(b	)	769	885	—	—	769	885	1,654	(234)		1998				6/11/08		15 to 40 years
Georgetown, TX	(b	)	1,587	3,114	—	—	1,587	3,114	4,701	(609)		2006				4/27/07		15 to 40 years
Greensburg, PA	(b	)	391	793	—	—	391	793	1,184	(191)		1977				11/30/09		15 to 40 years
Greenwood, IN	(b	)	1,515	477	—	—	1,515	477	1,992	(256)		1970				7/3/12		15 to 20 years
Guilderland, NY	(b	)	510	512	—	—	510	512	1,022	(147)		1965				11/10/08		15 to 20 years
Gurnee, IL	(b	)	2,036	2,523	—	—	2,036	2,523	4,559	(600)		1998				7/3/12		15 to 30 years
Hendersonville, TN	(b	)	1,555	2,341	—	—	1,555	2,341	3,896	(571)		2006				4/27/07		15 to 40 years
Highspire, PA	(b	)	801	2,211	—	—	801	2,211	3,012	(490)		2005				4/27/07		15 to 40 years
Huntersville, NC	(b	)	1,418	2,644	—	—	1,418	2,644	4,062	(623)		2006				4/27/07		15 to 40 years
Huntington, WV	(b	)	907	1,275	—	—	907	1,275	2,182	(336)		1985				10/14/10		15 to 30 years
Indianapolis, IN	(b	)	849	582	—	—	849	582	1,431	(165)		1970				11/10/08		15 to 20 years
Jefferson City, TN	(b	)	1,059	1,517	—	—	1,059	1,517	2,576	(344)		1999				7/3/12		15 to 30 years
Jeffersonville, IN	(b	)	717	730	—	—	717	730	1,447	(193)		1945				7/3/12		15 to 20 years
Keller, VA	(b	)	244	959	—	—	244	959	1,203	(177)		1995				10/14/10		15 to 40 years
Knoxville, TN	(b	)	1,199	737	—	—	1,199	737	1,936	(238)		1972				11/10/08		15 to 30 years
Lehighton, PA	(b	)	645	593	—	—	645	593	1,238	(163)		1996				7/3/12		15 to 30 years
Lexington, KY	(b	)	871	1,105	—	—	871	1,105	1,976	(311)		1970				10/14/10		15 to 30 years
Lexington, SC	(b	)	1,250	2,153	—	—	1,250	2,153	3,403	(456)		2006				4/27/07		15 to 40 years
Lincoln, NE	(b	)	1,822	2,158	—	—	1,822	2,158	3,980	(497)		1985				11/10/08		15 to 30 years
London, KY	(b	)	698	701	—	—	698	701	1,399	(205)		1979				11/10/08		15 to 20 years
Loretto, PA	(b	)	283	1,144	—	—	283	1,144	1,427	(272)		1965				10/14/10		15 to 20 years
Louisville, KY	(b	)	737	758	—	—	737	758	1,495	(213)		1963				11/10/08		15 to 30 years
Louisville, KY	(b	)	800	1,274	—	—	800	1,274	2,074	(363)		1963				10/14/10		15 to 20 years
Lubbock, TX	(b	)	288	1,110	—	—	288	1,110	1,398	(228)		1976				11/10/08		15 to 30 years
Madison Heights, VA	(b	)	536	1,228	—	—	536	1,228	1,764	(236)		1981				7/3/12		15 to 30 years
Madisonville, TN	(b	)	418	815	—	—	418	815	1,233	(143)		1999				6/11/08		15 to 40 years
Manassas, VA	(b	)	3,591	2,021	—	—	3,591	2,021	5,612	(354)		2005				4/27/07		15 to 40 years
Martinsville, IN	(b	)	385	289	—	—	385	289	674	(88)		1990				7/3/12		15 to 30 years
Mechanicsville, MA	(b	)	772	2,110	—	—	772	2,110	2,882	(417)		1996				10/14/10		15 to 40 years
Milesburg, PA	(b	)	323	537	—	—	323	537	860	(153)		1973				11/10/08		15 to 20 years
Milton, WV	(b	)	68	169	—	—	68	169	237	(72)		1977				11/10/08		10 to 15 years
Mishawaka, IN	(b	)	357	396	—	—	357	396	753	(108)		1979				7/3/12		10 to 15 years
Moorefield, WV	(b	)	572	310	—	—	572	310	882	(68)		1996				11/10/08		15 to 40 years
Morgantown, WV	(b	)	930	307	—	—	930	307	1,237	(90)		1994				11/10/08		15 to 30 years
Moundsville, WV	(b	)	712	309	—	—	712	309	1,021	(79)		1969				11/10/08		15 to 30 years
Mount Airy, MD	(b	)	4,653	2,878	—	—	4,653	2,878	7,531	(993)		1986				7/3/12		15 to 20 years
Mt. Pleasant Borough, PA	(b	)	399	623	—	—	399	623	1,022	(154)		1997				11/10/08		15 to 30 years
Murfreesboro, TN	(b	)	612	1,244	—	—	612	1,244	1,856	(299)		1968				11/30/09		15 to 40 years
Murrysville, PA	(b	)	963	1,199	—	—	963	1,199	2,162	(344)		1968				10/14/10		15 to 20 years
Narrows, VA	(b	)	195	688	—	—	195	688	883	(139)		1985				10/14/10		15 to 30 years
New Castle, PA	(b	)	494	855	—	—	494	855	1,349	(205)	1995			10/14/10			15 to 30 years
Niagara Falls, NY	(b	)	289	807	—	—	289	807	1,096	(195)	1981			10/14/10			15 to 20 years
North Bluefield, WV	(b	)	217	492	—	—	217	492	709	(92)	1983			11/10/08			15 to 40 years
Northport, AL	(b	)	2,041	1,946	—	—	2,041	1,946	3,987	(647)	2006			4/27/07			15 to 40 years
Oakland, MD	(b	)	804	809	—	—	804	809	1,613	(239)	1993			11/10/08			15 to 40 years
Ocean View, DE	(b	)	2,121	2,877	—	—	2,121	2,877	4,998	(743)	1970			10/14/10			15 to 40 years
Orchard Park, NY	(b	)	304	1,488	—	—	304	1,488	1,792	(333)	1966			10/14/10			15 to 20 years
Oriskany, NY	(b	)	618	749	—	—	618	749	1,367	(187)	1965			7/3/12			15 to 20 years
Pataskala, OH	(b	)	796	656	—	—	796	656	1,452	(197)	1998			11/10/08			15 to 20 years
Patchogue, NY	(b	)	1,869	797	—	—	1,869	797	2,666	(379)	1985			10/14/10			15 to 20 years
Pine Township, PA	(b	)	243	863	—	—	243	863	1,106	(181)	1991			10/14/10			15 to 30 years
Piperton, TN	(b	)	1,338	1,916	—	—	1,338	1,916	3,254	(440)	2006			4/27/07			15 to 40 years
Plant City, FL	(b	)	2,192	3,280	—	—	2,192	3,280	5,472	(898)	2004			10/14/10			15 to 30 years
Pulaski, VA	(b	)	882	1,040	—	—	882	1,040	1,922	(253)	1979			7/3/12			15 to 30 years
Raleigh, NC	(b	)	1,066	2,497	—	—	1,066	2,497	3,563	(567)	1975			10/14/10			15 to 30 years
Ranson, WV	(b	)	1,020	1,955	—	—	1,020	1,955	2,975	(479)	2005			4/27/07			15 to 40 years
Richland, MS	(b	)	1,351	2,279	—	—	1,351	2,279	3,630	(472)	2005			4/27/07			15 to 40 years
Richmond, KY	(b	)	732	720	—	—	732	720	1,452	(191)	1976			11/10/08			15 to 30 years
Richmond, VA	(b	)	384	1,380	—	—	384	1,380	1,764	(244)	1977			7/3/12			15 to 20 years
Riverhead, NY	(b	)	1,146	1,402	—	—	1,146	1,402	2,548	(299)	1984			6/2/08			15 to 30 years
Rockaway, NJ	(b	)	1,826	948	—	—	1,826	948	2,774	(366)	1974			7/3/12			15 to 20 years
Russellville, KY	(b	)	293	541	—	—	293	541	834	(142)	1995			11/10/08			15 to 30 years
San Antonio, TX	(b	)	1,403	2,195	—	—	1,403	2,195	3,598	(552)	2004			4/27/07			15 to 40 years
Selbyville, DE	(b	)	919	1,434	—	—	919	1,434	2,353	(386)	1970			10/14/10			15 to 20 years
Seymour, IN	(b	)	506	494	—	—	506	494	1,000	(171)	1995			10/14/10			15 to 30 years
Somerset, KY	(b	)	731	802	—	—	731	802	1,533	(181)	1998			11/10/08			15 to 40 years
Somerset, PA	(b	)	257	604	—	—	257	604	861	(136)	1979			11/10/08			15 to 30 years
Tonawanda, NY	(b	)	168	1,104	—	—	168	1,104	1,272	(238)	1968			10/14/10			15 to 20 years
Troutville, VA	(b	)	542	802	—	—	542	802	1,344	(140)	1979			11/10/08			15 to 40 years
Versailles, KY	(b	)	825	1,059	—	—	825	1,059	1,884	(299)	1978			10/14/10			15 to 30 years
Watertown, NY	(b	)	435	833	—	—	435	833	1,268	(172)	1997			7/3/12			15 to 30 years
Waynesboro, PA	(b	)	248	801	—	—	248	801	1,049	(160)	1996			11/10/08			15 to 30 years
West Springfield, MA	(b	)	1,443	1,467	—	—	1,443	1,467	2,910	(562)	1983			10/14/10			10 to 17 years
Winchester, KY	(b	)	720	646	—	—	720	646	1,366	(181)	1983			11/10/08			15 to 30 years
York, PA	(b	)	1,213	670	—	—	1,213	670	1,883	(257)	1970			7/3/12			10 to 15 years
Yuma, AZ	(b	)	1,623	2,721	—	—	1,623	2,721	4,344	(564)	2006			4/27/07			15 to 40 years
Automotive dealers, parts and service properties
Alabaster, AL	(a	)	631	1,010	—	—	631	1,010	1,641	(137)	1995			12/22/06			40 to 40 years
Albany, GA	(c	)	242	572	—	—	242	572	814	(97)	1982			9/7/07			15 to 40 years
Albany, GA	(c	)	281	575	—	—	281	575	856	(140)	1997			9/7/07			15 to 30 years
Auburn, AL	(a)		354	1,182	30	78	384	1,260	1,644	(236)		1987				12/22/06		15 to 30 years
Auburn, AL	(c)		676	646	—	—	676	646	1,322	(167)		1995				9/7/07		15 to 30 years
Bessemer, AL	(a)		358	1,197	—	—	358	1,197	1,555	(162)		1988				12/22/06		40 to 40 years
Birmingham, AL	(a)		372	1,073	—	—	372	1,073	1,445	(194)		1965				12/22/06		30 to 30 years
Birmingham, AL	(a)		607	1,379	—	—	607	1,379	1,986	(187)		1988				12/22/06		40 to 40 years
Birmingham, AL	(a)		339	858	—	—	339	858	1,197	(116)		1990				12/22/06		40 to 40 years
Birmingham, AL	(a)		343	901	—	—	343	901	1,244	(122)		1989				12/22/06		40 to 40 years
Birmingham, AL	(a)		417	1,237	—	—	417	1,237	1,654	(168)		1970				12/22/06		40 to 40 years
Birmingham, AL	(a)		334	1,119	—	—	334	1,119	1,453	(152)		1989				12/22/06		40 to 40 years
Birmingham, AL	(a)		300	839	—	—	300	839	1,139	(91)		1998				12/22/06		50 to 50 years
Caldwell, TX	(a)		1,775	1,725	—	—	1,775	1,725	3,500	(531)		2000				12/31/07		11 to 36 years
Clinton Township, MI	(a)		5,430	7,254	(3,116)	(3,779)	2,314	3,475	5,789	(1,251)		1999				1/9/07		3 to 30 years
Conroe, TX	(a)		4,338	448	955	145	5,293	593	5,886	(947)		2005				11/17/06		12 to 47 years
Crestview, FL	(c)		544	743	—	—	544	743	1,287	(159)		1975				9/7/07		15 to 30 years
Decatur, AL	(a)		187	1,174	—	98	187	1,272	1,459	(135)		2000				12/22/06		20 to 50 years
Decatur, AL	(a)		84	803	—	—	84	803	887	(87)		2001				12/22/06		50 to 50 years
Dothan, AL	(c)		162	659	—	—	162	659	821	(139)		1996				9/7/07		15 to 30 years
Florence, AL	(a)		130	1,128	—	—	130	1,128	1,258	(122)		1999				12/22/06		50 to 50 years
Gardendale, AL	(a)		586	1,274	—	—	586	1,274	1,860	(173)		1989				12/22/06		40 to 40 years
Greenville, SC	(a)		2,561	1,526	—	—	2,561	1,526	4,087	(750)		1999				12/28/05		15 to 30 years
Gulf Breeze, FL	(c)		296	457	—	—	296	457	753	(100)		1993				9/7/07		15 to 30 years
Houston, TX	(c)		2,214	2,504	—	—	2,214	2,504	4,718	(655)		1992				6/29/07		6 to 30 years
Huntsville, AL	(a)		778	1,686	—	—	778	1,686	2,464	(402)		1997				2/23/04		15 to 30 years
Huntsville, AL	(a)		184	1,037	—	—	184	1,037	1,221	(112)		2001				12/22/06		50 to 50 years
Huntsville, AL	(a)		252	917	—	—	252	917	1,169	(166)		1965				12/22/06		30 to 30 years
Huntsville, AL	(a)		374	1,295	—	109	374	1,404	1,778	(184)		1997				12/22/06		20 to 40 years
Huntsville, AL	(a)		195	1,649	—	—	195	1,649	1,844	(223)		1993				12/22/06		40 to 40 years
Huntsville, AL	(a)		295	893	—	—	295	893	1,188	(121)		1994				12/22/06		40 to 40 years
Irving, TX	(a)		7,348	970	—	—	7,348	970	8,318	(1,307)		1960				6/1/06		12 to 27 years
Irving, TX	(a)		931	268	—	—	931	268	1,199	(99)		1965				4/19/07		12 to 18 years
Jacksonville, FL	11,080		6,155	10,957	—	—	6,155	10,957	17,112	(1,550)		2005				6/30/05		15 to 40 years
Jacksonville, FL	(a)		3,170	938	—	—	3,170	938	4,108	(338)		1989				12/28/05		15 to 30 years
Kennesaw, GA	(a)		3,931	5,334	—	—	3,931	5,334	9,265	(230)		1995				2/16/12		15 to 30 years
Lincoln, NE	(a)		1,318	1,604	—	—	1,318	1,604	2,922	(449)		1972				7/13/07		11 to 26 years
Madison, AL	(a)		211	1,401	—	—	211	1,401	1,612	(190)		1997				12/22/06		40 to 40 years
Madison, AL	(a)		359	1,505	—	—	359	1,505	1,864	(204)		1995				12/22/06		40 to 40 years
Marianna, FL	(c)		283	452	—	—	283	452	735	(96)		1994				9/7/07		15 to 40 years
Midlothian, VA	6,925		4,775	6,056	—	—	4,775	6,056	10,831	(849)		2004				6/30/05		15 to 40 years
Milton, FL	(c)		137	577	—	—	137	577	714	(122)		1986				9/7/07		15 to 30 years
Mobile, AL	(c)		157	508	—	—	157	508	665	(110)		1982				9/7/07		15 to 30 years
Mobile, AL	(c)		155	500	—	—	155	500	655	(108)		1984				9/7/07		15 to 30 years
Mobile, AL	(c)		167	601	—	—	167	601	768	(130)		1990				9/7/07		15 to 30 years
Mobile, AL	(c)		89	501	—	—	89	501	590	(101)		1982				11/30/07		15 to 30 years
Montgomery, AL	(c)		398	626	—	—	398	626	1,024	(148)		1997				9/7/07		15 to 30 years
Montgomery, AL	(c)		241	628	—	—	241	628	869	(136)		1997				9/7/07		15 to 30 years
Montgomery, AL	(c)		422	857	—	—	422	857	1,279	(187)		1992				9/7/07		15 to 30 years
Montgomery, AL	(c)		303	636	—	—	303	636	939	(141)		1996				9/7/07		15 to 30 years
Montgomery, AL	(c)		275	528	—	—	275	528	803	(127)		1988				9/7/07		15 to 30 years
Moultrie, GA	(c)		179	271	—	—	179	271	450	(96)		1983				9/7/07		15 to 20 years
Niceville, FL	(c)		458	454	—	—	458	454	912	(86)		1996				9/7/07		15 to 40 years
Ontario, CA	9,348		7,981	6,937	—	—	7,981	6,937	14,918	(965)		2005				6/30/05		15 to 40 years
Opelika, AL	(c)		503	628	—	—	503	628	1,131	(157)		1995				9/7/07		15 to 30 years
Oxford, AL	(a)		120	1,224	—	—	120	1,224	1,344	(166)		1990				12/22/06		40 to 40 years
Pensacola, FL	(c)		238	564	—	—	238	564	802	(123)		1994				9/7/07		15 to 30 years
Pensacola, FL	(c)		104	333	—	—	104	333	437	(78)		1968				9/7/07		15 to 30 years
Pensacola, FL	(c)		148	459	—	—	148	459	607	(98)		1972				9/7/07		15 to 30 years
Pensacola, FL	(c)		195	569	—	—	195	569	764	(127)		1983				9/7/07		15 to 30 years
Pensacola, FL	(c)		150	575	—	—	150	575	725	(127)		1986				9/7/07		15 to 30 years
Pinson, AL	(a)		320	916	—	—	320	916	1,236	(99)		2001				12/22/06		50 to 50 years
Plano, TX	(c)		3,064	2,707	—	—	3,064	2,707	5,771	(829)		1992				6/29/07		5 to 30 years
Pompano Beach, FL	7,271		6,153	5,010	—	—	6,153	5,010	11,163	(705)		2004				6/30/05		15 to 40 years
Portland, ME	(a)		650	566	—	—	650	566	1,216	(163)		1993				3/7/07		13 to 28 years
Spanish Fort, AL	(c)		563	607	—	—	563	607	1,170	(174)		1993				9/7/07		15 to 30 years
Straban Township, PA	(a)		1,385	3,259	—	—	1,385	3,259	4,644	(890)		2005				2/16/07		5 to 30 years
Tulsa, OK	(a)		1,225	373	—	—	1,225	373	1,598	(387)		1999				12/28/05		15 to 20 years
Tulsa, OK	(a)		1,808	4,539	—	—	1,808	4,539	6,347	(1,131)		1992				5/26/06		10 to 30 years
Valdosta, GA	(c)		376	576	—	—	376	576	952	(132)		1996				11/30/07		15 to 30 years
Specialty retail properties
Abilene, TX	(a)		1,316	2,649	—	—	1,316	2,649	3,965	(530)		2000				5/19/05		15 to 40 years
Algonquin, IL	(a)		4,171	5,613	—	—	4,171	5,613	9,784	(1,003)		2007				9/5/07		13 to 38 years
Alpharetta, GA	(a)		2,497	2,160	—	—	2,497	2,160	4,657	(653)		1994				6/15/04		15 to 30 years
Alpharetta, GA	(a)		4,079	1,948	—	—	4,079	1,948	6,027	(823)		1983				6/15/04		15 to 20 years
Ankeny, IA	(d)		3,913	3,671	—	—	3,913	3,671	7,584	(31)		2003				10/15/12		15 to 30 years
Ashland, KY	(a)		775	2,037	—	—	775	2,037	2,812	(443)		1990				7/6/07		12 to 27 years
Ashland, KY	(a)		629	754	—	—	629	754	1,383	(189)		1993				7/6/07		12 to 27 years
Atlanta, GA	(a)		4,863	815	—	—	4,863	815	5,678	(408)		1970				6/15/04		15 to 20 years
Atlanta, GA	(a)		5,026	3,590	(3,987)	(2,317)	1,039	1,273	2,312	(1,170)		1973				11/18/05		15 to 30 years
Aurora, IL	(a)		1,979	4,111	—	—	1,979	4,111	6,090	(863)		1989				9/5/07		13 to 28 years
Avon, OH	(a)		1,550	2,749	—	—	1,550	2,749	4,299	(512)		2007				8/31/07		13 to 38 years
Batavia, IL	(a)		1,857	3,441	—	—	1,857	3,441	5,298	(767)		2001				8/31/07		13 to 28 years
Beckley, WV	(a)		1,135	2,278	—	—	1,135	2,278	3,413	(415)		1990				2/29/08		14 to 29 years
Bensalem, PA	(a)		1,653	3,085	—	—	1,653	3,085	4,738	(713)		1987				1/3/07		15 to 30 years
Canton, MA	38,652		28,693	27,813	—	—	28,693	27,813	56,506	(5,398)		1962				2/1/06		15 to 30 years
Chillicothe, OH	(a)		499	2,296	—	—	499	2,296	2,795	(495)		1995				7/6/07		12 to 27 years
Davenport, IA	(a)		2,823	4,475	—	—	2,823	4,475	7,298	(886)		2007				8/31/07		13 to 38 years
Downers Grove, IL	(a)		1,772	2,227	—	—	1,772	2,227	3,999	(539)		1994				8/31/07		13 to 28 years
Eau Claire, WI	(a)		1,597	6,964	—	—	1,597	6,964	8,561	(1,591)		2004				4/8/05		15 to 30 years
El Paso, TX	(a)		1,536	3,852	—	—	1,536	3,852	5,388	(893)		1973				10/29/04		15 to 30 years
Fairless Hills, PA	(a)		3,655	5,271	—	—	3,655	5,271	8,926	(1,287)		1994				1/3/07		15 to 30 years
Great Falls, MT	(a)		1,486	3,856	—	—	1,486	3,856	5,342	(728)		2004				5/6/04		15 to 40 years
Gurnee, IL	(a)		767	1,632	—	—	767	1,632	2,399	(399)		1999				8/31/07		13 to 28 years
Hermantown, MN	(a)		1,881	7,761	—	—	1,881	7,761	9,642	(1,320)		2003				4/8/05		15 to 40 years
Hurricane, WV	(a)		727	3,005	—	—	727	3,005	3,732	(625)		1998				7/6/07		12 to 27 years
Joliet, IL	(a)		1,700	5,698	—	—	1,700	5,698	7,398	(945)		2004				8/31/07		13 to 38 years
Kenosha, WI	(a)		3,421	7,407	—	—	3,421	7,407	10,828	(1,398)		2004				9/30/04		15 to 40 years
Loveland, CO	(d)		2,329	4,750	—	—	2,329	4,750	7,079	(41)		2001				10/15/12		15 to 30 years
Loves Park, IL	(a)		1,551	6,447	—	—	1,551	6,447	7,998	(1,027)		2004				8/31/07		13 to 38 years
Marietta, GA	(a)		4,675	854	—	—	4,675	854	5,529	(424)		1996				6/15/04		15 to 30 years
Marietta, GA	(a)		2,610	865	—	—	2,610	865	3,475	(408)		1977				6/15/04		15 to 20 years
Merrillville, IN	(a)		1,324	3,975	—	—	1,324	3,975	5,299	(896)		1986				8/31/07		13 to 28 years
Mesa, AZ	(d)		2,040	5,696	—	—	2,040	5,696	7,736	(48)		2005				10/15/12		15 to 30 years
Midvale, UT	(d)		2,931	4,844	—	—	2,931	4,844	7,775	(42)		2002				10/15/12		15 to 30 years
Morrisville, PA	(a)		1,345	8,288	—	—	1,345	8,288	9,633	(1,586)		2004				1/3/07		15 to 40 years
Mundelein, IL	(a)		1,991	4,308	—	—	1,991	4,308	6,299	(940)		2002				8/31/07		13 to 28 years
New Hartford, NY	(a)		2,168	4,851	—	—	2,168	4,851	7,019	(1,160)		2004				10/8/04		15 to 40 years
Parkersburg, WV	(a)		1,800	3,183	—	—	1,800	3,183	4,983	(769)		1976				7/6/07		12 to 27 years
Peoria, IL	(a)		2,497	4,401	—	—	2,497	4,401	6,898	(842)		2004				8/31/07		13 to 38 years
Phoenix, AZ	(d)		2,098	5,338	—	—	2,098	5,338	7,436	(46)		2003				10/15/12		15 to 30 years
Portsmouth, OH	(a)		561	1,563	—	—	561	1,563	2,124	(354)		1988				7/6/07		12 to 27 years
Princeton, WV	(a)		990	764	—	—	990	764	1,754	(176)		1993				7/6/07		13 to 28 years
Roswell, NM	(a)		1,002	3,177	—	—	1,002	3,177	4,179	(488)		2004				7/29/04		15 to 50 years
Schaumburg, IL	(a)		2,067	2,632	—	—	2,067	2,632	4,699	(598)		2002				8/31/07		13 to 28 years
South Point, OH	(a)		848	2,948	—	—	848	2,948	3,796	(628)		1990				7/6/07		12 to 27 years
Thornton, CO	(d)		2,836	5,069	—	—	2,836	5,069	7,905	(48)		2003				10/15/12		15 to 30 years
Tinley Park, IL	(a)		1,108	2,091	—	—	1,108	2,091	3,199	(446)		1990				8/31/07		13 to 28 years
Waco, TX	(a)		320	406	—	—	320	406	726	(143)		1986				9/24/04		10 to 30 years
Distribution properties
Aiken, SC	(a)		108	265	—	—	108	265	373	(80)		1985				12/30/04		15 to 20 years
Bowling Green, KY	(a)		136	228	—	—	136	228	364	(58)		1993				12/30/04		15 to 30 years
Conroe, TX	(a)		492	723	—	—	492	723	1,215	(189)		1999				12/30/04		15 to 30 years
Conyers, GA	(a)		164	486	—	—	164	486	650	(113)		1992				12/30/04		15 to 30 years
DIberville, MS	(a)		250	339	—	—	250	339	589	(113)		1984				12/30/04		15 to 20 years
Florence, SC	(a)		221	174	—	—	221	174	395	(121)		1974				12/30/04		10 to 15 years
Fort Myers, FL	(a	)	1,021	583	—	—	1,021	583	1,604	(208)		1999				12/30/04		15 to 40 years
Fort Myers, FL	(a	)	641	1,069	—	—	641	1,069	1,710	(314)		1999				12/30/04		15 to 30 years
Greenville, SC	(a	)	344	210	—	—	344	210	554	(151)		1981				12/30/04		10 to 15 years
Greer, SC	(a	)	268	236	—	—	268	236	504	(91)		1993				12/30/04		15 to 30 years
Gulfport, MS	(a	)	384	453	—	—	384	453	837	(294)		1970				12/30/04		10 to 15 years
Hattiesburg, MS	(a	)	262	542	—	—	262	542	804	(201)		1986				12/30/04		10 to 20 years
Hickory, NC	(a	)	199	262	—	—	199	262	461	(109)		1989				12/30/04		15 to 20 years
Indianapolis, IN	(a	)	607	520	—	—	607	520	1,127	(198)		1990				12/30/04		15 to 20 years
Jackson, TN	(d	)	260	143	(101)	(49)	159	94	253	(79)		1971				12/30/04		15 to 20 years
Jacksonville, FL	(a	)	339	226	—	—	339	226	565	(107)		1987				12/30/04		15 to 20 years
Jacksonville, FL	(a	)	786	1,690	—	—	786	1,690	2,476	(651)		1960				12/30/04		10 to 20 years
Jacksonville, FL	(a	)	963	1,007	—	—	963	1,007	1,970	(538)		2001				12/30/04		10 to 20 years
Knoxville, TN	(a	)	259	111	—	—	259	111	370	(98)		1981				12/30/04		10 to 15 years
Lakeland, FL	(a	)	1,098	1,281	—	—	1,098	1,281	2,379	(504)		1984				12/30/04		15 to 20 years
Lawrenceville, GA	(a	)	500	237	—	—	500	237	737	(110)		1996				12/30/04		15 to 30 years
Mantua Township, NJ	(a	)	858	8,418	—	94	858	8,512	9,370	(1,516)		2000				11/17/06		6 to 50 years
Martinsburg, WV	(a	)	173	20	—	—	173	20	193	(26)		1972				12/30/04		10 to 15 years
Mattoon, IL	(a	)	233	263	—	—	233	263	496	(116)		1984				12/30/04		15 to 20 years
Pompano Beach, FL	(a	)	1,144	337	—	—	1,144	337	1,481	(131)		1990				12/30/04		15 to 30 years
Port Richey, FL	(a	)	741	660	—	—	741	660	1,401	(421)		1975				12/30/04		10 to 15 years
Riverside, CA	(a	)	1,203	6,254	—	—	1,203	6,254	7,457	(980)		2004				11/12/04		15 to 40 years
Riviera Beach, FL	(a	)	500	170	—	—	500	170	670	(81)		1987				12/30/04		15 to 20 years
Roanoke, VA	(a	)	333	124	—	—	333	124	457	(98)		1975				12/30/04		10 to 15 years
Sebring, FL	(a	)	318	291	—	—	318	291	609	(112)		1982				12/30/04		15 to 20 years
Spokane, WA	(a	)	518	193	—	—	518	193	711	(97)		1998				12/30/04		15 to 30 years
Stateville, NC	(a	)	614	355	—	—	614	355	969	(240)		1976				12/30/04		10 to 15 years
Tavares, FL	(a	)	1,075	5,098	—	—	1,075	5,098	6,173	(940)		2004				9/7/04		15 to 40 years
Tontitown, AR	(a	)	230	92	—	—	230	92	322	(47)		1987				12/30/04		15 to 20 years
West Columbia, SC	(a	)	324	108	—	—	324	108	432	(46)		1989				12/30/04		15 to 20 years
West Columbia, SC	(a	)	262	598	—	—	262	598	860	(203)		1984				12/30/04		10 to 20 years
Wilmington, NC	(a	)	370	122	—	—	370	122	492	(57)		1987				12/30/04		15 to 20 years
Convenience Stores/car washes
Ashland, NH	(b	)	398	157	—	—	398	157	555	(6)		1970				6/28/12		15 to 20 years
Auburn, ME	(b	)	371	444	—	—	371	444	815	(10)		1996				6/28/12		15 to 30 years
Auburn, ME	(b	)	287	222	—	—	287	222	509	(7)		1968				6/28/12		15 to 20 years
Augusta, ME	(b	)	318	322	—	—	318	322	640	(8)		1997				6/28/12		15 to 28 years
Bangor, ME	(b	)	327	141	—	—	327	141	468	(8)		1973				6/28/12		15 to 15 years
Bartlett, ME	(b	)	325	399	—	—	325	399	724	(9)		1998				6/28/12		15 to 32 years
Berlin, NH	(b	)	387	317	—	—	387	317	704	(11)		1991				6/28/12		15 to 22 years
Brewer, ME	(b	)	238	260	—	—	238	260	498	(8)		1967				6/28/12		15 to 25 years
Calais, ME	(b	)	187	213	—	—	187	213	400	(8)		1968				6/28/12		15 to 20 years
Cave Creek, AZ	(b	)	2,711	2,201	—	—	2,711	2,201	4,912	(533)		1998				7/2/07		15 to 40 years
Concord, NH	(b	)	260	330	—	—	260	330	590	(9)		1988				6/28/12		15 to 25 years
Freeport, ME	(b	)	503	343	—	—	503	343	846	(9)		1991				6/28/12		15 to 26 years
Gorham, NH	(b	)	723	358	—	—	723	358	1,081	(14)		1975				6/28/12		15 to 18 years
Harrington, ME	(b	)	331	459	—	—	331	459	790	(13)		1992				6/28/12		15 to 32 years
Lewiston, ME	(b	)	460	341	—	—	460	341	801	(11)		1994				6/28/12		15 to 28 years
Madison, ME	(b	)	130	410	—	—	130	410	540	(10)		1988				6/28/12		15 to 25 years
Manchester, ME	(b	)	279	284	—	—	279	284	563	(10)		1990				6/28/12		15 to 20 years
Newport, NH	(b	)	519	581	—	—	519	581	1,100	(15)		1998				6/28/12		15 to 30 years
Oakfield, ME	(b	)	273	229	—	—	273	229	502	(9)		1993				6/28/12		15 to 25 years
Paris, ME	(b	)	139	153	—	—	139	153	292	(6)		1954				6/28/12		15 to 17 years
Phoenix, AZ	(b	)	2,243	4,243	—	—	2,243	4,243	6,486	(933)		2001				7/2/07		15 to 40 years
Reno, NV	(a	)	1,096	6,892	—	—	1,096	6,892	7,988	(802)		2004				12/16/05		10 to 50 years
Rockland, ME	(b	)	211	303	—	—	211	303	514	(7)		1984				6/28/12		15 to 28 years
Sanford, ME	(b	)	807	579	—	—	807	579	1,386	(14)		1997				6/28/12		15 to 28 years
Scottsdale, AZ	(b	)	4,416	2,384	—	—	4,416	2,384	6,800	(630)		2000				7/2/07		15 to 40 years
Scottsdale, AZ	(b	)	2,765	2,196	—	—	2,765	2,196	4,961	(579)		1995				7/2/07		15 to 40 years
Scottsdale, AZ	(b	)	5,123	2,683	—	—	5,123	2,683	7,806	(899)		1991				7/2/07		15 to 40 years
Scottsdale, AZ	(b	)	3,437	2,373	—	—	3,437	2,373	5,810	(796)		1996				7/2/07		15 to 40 years
Sherman Mills, ME	(b	)	259	163	—	—	259	163	422	(7)		1974				6/28/12		15 to 20 years
South Portland, ME	(b	)	661	194	—	—	661	194	855	(10)		1970				6/28/12		15 to 15 years
Industrial properties
Annapolis Junction, MD	(a	)	2,245	1,105	(1,535)	(547)	710	558	1,268	(138)		1930				9/29/06		15 to 30 years
Bridgeview, IL	(a	)	1,093	3,731	—	—	1,093	3,731	4,824	(775)		1964				12/29/06		15 to 30 years
Byron, IL	(a	)	734	4,334	—	—	734	4,334	5,068	(1,292)		1965				12/29/06		10 to 20 years
Dublin, VA	(a	)	491	1,401	—	—	491	1,401	1,892	(483)		1985				12/11/06		15 to 20 years
Edon, OH	(c	)	642	2,649	—	—	642	2,649	3,291	(814)		1953				2/21/07		15 to 20 years
Elk Grove Village, IL	(b	)	3,001	5,264	(1,604)	(2,492)	1,397	2,772	4,169	(867)		1970				12/28/06		10 to 30 years
Exton, PA	(b	)	2,494	7,180	—	—	2,494	7,180	9,674	(1,234)		1999				12/28/06		14 to 40 years
Fremont, IN	(c	)	427	2,176	—	—	427	2,176	2,603	(474)		1960				2/21/07		15 to 30 years
Grand Chute, WI	(b	)	1,738	12,133	—	—	1,738	12,133	13,871	(2,490)		1966				12/28/06		14 to 30 years
Houston, TX	(a	)	2,341	4,323	—	—	2,341	4,323	6,664	(1,032)		1990				6/3/05		13 to 30 years
Lenexa, KS	(b	)	1,463	5,110	—	462	1,463	5,572	7,035	(1,041)		1985				12/28/06		12 to 30 years
Loudon, TN	(c	)	1,188	4,904	—	—	1,188	4,904	6,092	(1,049)		1992				3/31/08		15 to 30 years
Merced, CA	(c	)	3,456	9,007	—	—	3,456	9,007	12,463	(1,652)		1998				3/31/08		15 to 30 years
Minerva, OH	(c	)	649	3,920	(217)	(770)	432	3,150	3,582	(1,052)		1919				2/21/07		8 to 20 years
Monroe, MI	(a	)	1,567	12,435	—	—	1,567	12,435	14,002	(2,142)		2005				12/15/05		10 to 40 years
Monroe, MI	(a	)	1,611	11,145	—	—	1,611	11,145	12,756	(1,855)		2003				12/14/06		9 to 40 years
Nashville, TN	(b	)	459	3,261	—	—	459	3,261	3,720	(621)		1960				12/28/06		14 to 30 years
Pulaski, VA	(a	)	333	1,536	—	—	333	1,536	1,869	(500)		1967				12/11/06		15 to 20 years
Royal Oak, MI	(a	)	3,426	7,071	—	—	3,426	7,071	10,497	(1,482)		1952				3/10/06		15 to 30 years
Scottdale, PA	(b)		607	11,008	—	—	607	11,008	11,615	(3,046)		1959				12/28/06		14 to 20 years
Shelbyville, KY	(b)		442	3,028	—	—	442	3,028	3,470	(576)		1973				12/28/06		14 to 30 years
Sidney, OH	(a)		921	4,177	—	—	921	4,177	5,098	(1,313)		1987				12/22/05		13 to 20 years
Surgoinsville, TN	(a)		777	2,892	—	—	777	2,892	3,669	(744)		1997				3/30/07		13 to 28 years
Troy, MI	(a)		1,128	947	—	—	1,128	947	2,075	(202)		1952				3/10/06		15 to 30 years
Westfield, MA	(b)		3,258	8,090	—	—	3,258	8,090	11,348	(2,359)		1981				12/28/06		14 to 30 years
Worcester, MA	(b)		3,731	5,193	—	525	3,731	5,718	9,449	(2,069)		1971				12/28/06		13 to 20 years
Movie Theaters
Batavia, IL	(a)		4,705	7,561	—	—	4,705	7,561	12,266	(1,517)		1995				2/24/06		13 to 38 years
Bixby, OK	(a)		5,585	10,101	—	—	5,585	10,101	15,686	(2,520)		1998				11/30/04		15 to 30 years
Cedar Rapids, IA	(a)		2,521	5,461	—	—	2,521	5,461	7,982	(1,033)		1998				9/30/04		15 to 40 years
Colorado Springs, CO	(a)		1,892	1,732	—	—	1,892	1,732	3,624	(539)		1995				9/30/05		15 to 30 years
Columbia, SC	(a)		2,115	2,091	—	—	2,115	2,091	4,206	(496)		1996				9/30/05		15 to 30 years
Covina, CA	(c)		5,566	26,922	—	—	5,566	26,922	32,488	(3,937)		1997				6/23/04		14 to 40 years
Durham, NC	(a)		1,630	2,685	—	—	1,630	2,685	4,315	(768)		1994				9/30/05		14 to 30 years
Fort Wayne, IN	(a)		2,696	9,849	682	—	3,378	9,849	13,227	(1,815)		2005				6/30/04		15 to 40 years
Goodyear, AZ	(a)		3,881	4,392	—	—	3,881	4,392	8,273	(850)		1998				12/15/05		12 to 37 years
Greensboro, NC	(a)		2,359	2,431	—	—	2,359	2,431	4,790	(598)		1996				9/30/05		15 to 30 years
Johnston, IA	(c)		3,046	10,213	—	—	3,046	10,213	13,259	(2,176)		1998				6/23/04		15 to 30 years
Kansas City, MO	(a)		2,543	7,943	—	—	2,543	7,943	10,486	(1,249)		2003				7/29/04		15 to 50 years
Lee’s Summit, MO	(a)		3,517	9,735	—	—	3,517	9,735	13,252	(1,834)		1999				7/29/04		15 to 40 years
Longview, TX	(a)		1,432	2,946	—	—	1,432	2,946	4,378	(718)		1995				9/30/05		15 to 30 years
Martinsburg, WV	(a)		2,450	3,528	—	—	2,450	3,528	5,978	(933)		1998				9/30/05		13 to 30 years
Missoula, MT	(c)		2,333	3,406	—	—	2,333	3,406	5,739	(681)		1998				6/23/04		15 to 40 years
Noblesville, IN	(a)		1,760	—	2,338	10,172	4,098	10,172	14,270	(1,781)		2008				1/5/07		14 to 39 years
Overland Park, KS	(a)		4,935	12,281	—	—	4,935	12,281	17,216	(1,682)		2004				12/15/05		12 to 57 years
Phoenix, AZ	(a)		2,652	11,495	—	—	2,652	11,495	14,147	(1,680)		1997				5/17/04		13 to 40 years
Portage, IN	(a)		4,621	8,300	—	—	4,621	8,300	12,921	(1,824)		2007				12/2/05		13 to 38 years
Raleigh, NC	(a)		3,636	8,833	—	—	3,636	8,833	12,469	(1,972)		1988				6/23/04		12 to 27 years
Wilmington, NC	(a)		1,552	2,934	—	—	1,552	2,934	4,486	(689)		1997				9/30/05		15 to 30 years
Winston-Salem, NC	(a)		1,567	2,140	—	—	1,567	2,140	3,707	(616)		1993				10/28/05		13 to 30 years
Educational properties
Alpena, MI	(a)		236	2,051	—	—	236	2,051	2,287	(673)		1936				12/17/04		15 to 20 years
Columbus, OH	(a)		417	5,100	—	849	417	5,949	6,366	(1,281)		1980				11/15/04		15 to 30 years
Columbus, OH	(a)		1,069	3,363	330	1,340	1,399	4,703	6,102	(1,448)		2004				12/17/04		15 to 20 years
Cummington, MA	(a)		1,177	4,439	—	—	1,177	4,439	5,616	(1,078)		1900				12/7/05		15 to 30 years
Duluth, GA	(a)		2,289	4,274	—	—	2,289	4,274	6,563	(967)		2007				9/27/07		13 to 48 years
Grand Chute, WI	2,210		1,524	1,666	—	—	1,524	1,666	3,190	(409)		2005				7/18/05		15 to 50 years
Hendersonville, NC	(a)		692	2,469	—	—	692	2,469	3,161	(653)		1956				12/7/05		15 to 30 years
Leawood, KS	(a)		1,854	3,914	—	—	1,854	3,914	5,768	(960)		1999				9/29/05		15 to 30 years
Lone Tree, CO	(a)		2,020	3,748	—	—	2,020	3,748	5,768	(883)		1999				9/29/05		15 to 30 years
Manchester, VT	(a)		1,198	4,688	—	—	1,198	4,688	5,886	(974)		1935				12/7/05		15 to 40 years
Mesa, AZ	(a)		929	806	—	—	929	806	1,735	(277)		1980				2/10/05		15 to 30 years
Mount Laurel, NJ	(a)		1,404	5,655	—	—	1,404	5,655	7,059	(783)		2007				12/21/07		13 to 48 years
Phoenix, AZ	17,548		4,025	24,772	—	—	4,025	24,772	28,797	(3,606)		2002				5/16/05		15 to 40 years
Phoenix, AZ	6,932		2,381	9,051	—	—	2,381	9,051	11,432	(1,392)		2002				5/16/05		15 to 40 years
Phoenix, AZ	(a)		1,912	1,673	—	—	1,912	1,673	3,585	(415)		1978				2/10/05		15 to 30 years
Phoenix, AZ	(a)		1,840	3,582	—	—	1,840	3,582	5,422	(703)		1975				2/10/05		15 to 40 years
Prineville, OR	(a)		571	4,457	—	—	571	4,457	5,028	(1,081)		1940				12/22/05		15 to 30 years
Reedley, CA	(a)		1,637	2,885	—	—	1,637	2,885	4,522	(982)		1950				12/7/05		15 to 30 years
Romeoville, IL	(a)		1,684	5,676	—	—	1,684	5,676	7,360	(687)		2008				6/23/08		14 to 49 years
Tucson, AZ	(a)		983	3,782	(7)	—	976	3,782	4,758	(613)		1978				2/10/05		15 to 40 years
Warrenville, IL	(a)		2,542	3,813	—	—	2,542	3,813	6,355	(978)		1999				9/29/05		15 to 30 years
Westmont, IL	(a)		1,375	5,087	—	—	1,375	5,087	6,462	(824)		2003				12/28/05		15 to 40 years
Supermarkets
Amarillo, TX	1,957		1,574	1,389	—	—	1,574	1,389	2,963	(319)		1989				5/23/05		9 to 30 years
Amarillo, TX	5,439		3,559	4,575	—	—	3,559	4,575	8,134	(716)		1999				5/23/05		15 to 40 years
Amarillo, TX	1,908		1,828	1,292	—	—	1,828	1,292	3,120	(299)		1988				5/23/05		9 to 30 years
Amarillo, TX	1,950		1,573	1,586	—	—	1,573	1,586	3,159	(364)		1989				5/23/05		9 to 30 years
Burkburnett, TX	3,076		2,030	2,706	—	—	2,030	2,706	4,736	(449)		1997				5/23/05		12 to 40 years
Childress, TX	720		747	934	—	—	747	934	1,681	(206)		1997				5/23/05		7 to 40 years
Cleveland, TX	1,319		465	2,867	—	—	465	2,867	3,332	(902)		1991				12/1/05		15 to 20 years
Corrigan, TX	686		395	630	—	—	395	630	1,025	(230)		1971				12/1/05		15 to 20 years
Diboll, TX	897		775	872	—	—	775	872	1,647	(326)		1974				12/1/05		15 to 20 years
Levelland, TX	2,524		1,651	2,158	—	—	1,651	2,158	3,809	(358)		1997				5/23/05		12 to 40 years
Lubbock, TX	2,545		1,782	2,055	—	—	1,782	2,055	3,837	(341)		1997				5/23/05		12 to 40 years
Lufkin, TX	844		1,178	352	—	—	1,178	352	1,530	(172)		1977				12/1/05		15 to 20 years
Muleshoe, TX	(c	)	471	1,770	—	—	471	1,770	2,241	(82)		1999				8/29/11		15 to 40 years
Novasota, TX	1,214		781	1,499	—	—	781	1,499	2,280	(365)		1992				12/1/05		15 to 30 years
Perryton, TX	846		1,029	597	—	—	1,029	597	1,626	(162)		1997				5/23/05		7 to 40 years
Plainview, TX	4,263		620	5,415	—	—	620	5,415	6,035	(778)		2000				8/25/05		15 to 40 years
Snyder, TX	3,376		2,062	2,963	—	—	2,062	2,963	5,025	(465)		1999				5/23/05		14 to 40 years
Timpson, TX	317		253	312	—	—	253	312	565	(125)		1978				12/1/05		15 to 20 years
Vernon, TX	2,817		1,791	2,550	—	—	1,791	2,550	4,341	(424)		1997				5/23/05		12 to 40 years
Wichita Falls, TX	4,006		—	6,259	—	—	—	6,259	6,259	(1,792)		1997				5/23/05		13 to 20 years
Medical/other office properties
Bonita Springs, FL	(b)		317	1,619	—	—	317	1,619	1,936	(14)		2003				8/30/12		15 to 50 years
Bonita Springs, FL	(b)		738	4,022	—	—	738	4,022	4,760	(34)		2006				8/30/12		15 to 50 years
Bonita Springs, FL	(b)		376	940	—	—	376	940	1,316	(9)		2006				8/30/12		15 to 50 years
Cape Coral, FL	(b)		545	1,716	—	—	545	1,716	2,261	(18)		2011				8/30/12		15 to 50 years
Columbia, SC	(c)		2,095	16,191	—	5,006	2,095	21,197	23,292	(3,341)		1990				9/9/05		5 to 30 years
Dallas, TX	(a)		1,633	21,835	—	2,019	1,633	23,854	25,487	(2,909)		2005				8/29/05		15 to 50 years
Ft. Myers, FL	(b)		904	6,445	—	—	904	6,445	7,349	(52)	1989			8/30/12			15 to 50 years
Naples, FL	(b)		1,351	5,368	—	—	1,351	5,368	6,719	(43)	2002			8/30/12			15 to 50 years
Naples, FL	(b)		1,829	4,522	—	—	1,829	4,522	6,351	(44)	1978			8/30/12			15 to 40 years
Naples, FL	(b)		260	470	—	—	260	470	730	(5)	1982			8/30/12			15 to 40 years
Naples, FL	(b)		1,057	3,845	—	—	1,057	3,845	4,902	(14)	2012			10/31/12			15 to 50 years
Drugstores
Buffalo, NY	(a)		681	925	—	—	681	925	1,606	(150)	1993			12/15/04			20 to 40 years
Millen, GA	(a)		810	1,312	—	—	810	1,312	2,122	(218)	1999			12/15/04			20 to 40 years
Moundsville, WV	(a)		706	1,002	—	—	706	1,002	1,708	(164)	1993			12/15/04			20 to 40 years
Oneida, NY	(a)		1,315	1,411	—	—	1,315	1,411	2,726	(231)	1999			12/15/04			20 to 40 years
Philadelphia, PA	(a)		733	1,087	—	—	733	1,087	1,820	(175)	1993			12/15/04			20 to 40 years
Philadelphia, PA	(a)		1,613	1,880	—	—	1,613	1,880	3,493	(298)	1999			2/2/05			20 to 40 years
St. Clair Shores, MI	(a)		1,169	761	—	—	1,169	761	1,930	(166)	1991			5/2/05			15 to 30 years
Thomasville, GA	(a)		931	1,933	—	—	931	1,933	2,864	(296)	1999			12/15/04			20 to 40 years
Uhrichsville, OH	(a)		617	2,345	—	—	617	2,345	2,962	(355)	2000			12/15/04			20 to 40 years
Recreational properties
Austin, TX	7,340		4,425	8,142	—	—	4,425	8,142	12,567	(1,567)	2005			9/30/05			15 to 40 years
Fort Worth, TX	4,787		2,468	5,418	—	—	2,468	5,418	7,886	(990)	2003			9/30/05			15 to 40 years
Grapevine, TX	4,787		2,554	5,377	—	—	2,554	5,377	7,931	(992)	2000			9/30/05			15 to 40 years
Jacksonville, FL	(a)		431	802	—	—	431	802	1,233	(223)	1979			3/31/04			9 to 30 years
Lewisville, TX	4,148		2,130	4,630	—	—	2,130	4,630	6,760	(858)	1998			9/30/05			15 to 40 years
Plano, TX	5,744		3,225	6,302	—	—	3,225	6,302	9,527	(1,133)	2001			9/30/05			15 to 40 years
Shenandoah, TX	5,106		2,886	5,763	—	—	2,886	5,763	8,649	(1,045)	2004			9/30/05			15 to 40 years
Tannersville, PA	(a)		10,943	40,453	332	2,754	11,275	43,207	54,482	(21,159)	1960			6/14/05			15 to 20 years
Health clubs/gyms
Keizer, OR	(a)		1,208	4,089	—	—	1,208	4,089	5,297	(708)	1988			12/1/05			15 to 40 years
Salem, OR	(a)		941	2,620	1,018	5,042	1,959	7,662	9,621	(1,231)	1996			12/1/05			15 to 40 years
Salem, OR	(a)		1,509	5,635	—	—	1,509	5,635	7,144	(969)	2001			12/1/05			15 to 40 years
Salem, OR	(a)		1,214	4,911	—	—	1,214	4,911	6,125	(859)	1980			12/1/05			15 to 40 years
Salem, OR	(a)		1,589	3,834	—	—	1,589	3,834	5,423	(895)	1977			12/1/05			15 to 30 years
Interstate travel plazas
Catlettsburg, KY	(a)		9,344	3,989	—	—	9,344	3,989	13,333	(2,327)	2001			12/23/03			15 to 40 years
Saint Augustine, FL	(a)		9,556	2,543	—	—	9,556	2,543	12,099	(1,619)	2001			12/23/03			15 to 40 years
Spiceland, IN	(a)		9,649	3,063	—	—	9,649	3,063	12,712	(2,029)	2001			12/23/03			15 to 40 years
Call Centers
Worcester, MA	7,755		2,048	8,705	(717)	(3,155)	1,331	5,550	6,881	(1,542)	1968			12/22/05			7 to 40 years

	181,908		1,338,588	2,020,686	(10,151)	16,301	1,328,437	2,036,987	3,365,424	(490,938)

(a)	Represents properties collateralized with Master Trust Debt of $937,395
(b)	Represents properties collateralized with CMBS Debt of $831,215
(c)	Represents properties collaterialized with our Credit Facility
(d)	Represents unencumbered properties

(e) The aggregate cost of properties for federal income tax purposes is approximately $3.14 billion at December 31, 2012

Reconciliation

	2012	2011	2010
Land, buildings, and improvements:

Balance at the beginning of the year	$3,272,728	$3,299,442	$3,342,461
Additions:
Acquisitions	159,112	36,227	—
Held for sale reclassed as held for investment	—	—	2,736

Deductions:
Dispositions of land, buildings, and improvements	(49,201)	(34,453)	(5,139)
Held for sale	(6,433)	(10,034)	(3,161)
Impairment	(10,782)	(18,454)	(37,455)

Gross Real Estate Balance at close of the year	$3,365,424	$3,272,728	$3,299,442

Accumulated depreciation and amortization:

Balance at the beginning of the year	$(405,426)	$(319,946)	$(226,391)

Additions
Depreciation expense	(94,020)	(93,673)	(94,606)
Held for sale reclassed as held for investment	—	—	—

Deductions:
Dispositions of land, buildings, and improvements	7,414	6,712	697
Held for sale	1,094	1,481	354

Balance at close of the year	(490,938)	(405,426)	(319,946)

Net Real Estate Investment	$2,874,486	$2,867,302	$2,979,496

SPIRIT REALTY CAPITAL, INC.

SCHEDULE IV

MORTGAGE LOANS ON REAL ESTATE

AS OF DECEMBER 31, 2012

(Amounts in thousands)

	Stated Interest Rate	Final Maturity Date (1)	Periodic payment terms	Face Amount	Carrying Amount of Mortgages
Mortgage
Restaurant	9.35%	12/1/2026	Principal & Interest (2)	$3,000	$2,703
Automotive parts and service < 3%	9.23%	03/01/2021	Principal & Interest (3)	20,000	17,100
Restaurants < 3%	9.0%-9.85%	Jul-2016 to Jul-2028	Principal & Interest (4)	28,914	25,113

				$51,914	$44,916

(1)	Reflects current maturity of the investment and does not consider any options to extend beyond the current maturity
(2)	Balloon payment of $2.6 million at maturity
(3)	Balloon payment of $6.8 million at maturity
(4)	Balloon payment of $12.2 million at maturity

	2012	2011	2010
Reconciliation of Mortgage Loans on Real Estate
Balance January 1,	$54,644	$56,382	$57,785
Additions during period
New mortgage loans	—	—	—
Other capitalized loan origination costs	—	—	—
Deductions during period
Collections of principal	(9,529)	(1,549)	(1,207)
Sales	—	—	—
Amortization of premium	(176)	(184)	(191)
Amortization of capitalized loan origination costs	(23)	(5)	(5)

Mortage loans receivable December 31,	44,916	54,644	56,382
Mortgage loan loss provision	(4,840)	(4,120)	(1,020)

	40,076	50,524	55,362
Equipment and other loans receivable	12,043	16,110	20,821
Provision for other loan loss	(257)	(1,157)	(2,557)

	11,786	14,953	18,264

Total loans receivable	$51,862	$65,477	$73,626

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Accounting and Principles of Consolidation

Basis of Accounting and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements of Spirit Realty Capital and its consolidated subsidiaries have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, the unaudited condensed consolidated financial statements include the normal, recurring adjustments necessary for a fair statement of the information required to be set forth therein. The results for interim periods are not necessarily indicative of the results for the entire year. Certain information and note disclosures, normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), have been condensed or omitted from these statements pursuant to SEC rules and regulations and, accordingly, these financial statements should be read in conjunction with the Company’s audited consolidated financial statements as filed with the SEC in its Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

The unaudited condensed consolidated financial statements include the accounts of Spirit Realty Capital and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Spirit Realty Capital has formed numerous special purpose entities to acquire and hold real estate subject to mortgage notes payable (see Note 5). As a result, the vast majority of the Company’s consolidated assets are held in these wholly owned special purpose entities, and are subject to debt. Each special purpose entity is a separate legal entity, and is the sole owner of its assets and responsible for its liabilities. The assets of these special purpose entities are not available to pay, or otherwise satisfy obligations to, the creditors of any owner or affiliate of the special purpose entity. At June 30, 2013 and December 31, 2012, assets totaling $2.9 billion and $3.0 billion, respectively, were held, and liabilities totaling $2.0 billion and $2.0 billion, respectively, were owed by these special purpose entities, and are included in the accompanying condensed consolidated balance sheets.

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements of Spirit Realty Capital and consolidated subsidiaries have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of Spirit Realty Capital and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Spirit Realty Capital has formed numerous special purpose entities to acquire and hold real estate subject to mortgage notes payable (see Note 4). As a result, the vast majority of the Company’s consolidated assets are held in these wholly-owned special purpose entities and are subject to debt. Each special purpose entity is a separate legal entity and is the sole owner of its assets and responsible for its liabilities. The assets of the special purpose entities are not available to pay, or otherwise satisfy obligations to, the creditors of any owner or affiliate of the special purpose entity. At December 31, 2012 and 2011, assets totaling $3.0 billion and $3.1 billion, respectively, were held, and liabilities totaling $2.0 billion and $1.9 billion, respectively, were owed by these special purpose entities and are included in the accompanying consolidated balance sheets.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Reclassifications	Reclassifications Certain reclassifications have been made to prior period balances to conform to the current period presentation.	Reclassifications Certain reclassifications have been made to prior period balances to conform to the current period presentation.
Segment Reporting

Segment Reporting

Accounting Standards Codification Topic (“ASC”) 280, Segment Reporting, established standards for the manner in which public enterprises report information about operating segments. The Company views its operations as one segment, which consists of triple-net leasing operations. The Company has no other reportable segments.

Segment Reporting

Accounting Standards Codification Topic 280, Segment Reporting (ASC 280), established standards for the manner in which public enterprises report information about operating segments. The Company views its operations as one segment, which consists of triple-net leasing operations. The Company has no other reportable segments.

Real Estate Investments

Real Estate Investments

Purchase Accounting and Acquisition of Real Estate - When acquiring a property for investment purposes, the Company allocates the purchase price (including acquisition and closing costs) to land, building, improvements, and equipment based on their relative fair values. For properties acquired with in-place leases, the Company allocates the purchase price of real estate to the tangible and intangible assets and liabilities acquired based on their estimated fair values and acquisition costs are expensed as incurred. In making estimates of fair values for this purpose, the Company uses a number of sources, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities.

Lease Intangibles - Lease intangibles, if any, acquired in conjunction with the purchase of real estate represent the value of in-place leases and above- or below-market leases. For real estate acquired subject to existing lease agreements, in-place lease intangibles are valued based on the Company’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, considering current market conditions and costs to execute similar leases at the time of the acquisition, and are amortized on a straight-line basis over the remaining initial term of the related lease. Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual amounts to be paid pursuant to the leases at the time of acquisition of the real estate and the Company’s estimate of current market lease rates for the property, measured over a period equal to the remaining initial term of the lease. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. Should a lease terminate early, the unamortized portion of any related lease intangible is immediately recognized in the Company’s consolidated statements of operations.

Real Estate Investments

Carrying Value of Real Estate Investments - The Company’s real estate properties are recorded at cost and depreciated using the straight-line method over the estimated remaining useful lives of the properties, which generally range from 20 to 50 years for buildings and improvements and is 15 years for land improvements. Portfolio assets classified as “held for sale” are not depreciated. The Company allocates the purchase price of real estate properties to the tangible and intangible assets and liabilities acquired based on their estimated fair values. In making estimates of fair values for this purpose, management uses a number of sources, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities. Properties classified as “held for sale” are recorded at the lower of their carrying value or their fair value, less anticipated selling costs.

Purchase Accounting and Acquisition of Real Estate - When acquiring a property for investment purposes, Spirit allocates the purchase price (including acquisition and closing costs) to land, building, improvements and equipment based on their relative fair values. For properties acquired with in-place leases, Spirit allocates the purchase price of real estate to the tangible and intangible assets and liabilities acquired based on their estimated fair values. Transaction costs related to these acquisitions are expensed in the period incurred. In making estimates of fair values for this purpose, Spirit uses a number of sources, including independent appraisals and information obtained about each property as a result of Spirit’s pre-acquisition due diligence and its marketing and leasing activities.

Lease Intangibles - Lease intangibles, if any, acquired in conjunction with the purchase of real estate represent the value of in-place leases and above- or below-market leases. For real estate acquired subject to existing lease agreements, in-place lease intangibles are valued based on management’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, taking into consideration current market conditions and costs to execute similar leases at the time of the acquisition, and are amortized on a straight-line basis over the remaining initial term of the related lease and included in amortization expense. Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual amounts to be paid pursuant to the leases at the time of acquisition of the real estate and management’s estimate of current market lease rates for the property, measured over a period equal to the remaining initial term of the lease. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. Should a lease terminate early, the unamortized portion of any related lease intangibles is immediately recognized in the Company’s consolidated statements of operations.

Impairment - The Company reviews its real estate investments and related lease intangibles periodically for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We consider factors such as expected future undiscounted cash flows, estimated residual value, market trends (such as the effects of leasing demand and competition) and other factors in making this assessment. An asset is considered impaired if its carrying value exceeds its estimated undiscounted cash flows and the impairment is calculated as the amount by which the carrying value of the asset exceeds its estimated fair value. Estimating future cash flows and fair values are highly subjective and such estimates could differ materially from actual results. Key assumptions used in estimating future cash flows and fair values include, but are not limited to, revenue growth rates, interest rates, discount rates, capitalization rates, lease renewal probabilities, tenant vacancy rates and other factors.

Revenue Recognition - The Company leases real estate to its tenants under long-term, triple-net leases that are classified as operating leases. Lease origination fees are deferred and amortized over the related lease term as an adjustment to rental revenue. Under a triple-net lease, the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as real estate taxes, insurance premiums and repair and maintenance costs. Accordingly, the accompanying consolidated statements of operations do not reflect these tenant-funded costs.

The Company’s leases generally provide for rent escalations throughout the lease terms. For leases that provide for specific contractual escalations, rental revenue is recognized on a straight-line basis so as to produce a constant periodic rent over the term of the lease. Accordingly, accrued rental revenue, calculated as the aggregate difference between the rental revenue recognized on a straight-line basis and scheduled rents, represents unbilled rent receivables that the Company will receive only if the tenants make all rent payments required through the expiration of the initial term of the leases. The accrued rental revenue representing this straight-line adjustment is subject to an evaluation for collectability, and the Company records a provision for losses against rental revenues if collectability of these future rents is not reasonably assured. Leases that have contingent rent escalators indexed to future increases in the Consumer Price Index (“CPI”) may adjust over a one-year period or over multiple-year periods. Generally, these escalators increase rent at the lesser of (a) 1 to 1.25 times the increase in the CPI over a specified period or (b) a fixed percentage. Because of the volatility and uncertainty with respect to future changes in the CPI, the Company’s inability to determine the extent to which any specific future change in the CPI is probable at each rent adjustment date during the entire term of these leases and the Company’s view that the multiplier does not represent a significant leverage factor, rental revenue from leases with this type of escalator are recognized only after the changes in the rental rates have occurred.

Some of the Company’s leases also provide for contingent rent based on a percentage of the tenant’s gross sales. For contingent rentals that are based on a percentage of the tenant’s gross sales, the Company recognizes contingent rental revenue when the change in the factor on which the contingent lease payment is based actually occurs.

The Company suspends revenue recognition if the collectability of amounts due pursuant to a lease is not reasonably assured or if the tenant’s monthly lease payments become more than 60 days past due, whichever is earlier.

Lease termination fees are included in “interest income and other” on the Company’s consolidated statements of operations and are recognized when there is a signed termination agreement and all of the conditions of the agreement have been met and the tenant no longer occupies the property. The Company recorded lease termination fees of $0.5 million, zero and $13.9 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Allowance for Doubtful Accounts - The Company reviews its rent receivables for collectability on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area where the property is located. In the event that the collectability of a receivable with respect to any tenant is in doubt, a provision for uncollectible amounts will be established or a direct write-off of the specific rent receivable will be made. The Company provided for reserves for uncollectible amounts totaling $3.6 million and $5.1 million at December 31, 2012 and 2011, respectively, against accounts receivable balances of $7.6 million and $11.3 million, respectively. Uncollected accounts receivable are written off against the allowance when all possible means of collection have been exhausted. For accrued rental revenues related to the straight-line method of reporting rental revenue, the Company established a provision for losses of $15.3 million and $12.9 million at December 31, 2012 and 2011, respectively, against accrued rental revenue receivables of $22.7 million and $18.4 million, respectively, based on management’s estimates of uncollectible receivables and management’s assessment of the risks inherent in the portfolio, giving consideration to historical experience and industry default rates for long-term receivables.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company reviews its rent receivables for collectability on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates, and economic conditions in the area where the property is located. In the event that the collectability of a receivable with respect to any tenant is in doubt, a provision for uncollectible amounts will be established or a direct write-off of the specific rent receivable will be made. The Company provided for reserves for uncollectible amounts totaling $5.2 million and $3.6 million at June 30, 2013 and December 31, 2012, respectively, against accounts receivable balances of $7.8 million and $7.6 million, respectively, and are recorded within deferred cost and other assets, net in the accompanying condensed consolidated balance sheets. For accrued rental revenues related to the straight-line method of reporting rental revenue, the Company established a provision for losses of $16.5 million and $15.3 million at June 30, 2013 and December 31, 2012, respectively, against accrued rental revenue receivables of $24.7 million and $22.7 million, respectively, based on management’s estimates of uncollectible receivables and management’s assessment of the risks inherent in the portfolio, giving consideration to historical experience and industry default rates for long-term receivables.

Loans Receivable

Loans Receivable

Impairment and Allowance for Loan Losses - The Company periodically evaluates the collectability of its loans receivable, including accrued interest, by analyzing the underlying property-level economics and trends, collateral value and quality, and other relevant factors in determining the adequacy of its allowance for loan losses. A loan is determined to be impaired when, in management’s judgment based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Specific allowances for loan losses are provided for impaired loans on an individual loan basis in the amount by which the carrying value exceeds the estimated fair value of the underlying collateral less disposition costs. Delinquent loans receivable are written off against the allowance when all possible means of collection have been exhausted. The allowance for loan losses was $4.7 million and $5.1 million at June 30, 2013 and December 31, 2012, respectively.

A loan is placed on nonaccrual status when the loan has become 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of June 30, 2013 and December 31, 2012, two mortgages and one note were placed on nonaccrual status and have been fully reserved.

Loans Receivable

The Company holds its loans receivable for long-term investment. Mortgage loans are secured by single-tenant, operationally essential real estate. Equipment loans are secured by equipment used by tenants of properties owned or financed by the Company. The loans are carried at amortized cost, including related unamortized premiums.

Revenue Recognition - Interest income on mortgage and equipment loans receivable is recognized using the effective interest method applied on a loan-by-loan basis. Direct costs associated with originating loans are offset against any related fees received and the balance, along with any premium or discount, is deferred and amortized as an adjustment to interest income over the terms of the related loans using the effective interest method. A loan is placed on nonaccrual status when the loan has become 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of December 31, 2012, two mortgages and one note were placed on nonaccrual status and have been fully reserved.

Impairment and Provision for Loan Losses - The Company periodically evaluates the collectability of its loans receivable, including accrued interest, by analyzing the underlying property-level economics and trends, collateral value and quality, and other relevant factors in determining the adequacy of its allowance for loan losses. A loan is determined to be impaired when, in management’s judgment based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Specific allowances for loan losses are provided for impaired loans on an individual loan basis in the amount by which the carrying value exceeds the estimated fair value of the underlying collateral less disposition costs. Delinquent loans receivable are written off against the allowance when all possible means of collection have been exhausted. The allowance for loan losses was $5.1 million and $5.3 million at December 31, 2012 and 2011, respectively, which includes the effects of (recoveries) and write-offs of loans against the allowance of $(0.2) million and $1.4 million during the years ended December 31, 2012 and 2011, respectively.

Restricted Cash and Escrow Deposits

Restricted Cash and Escrow Deposits

The Company classified restricted cash and deposits in escrow totaling $22.2 million and $34.7 million at June 30, 2013 and December 31, 2012, respectively, in deferred costs and other assets, net in the accompanying condensed consolidated balance sheets. Included in the balance at each of June 30, 2013 and December 31, 2012 is approximately $9.7 million in restricted cash deposited to secure lenders consents to the IPO. These cash balances are restricted as to use under certain of the Company’s debt agreements. In addition, the Company deposited $8.0 million in a collateral account with one of its lenders which may be applied, at the lender’s discretion, towards a reduction of the outstanding principal balance of the related loan. The Company also has the right to replace this cash collateral with a letter of credit.

Restricted Cash and Escrow Deposits

The Company classified restricted cash and deposits in escrow totaling $34.7 million and $10.0 million at December 31, 2012 and 2011, respectively, in deferred costs and other assets in the accompanying consolidated balance sheets. Included in the balance at December 31, 2012 was approximately $9.7 million in restricted cash deposited to secure lenders consents to the IPO. These cash balances are restricted as to use under certain of the Company’s debt agreements. In addition, the Company deposited $8.0 million in a collateral account with one of its lenders which may be applied, at the lender’s discretion, towards a reduction of the outstanding principal balance of the related loan. The Company has the right to replace this cash collateral with a letter of credit. During the fourth quarter, the Company advanced $1.1 million to a lender as additional collateral related to a note obligation, which matured in December 2012 (see Note 4).

Income Taxes

Income Taxes

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income tax provided it continues to satisfy certain tests concerning the Company’s sources of income, the nature of its assets, the amounts distributed to its stockholders, and the ownership of Company stock. Management believes the Company has qualified and will continue to qualify as a REIT and therefore, no provision has been made for federal income taxes in the accompanying condensed consolidated financial statements. Even if the Company qualifies for taxation as a REIT, it may be subject to state and local income and franchise taxes, and to federal income tax and excise tax on its undistributed income. Franchise taxes are included in general and administrative expenses on the accompanying condensed consolidated statements of operations. Taxable income from non-REIT activities managed through the Company’s taxable REIT subsidiary is subject to federal, state, and local taxes, which are not material.

Income Taxes

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income tax provided it continues to satisfy certain tests concerning the Company’s sources of income, the nature of its assets, the amounts distributed to its stockholders and the ownership of Company stock. Management believes the Company has qualified and will continue to qualify as a REIT and therefore, no provision has been made for federal income taxes in the accompanying consolidated financial statements. Even if the Company qualifies for taxation as a REIT, it may be subject to state and local income and franchise taxes and to federal income tax and excise tax on its undistributed income. Franchise taxes are included in general and administrative expenses on the accompanying consolidated statements of operations. Taxable income from non-REIT activities managed through the Company’s taxable REIT subsidiary is subject to federal, state, and local taxes, which are not material.

New Accounting Pronouncements

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or the SEC that are adopted by us as of the specified effective date. Unless otherwise discussed, these new accounting pronouncements entail technical corrections to existing guidance or affect guidance related to specialized industries or entities and therefore will have minimal, if any, impact on our financial position or results of operations upon adoption.

In January 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The update clarifies that ASU 2011-11 applies to entities that are accounting for derivatives under ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset under ASC 210-20-45 or ASC 815-10-45 or an enforceable master netting arrangement or similar agreement. This update became effective for fiscal years beginning on or after January 1, 2013, and interim periods therein. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve reporting of reclassification of items out of accumulated other comprehensive income by requiring entities to report the effect of any significant reclassifications on the respective line items on the income statement when the amount is required to be reclassified in its entirety in the same reporting period. Additionally, for items that are not required to be reclassified completely to net income, the entity will be required to cross reference other disclosures that provide additional information about the amounts. The information provided about amounts that are reclassified out of accumulated other comprehensive income must be reported by component. The amendments of this update are effective beginning December 15, 2012. The adoption of this ASU did not have any impact on the Company’s financial statements.

Company Organization and Operations

Company Organization and Operations

Spirit Realty Capital, Inc. is a Maryland corporation incorporated on August 14, 2003. References in this annual report to “Spirit Realty Capital,” the “Company,” “we,” “our,” and “us” are to Spirit Realty Capital, Inc. The Company became a public company in December 2004 and was subsequently taken private in August 2007 by a consortium of private investors. On September 10, 2012, the Company paid a stock dividend (that is treated akin to a stock split for accounting purposes) to existing stockholders of the 200 shares of common stock of the Company whereby the existing stockholders received a stock dividend of 129,318.88 shares of common stock for each share of common stock of the Company. All references in the audited consolidated financial statements to the number of shares of common stock and related per share amounts retroactively reflect the effect of the stock dividend for all periods presented.

On September 25, 2012, the Company completed its initial public offering (the “IPO”) of 29.0 million shares of common stock. On October 1, 2012, the underwriters exercised their option to purchase additional shares in full and the Company issued an additional 4.4 million shares.

Concurrently with the completion of the IPO, the Company issued shares of its common stock to extinguish $330 million of the Term Note indebtedness (the “TLC debt conversion”) (see Note 4). In addition, equity awards in the form of restricted stock were granted to certain directors, executive officers and other employees of the Company (see Note 13).

The Company’s operations are carried out through its operating partnership, Spirit Realty, L.P. (the “Operating Partnership”), which is a Delaware limited partnership. Spirit General OP Holdings, LLC, one of the Company’s wholly-owned subsidiaries, is the sole general partner and owns 1.0% of the Operating Partnership. The Company is the sole limited partner and owns the remaining 99.0% of the Operating Partnership. Although the Operating Partnership is wholly-owned directly and indirectly by the Company, in the future, the Company could agree to issue equity interests in the Operating Partnership to third parties in exchange for property owned by such third parties. In general, any equity interests of the Operating Partnership issued to third parties would be exchangeable for cash or, at the Company’s election, shares of its common stock at specified ratios set when equity interests in the Operating Partnership are issued.

The Company is a self-administered and self-managed real estate investment trust (“REIT”) that primarily invests in single-tenant, operationally essential real estate throughout the United States that is leased on a long-term, triple-net basis primarily to tenants engaged in retail, service, and distribution industries. Single-tenant, operationally essential real estate consists of properties that are generally free-standing, commercial real estate facilities where the Company’s tenants conduct retail, distribution, or service activities that are essential to the generation of their sales and profits. Under a triple-net lease the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as insurance, real estate taxes, and repair and maintenance costs. In support of its primary business of owning and leasing real estate, the Company has also strategically originated or acquired long-term, commercial mortgage and equipment loans to provide a range of financing solutions to its tenants.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investment securities with maturities at acquisition of three months or less. The Company invests cash primarily in money market funds of major financial institutions with fund investments consisting of highly-rated money market instruments and other short-term instruments.

Accounting for Derivative Financial Instruments and Hedging Activities

Accounting for Derivative Financial Instruments and Hedging Activities

The Company utilizes derivative instruments such as interest rate swaps and caps for purposes of hedging exposures to fluctuations in interest rates associated with certain of its financing transactions. At the inception of a hedge transaction, the Company enters into a contractual arrangement with the hedge counterparty and formally documents the relationship between the derivative instrument and the financing transaction being hedged, as well as its risk management objective and strategy for undertaking the hedge transaction. At inception and at least quarterly thereafter, a formal assessment is performed to determine whether the derivative instrument has been highly effective in offsetting changes in cash flows of the related financing transaction and whether it is expected to be highly effective in the future.

The fair value of the derivative instrument is recorded on the balance sheet as either an asset or liability. For derivatives designated as cash flow hedges, the effective portions of the corresponding change in fair value of the derivatives are recorded in accumulated other comprehensive loss within stockholders’ equity. Changes in fair value reported in other comprehensive loss are reclassified to operations in the period in which operations are affected by the underlying hedged transaction. Any ineffective portions of the change in fair value are recognized immediately in general and administrative expense. The amounts paid or received on the hedge are recognized as adjustments to interest expense (see Note 5).

Net Income Per Common Share

Net Income Per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income attributable to common stockholders for the period by the weighted average number of shares of common stock that would have been outstanding assuming the issuance of common stock for all potentially dilutive common shares outstanding during the reporting period.

Unaudited Interim Information

Unaudited Interim Information

The consolidated quarterly financial data in Note 15 is unaudited. In the opinion of management, this financial information reflects all adjustments necessary for a fair presentation of the respective interim periods. All such adjustments are of a normal recurring nature.

Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Gross Real Estate and Loan Activity

During the six months ended June 30, 2013, the Company had the following gross real estate and loan activity:

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
		(In Thousands)
Balance, December 31, 2012	1,207	$3,654,925
Acquisitions/improvements and loan originations	40	94,658
Dispositions of real estate (b) (c) (Note 11)	(10)	(18,019)
Principal payments and payoffs	(3)	(8,030)
Impairments	—	(3,988)
Loan premium amortization and other	—	(172)

Balance, June 30, 2013	1,234	$3,719,374

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
(c)	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)

During the years ended December 31, 2012 and 2011, the Company had the following gross real estate and loan activity (dollars in thousands):

	Number of Properties Owned or Financed	Dollar Amount of Investments (a)
Balance, December 31, 2010	1,161	$3,610,834
Acquisitions/improvements and loan originations	27	37,347
Dispositions of real estate(b)(d) (Note 11)	(33)	(37,704)
Principal payments and payoffs	(1)	(4,828)
Impairments	—	(22,520)
Loan premium amortization and other(c)	(1)	(259)

Balance, December 31, 2011	1,153	3,582,870
Acquisitions/improvements and loan originations	91	167,410
Dispositions of real estate(b) (Note 11)	(41)	(62,750)
Principal payments and payoffs	(4)	(17,343)
Impairments	—	(14,788)
Loan premium amortization and other(c)	8	(474)

Balance, December 31, 2012	1,207	$3,654,925

(a)

The dollar amount of investments includes the gross investment in land, buildings and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

(b)	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
(c)

In 2012 and 2011, properties leased to a tenant were exchanged in a nonmonetary transaction that lacked commercial substance for other properties of equivalent value with the same tenant. As a result, the dollar amount of investments remains unchanged, while the number of properties owned has increased.

(d)	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)

Minimum Future Rentals to be Received under Remaining Non-Cancelable Term of Operating Lease

Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at June 30, 2013 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

Scheduled Future Rental Payments	June 30, 2013
Remainder of 2013	$144,770
2014	289,096
2015	283,159
2016	280,597
2017	278,350
Thereafter	1,998,980

Total future minimum rentals	$3,274,952

Scheduled minimum future rentals to be received under the remaining non-cancelable term of the operating leases at December 31, 2012 (including realized rent increases occurring after January 1, 2013) are as follows (in thousands):

December 31, 2012
2013	$281,429
2014	280,111
2015	274,505
2016	271,125
2017	268,777
Thereafter	1,864,036

Total future minimum rentals	$3,239,983

Activity in Real Estate Assets Held for Sale

The following table shows the activity in real estate assets held for sale for the six months ended June 30, 2013:

	Number of Properties	Carrying Value
		(In Thousands)
Balance, December 31, 2012	7	$5,898
Transfers from real estate investments	6	42,087
Sales (Note 11)	(7)	(5,036)

Balance, June 30, 2013	6	$42,949

The following table shows the activity in real estate assets held for sale for the years ended December 31, 2012 and 2011 (dollars in thousands):

	Number of Properties	Carrying Value
Balance, December 31, 2010	3	$2,807
Transfers from real estate investments	24	15,289
Transfers to held and used	(1)	(717)
Sales (Note 11)	(16)	(7,745)

Balance, December 31, 2011	10	9,634
Transfers from real estate investments	26	27,364
Sales (Note 11)	(29)	(31,100)

Balance, December 31, 2012	7	$5,898

Summary of Total Impairment Losses Recognized

The following table summarizes total impairment losses recognized for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Real estate and intangible asset impairment	$1,481	$320	$3,584	$7,448
Write-off of lease intangibles due to lease terminations	487	—	487	2,809
Loans receivable recovery	(367)	(180)	(367)	(180)

Total impairment loss continuing and discontinued operations	$1,601	$140	$3,704	$10,077

The following table summarizes total impairment losses recognized for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Real estate and intangible asset impairment	$10,923	$18,992	$37,497
Write-off of lease intangibles due to lease terminations	2,809	41	5,698
Loan receivable (recovery)/impairment	(180)	3,100	1,520
Other impairment	—	99	38

Total impairment loss – continuing and discontinued operations	$13,552	$22,232	$44,753

Information Regarding Diversification of Total Investment Portfolio Among Different Industries

The following table shows information regarding the diversification of the Company’s total investment portfolio among the different industries in which its customers operate as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012			December 31, 2011
	Number of Properties Owned or Financed	Dollar Amount of Investments(a)	Percentage of Total Dollar Amount of Investments	Number of Properties Owned or Financed	Dollar Amount of Investments (a)	Percentage of Total Dollar Amount of Investments
General and discount retail properties	181	$1,044,442	29%	181	$1,041,836	29%
Restaurants	569	717,902	20	553	713,379	20
Specialty retail properties	48	331,371	9	43	293,129	8
Lumber suppliers	110	257,285	7	102	257,285	7
Movie theaters	23	250,417	7	23	250,992	7
Automotive dealers, parts and service properties	102	207,561	6	107	216,019	6
Industrial suppliers	26	180,051	5	28	199,044	6
Educational properties	22	154,247	4	22	154,011	4
Recreational properties	8	117,239	3	7	116,038	3
Medical/other office properties	11	86,924	2	2	48,362	1
Supermarkets	20	73,700	2	20	73,700	2
Convenience stores/car washes	32	70,024	2	8	53,088	1
Distribution properties	37	57,207	1	39	59,432	2
Interstate travel plazas	3	40,501	1	3	40,501	1
Health clubs/gyms	5	35,859	*	5	35,859	1
Drugstores	9	22,710	*	9	22,710	*
Call centers	1	7,485	*	1	7,485	*

Total investments	1,207	$3,654,925	100%	1,153	$3,582,870	100%

(a)

The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

*	Less than 1%

Lease Intangibles, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Intangible Assets and Liabilities

The following table details lease intangible assets and liabilities, net of accumulated amortization, at June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
In-place leases	$269,947	$271,392
Above-market leases	21,213	21,139
Less: accumulated amortization	(112,378)	(105,169)

Intangible lease assets, net	$178,782	$187,362

Below-market leases	$61,409	$61,938
Less: accumulated amortization	(17,550)	(16,335)

Intangible lease liabilities, net	$43,859	$45,603

The following details lease intangible assets and liabilities, net of accumulated amortization, at December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
In-place leases	$271,392	$272,854
Above-market leases	21,139	19,914
Less: accumulated amortization	(105,169)	(88,072)

Intangible lease assets, net	$187,362	$204,696

Below-market leases	$61,938	$59,581
Less: accumulated amortization	(16,335)	(13,360)

Intangible lease liabilities, net	$45,603	$46,221

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mortgages and Notes Payable

The Company’s mortgages and notes payable are summarized below:

	2013 Effective Interest Rates (a)	June 30, 2013	December 31, 2012
		(In Thousands)
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.51%	$105,800	$111,831
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.62	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.65	241,848	245,614
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.57	318,661	321,650
Secured fixed-rate amortizing mortgage notes payable:
5.90% notes, balloons due 2012 (b)	—	—	7,755
5.40% notes, balloons due 2014	7.41	30,809	31,165
5.26%–5.62% notes, balloons due 2015	6.95 - 7.34	101,624	102,766
5.04%–8.39% notes, balloons due 2016	6.27 - 9.72	38,278	38,652
6.59% notes, balloons due 2016	7.07 - 7.28	559,886	564,669
5.85% note, balloon due 2017	7.22	52,998	53,414
6.17% note, balloon due 2017	7.14	142,620	143,647
6.64% note, balloon due 2017	7.49	21,432	21,595
3.90% note, balloon due 2018	4.14	24,800	—
4.39% note, balloon due 2018	4.73	10,340	—
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloons due 2016 (c)(d)	4.65 - 5.20	16,685	16,851
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017 (c)(d)	5.22	10,124	11,181
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017 (d)	5.90	21,275	21,428
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.04	1,508	1,571

		1,956,988	1,952,089
Unamortized debt discount		(51,282)	(57,211)

Total mortgages and notes payable, net		$1,905,706	$1,894,878

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of June 30, 2013.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender provided the special purpose entity a notice of default and subsequently foreclosed on the property in April 2013. Following the notice of foreclosure, the Company surrendered the property and extinguished the outstanding note balance totaling $7.9 million. Prior to the foreclosure, the default interest rate on the note was 9.90%, and related accrued interest was added to the balance of the note.

(c)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(d)	Variable-rate notes are hedged with interest rate swaps (see Note 6).

The Company’s mortgages and notes payable are summarized below (dollars in thousands):

	Year Ended December 31,
	2012 Effective Rates(a)	2012	2011
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.34%	$111,831	$123,364
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.56	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.58	245,614	252,817
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.49	321,650	327,367
Secured fixed-rate amortizing mortgage notes payable:
5.90% note, balloon due 2012(b)	11.99	7,755	7,817
6.25% note, balloon due 2013(c)	N/A	—	5,090
5.40% notes, balloons due 2014	7.41	31,165	31,837
5.26%–5.62% notes, balloons due 2015	6.98-7.41	102,766	104,927
5.04%–8.39% notes, balloons due 2016	6.29-9.76	38,652	39,354
6.59% notes, balloons due 2016	7.02-7.19	564,669	573,569
5.85% note, balloon due 2017	7.18	53,414	54,194
6.17% note, balloon due 2017	7.09	143,647	145,561
6.64% note, balloon due 2017	7.44	21,595	21,896
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016(d)(e)	4.59-5.17	16,851	10,497
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017(d)(e)	5.07	11,181	—
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017(e)	5.86	21,428	—
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.01	1,571	1,690

		1,952,089	1,958,280
Unamortized debt discount		(57,211)	(56,869)

Total mortgages and notes payable		$1,894,878	$1,901,411

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of December 31, 2012.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender has provided the special purpose entity a notice of default and has communicated its intent to foreclose on the subject property. The default interest rate on the note is 9.90%.

(c)	This note had a scheduled maturity and balloon payment due in 2013, but was prepaid in the fourth quarter of 2012.
(d)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(e)	Variable-rate notes are hedged with an interest rate swap (see Note 5)

Debt Maturities of Mortgages and Notes Payable, Including Balloon Payments

As of June 30, 2013, scheduled debt maturities of the Company’s line of credit, mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total
Remainder of 2013	$22,360	$—	$22,360
2014	46,978	29,761	76,739
2015	47,658	121,930	169,588
2016	40,969	580,671	621,640
2017	34,825	232,573	267,398
Thereafter	115,992	709,763	825,755

	$308,782	$1,674,698	$1,983,480

As of December 31, 2012, scheduled debt maturities of the Company’s mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total(a)
2013	$43,517	$—	$43,517
2014	46,186	29,761	75,947
2015	47,248	96,587	143,835
2016	40,787	580,673	621,460
2017	34,634	233,547	268,181
Thereafter	115,893	675,501	791,394

	$328,265	$1,616,069	$1,944,334

Balloon payments subsequent to 2017 are as follows: $258.3 million due in 2020, $167.5 million due in 2021 and $249.7 million due in 2022.

(a)	The total excludes the note obligation of $7.8 million that was due in 2012 and referenced in footnote (b) above.

Interest Expense and Related Borrowings

The following table summarizes interest expense on the related borrowings (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense – Term Note payable	$—	$6,968	$—	$13,715
Interest expense – revolving credit facilities	271	—	376	—
Interest expense – mortgages and notes payable	29,615	29,670	59,086	59,434
Interest expense – other	469	7	469	9
Amortization of deferred financing costs (a)	6,229	860	10,130	1,712
Amortization of net losses related to interest rate swap	—	1,177	—	2,333
Amortization of debt discount(b)	2,968	3,342	5,929	3,759

Total interest expense	$39,552	$42,024	$75,990	$80,962

(a)	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.
(b)	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount.

The following table summarizes interest expense on the related borrowings (in thousands):

	Year Ended December 31,
	2012	2011	2010
Interest expense – Term Note payable	$19,925	$26,631	$27,735
Interest expense – credit facility	108	—	—
Interest expense – mortgages and notes payable(a)	119,197	120,120	125,067
Interest expense – other	10	10	305
Amortization of deferred financing costs	2,819	3,599	4,728
Amortization of net losses related to interest rate swap	3,415	4,500	4,714
Amortization of debt discount(b)	10,746	14,483	9,951

Total interest expense	$156,220	$169,343	$172,500

(a)	Includes related hedge expense.
(b)

Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount. In the opinion of management, the impact of this adjustment is immaterial to the Company’s 2012 and 2011 results of operations.

Derivative and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Notional Amount and Fair Value of Derivative Instruments

The following table summarizes the notional amount and fair value of the Company’s derivative instruments (in thousands):

Derivatives	Balance Sheet Location					Fair Value of Liability		Fair Value of Asset
designated as hedging instruments	June 30, 2013	Notional Amount	Interest Rate	Effective Date	Maturity Date	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$6,816	4.67%	October 6, 2011	October 6, 2016	$(131)	$(218)	$—	$—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$7,627	4.34%	February 6, 2012	October 6, 2016	(70)	(157)	—	—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$11,098	4.62%	June 28, 2012	July 6, 2017	(18)	(219)	—	—
Interest Rate Swap	Deferred costs and other assets, net	$17,808	5.24%	August 30, 2012	August 30, 2017	—	(177)	160	—

						$(219)	$(771)	$160	$—

Derivative Instruments Amounts Recorded in AOCL and Gain or (Loss) Reclassified Out of AOCL

The following tables provide information about the amounts recorded in AOCL, as well as the gain or (loss) recorded in operations, when reclassified out of AOCL, for the three and six months ended June 30, 2013 and 2012, respectively (in thousands):

	Amount of Gain or (Loss) Recognized in AOCL on Derivative (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	2013	2012	2013	2012
Interest Rate Swaps	$502	$(368)	$470	$(440)

	Amount of Loss Reclassified from AOCL into Operations (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Loss Reclassified from AOCL into Operations	2013	2012	2013	2012
Interest expense	$(95)	$(1,214)	$(188)	$(2,400)
General and administrative expense	$—	$—	$(22)	$—

	Amount of Gain Recognized in Operations on Derivative (Ineffective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Gain Recognized in Operations on Derivatives	2013	2012	2013	2012
General and administrative expense	$54	$—	$54	$—

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Assets at Fair Value on Recurring Basis

The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
June 30, 2013:
Derivatives:
Interest rate swaps financial liabilities	$(219)	$—	$(219)	$—
Interest rate swap financial asset	160	—	160	—
December 31, 2012:
Derivatives:
Interest rate swaps financial liabilities	$(771)	$—	$(771)	$—

The following table sets forth the Company’s financial assets that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
December 31, 2012:
Derivatives:
Interest rate swaps	$(771)	$—	$(771)	$—
December 31, 2011:
Derivatives:
Interest rate cap	$16	$—	$16	$—
Transaction fee embedded derivative	(2,587)	—	—	(2,587)
Interest rate swap	(116)	—	(116)	—

Assets at Fair Value on Nonrecurring Basis

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
June 30, 2013:
Long-lived assets held and used	$8,208	$—	$—	$—	$8,208	$(1,481)
Lease intangible assets	—	—	—	—	—	(487)
Long-lived assets held for sale	5,520	(1,157)	—	—	6,677	(2,103)

						$(4,071)

December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of December 31, 2012 and 2011(in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

December 31, 2011:
Long-lived assets held and used	$9,980	$(950)	$—	$—	$10,930	$(11,860)
Other assets	—	—	—	—	—	(105)
Lease intangible assets	113	—	—	—	113	(571)
Long-lived assets held for sale	9,634	(4,935)	—	—	14,569	(6,596)

						$(19,132)

Fair Value Information for Financial Instruments

The following table discloses fair value information for these financial instruments (in thousands):

	June 30, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Loans receivable, net	$44,027	$52,977	$51,862	$69,926
Revolving credit facilities	26,492	27,386	—	—
Mortgages and notes payable	1,905,706	2,069,525	1,894,878	2,112,670

The following table discloses fair value information for these financial instruments (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Mortgage and other loans receivable	$51,862	$69,926	$65,477	$64,202
Mortgages and notes payable	1,894,878	2,112,670	1,901,411	1,889,159
Term Note payable	—	—	725,735	663,429

Reconciliation for Liabilities Measured at Fair Value on Recurring Basis

The table below reflects the reconciliation for liabilities measured at fair value on a recurring basis and classified as Level 3 (in thousands):

Derivative Liabilities
Balance, December 31, 2010	$—
Issuance.	(1,562)
Total losses included in earnings	(1,025)

Balance, December 31, 2011	(2,587)
Total losses included in earnings	(4,013)

Balance, September 25, 2012	(6,600)
Amount transferred to stockholders’ equity	6,600

Balance, December 31, 2012	$—

Amount of losses included in earnings attributable to the change in unrealized losses related to liabilities still held at the reporting date	$—

Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Gains or Losses from Discontinued Operations

The net gains or losses from the real estate dispositions as well as the current and prior operations have been reclassified to discontinued operations as summarized below (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenues	$1,657	$2,611	$3,504	$5,371
Expenses:
General and administrative	4	78	10	176
Property costs	71	13	141	207
Interest	—	134	194	268
Depreciation and amortization	1,019	1,573	2,198	3,238
Impairments	—	320	2,103	2,122

Total expenses	1,094	2,118	4,646	6,011

Gain (loss) from discontinued operations before other income	563	493	(1,142)	(640)
Other income:
Gain on debt extinguishment	1,028	—	1,028	—
Other	22	—	45	—

Total other income	1,050	—	1,073	—

Income (loss) from discontinued operations	1,613	493	(69)	(640)
Net (loss) gain on dispositions of real estate(a)	(191)	(81)	(11)	1,369

Total discontinued operations	$1,422	$412	$(80)	$729

(a) Number of properties disposed of during period	4	7	10	18

The net gains or losses from the real estate dispositions as well as the current and prior operations have been reclassified to discontinued operations as summarized below (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues	$10,582	$12,350	$14,614
Expenses:
General and administrative	203	12	94
Property costs	472	1,219	1,685
Interest	644	1,061	1,481
Depreciation and amortization	6,324	7,900	9,447
Impairments	4,634	16,586	24,463

Total expenses	12,277	26,778	37,170

Loss from discontinued operations	(1,695)	(14,428)	(22,556)
Net losses on dispositions of real estate (a)	(3,349)	(2,736)	(391)

Total discontinued operations	$(5,044)	$(17,164)	$(22,947)

Number of properties disposed of during period(a)	41	33	5

Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Loss Per Share

The table below is a reconciliation of the numerator used in the computation of basic and diluted loss per share (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss from continuing operations attributable to common stockholders	$(13,091)	$(9,194)	$(19,921)	$(21,913)
Less: preferred dividends	—	(8)	—	(8)

Loss from continuing operations attributable to common stockholders	(13,091)	(9,202)	(19,921)	(21,921)
Income (loss) from discontinued operations	1,422	412	(80)	729

Net loss attributable to common stockholders	$(11,669)	$(8,790)	$(20,001)	$(21,192)

Weighted average common shares outstanding:
Basic and diluted	83,699,142	25,863,976	83,696,858	25,863,976

The table below is a reconciliation of the numerator used in the computation of basic and diluted loss per share (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss from continuing operations	$(71,189)	$(46,699)	$(63,590)
Less: distributions to preferred stockholders	(63)	(16)	(15)

Loss from continuing operations attributable to common stockholders	(71,252)	(46,715)	(63,605)
Loss income from discontinued operations	(5,044)	(17,164)	(22,947)

Net loss attributable to common stockholders	$(76,296)	$(63,879)	$(86,552)

Weighted average number of shares of common stock outstanding:
Basic and diluted	41,277,353	25,863,976	25,863,976

Weighted Average Number of Shares of Potentially Dilutive Securities

The weighted average number of shares of potentially dilutive securities were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
TLC convertible debt	—	24,245,278	—	24,245,278
Nonvested shares of restricted stock	498,791	—	440,095	—

Potentially dilutive shares	498,791	24,245,278	440,095	24,245,278

The weighted average number of shares of potentially dilutive securities during 2012 were as follows:

Twelve Months Ended December 31,
2012
TLC convertible debt	17,753,373
Non-vested shares of restricted stock	35,466

Potentially dilutive shares	17,788,839

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Total Current Income Tax Expense

The Company’s total current income tax expense was as follows (in thousands):

	December 31,
	2012	2011	2010
REIT state income tax	$505	$178	$239
REIT state built-in gain tax	—	(238)	—

Total current income tax expense (benefit)	$505	$(60)	$239

Preferred Stock Dividends
Preferred Dividends Paid Characterized for Tax

For the years ended December 31, 2012, 2011 and 2010, preferred dividends paid were characterized for tax as follows (per share):

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$63	$—	$125
Return of capital	1,112	125	—

	$1,175	$125	$125

Common Shares
Preferred Dividends Paid Characterized for Tax

For the years ended December 31, 2012, 2011 and 2010, common stock dividends were characterized for tax as follows (per share):

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$0.23	$16,972	$—
Return of capital	—	28	—

	$0.23	$17,000	$—

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Aggregate Rental Commitments Under Non Cancelable Operating Leases

The Company’s minimum aggregate rental commitments under all non-cancelable operating leases as of December 31, 2012 are as follows (in thousands):

	Ground Leases	Office and Equipment Leases	Total
2013	$1,165	$344	$1,510
2014	1,175	412	1,587
2015	1,177	423	1,600
2016	1,179	474	1,653
2017	1,243	483	1,726
Thereafter	15,221	2,948	18,169

Total	$21,160	$5,084	$26,245

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Grant Date Fair Market Value of Restricted Common Stock Awards

The grant date fair market value of these awards was approximately $14.1 million.

	Year Ended December 31, 2012
	Number of Shares	Weighted average price(1)
Outstanding non-vested shares, beginning of year	—
Shares granted	1,392,261	$15.84
Shares vested	(235,295)	$17.00
Shares forfeited	—

Outstanding non-vested shares, end of year	1,156,966	$15.61

There was no stock compensation expense in 2011 or 2010, as there were no stock grants that met recognition criteria in either of those periods.

(1)	Grant date fair value.

Consolidated Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year(2)
2012(1)
Total revenue	$68,079	$67,957	$68,487	$70,722	$275,244
Depreciation and amortization expense	26,234	26,258	26,324	26,960	105,776
Interest expense	38,939	42,024	41,975	33,282	156,220
Other expenses	15,625	8,869	18,418	9,004	51,915
Loss on debt extinguishment	—	—	(32,522)	—	(32,522)
(Loss) income from continuing operations	(12,719)	(9,194)	(50,752)	1,476	(71,189)
Income (loss) from discontinued operations	317	412	893	(6,666)	(5,044)
Net loss	(12,402)	(8,782)	(49,859)	(5,190)	(76,233)
Net loss attributable to common stockholders	(12,402)	(8,790)	(49,859)	(5,245)	(76,296)
Net loss per common share: Basic and diluted	(0.48)	(0.34)	(1.70)	(0.06)	(1.85)
Dividends declared per common share	—	—	—	0.3329	0.3329

2011(1)
Total revenue	$65,639	$65,984	$66,697	$66,990	$265,310
Depreciation and amortization expense	26,103	25,909	25,909	26,049	103,970
Interest expense	41,297	41,431	43,381	43,234	169,343
Other expenses	4,904	10,700	13,037	10,055	38,696
Loss from continuing operations	(6,665)	(12,056)	(15,630)	(12,348)	(46,699)
Loss from discontinued operations	(331)	(5,282)	(5,591)	(5,960)	(17,164)
Net loss	(6,996)	(17,338)	(21,221)	(18,308)	(63,863)
Net loss attributable to common stockholders	(6,996)	(17,346)	(21,221)	(18,316)	(63,879)
Net loss per common share: Basic and diluted	(0.27)	(0.67)	(0.82)	(0.71)	(2.47)
Dividends paid per common share	—	—	—	0.15	0.15

(1)

The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.

(2)	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Organization - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended			6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 19, 2013 Agreement	Sep. 30, 2012	Sep. 25, 2012	Jun. 30, 2013	Oct. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 General Partner	Dec. 31, 2012 General Partner	Jun. 30, 2013 Limited Partner	Dec. 31, 2012 Limited Partner	Jan. 22, 2013 Secured term loan facility	Jan. 22, 2013 Senior Secured Revolving Credit Facility	Jun. 19, 2013 Commercial Mortgage Backed Securities
Summary Of Business And Significant Accounting Policies [Line Items]
Initial public offering		29	29
Additional shares issued upon underwriters exercise of over-allotment option					4.4
Outstanding principal balance of loan			$ 330,000,000			$ 725,735,000
Percentage ownership of operating partnership							1.00%	1.00%	99.00%	99.00%
Line of credit facility maximum borrowing capacity											575,000,000	50,000,000	203,000,000
Additional Line of credit facility	$ 400,000,000			$ 26,555,000
Number of new loan agreements	2

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Total assets held by special purpose entities	$ 2,900,000,000	$ 3,000,000,000	$ 3,100,000,000
Total liabilities held by special purpose entities	2,000,000,000	2,000,000,000	1,900,000,000
Reserves for uncollectible amounts	5,200,000	3,600,000	5,100,000
Accounts receivable	7,800,000	7,600,000	11,300,000
Provision for losses	16,500,000	15,300,000	12,900,000
Accrued rental revenue receivables	24,700,000	22,700,000	18,400,000
Allowance for loan losses	4,700,000	5,100,000	5,300,000
Loan placed on non accrual status, past due days	60 days	60 days
Restricted cash and deposits in escrow	22,200,000	34,700,000	10,000,000
Deposit in collateral account	8,000,000	8,000,000
Mortgages
Summary Of Significant Accounting Policies [Line Items]
Loans on non accruals status	2	2
Notes
Summary Of Significant Accounting Policies [Line Items]
Loans on non accruals status	1	1
IPO
Summary Of Significant Accounting Policies [Line Items]
Restricted cash deposited to secure lenders	$ 9,700,000	$ 9,700,000

Investments - Additional Information (Detail) (USD $)	Jun. 30, 2013 State Property		Dec. 31, 2012 Property State		Dec. 31, 2011 Property		Dec. 31, 2010 Property
Investment [Line Items]
Real estate properties and loans, gross	$ 3,719,374,000	[1]	$ 3,654,925,000	[1]	$ 3,582,870,000	[1]	$ 3,610,834,000	[1]
Real estate assets held for sale	1,234		1,207		1,153		1,161
Properties dispersed geographically	47		47
Minimum percentage of investment in real estate properties	10.00%		10.00%
Number of owned real estate properties	1,152		1,122		1,064
Securing mortgage properties	82		85		89
Securing mortgage properties carrying amount	38,400,000		40,100,000		50,500,000
Other Loan Receivable with aggregate carrying value	5,600,000		11,800,000		15,000,000
Gross investment portfolio			3,600,000,000		3,520,000,000
Wisconsin
Investment [Line Items]
Percentage of investment in real estate properties	11.00%		11.00%
First-Priority Mortgage Loans
Investment [Line Items]
Securing mortgage properties			81		83
Securing mortgage properties carrying amount			40,100,000		50,500,000
Securing mortgage properties unamortized premium			1,100,000		1,300,000
Other Loans Receivable
Investment [Line Items]
Securing mortgage properties carrying amount			11,800,000		15,000,000
Securing mortgage properties unamortized premium			$ 0		$ 100,000
Properties vacant
Investment [Line Items]
Number of properties	18		14		17
Property Held For Sale
Investment [Line Items]
Number of properties	3		5		3

[1]	The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

Gross Real Estate and Loan Activity (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Property		Dec. 31, 2012 Property		Dec. 31, 2011 Property
Schedule Of Gross Real Estate And Loan Activity [Line Items]
Number of Properties Owned or Financed, Beginning Balance	1,207		1,153		1,161
Acquisitions/improvements and loan originations	40		91		27
Dispositions of real estate	(10)	[1],[2]	(41)	[3]	(33)	[3],[4]
Principal payments and payoffs	(3)		(4)		(1)
Impairments
Loan premium amortization and other			8	[5]	(1)	[5]
Number of Properties Owned or Financed, Ending Balance	1,234		1,207		1,153
Amount of Investments, Beginning Balance	$ 3,654,925	[6]	$ 3,582,870	[6]	$ 3,610,834	[6]
Acquisitions/improvements and loan originations	94,658	[6]	167,410	[6]	37,347	[6]
Dispositions of real estate	(18,019)	[1],[2],[6]	(62,750)	[3],[6]	(37,704)	[3],[4],[6]
Principal payments and payoffs	(8,030)	[6]	(17,343)	[6]	(4,828)	[6]
Impairments	(3,988)	[6]	(14,788)	[6]	(22,520)	[6]
Loan premium amortization and other	(172)	[6]	(474)	[5],[6]	(259)	[6]
Amount of Investments, Ending Balance	$ 3,719,374	[6]	$ 3,654,925	[6]	$ 3,582,870	[6]

[1]	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
[2]	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)
[3]	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
[4]	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)
[5]	In 2012 and 2011, properties leased to a tenant were exchanged in a nonmonetary transaction that lacked commercial substance for other properties of equivalent value with the same tenant. As a result, the dollar amount of investments remains unchanged, while the number of properties owned has increased.
[6]	The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.

Gross Real Estate and Loan Activity (Parenthetical) (Detail) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012		Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011 Property
Schedule Of Gross Real Estate And Loan Activity [Line Items]
Accumulated depreciation and amortization associated with dispositions of real estate				$ 6,900,000	$ 10,300,000		$ 7,100,000
Gain on debt extinguishment	1,028,000	(32,522,000)	[1]	1,028,000	(32,522,000)	[1],[2]
Net book value properties transferred to lender under non cash settlement							11,800,000
Non-cash settlement of debt							$ 12,400,000
Number of properties transferred to lender under non-cash settlement							6

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Minimum Future Rentals to be Received under Remaining Non-Cancelable Term of Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule Of Future Minimum Sublease Rentals [Line Items]
Remainder of 2013	$ 144,770
2013		281,429
2014	289,096	280,111
2015	283,159	274,505
2016	280,597	271,125
2017	278,350	268,777
Thereafter	1,998,980	1,864,036
Total future minimum rentals	$ 3,274,952	$ 3,239,983

Activity in Real Estate Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Long Lived Assets Held-for-sale [Line Items]
Number of Properties, Beginning Balance	7	10	3
Transfers from real estate investments	6	26	24
Transfers to held and used			(1)
Sales (Note 11)	(7)	(29)	(16)
Number of Properties, Ending Balance	6	7	10
Carrying Value, Beginning Balance	$ 5,898	$ 9,634	$ 2,807
Transfers from real estate investments	42,087	27,364	15,289
Transfers to held and used			(717)
Sales (Note 11)	(5,036)	(31,100)	(7,745)
Carrying Value, Ending Balance	$ 42,949	$ 5,898	$ 9,634

Summary of Total Impairment Losses Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Asset Impairment Charges [Line Items]
Real estate and intangible asset impairment	$ 1,481	$ 320	$ 3,584	$ 7,448	$ 10,923	$ 18,992	$ 37,497
Write-off of lease intangibles due to lease terminations	487		487	2,809	2,809	41	5,698
Loan receivable (recovery)/impairment	(367)	(180)	(367)	(180)	(180)	3,100	1,520
Other impairment						99	38
Total impairment loss - continuing and discontinued operations	$ 1,601	$ 140	$ 3,704	$ 10,077	$ 13,552	$ 22,232	$ 44,753

Lease Intangible Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Less: accumulated amortization	$ (112,378)	$ (105,169)	$ (88,072)
Intangible lease assets, net	178,782	187,362	204,696
Less: accumulated amortization	(17,550)	(16,335)	(13,360)
Intangible lease liabilities, net	43,859	45,603	46,221
In-place Leases
Capital Leased Assets [Line Items]
Intangible lease assets, gross	269,947	271,392	272,854
Above-Market Lease
Capital Leased Assets [Line Items]
Intangible lease assets, gross	21,213	21,139	19,914
Below-Market Leases
Capital Leased Assets [Line Items]
Intangible lease liabilities, gross	$ 61,409	$ 61,938	$ 59,581

Lease Intangibles, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Amortization amount to rental revenue for capitalized leases	$ 0.7	$ 0.7	$ 1.3	$ 1.4
Expected amortization expense in 2013			16.3
Expected amortization expense in 2014			15.8
Expected amortization expense in 2015			14.7
Expected amortization expense in 2016			14.4
Expected amortization expense in 2017			13.9
Weighted-average remaining amortization period of lease intangibles			11 years 1 month 6 days
In-place Leases
Capital Leased Assets [Line Items]
Leases amortization expenses	$ 8.8	$ 8.9	$ 18	$ 18.1

Debt - Additional Information (Detail) (USD $)	3 Months Ended																	6 Months Ended		12 Months Ended							12 Months Ended				6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended									9 Months Ended	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Aug. 01, 2012	Feb. 01, 2012	Dec. 31, 2012 Term Loan B	Dec. 31, 2012 TLC	Dec. 31, 2012 Year 2014	Dec. 31, 2012 Thereafter	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum First Quarter 2013	Dec. 31, 2012 Minimum Second Fiscal Quarter Of Year Two Thousand Thirteen Until First Fiscal Quarter Of Year Two Thousand Fourteen	Dec. 31, 2012 Minimum Second Fiscal Quarter Of Year Two Thousand Fourteen Until First Fiscal Quarter Of Year Two Thousand Fifteen	Dec. 31, 2012 Minimum Second Fiscal Quarter Of Year Two Thousand Fifteen And Thereafter	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2013 Mortgages and Notes Payable 2018	Jun. 30, 2013 Mortgages and Notes Payable 2020	Dec. 31, 2012 Mortgages and Notes Payable 2020	Jun. 30, 2013 Mortgages and Notes Payable 2021	Dec. 31, 2012 Mortgages and Notes Payable 2021	Jun. 30, 2013 Mortgages and Notes Payable 2022	Dec. 31, 2012 Mortgages and Notes Payable 2022	Sep. 30, 2012 Termination of the Credit Facility	Mar. 31, 2013 Revolving Credit Facility Special Purpose Entity	Jun. 30, 2013 Revolving Credit Facility Special Purpose Entity
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity																																															$ 100,000,000	$ 25,000,000	$ 40,000,000
Maximum additional loan commitment																																															50,000,000
Minimum ratio of total value of unencumbered properties to outstanding credit facility obligations	1.75	1.75																1.75		1.75
Amount available under credit facility	100,000,000																	100,000,000
Line of credit facility, expiration date																		Sep 25, 2015		Sep 25, 2015
Line of credit facility, additional extension in maturity period																		12 months		12 months
Minimum interest rate over base rate on credit facility	2.50%	2.50%																2.50%		2.50%
Maximum interest rate over base rate on credit facility	3.50%	3.50%																3.50%		3.50%
Interest rate over LIBOR rate on credit facility																															3.50%	3.50%					4.50%	4.50%
Rate of unused credit facility fee																															0.30%	0.30%					0.40%	0.40%
Unused fee	100,000																	200,000		100,000
Deferred cost on credit facility	2,300,000	2,300,000																2,300,000		2,300,000
Expiration of credit facility																																																2016-03
Terms of advance for Line of Credit																																																24 month
Line of credit description																																																The interest rate is determined on the date of each advance, and is the greater of (i) the stated prime rate plus 0.5% or (ii) the floor rate equal to 4.0%.
Debt instrument spread on prime rate																																																0.50%
Debt instrument floor interest rate																																																4.00%
Line of credit interest rate																																																	4.00%
Outstanding amount under line of credit	26,492,000																	26,492,000																															26,500,000
Balloon payments subsequent to 2017																																								34,200,000	258,300,000	258,300,000	167,500,000	167,500,000	249,700,000	249,700,000
Unamortized financing costs	11,600,000	3,800,000								5,900,000								11,600,000		3,800,000		5,900,000
Leverage ratio																				8									7.75	7.5
Fixed charge coverage ratio		1.35																		1.35									1.4	1.45
Total facility interest coverage ratio																																	5	6	7	8
Consolidated tangible net worth																				80.00%
Proceeds from additional issuance of common stock																				80.00%
Revolving credit facility, distribution terms																				100% of our funds from operations ("FFO") as defined or (2) the amount required for us to qualify and maintain our status as a REIT. If a default or event of default occurs and is continuing, we may be precluded from making certain distributions
Principal balance outstanding of term note payable		729,000,000																		729,000,000
Outstanding principal balances																											399,000,000	330,000,000
Call premium fee																				6,600,000
Common stock issued	84,857,769	84,851,515								25,863,976								84,857,769		84,851,515		25,863,976						24,200,000
Conversion premium percentage																												10.20%
Recognized loss on debt extinguishment																											32,500,000
Non cash charge related to derivative instrument																		192,000	65,000	216,000		(140,000)					8,700,000
General and administrative expense	9,154,000					7,030,000												16,125,000	12,727,000	36,263,000		27,713,000		19,583,000			8,100,000
Interest expense	39,552,000	33,282,000	[1]	41,975,000	[1]	42,024,000	[1]	38,939,000	[1]	43,234,000	[1]	43,381,000	[1]	41,431,000	[1]	41,297,000	[1]	75,990,000	80,962,000	156,220,000	[1],[2]	169,343,000	[1],[2]	172,500,000			600,000
Fair value of embedded derivative liability		6,600,000																		6,600,000
Rate of interest on term note										3.43%												3.43%			3.44%	3.78%													3.45%
Consent fees		10,700,000																		10,700,000
Legal and other third party expenses																				$ 4,800,000		$ 0		$ 0

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Mortgages and Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Aug. 01, 2012	Feb. 01, 2012	Dec. 31, 2011
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates					3.44%	3.78%	3.43%
Total mortgages and notes payable	$ 1,905,706		$ 1,894,878				$ 1,901,411
Mortgages and Notes Payable
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	1,956,988		1,952,089				1,958,280
Unamortized debt discount	(51,282)		(57,211)				(56,869)
Total mortgages and notes payable	1,905,706		1,894,878				1,901,411
Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates							3.45%
Net Lease Mortgage Note Payable Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.51%	[1]	6.34%	[2]
Net-lease mortgage notes payable	105,800		111,831				123,364
Net Lease Mortgage Note Payable Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.62%	[1]	6.56%	[2]
Net-lease mortgage notes payable	258,300		258,300				258,300
Net Lease Mortgage Note Payable Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.65%	[1]	6.58%	[2]
Net-lease mortgage notes payable	241,848		245,614				252,817
Net Lease Mortgage Note Payable Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.57%	[1]	6.49%	[2]
Net-lease mortgage notes payable	318,661		321,650				327,367
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.90% notes, balloons due 2012
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates			11.99%	[2],[3]
Net-lease mortgage notes payable			7,755	[3],[4]			7,817	[3]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.40% notes, balloons due 2014
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.41%	[1]	7.41%	[2]
Net-lease mortgage notes payable	30,809		31,165				31,837
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.26% to 5.62% notes, balloons due 2015
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	101,624		102,766				104,927
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.26% to 5.62% notes, balloons due 2015 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.95%	[1]	6.98%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.26% to 5.62% notes, balloons due 2015 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.34%	[1]	7.41%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.04% to 8.39% notes, balloons due 2016
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	38,278		38,652				39,354
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.04% to 8.39% notes, balloons due 2016 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	6.27%	[1]	6.29%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.04% to 8.39% notes, balloons due 2016 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	9.72%	[1]	9.76%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.59% notes, balloons due 2016
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	559,886		564,669				573,569
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.59% notes, balloons due 2016 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.07%	[1]	7.02%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.59% notes, balloons due 2016 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.28%	[1]	7.19%	[2]
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.85% note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.22%	[1]	7.18%	[2]
Net-lease mortgage notes payable	52,998		53,414				54,194
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.17% note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.14%	[1]	7.09%	[2]
Net-lease mortgage notes payable	142,620		143,647				145,561
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.64% note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	7.49%	[1]	7.44%	[2]
Net-lease mortgage notes payable	21,432		21,595				21,896
Secured Fixed Rate Amortizing Mortgage Notes Payable 3.90% note, balloon due 2018
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	4.14%	[1]
Net-lease mortgage notes payable	24,800
Secured Fixed Rate Amortizing Mortgage Notes Payable 4.39% note, balloon due 2018
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	4.73%	[1]
Net-lease mortgage notes payable	10,340
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable	16,685	[5],[6]	16,851	[5],[6],[7]			10,497	[5],[7]
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016 | Minimum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	4.65%	[1],[5],[6]	4.59%	[2],[5],[8]
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016 | Maximum
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	5.20%	[1],[5],[6]	5.17%	[2]
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	5.22%	[1],[5],[6]	5.07%	[2],[5],[8]
Net-lease mortgage notes payable	10,124	[5],[6]	11,181	[5],[6],[7]
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	5.90%	[1],[6]	5.86%	[2],[8]
Net-lease mortgage notes payable	21,275	[6]	21,428	[6],[8]
Unsecured fixed-rate promissory note, 7.00%, due 2021
Short And Long Term Debt [Line Items]
Mortgages and notes payable, effective rates	10.04%	[1]	10.01%	[2]
Net-lease mortgage notes payable	1,508		1,571				1,690
Secured Fixed Rate Amortizing Mortgage Notes Payable 6.25% note, balloon due 2013
Short And Long Term Debt [Line Items]
Net-lease mortgage notes payable							$ 5,090	[7]

[1]	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of June 30, 2013.
[2]	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of December 31, 2012.
[3]	This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender has provided the special purpose entity a notice of default and has communicated its intent to foreclose on the subject property. The default interest rate on the note is 9.90%.
[4]	This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender provided the special purpose entity a notice of default and subsequently foreclosed on the property in April 2013. Following the notice of foreclosure, the Company surrendered the property and extinguished the outstanding note balance totaling $7.9 million. Prior to the foreclosure, the default interest rate on the note was 9.90%, and related accrued interest was added to the balance of the note.
[5]	Maturity dates assume exercise of the Company's two one-year extension options under the note agreements.
[6]	Variable-rate notes are hedged with interest rate swaps (see Note 6).
[7]	This note had a scheduled maturity and balloon payment due in 2013, but was prepaid in the fourth quarter of 2012.
[8]	Variable-rate notes are hedged with an interest rate swap (see Note 5)

Mortgages and Notes Payable (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Derivative	Dec. 31, 2012 Derivative
Short And Long Term Debt [Line Items]
Total outstanding note balance		$ 7.9
Number of extension options under note agreements	2	2
Duration of extension options under note agreements	1 year	1 year
Secured Fixed Rate Amortizing Mortgage Notes Payable 5.90% notes, balloons due 2012
Short And Long Term Debt [Line Items]
Default interest rate		9.90%

Debt Maturities of Mortgages and Notes Payable, Including Balloon Payments (Detail) (Mortgages and Notes Payable, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Scheduled Principal Payments For Borrowings [Line Items]
2013	$ 22,360	$ 43,517	[1]
2014	76,739	75,947	[1]
2015	169,588	143,835	[1]
2016	621,640	621,460	[1]
2017	267,398	268,181	[1]
Thereafter	825,755	791,394	[1]
Mortgages and notes payable, including balloon payments	1,983,480	1,944,334	[1]
Scheduled Principal
Scheduled Principal Payments For Borrowings [Line Items]
2013	22,360	43,517
2014	46,978	46,186
2015	47,658	47,248
2016	40,969	40,787
2017	34,825	34,634
Thereafter	115,992	115,893
Mortgages and notes payable, including balloon payments	308,782	328,265
Balloon Payment
Scheduled Principal Payments For Borrowings [Line Items]
2014	29,761	29,761
2015	121,930	96,587
2016	580,671	580,673
2017	232,573	233,547
Thereafter	709,763	675,501
Mortgages and notes payable, including balloon payments	$ 1,674,698	$ 1,616,069

[1]	The total excludes the note obligation of $7.8 million that was due in 2012 and referenced in footnote (b) above.

Debt Maturities of Mortgages and Notes Payable, Including Balloon Payments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 25, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes Due in Twenty Twelve
Scheduled Principal Payments For Borrowings [Line Items]
Note obligation	$ 330,000	$ 725,735	$ 7,800

Interest Expense and Related Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Interest Expenses [Line Items]
Amortization of deferred financing costs	$ 6,229	[1]					$ 860	[1]											$ 10,130	[1]	$ 1,712	[1]	$ 2,819		$ 3,599		$ 4,728
Amortization of net losses related to interest rate swap							1,177														2,333		3,415		4,500		4,714
Amortization of debt discount																			5,929		3,759		10,900		14,605		10,112
Total interest expense	39,552		33,282	[2]	41,975	[2]	42,024	[2]	38,939	[2]	43,234	[2]	43,381	[2]	41,431	[2]	41,297	[2]	75,990		80,962		156,220	[2],[3]	169,343	[2],[3]	172,500
Term Loan Payable Net
Schedule Of Interest Expenses [Line Items]
Interest expense							6,968														13,715		19,925		26,631		27,735
Revolving Credit Facilities
Schedule Of Interest Expenses [Line Items]
Interest expense	271																		376
Mortgages and Notes Payable
Schedule Of Interest Expenses [Line Items]
Interest expense	29,615						29,670												59,086		59,434		119,197	[4]	120,120	[4]	125,067	[4]
Other Interest Expense
Schedule Of Interest Expenses [Line Items]
Interest expense	469						7												469		9		10		10		305
Interest Expense
Schedule Of Interest Expenses [Line Items]
Amortization of debt discount	2,968	[5]					3,342	[5]											5,929	[5]	3,759	[5]	10,746	[6]	14,483	[6]	9,951	[6]
Credit Facility
Schedule Of Interest Expenses [Line Items]
Interest expense																							$ 108

[1]	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.
[2]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[3]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.
[4]	Includes related hedge expense.
[5]	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount.
[6]	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount. In the opinion of management, the impact of this adjustment is immaterial to the Company's 2012 and 2011 results of operations.

Interest Expense and Related Borrowings (Parenthetical) (Detail) (USD $)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Mar. 31, 2012	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Interest Expenses [Line Items]
Amortization of deferred financing costs	$ 6,229,000	[1]	$ 860,000	[1]		$ 10,130,000	[1]	$ 1,712,000	[1]	$ 2,819,000	$ 3,599,000	$ 4,728,000
Adjustment to interest expenses					2,900,000
Proposed Merger
Schedule Of Interest Expenses [Line Items]
Amortization of deferred financing costs	$ 5,900,000					$ 9,500,000

[1]	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.

Summary of Notional Amount and Fair Value of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 25, 2012	Dec. 31, 2011	Jul. 31, 2011	Jun. 30, 2013 Designated as Hedging Instrument Interest Rate Swap	Dec. 31, 2012 Designated as Hedging Instrument Interest Rate Swap	Jun. 30, 2013 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 1	Dec. 31, 2012 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 1	Jun. 30, 2013 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 2	Dec. 31, 2012 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 2	Jun. 30, 2013 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 3	Dec. 31, 2012 Accounts payable, accrued expenses and other liabilities Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 3	Jun. 30, 2013 Deferred costs and other assets, net Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 4	Dec. 31, 2012 Deferred costs and other assets, net Designated as Hedging Instrument Interest Rate Swap Derivative Instrument 4
Derivatives, Fair Value [Line Items]
Notional Amount						$ 6,816		$ 7,627		$ 11,098		$ 17,808
Interest Rate						4.67%		4.34%		4.62%		5.24%
Effective Date						Oct 6, 2011		Feb 6, 2012		Jun 28, 2012		Aug 30, 2012
Maturity Date						Oct 6, 2016		Oct 6, 2016		Jul 6, 2017		Aug 30, 2017
Fair Value of Liability	(6,600)	(2,600)	(1,600)	(219)	(771)	(131)	(218)	(70)	(157)	(18)	(219)		(177)
Fair Value of Asset				$ 160								$ 160

Derivative Instruments Amounts Recorded in AOCL and Gain or (Loss) Reclassified Out of AOCL (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCL into Operations (Effective Portion)	$ (95)	$ (1,214)	$ (188)	$ (2,400)
General and Administrative Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCL into Operations (Effective Portion)			(22)
Amount of Gain Recognized in Operations on Derivative (Ineffective Portion)	54		54
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in AOCL on Derivative (Effective Portion)	$ 502	$ (368)	$ 470	$ (440)

Derivative and Hedging Activities - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative instruments loss estimated to be reclassified from accumulated OCI as an increase to interest expense	$ 300,000	$ 400,000
Termination or default events related to the interest rate swaps	0	0
Realized net cash flow hedge losses		7,700,000	4,800,000	6,700,000
Unamortized loss included in accumulated other comprehensive loss		800,000
Interest Rate Derivative
Derivative [Line Items]
General and administrative expense		$ 4,000,000	$ 300,000	$ 2,000,000

Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Board of Directors	Dec. 31, 2012 Directors, executive officers and other employees	Jan. 14, 2013 Dividend Paid	Dec. 31, 2012 Nonvoting Preferred Stock	Dec. 31, 2011 Nonvoting Preferred Stock	Oct. 31, 2012 Common Shares	Sep. 30, 2012 Common Shares
Stockholders Equity Note [Line Items]
Cash dividend declared, per share	$ 0.3125	$ 0.3125	$ 0.0204	$ 0.625
Common stock shares, granted				$ 1,700,000				$ 24,588
Number of preferred stock redeemed											125
Preferred stock par value											$ 0.01
Preferred stock redemption price per share											$ 1,112.5
Preferred stock dividend cash percentage											12.50%
Dividend paid on preferred stock					8,000	16,000	15,000				7,813	15,625
Stock issued during the period, shares													4,400,000	29,000,000
Stock issued during the period, value per share													$ 15	$ 15
Stock issued during the period, value													60,700,000	394,600,000
Issuance of common stock for TLC debt conversion					24,200,000
Issuance of restricted common stock									1,400,000
Common stock, shares issued	84,857,769	84,851,515		84,857,769	84,851,515	25,863,976
Common stock, shares outstanding	84,857,769	84,851,515		84,857,769	84,851,515	25,863,976
Cash dividends, paid										28,200,000
Total distributions paid to equity owners and on preferred stock						3,900,000
Liquidating distribution, paid						500,000
Dividends paid						$ 3,400,000

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 LegalMatter
Loss Contingencies [Line Items]
Total commitments	$ 9.7	$ 8
Contingently liable amount of debt owed by tenant	5.7	5.7
Estimated remediation liability	0.1	0.1	0.3
Leases rental expense		0.4	0.4	0.5
Legal settlement cost				22.3
proceed from insurance				2
Number of lawsuits filed by officers				2
Non-cancelable ground leases
Loss Contingencies [Line Items]
Leases rental expense		$ 1.1	$ 1	$ 1

Financial Assets at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of financial liabilities	$ (219)	$ (771)
Fair Value of financial assets	160	(771)	(116)
Interest rate swaps | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of financial liabilities	(219)	(771)
Fair Value of financial assets	160	(771)	(116)
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of financial assets			16
Interest rate swaps | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of financial assets			16
Transaction fee embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of financial assets			(2,587)
Transaction fee embedded derivative | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of financial assets			$ (2,587)

Assets at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, Impairment Charges						$ (99)	$ (38)
Total Impairment Charges	(1,601)	(140)	(3,704)	(10,077)	(13,552)	(22,232)	(44,753)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used, Fair Value	8,208		8,208		27,449	9,980
Other assets, Fair Value
Lease intangible assets, Fair Value						113
Long-lived assets held for sale, Fair Value	5,520		5,520		4,184	9,634
Long-lived assets held and used, Disposition					425	950
Other assets, Disposition
Lease intangible assets, Disposition
Long-lived assets held for sale, Disposition	(1,157)		(1,157)		(7,983)	(4,935)
Long-lived assets held and used, Impairment Charges			(1,481)		(7,404)	(11,860)
Other assets, Impairment Charges						(105)
Lease intangible assets, Impairment Charges			(487)		(2,680)	(571)
Long-lived assets held for sale, Impairment Charges			(2,103)		(3,648)	(6,596)
Total Impairment Charges			(4,071)		(13,732)	(19,132)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, Fair Value
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, Fair Value
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used, Fair Value	8,208		8,208		27,874	10,930
Other assets, Fair Value
Lease intangible assets, Fair Value						113
Long-lived assets held for sale, Fair Value	$ 6,677		$ 6,677		$ 12,167	$ 14,569

Fair Value Information for Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, net	$ 44,027	$ 51,862	$ 65,477
Revolving credit facilities	26,492
Mortgages and notes payable	1,905,706	1,894,878	1,901,411
Term Note payable			725,735
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, net	52,977	69,926	64,202
Revolving credit facilities	27,386
Mortgages and notes payable	2,069,525	2,112,670	1,889,159
Term Note payable			$ 663,429

Significant Credit and Revenue Concentration - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Shopko And Pamida	Jun. 30, 2012 Shopko And Pamida	Dec. 31, 2012 Shopko And Pamida	Dec. 31, 2011 Shopko And Pamida	Dec. 31, 2012 Shopko Customer	Dec. 31, 2011 Shopko	Dec. 31, 2010 Shopko
Revenue, Major Customer [Line Items]
Number of tenants	165	165
Rental revenue in percentage of total revenue			29.00%	30.10%			29.40%	26.70%	25.60%
Rental revenue by combined properties operated by tenants			27.90%		28.40%
Number of tenant having 10% or more of the company's total revenue			0				0
Property operated under master lease, percent						25.70%

Net Gains or Losses from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 1,657						$ 2,611												$ 3,504		$ 5,371		$ 10,582		$ 12,350		$ 14,614
Expenses:
General and administrative	4						78												10		176		203		12		94
Property costs	71						13												141		207		472		1,219		1,685
Interest							134												194		268		644		1,061		1,481
Depreciation and amortization	1,019						1,573												2,198		3,238		6,324		7,900		9,447
Impairments							320												2,103		2,122		4,634		16,586		24,463
Total expenses	1,094						2,118												4,646		6,011		12,277		26,778		37,170
Gain (loss) from discontinued operations before other income	563						493												(1,142)		(640)
Other income:
Gain on debt extinguishment	1,028				(32,522)	[1]													1,028				(32,522)	[1],[2]
Other	22																		45
Total other income	1,050																		1,073
Income (loss) from discontinued operations	1,613						493												(69)		(640)		(1,695)		(14,428)		(22,556)
Net (loss) gain on dispositions of real estate	(191)	[3]					(81)	[3]											(11)	[3]	1,369	[3]	(3,349)	[4]	(2,736)	[4]	(391)	[4]
Total discontinued operations	$ 1,422		$ (6,666)	[1]	$ 893	[1]	$ 412	[1]	$ 317	[1]	$ (5,960)	[1]	$ (5,591)	[1]	$ (5,282)	[1]	$ (331)	[1]	$ (80)		$ 729		$ (5,044)	[1],[2]	$ (17,164)	[1],[2]	$ (22,947)

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.
[3]	Number of properties disposed of during period 4 7 10 18
[4]	Number of properties disposed of during period(a) 41 33 5

Net Gains or Losses from Discontinued Operations (Parenthetical) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 Property	Jun. 30, 2012 Property	Jun. 30, 2013 Property	Jun. 30, 2012 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties disposed of during period	4	7	10	18	41	33	5

Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 25, 2012
Schedule Of Supplemental Cash Flow [Line Items]
Common stock dividend declared	$ 26,500,000
Offering and deferred financing costs unpaid	9,800,000	9,800,000	700,000
Repayment of mortgages and notes payable		21,511,000	20,084,000	46,929,000	38,565,000	92,330,000
Deferred offering costs			5,400,000		2,400,000
Interest paid				144,000,000	148,100,000	155,000,000
Income and franchise taxes paid				700,000	400,000	3,600,000
Loan indebtedness					725,735,000		330,000,000
Accrued offering and financing costs					700,000
Net book value of properties transferred					11,800,000
Non-cash settlement of debt					12,400,000
Common stock dividends declared				28,200,000
T L C Debt Conversion
Schedule Of Supplemental Cash Flow [Line Items]
Loan indebtedness				330,000,000
Real Estate Properties
Schedule Of Supplemental Cash Flow [Line Items]
Surrendered real estate property totaling	6,900,000	6,900,000
Mortgage note payable	7,900,000	7,900,000
Repayment of mortgages and notes payable		1,000,000	800,000	3,500,000	900,000
Repayment of acquisition costs					$ 700,000
Number of properties					6

Employee Benefit / Incentive Award Plan - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Shares of common stock available for issuance	3,100,000	3,100,000				3,100,000
Shares remain available for grant		$ 1,700,000
Outstanding non vested restricted shares			1,156,966
Stock-based compensation expense	1,800,000	3,600,000	5,900,000
Unamortized Stock Based Compensation Expense		12,100,000	15,700,000
Defined contribution plan, matching amount			180,000	136,000	146,000
Total compensation expense due to increase in fair market value			8,000,000
Restricted stock shares vested, value			14,100,000
Restricted Common Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Outstanding non vested restricted shares	1,100,000	1,100,000
Award Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of investment of restricted non-investment units through IPO			50.00%
Restricted Stock Unit | Award Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			470,590
Issuance of restricted common stock, value			$ 7,100,000
Redford
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Aggregate fair market value of restricted non- incentive units				$ 8,000,000
IPO | Restricted Stock Unit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			921,671
IPO | Restricted Stock Unit | Twelve Months
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			25,000
IPO | Restricted Stock Unit | Three Year Period
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issuance of restricted common stock, shares			896,671
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, matching percentage			4.00%

Computation of Basic and Diluted Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss from continuing operations attributable to common stockholders	$ (13,091)	$ 1,476	[1]	$ (50,752)	[1]	$ (9,194)	[1]	$ (12,719)	[1]	$ (12,348)	[1]	$ (15,630)	[1]	$ (12,056)	[1]	$ (6,665)	[1]	$ (19,921)	$ (21,913)	$ (71,189)	[1],[2]	$ (46,699)	[1],[2]	$ (63,590)
Less: preferred dividends						(8)													(8)	(63)		(16)		(15)
Loss from continuing operations attributable to common stockholders	(13,091)					(9,202)												(19,921)	(21,921)	(71,252)		(46,715)		(63,605)
Income (loss) from discontinued operations	1,422					412												(80)	729	(5,044)		(17,164)		(22,947)
Net loss attributable to common stockholders	$ (11,669)					$ (8,790)												$ (20,001)	$ (21,192)	$ (76,296)		$ (63,879)		$ (86,552)
Weighted average common shares outstanding:
Basic and diluted	83,699,142					25,863,976												83,696,858	25,863,976	41,277,353		25,863,976		25,863,976

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Weighted Average Number of Shares of Potentially Dilutive Securities (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares of restricted stock	498,791	24,245,278	440,095	24,245,278	17,788,839
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares of restricted stock		24,245,278		24,245,278	17,753,373
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares of restricted stock	498,791		440,095		35,466

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended					1 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended				1 Months Ended
	Jun. 30, 2013 Property		Dec. 31, 2012 Property		Dec. 31, 2011 Property		Jul. 17, 2013 Close of the Merger	Jul. 19, 2013 Subsequent Event Property	Jan. 22, 2013 Secured term loan facility	Jan. 22, 2013 Senior Secured Revolving Credit Facility	Jan. 22, 2013 Cole Credit Property Trust II, Inc.	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Jul. 31, 2013 Revolving Credit Facility Subsequent Event	Jul. 17, 2013 New Credit Facility Subsequent Event Y	Jul. 17, 2013 New Credit Facility Minimum Subsequent Event	Jul. 17, 2013 New Credit Facility Minimum Subsequent Event Base Rate	Jul. 17, 2013 New Credit Facility Minimum Subsequent Event LIBOR	Jul. 17, 2013 New Credit Facility Maximum Subsequent Event	Jul. 17, 2013 New Credit Facility Maximum Subsequent Event Base Rate	Jul. 17, 2013 New Credit Facility Maximum Subsequent Event LIBOR	Jul. 17, 2013 Commercial Mortgage Backed Securities Subsequent Event	Jul. 17, 2013 Barclays Bank Plc Subsequent Event
Subsequent Event [Line Items]
Common stock, par value per share	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Converted common stock shares							1.9048
Stockholders equity interest							44.00%
Line of credit facility maximum borrowing capacity									$ 575	$ 50						$ 100	$ 400							$ 100.9
Maximum additional loan commitment																50
Revolving credit facility, maturity period																	3
Interest rate under credit facility																			1.00%	2.00%		2.00%	3.00%
Rate of unused credit facility fee												0.30%	0.30%	0.40%	0.40%			0.25%			0.35%
Maximum loan facility borrowing capacity																									102.1
Maturity date for loan	Aug 6, 2023
Loan fixed interest rate	5.50%
Number of real estates disposed	10	[1],[2]	41	[3]	33	[3],[4]		2
Disposition sales price								258.5
Mortgage loan related to property								139.4
Net proceeds								119.1
Initial term								3 months
Fees								$ 1.2
Fixed exchange ratio of shares for each share of common stock owned											1.9048

[1]	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
[2]	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)
[3]	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
[4]	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)

Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 25, 2012	Sep. 10, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012
Summary Of Business And Significant Accounting Policies [Line Items]
Number of common stock for stock dividend			200
Stock dividend paid per share			$ 129,318.88
Initial public offering	29,000,000	29,000,000
Additional shares issued upon underwriters exercise of over-allotment option								4,400,000
Outstanding principal balance of loan		$ 330,000,000				$ 725,735,000
Total assets held by special purpose entities				2,900,000,000	3,000,000,000	3,100,000,000
Total liabilities held by special purpose entities				2,000,000,000	2,000,000,000	1,900,000,000
Description of leasing arrangement					Leases that have contingent rent escalators indexed to future increases in the Consumer Price Index ("CPI") may adjust over a one-year period or over multiple-year periods. Generally, these escalators increase rent at the lesser of (a) 1 to 1.25 times the increase in the CPI over a specified period or (b) a fixed percentage.
Lease termination fees					500,000	0	13,900,000
Reserves for uncollectible amounts				5,200,000	3,600,000	5,100,000
Accounts receivable				7,800,000	7,600,000	11,300,000
Provision for losses				16,500,000	15,300,000	12,900,000
Accrued rental revenue receivables				24,700,000	22,700,000	18,400,000
Loan placed on non accrual status, past due days				60 days	60 days
Allowance for loan losses				4,700,000	5,100,000	5,300,000
Allowance for loan losses write-offs					(200,000)	1,400,000
Restricted cash and deposits in escrow				22,200,000	34,700,000	10,000,000
Deposit in collateral account				8,000,000	8,000,000
Advances for collateral related to note obligation					1,100,000
Mortgages
Summary Of Business And Significant Accounting Policies [Line Items]
Loans on non accrual status				2	2
Notes
Summary Of Business And Significant Accounting Policies [Line Items]
Loans on non accrual status				1	1
IPO
Summary Of Business And Significant Accounting Policies [Line Items]
Restricted cash deposited to secure lenders				$ 9,700,000	$ 9,700,000
General Partner
Summary Of Business And Significant Accounting Policies [Line Items]
Percentage ownership of operating partnership				1.00%	1.00%
Limited Partner
Summary Of Business And Significant Accounting Policies [Line Items]
Percentage ownership of operating partnership				99.00%	99.00%
Land Improvements
Summary Of Business And Significant Accounting Policies [Line Items]
Property plant and equipment useful life					15 years
Minimum | Building and Building Improvements
Summary Of Business And Significant Accounting Policies [Line Items]
Property plant and equipment useful life					20 years
Maximum | Building and Building Improvements
Summary Of Business And Significant Accounting Policies [Line Items]
Property plant and equipment useful life					50 years

Information Regarding Diversification of Total Investment Portfolio Among Different Industries (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Property		Dec. 31, 2012 Property		Dec. 31, 2011 Property		Dec. 31, 2010 Property
Investment [Line Items]
Number of Properties Owned or Financed	1,234		1,207		1,153		1,161
Investments	$ 3,719,374	[1]	$ 3,654,925	[1]	$ 3,582,870	[1]	$ 3,610,834	[1]
Percentage of Investments			100.00%		100.00%
General and discount retail properties
Investment [Line Items]
Number of Properties Owned or Financed			181		181
Investments			1,044,442	[1]	1,041,836	[1]
Percentage of Investments			29.00%		29.00%
Restaurant
Investment [Line Items]
Number of Properties Owned or Financed			569		553
Investments			717,902	[1]	713,379	[1]
Percentage of Investments			20.00%		20.00%
Specialty retail properties
Investment [Line Items]
Number of Properties Owned or Financed			48		43
Investments			331,371	[1]	293,129	[1]
Percentage of Investments			9.00%		8.00%
Lumber Suppliers
Investment [Line Items]
Number of Properties Owned or Financed			110		102
Investments			257,285	[1]	257,285	[1]
Percentage of Investments			7.00%		7.00%
Movie Theater
Investment [Line Items]
Number of Properties Owned or Financed			23		23
Investments			250,417	[1]	250,992	[1]
Percentage of Investments			7.00%		7.00%
Automotive dealers, parts and service properties
Investment [Line Items]
Number of Properties Owned or Financed			102		107
Investments			207,561	[1]	216,019	[1]
Percentage of Investments			6.00%		6.00%
Industrial Suppliers
Investment [Line Items]
Number of Properties Owned or Financed			26		28
Investments			180,051	[1]	199,044	[1]
Percentage of Investments			5.00%		6.00%
Educational Properties
Investment [Line Items]
Number of Properties Owned or Financed			22		22
Investments			154,247	[1]	154,011	[1]
Percentage of Investments			4.00%		4.00%
Recreational Properties
Investment [Line Items]
Number of Properties Owned or Financed			8		7
Investments			117,239	[1]	116,038	[1]
Percentage of Investments			3.00%		3.00%
Supermarkets
Investment [Line Items]
Number of Properties Owned or Financed			11		2
Investments			86,924	[1]	48,362	[1]
Percentage of Investments			2.00%		1.00%
Convenience stores/car washes
Investment [Line Items]
Number of Properties Owned or Financed			20		20
Investments			73,700	[1]	73,700	[1]
Percentage of Investments			2.00%		2.00%
Distribution Properties
Investment [Line Items]
Number of Properties Owned or Financed			32		8
Investments			70,024	[1]	53,088	[1]
Percentage of Investments			2.00%		1.00%
Medical/other office properties
Investment [Line Items]
Number of Properties Owned or Financed			37		39
Investments			57,207	[1]	59,432	[1]
Percentage of Investments			1.00%		2.00%
Interstate Travel Plazas
Investment [Line Items]
Number of Properties Owned or Financed			3		3
Investments			40,501	[1]	40,501	[1]
Percentage of Investments			1.00%		1.00%
Health clubs/gyms
Investment [Line Items]
Number of Properties Owned or Financed			5		5
Investments			35,859	[1]	35,859	[1]
Percentage of Investments					1.00%
Drugstores
Investment [Line Items]
Number of Properties Owned or Financed			9		9
Investments			22,710	[1]	22,710	[1]
Percentage of Investments						[2]
Call Centres
Investment [Line Items]
Number of Properties Owned or Financed			1		1
Investments			$ 7,485	[1]	$ 7,485	[1]
Percentage of Investments						[2]

[1]	The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.
[2]	Less than 1%

Information Regarding Diversification of Total Investment Portfolio Among Different Industries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Investment [Line Items]
Description of percentage of investment	Less than 1%

Total Current Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expenses [Line Items]
Income tax expense (benefit)	$ 68	$ 255	$ 142	$ 319	$ 504	$ (60)	$ 239
Total current
Income Tax Expenses [Line Items]
Income tax expense (benefit)					505	(60)	239
Total current | Real Estate Investments Trust State Income Tax
Income Tax Expenses [Line Items]
Income tax expense (benefit)					505	178	239
Total current | Real Estate Investments Trust State Built-In Gain Tax
Income Tax Expenses [Line Items]
Income tax expense (benefit)						$ (238)

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2010 Deferred Income Tax Liabilities	Dec. 31, 2009 Federal and State Income Taxes	Dec. 31, 2011 Federal and State Income Taxes
Income Taxes [Line Items]
Federal and state built-in gain tax																										$ 3,100,000
Refund of taxes																											200,000
Built-in gain asset																								472
Federal excise tax rate																									4.00%
Interest expense	39,552,000	33,282,000	[1]	41,975,000	[1]	42,024,000	[1]	38,939,000	[1]	43,234,000	[1]	43,381,000	[1]	41,431,000	[1]	41,297,000	[1]	75,990,000	80,962,000	156,220,000	[1],[2]	169,343,000	[1],[2]	172,500,000	100,000
Net operating loss carry-forwards		$ 63,400,000								$ 62,900,000										$ 63,400,000		$ 62,900,000		$ 62,600,000
Net operating loss carry-forwards, begin to expire																				2015
Net operating loss carry-forwards expiration end year																				2032

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Preferred Dividends Paid Characterized for Tax (Detail) (Income Tax, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Per Share [Line Items]
Preferred dividends per share	$ 1,175	$ 125	$ 125
Preferred Stock Dividends
Dividends Per Share [Line Items]
Ordinary income	$ 63		$ 125
Return of capital	$ 1,112	$ 125

Common Stock Dividends Characterized for Tax (Detail) (Income Tax, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends Per Share [Line Items]
Common Stock, dividends	$ 0.23	$ 17,000
Common Shares
Dividends Per Share [Line Items]
Ordinary income	$ 0.23	$ 16,972
Return of capital		$ 28

Minimum Aggregate Rental Commitments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 1,510
2014	1,587
2015	1,600
2016	1,653
2017	1,726
Thereafter	18,169
Total	26,245
Non-cancelable ground leases
Leases Future Minimum Payments [Line Items]
2013	1,165
2014	1,175
2015	1,177
2016	1,179
2017	1,243
Thereafter	15,221
Total	21,160
Office and Equipment Leases
Leases Future Minimum Payments [Line Items]
2013	344
2014	412
2015	423
2016	474
2017	483
Thereafter	2,948
Total	$ 5,084

Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 25, 2012	Dec. 31, 2011	Jul. 31, 2011
Fair Value Measurements [Line Items]
Fair value of derivative liability		$ 6.6	$ 2.6	$ 1.6
Fair value of alternative transaction fee				2.00%
Loss recognized in connection of conversion agreement	$ 4

Reconciliation for Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 25, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value reconciliation, Beginning Balance	$ (2,587)	$ (2,587)
Amount transferred to stockholders' equity	(6,600)	6,600	(2,587)
Issuance			(1,562)
Total losses included in earnings	(4,013)		(1,025)
Fair value reconciliation, Ending Balance	(6,600)	6,600	(2,587)
Amount of losses included in earnings attributable to the change in unrealized losses related to liabilities still held at the reporting date

Grant Date Fair Market Value of Restricted Common Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Number of shares
Shares granted	1,392,261
Shares vested	(235,295)
Shares forfeited
Outstanding non-vested shares, end of year	1,156,966
Weighted average price
Shares granted	$ 15.84	[1]
Shares vested	$ 17	[1]
Shares forfeited		[1]
Outstanding nonvested shares, end of period	$ 15.61	[1]

[1]	Grant date fair value.

Summary of Basic and Diluted Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss from continuing operations	$ (13,091)	$ 1,476	[1]	$ (50,752)	[1]	$ (9,194)	[1]	$ (12,719)	[1]	$ (12,348)	[1]	$ (15,630)	[1]	$ (12,056)	[1]	$ (6,665)	[1]	$ (19,921)	$ (21,913)	$ (71,189)	[1],[2]	$ (46,699)	[1],[2]	$ (63,590)
Less: distributions to preferred stockholders						(8)													(8)	(63)		(16)		(15)
Loss from continuing operations attributable to common stockholders	(13,091)					(9,202)												(19,921)	(21,921)	(71,252)		(46,715)		(63,605)
Loss income from discontinued operations	1,422					412												(80)	729	(5,044)		(17,164)		(22,947)
Net loss attributable to common stockholders	$ (11,669)					$ (8,790)												$ (20,001)	$ (21,192)	$ (76,296)		$ (63,879)		$ (86,552)
Weighted average number of shares of common stock outstanding:
Basic and diluted	83,699,142					25,863,976												83,696,858	25,863,976	41,277,353		25,863,976		25,863,976

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Consolidated Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Line Items]
Total revenue		$ 70,722	[1]	$ 68,487	[1]	$ 67,957	[1]	$ 68,079	[1]											$ 275,244	[1],[2]
Total revenue	72,849					67,957				66,990	[1]	66,697	[1]	65,984	[1]	65,639	[1]	144,209	136,035	275,244		265,310	[1],[2]	281,246
Depreciation and amortization expense	29,894	26,960	[1]	26,324	[1]	26,258	[1]	26,234	[1]	26,049	[1]	25,909	[1]	25,909	[1]	26,103	[1]	57,031	52,492	105,776	[1],[2]	103,970	[1],[2]	104,201
Interest expense	39,552	33,282	[1]	41,975	[1]	42,024	[1]	38,939	[1]	43,234	[1]	43,381	[1]	41,431	[1]	41,297	[1]	75,990	80,962	156,220	[1],[2]	169,343	[1],[2]	172,500
Other expenses		9,004	[1]	18,418	[1]	8,869	[1]	15,625	[1]	10,055	[1]	13,037	[1]	10,700	[1]	4,904	[1]			51,915	[1],[2]	38,696	[1],[2]
Loss on debt extinguishment	1,028			(32,522)	[1]													1,028		(32,522)	[1],[2]
(Loss) income from continuing operations	(13,091)	1,476	[1]	(50,752)	[1]	(9,194)	[1]	(12,719)	[1]	(12,348)	[1]	(15,630)	[1]	(12,056)	[1]	(6,665)	[1]	(19,921)	(21,913)	(71,189)	[1],[2]	(46,699)	[1],[2]	(63,590)
Income (loss) from discontinued operations	1,422	(6,666)	[1]	893	[1]	412	[1]	317	[1]	(5,960)	[1]	(5,591)	[1]	(5,282)	[1]	(331)	[1]	(80)	729	(5,044)	[1],[2]	(17,164)	[1],[2]	(22,947)
Net loss	(11,669)	(5,190)	[1]	(49,859)	[1]	(8,782)	[1]	(12,402)	[1]	(18,308)	[1]	(21,221)	[1]	(17,338)	[1]	(6,996)	[1]	(20,001)	(21,184)	(76,233)	[1],[2]	(63,863)	[1],[2]	(86,537)
Net loss attributable to common stockholders		$ (5,245)	[1]	$ (49,859)	[1]	$ (8,790)	[1]	$ (12,402)	[1]	$ (18,316)	[1]	$ (21,221)	[1]	$ (17,346)	[1]	$ (6,996)	[1]			$ (76,296)	[1],[2]	$ (63,879)	[1],[2]
Net loss per common share:
Basic and diluted	$ (0.14)	$ (0.06)	[1]	$ (1.7)	[1]	$ (0.34)	[1]	$ (0.48)	[1]	$ (0.71)	[1]	$ (0.82)	[1]	$ (0.67)	[1]	$ (0.27)	[1]	$ (0.24)	$ (0.82)	$ (1.85)	[1],[2]	$ (2.47)	[1],[2]	$ (3.35)
Dividends declared / Paid per common share		$ 0.3329	[1]							$ 0.15	[1]									$ 0.3329	[1],[2]	$ 0.15	[1],[2]

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.

Schedule III Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Restaurants Adairsville, GA		Dec. 31, 2012 Restaurants Adairsville, GA Minimum	Dec. 31, 2012 Restaurants Adairsville, GA Maximum	Dec. 31, 2012 Restaurants Addison, TX		Dec. 31, 2012 Restaurants Addison, TX Minimum	Dec. 31, 2012 Restaurants Addison, TX Maximum	Dec. 31, 2012 Restaurants Akron, OH		Dec. 31, 2012 Restaurants Akron, OH Minimum	Dec. 31, 2012 Restaurants Akron, OH Maximum	Dec. 31, 2012 Restaurants Akron, OH		Dec. 31, 2012 Restaurants Akron, OH Minimum	Dec. 31, 2012 Restaurants Akron, OH Maximum	Dec. 31, 2012 Restaurants Akron, OH		Dec. 31, 2012 Restaurants Akron, OH Minimum	Dec. 31, 2012 Restaurants Akron, OH Maximum	Dec. 31, 2012 Restaurants Albuquerque, NM		Dec. 31, 2012 Restaurants Albuquerque, NM Minimum	Dec. 31, 2012 Restaurants Albuquerque, NM Maximum	Dec. 31, 2012 Restaurants Albuquerque, NM		Dec. 31, 2012 Restaurants Albuquerque, NM Minimum	Dec. 31, 2012 Restaurants Albuquerque, NM Maximum	Dec. 31, 2012 Restaurants Alcoa, TN		Dec. 31, 2012 Restaurants Alcoa, TN Minimum	Dec. 31, 2012 Restaurants Alcoa, TN Maximum	Dec. 31, 2012 Restaurants Alcoa, TN		Dec. 31, 2012 Restaurants Alcoa, TN Minimum	Dec. 31, 2012 Restaurants Alcoa, TN Maximum	Dec. 31, 2012 Restaurants Alexandria, VA		Dec. 31, 2012 Restaurants Alexandria, VA Minimum	Dec. 31, 2012 Restaurants Alexandria, VA Maximum	Dec. 31, 2012 Restaurants Alvin, TX		Dec. 31, 2012 Restaurants Alvin, TX Minimum	Dec. 31, 2012 Restaurants Alvin, TX Maximum	Dec. 31, 2012 Restaurants Apopka, FL		Dec. 31, 2012 Restaurants Apopka, FL Minimum	Dec. 31, 2012 Restaurants Apopka, FL Maximum	Dec. 31, 2012 Restaurants Apple Valley, MN		Dec. 31, 2012 Restaurants Apple Valley, MN Minimum	Dec. 31, 2012 Restaurants Apple Valley, MN Maximum	Dec. 31, 2012 Restaurants Appleton, WI		Dec. 31, 2012 Restaurants Appleton, WI Minimum	Dec. 31, 2012 Restaurants Appleton, WI Maximum	Dec. 31, 2012 Restaurants Ardmore, OK		Dec. 31, 2012 Restaurants Ardmore, OK Minimum	Dec. 31, 2012 Restaurants Ardmore, OK Maximum	Dec. 31, 2012 Restaurants Arlington, TX		Dec. 31, 2012 Restaurants Arlington, TX Minimum	Dec. 31, 2012 Restaurants Arlington, TX Maximum	Dec. 31, 2012 Restaurants Arlington, TX		Dec. 31, 2012 Restaurants Arlington, TX Minimum	Dec. 31, 2012 Restaurants Arlington, TX Maximum	Dec. 31, 2012 Restaurants Athens, TN		Dec. 31, 2012 Restaurants Athens, TN Minimum	Dec. 31, 2012 Restaurants Athens, TN Maximum	Dec. 31, 2012 Restaurants Athens, TN		Dec. 31, 2012 Restaurants Athens, TN Minimum	Dec. 31, 2012 Restaurants Athens, TN Maximum	Dec. 31, 2012 Restaurants Atlanta, GA		Dec. 31, 2012 Restaurants Atlanta, GA Minimum	Dec. 31, 2012 Restaurants Atlanta, GA Maximum	Dec. 31, 2012 Restaurants Atlanta, GA		Dec. 31, 2012 Restaurants Atlanta, GA Minimum	Dec. 31, 2012 Restaurants Atlanta, GA Maximum	Dec. 31, 2012 Restaurants Atlanta, GA		Dec. 31, 2012 Restaurants Atlanta, GA Minimum	Dec. 31, 2012 Restaurants Atlanta, GA Maximum	Dec. 31, 2012 Restaurants Auburn, CA		Dec. 31, 2012 Restaurants Auburn, CA Minimum	Dec. 31, 2012 Restaurants Auburn, CA Maximum	Dec. 31, 2012 Restaurants Aurora, IL		Dec. 31, 2012 Restaurants Aurora, IL Minimum	Dec. 31, 2012 Restaurants Aurora, IL Maximum	Dec. 31, 2012 Restaurants Aurora, IL		Dec. 31, 2012 Restaurants Aurora, IL Minimum	Dec. 31, 2012 Restaurants Aurora, IL Maximum	Dec. 31, 2012 Restaurants Austell, GA		Dec. 31, 2012 Restaurants Austell, GA Minimum	Dec. 31, 2012 Restaurants Austell, GA Maximum	Dec. 31, 2012 Restaurants Austell, GA		Dec. 31, 2012 Restaurants Austell, GA Minimum	Dec. 31, 2012 Restaurants Austell, GA Maximum	Dec. 31, 2012 Restaurants Austintown Township, OH		Dec. 31, 2012 Restaurants Austintown Township, OH Minimum	Dec. 31, 2012 Restaurants Austintown Township, OH Maximum	Dec. 31, 2012 Restaurants Baker, LA		Dec. 31, 2012 Restaurants Baker, LA Minimum	Dec. 31, 2012 Restaurants Baker, LA Maximum	Dec. 31, 2012 Restaurants Bartonville, IL		Dec. 31, 2012 Restaurants Bartonville, IL Minimum	Dec. 31, 2012 Restaurants Bartonville, IL Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Beaumont, TX		Dec. 31, 2012 Restaurants Beaumont, TX Minimum	Dec. 31, 2012 Restaurants Beaumont, TX Maximum	Dec. 31, 2012 Restaurants Bellefontaine, OH		Dec. 31, 2012 Restaurants Bellefontaine, OH Minimum	Dec. 31, 2012 Restaurants Bellefontaine, OH Maximum	Dec. 31, 2012 Restaurants Bentonville, AR		Dec. 31, 2012 Restaurants Bentonville, AR Minimum	Dec. 31, 2012 Restaurants Bentonville, AR Maximum	Dec. 31, 2012 Restaurants Blakely, GA		Dec. 31, 2012 Restaurants Blakely, GA Minimum	Dec. 31, 2012 Restaurants Blakely, GA Maximum	Dec. 31, 2012 Restaurants Bloomingdale, IL		Dec. 31, 2012 Restaurants Bloomingdale, IL Minimum	Dec. 31, 2012 Restaurants Bloomingdale, IL Maximum	Dec. 31, 2012 Restaurants Blue Springs, MO		Dec. 31, 2012 Restaurants Blue Springs, MO Minimum	Dec. 31, 2012 Restaurants Blue Springs, MO Maximum	Dec. 31, 2012 Restaurants Boardman Township, OH		Dec. 31, 2012 Restaurants Boardman Township, OH Minimum	Dec. 31, 2012 Restaurants Boardman Township, OH Maximum	Dec. 31, 2012 Restaurants Boise, ID		Dec. 31, 2012 Restaurants Boise, ID Minimum	Dec. 31, 2012 Restaurants Boise, ID Maximum	Dec. 31, 2012 Restaurants Bolingbrook, IL		Dec. 31, 2012 Restaurants Bolingbrook, IL Minimum	Dec. 31, 2012 Restaurants Bolingbrook, IL Maximum	Dec. 31, 2012 Restaurants Boone, NC		Dec. 31, 2012 Restaurants Boone, NC Minimum	Dec. 31, 2012 Restaurants Boone, NC Maximum	Dec. 31, 2012 Restaurants Borough Of Edinboro, PA		Dec. 31, 2012 Restaurants Borough Of Edinboro, PA Minimum	Dec. 31, 2012 Restaurants Borough Of Edinboro, PA Maximum	Dec. 31, 2012 Restaurants Bowie, MD		Dec. 31, 2012 Restaurants Bowie, MD Minimum	Dec. 31, 2012 Restaurants Bowie, MD Maximum	Dec. 31, 2012 Restaurants Bowie, MD		Dec. 31, 2012 Restaurants Bowie, MD Minimum	Dec. 31, 2012 Restaurants Bowie, MD Maximum	Dec. 31, 2012 Restaurants Branson, MO		Dec. 31, 2012 Restaurants Branson, MO Minimum	Dec. 31, 2012 Restaurants Branson, MO Maximum	Dec. 31, 2012 Restaurants Bristol ,TN		Dec. 31, 2012 Restaurants Bristol ,TN Minimum	Dec. 31, 2012 Restaurants Bristol ,TN Maximum	Dec. 31, 2012 Restaurants Bristol, TN		Dec. 31, 2012 Restaurants Bristol, TN Minimum	Dec. 31, 2012 Restaurants Bristol, TN Maximum	Dec. 31, 2012 Restaurants Bristol, VA		Dec. 31, 2012 Restaurants Bristol, VA Minimum	Dec. 31, 2012 Restaurants Bristol, VA Maximum	Dec. 31, 2012 Restaurants Bristol, VA		Dec. 31, 2012 Restaurants Bristol, VA Minimum	Dec. 31, 2012 Restaurants Bristol, VA Maximum	Dec. 31, 2012 Restaurants Brunswick, GA		Dec. 31, 2012 Restaurants Brunswick, GA Minimum	Dec. 31, 2012 Restaurants Brunswick, GA Maximum	Dec. 31, 2012 Restaurants Bryan, TX		Dec. 31, 2012 Restaurants Bryan, TX Minimum	Dec. 31, 2012 Restaurants Bryan, TX Maximum	Dec. 31, 2012 Restaurants Buckhannon, WV		Dec. 31, 2012 Restaurants Buckhannon, WV Minimum	Dec. 31, 2012 Restaurants Buckhannon, WV Maximum	Dec. 31, 2012 Restaurants Buffalo, MN		Dec. 31, 2012 Restaurants Buffalo, MN Minimum	Dec. 31, 2012 Restaurants Buffalo, MN Maximum	Dec. 31, 2012 Restaurants Buffalo, NY		Dec. 31, 2012 Restaurants Buffalo, NY Minimum	Dec. 31, 2012 Restaurants Buffalo, NY Maximum	Dec. 31, 2012 Restaurants Buffalo, NY		Dec. 31, 2012 Restaurants Buffalo, NY Minimum	Dec. 31, 2012 Restaurants Buffalo, NY Maximum	Dec. 31, 2012 Restaurants Burlington, IA		Dec. 31, 2012 Restaurants Burlington, IA Minimum	Dec. 31, 2012 Restaurants Burlington, IA Maximum	Dec. 31, 2012 Restaurants Burlington, IA		Dec. 31, 2012 Restaurants Burlington, IA Minimum	Dec. 31, 2012 Restaurants Burlington, IA Maximum	Dec. 31, 2012 Restaurants Burr Ridge, IL		Dec. 31, 2012 Restaurants Burr Ridge, IL Minimum	Dec. 31, 2012 Restaurants Burr Ridge, IL Maximum	Dec. 31, 2012 Restaurants Calhoun, GA		Dec. 31, 2012 Restaurants Calhoun, GA Minimum	Dec. 31, 2012 Restaurants Calhoun, GA Maximum	Dec. 31, 2012 Restaurants Canton, MI		Dec. 31, 2012 Restaurants Canton, MI Minimum	Dec. 31, 2012 Restaurants Canton, MI Maximum	Dec. 31, 2012 Restaurants Canton, OH		Dec. 31, 2012 Restaurants Canton, OH Minimum	Dec. 31, 2012 Restaurants Canton, OH Maximum	Dec. 31, 2012 Restaurants Carrollton, GA		Dec. 31, 2012 Restaurants Carrollton, GA Minimum	Dec. 31, 2012 Restaurants Carrollton, GA Maximum	Dec. 31, 2012 Restaurants Carrollton, GA		Dec. 31, 2012 Restaurants Carrollton, GA Minimum	Dec. 31, 2012 Restaurants Carrollton, GA Maximum	Dec. 31, 2012 Restaurants Carrollton, KY		Dec. 31, 2012 Restaurants Carrollton, KY Minimum	Dec. 31, 2012 Restaurants Carrollton, KY Maximum	Dec. 31, 2012 Restaurants Cartersville, GA		Dec. 31, 2012 Restaurants Cartersville, GA Minimum	Dec. 31, 2012 Restaurants Cartersville, GA Maximum	Dec. 31, 2012 Restaurants Cartersville, GA		Dec. 31, 2012 Restaurants Cartersville, GA Minimum	Dec. 31, 2012 Restaurants Cartersville, GA Maximum	Dec. 31, 2012 Restaurants Casper, WY		Dec. 31, 2012 Restaurants Casper, WY Minimum	Dec. 31, 2012 Restaurants Casper, WY Maximum	Dec. 31, 2012 Restaurants Cedar Hill, TX		Dec. 31, 2012 Restaurants Cedar Hill, TX Minimum	Dec. 31, 2012 Restaurants Cedar Hill, TX Maximum	Dec. 31, 2012 Restaurants Charleston, IL		Dec. 31, 2012 Restaurants Charleston, IL Minimum	Dec. 31, 2012 Restaurants Charleston, IL Maximum	Dec. 31, 2012 Restaurants Chatsworth, GA		Dec. 31, 2012 Restaurants Chatsworth, GA Minimum	Dec. 31, 2012 Restaurants Chatsworth, GA Maximum	Dec. 31, 2012 Restaurants Chattanooga, TN		Dec. 31, 2012 Restaurants Chattanooga, TN Minimum	Dec. 31, 2012 Restaurants Chattanooga, TN Maximum	Dec. 31, 2012 Restaurants Chattanooga, TN		Dec. 31, 2012 Restaurants Chattanooga, TN Minimum	Dec. 31, 2012 Restaurants Chattanooga, TN Maximum	Dec. 31, 2012 Restaurants Chattanooga, TN		Dec. 31, 2012 Restaurants Chattanooga, TN Minimum	Dec. 31, 2012 Restaurants Chattanooga, TN Maximum	Dec. 31, 2012 Restaurants Cheektowaga, NY		Dec. 31, 2012 Restaurants Cheektowaga, NY Minimum	Dec. 31, 2012 Restaurants Cheektowaga, NY Maximum	Dec. 31, 2012 Restaurants Chesapeake, VA		Dec. 31, 2012 Restaurants Chesapeake, VA Minimum	Dec. 31, 2012 Restaurants Chesapeake, VA Maximum	Dec. 31, 2012 Restaurants Cheyenne, WY		Dec. 31, 2012 Restaurants Cheyenne, WY Minimum	Dec. 31, 2012 Restaurants Cheyenne, WY Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chickasha, OK		Dec. 31, 2012 Restaurants Chickasha, OK Minimum	Dec. 31, 2012 Restaurants Chickasha, OK Maximum	Dec. 31, 2012 Restaurants Christiansburg, VA		Dec. 31, 2012 Restaurants Christiansburg, VA Minimum	Dec. 31, 2012 Restaurants Christiansburg, VA Maximum	Dec. 31, 2012 Restaurants City of Ashtabula, OH		Dec. 31, 2012 Restaurants City of Ashtabula, OH Minimum	Dec. 31, 2012 Restaurants City of Ashtabula, OH Maximum	Dec. 31, 2012 Restaurants City of Brooklyn, OH		Dec. 31, 2012 Restaurants City of Brooklyn, OH Minimum	Dec. 31, 2012 Restaurants City of Brooklyn, OH Maximum	Dec. 31, 2012 Restaurants City of Canfield, OH		Dec. 31, 2012 Restaurants City of Canfield, OH Minimum	Dec. 31, 2012 Restaurants City of Canfield, OH Maximum	Dec. 31, 2012 Restaurants City Of Corry, PA		Dec. 31, 2012 Restaurants City Of Corry, PA Minimum	Dec. 31, 2012 Restaurants City Of Corry, PA Maximum	Dec. 31, 2012 Restaurants City of Erie, PA		Dec. 31, 2012 Restaurants City of Erie, PA Minimum	Dec. 31, 2012 Restaurants City of Erie, PA Maximum	Dec. 31, 2012 Restaurants City of Middleburg Heights, OH		Dec. 31, 2012 Restaurants City of Middleburg Heights, OH Minimum	Dec. 31, 2012 Restaurants City of Middleburg Heights, OH Maximum	Dec. 31, 2012 Restaurants City of Olean, NY		Dec. 31, 2012 Restaurants City of Olean, NY Minimum	Dec. 31, 2012 Restaurants City of Olean, NY Maximum	Dec. 31, 2012 Restaurants City of Titusville, PA		Dec. 31, 2012 Restaurants City of Titusville, PA Minimum	Dec. 31, 2012 Restaurants City of Titusville, PA Maximum	Dec. 31, 2012 Restaurants City of Warren, PA		Dec. 31, 2012 Restaurants City of Warren, PA Minimum	Dec. 31, 2012 Restaurants City of Warren, PA Maximum	Dec. 31, 2012 Restaurants Clear Lake, IA		Dec. 31, 2012 Restaurants Clear Lake, IA Minimum	Dec. 31, 2012 Restaurants Clear Lake, IA Maximum	Dec. 31, 2012 Restaurants Clearwater, FL		Dec. 31, 2012 Restaurants Clearwater, FL Minimum	Dec. 31, 2012 Restaurants Clearwater, FL Maximum	Dec. 31, 2012 Restaurants Cleveland, TN		Dec. 31, 2012 Restaurants Cleveland, TN Minimum	Dec. 31, 2012 Restaurants Cleveland, TN Maximum	Dec. 31, 2012 Restaurants Clinton, MD		Dec. 31, 2012 Restaurants Clinton, MD Minimum	Dec. 31, 2012 Restaurants Clinton, MD Maximum	Dec. 31, 2012 Restaurants Clinton, TN		Dec. 31, 2012 Restaurants Clinton, TN Minimum	Dec. 31, 2012 Restaurants Clinton, TN Maximum	Dec. 31, 2012 Restaurants Colonie, NY		Dec. 31, 2012 Restaurants Colonie, NY Minimum	Dec. 31, 2012 Restaurants Colonie, NY Maximum	Dec. 31, 2012 Restaurants Colorado Springs, CO		Dec. 31, 2012 Restaurants Colorado Springs, CO Minimum	Dec. 31, 2012 Restaurants Colorado Springs, CO Maximum	Dec. 31, 2012 Restaurants Columbia Heights, MN		Dec. 31, 2012 Restaurants Columbia Heights, MN Minimum	Dec. 31, 2012 Restaurants Columbia Heights, MN Maximum	Dec. 31, 2012 Restaurants Columbus, MS		Dec. 31, 2012 Restaurants Columbus, MS Minimum	Dec. 31, 2012 Restaurants Columbus, MS Maximum	Dec. 31, 2012 Restaurants Columbus, OH		Dec. 31, 2012 Restaurants Columbus, OH Minimum	Dec. 31, 2012 Restaurants Columbus, OH Maximum	Dec. 31, 2012 Restaurants Columbus, OH		Dec. 31, 2012 Restaurants Columbus, OH Minimum	Dec. 31, 2012 Restaurants Columbus, OH Maximum	Dec. 31, 2012 Restaurants Conyers, GA		Dec. 31, 2012 Restaurants Conyers, GA Minimum	Dec. 31, 2012 Restaurants Conyers, GA Maximum	Dec. 31, 2012 Restaurants Conyers, GA		Dec. 31, 2012 Restaurants Conyers, GA Minimum	Dec. 31, 2012 Restaurants Conyers, GA Maximum	Dec. 31, 2012 Restaurants Copperas Cove, TX		Dec. 31, 2012 Restaurants Copperas Cove, TX Minimum	Dec. 31, 2012 Restaurants Copperas Cove, TX Maximum	Dec. 31, 2012 Restaurants Council Bluffs, IA		Dec. 31, 2012 Restaurants Council Bluffs, IA Minimum	Dec. 31, 2012 Restaurants Council Bluffs, IA Maximum	Dec. 31, 2012 Restaurants Covington, GA		Dec. 31, 2012 Restaurants Covington, GA Minimum	Dec. 31, 2012 Restaurants Covington, GA Maximum	Dec. 31, 2012 Restaurants Crawfordsville, IN		Dec. 31, 2012 Restaurants Crawfordsville, IN Minimum	Dec. 31, 2012 Restaurants Crawfordsville, IN Maximum	Dec. 31, 2012 Restaurants Creston, IA		Dec. 31, 2012 Restaurants Creston, IA Minimum	Dec. 31, 2012 Restaurants Creston, IA Maximum	Dec. 31, 2012 Restaurants Crossville, TN		Dec. 31, 2012 Restaurants Crossville, TN Minimum	Dec. 31, 2012 Restaurants Crossville, TN Maximum	Dec. 31, 2012 Restaurants Crossville, TN		Dec. 31, 2012 Restaurants Crossville, TN Minimum	Dec. 31, 2012 Restaurants Crossville, TN Maximum	Dec. 31, 2012 Restaurants Culpeper, VA		Dec. 31, 2012 Restaurants Culpeper, VA Minimum	Dec. 31, 2012 Restaurants Culpeper, VA Maximum	Dec. 31, 2012 Restaurants Cumming, GA		Dec. 31, 2012 Restaurants Cumming, GA Minimum	Dec. 31, 2012 Restaurants Cumming, GA Maximum	Dec. 31, 2012 Restaurants Dallas, TX		Dec. 31, 2012 Restaurants Dallas, TX Minimum	Dec. 31, 2012 Restaurants Dallas, TX Maximum	Dec. 31, 2012 Restaurants Dallas, TX		Dec. 31, 2012 Restaurants Dallas, TX Minimum	Dec. 31, 2012 Restaurants Dallas, TX Maximum	Dec. 31, 2012 Restaurants Danville, IL		Dec. 31, 2012 Restaurants Danville, IL Minimum	Dec. 31, 2012 Restaurants Danville, IL Maximum	Dec. 31, 2012 Restaurants Daphne, AL		Dec. 31, 2012 Restaurants Daphne, AL Minimum	Dec. 31, 2012 Restaurants Daphne, AL Maximum	Dec. 31, 2012 Restaurants Davenport, IA		Dec. 31, 2012 Restaurants Davenport, IA Minimum	Dec. 31, 2012 Restaurants Davenport, IA Maximum	Dec. 31, 2012 Restaurants Davenport, IA		Dec. 31, 2012 Restaurants Davenport, IA Minimum	Dec. 31, 2012 Restaurants Davenport, IA Maximum	Dec. 31, 2012 Restaurants Davenport, IA		Dec. 31, 2012 Restaurants Davenport, IA Minimum	Dec. 31, 2012 Restaurants Davenport, IA Maximum	Dec. 31, 2012 Restaurants Dayton, OH		Dec. 31, 2012 Restaurants Dayton, OH Minimum	Dec. 31, 2012 Restaurants Dayton, OH Maximum	Dec. 31, 2012 Restaurants Dayton, OH		Dec. 31, 2012 Restaurants Dayton, OH Minimum	Dec. 31, 2012 Restaurants Dayton, OH Maximum	Dec. 31, 2012 Restaurants Dayton, TN		Dec. 31, 2012 Restaurants Dayton, TN Minimum	Dec. 31, 2012 Restaurants Dayton, TN Maximum	Dec. 31, 2012 Restaurants De Witt, IA		Dec. 31, 2012 Restaurants De Witt, IA Minimum	Dec. 31, 2012 Restaurants De Witt, IA Maximum	Dec. 31, 2012 Restaurants Decatur, GA		Dec. 31, 2012 Restaurants Decatur, GA Minimum	Dec. 31, 2012 Restaurants Decatur, GA Maximum	Dec. 31, 2012 Restaurants Decatur, IL		Dec. 31, 2012 Restaurants Decatur, IL Minimum	Dec. 31, 2012 Restaurants Decatur, IL Maximum	Dec. 31, 2012 Restaurants Decorah, IA		Dec. 31, 2012 Restaurants Decorah, IA Minimum	Dec. 31, 2012 Restaurants Decorah, IA Maximum	Dec. 31, 2012 Restaurants Deerfield Beach, FL		Dec. 31, 2012 Restaurants Deerfield Beach, FL Minimum	Dec. 31, 2012 Restaurants Deerfield Beach, FL Maximum	Dec. 31, 2012 Restaurants DeKalb, IL		Dec. 31, 2012 Restaurants DeKalb, IL Minimum	Dec. 31, 2012 Restaurants DeKalb, IL Maximum	Dec. 31, 2012 Restaurants Denham Springs, LA		Dec. 31, 2012 Restaurants Denham Springs, LA Minimum	Dec. 31, 2012 Restaurants Denham Springs, LA Maximum	Dec. 31, 2012 Restaurants Des Moines, IA		Dec. 31, 2012 Restaurants Des Moines, IA Minimum	Dec. 31, 2012 Restaurants Des Moines, IA Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Dickinson, ND		Dec. 31, 2012 Restaurants Dickinson, ND Minimum	Dec. 31, 2012 Restaurants Dickinson, ND Maximum	Dec. 31, 2012 Restaurants Douglassville, GA		Dec. 31, 2012 Restaurants Douglassville, GA Minimum	Dec. 31, 2012 Restaurants Douglassville, GA Maximum	Dec. 31, 2012 Restaurants Douglassville, GA		Dec. 31, 2012 Restaurants Douglassville, GA Minimum	Dec. 31, 2012 Restaurants Douglassville, GA Maximum	Dec. 31, 2012 Restaurants Douglasville, GA		Dec. 31, 2012 Restaurants Douglasville, GA Minimum	Dec. 31, 2012 Restaurants Douglasville, GA Maximum	Dec. 31, 2012 Restaurants Dubuque, IA		Dec. 31, 2012 Restaurants Dubuque, IA Minimum	Dec. 31, 2012 Restaurants Dubuque, IA Maximum	Dec. 31, 2012 Restaurants Duluth, MN		Dec. 31, 2012 Restaurants Duluth, MN Minimum	Dec. 31, 2012 Restaurants Duluth, MN Maximum	Dec. 31, 2012 Restaurants Duluth, MN		Dec. 31, 2012 Restaurants Duluth, MN Minimum	Dec. 31, 2012 Restaurants Duluth, MN Maximum	Dec. 31, 2012 Restaurants Dyersville, IA		Dec. 31, 2012 Restaurants Dyersville, IA Minimum	Dec. 31, 2012 Restaurants Dyersville, IA Maximum	Dec. 31, 2012 Restaurants E Aurora, NY		Dec. 31, 2012 Restaurants E Aurora, NY Minimum	Dec. 31, 2012 Restaurants E Aurora, NY Maximum	Dec. 31, 2012 Restaurants Eagle Pass, TX		Dec. 31, 2012 Restaurants Eagle Pass, TX Minimum	Dec. 31, 2012 Restaurants Eagle Pass, TX Maximum	Dec. 31, 2012 Restaurants East Ellijay, GA		Dec. 31, 2012 Restaurants East Ellijay, GA Minimum	Dec. 31, 2012 Restaurants East Ellijay, GA Maximum	Dec. 31, 2012 Restaurants East Moline, IL		Dec. 31, 2012 Restaurants East Moline, IL Minimum	Dec. 31, 2012 Restaurants East Moline, IL Maximum	Dec. 31, 2012 Restaurants East St. Louis, IL		Dec. 31, 2012 Restaurants East St. Louis, IL Minimum	Dec. 31, 2012 Restaurants East St. Louis, IL Maximum	Dec. 31, 2012 Restaurants Edinburg, TX		Dec. 31, 2012 Restaurants Edinburg, TX Minimum	Dec. 31, 2012 Restaurants Edinburg, TX Maximum	Dec. 31, 2012 Restaurants Effingham, IL		Dec. 31, 2012 Restaurants Effingham, IL Minimum	Dec. 31, 2012 Restaurants Effingham, IL Maximum	Dec. 31, 2012 Restaurants Effingham, IL		Dec. 31, 2012 Restaurants Effingham, IL Minimum	Dec. 31, 2012 Restaurants Effingham, IL Maximum	Dec. 31, 2012 Restaurants El Paso, TX		Dec. 31, 2012 Restaurants El Paso, TX Minimum	Dec. 31, 2012 Restaurants El Paso, TX Maximum	Dec. 31, 2012 Restaurants Elgin, IL		Dec. 31, 2012 Restaurants Elgin, IL Minimum	Dec. 31, 2012 Restaurants Elgin, IL Maximum	Dec. 31, 2012 Restaurants Elizabethton, TN		Dec. 31, 2012 Restaurants Elizabethton, TN Minimum	Dec. 31, 2012 Restaurants Elizabethton, TN Maximum	Dec. 31, 2012 Restaurants Elizabethton, TN		Dec. 31, 2012 Restaurants Elizabethton, TN Minimum	Dec. 31, 2012 Restaurants Elizabethton, TN Maximum	Dec. 31, 2012 Restaurants Elk River, MN		Dec. 31, 2012 Restaurants Elk River, MN Minimum	Dec. 31, 2012 Restaurants Elk River, MN Maximum	Dec. 31, 2012 Restaurants Elmwood Park, IL		Dec. 31, 2012 Restaurants Elmwood Park, IL Minimum	Dec. 31, 2012 Restaurants Elmwood Park, IL Maximum	Dec. 31, 2012 Restaurants Emmitsburg, MD		Dec. 31, 2012 Restaurants Emmitsburg, MD Minimum	Dec. 31, 2012 Restaurants Emmitsburg, MD Maximum	Dec. 31, 2012 Restaurants Ephrata, PA		Dec. 31, 2012 Restaurants Ephrata, PA Minimum	Dec. 31, 2012 Restaurants Ephrata, PA Maximum	Dec. 31, 2012 Restaurants Escanaba, MI		Dec. 31, 2012 Restaurants Escanaba, MI Minimum	Dec. 31, 2012 Restaurants Escanaba, MI Maximum	Dec. 31, 2012 Restaurants Eureka, IL		Dec. 31, 2012 Restaurants Eureka, IL Minimum	Dec. 31, 2012 Restaurants Eureka, IL Maximum	Dec. 31, 2012 Restaurants Eustis, FL		Dec. 31, 2012 Restaurants Eustis, FL Minimum	Dec. 31, 2012 Restaurants Eustis, FL Maximum	Dec. 31, 2012 Restaurants Evansville, IN		Dec. 31, 2012 Restaurants Evansville, IN Minimum	Dec. 31, 2012 Restaurants Evansville, IN Maximum	Dec. 31, 2012 Restaurants Fairborn, OH		Dec. 31, 2012 Restaurants Fairborn, OH Minimum	Dec. 31, 2012 Restaurants Fairborn, OH Maximum	Dec. 31, 2012 Restaurants Fairview Heights, IL		Dec. 31, 2012 Restaurants Fairview Heights, IL Minimum	Dec. 31, 2012 Restaurants Fairview Heights, IL Maximum	Dec. 31, 2012 Restaurants Fayetteville, NC		Dec. 31, 2012 Restaurants Fayetteville, NC Minimum	Dec. 31, 2012 Restaurants Fayetteville, NC Maximum	Dec. 31, 2012 Restaurants Fayetteville, NC		Dec. 31, 2012 Restaurants Fayetteville, NC Minimum	Dec. 31, 2012 Restaurants Fayetteville, NC Maximum	Dec. 31, 2012 Restaurants Fayetteville, NC		Dec. 31, 2012 Restaurants Fayetteville, NC Minimum	Dec. 31, 2012 Restaurants Fayetteville, NC Maximum	Dec. 31, 2012 Restaurants Ferguson, MO		Dec. 31, 2012 Restaurants Ferguson, MO Minimum	Dec. 31, 2012 Restaurants Ferguson, MO Maximum	Dec. 31, 2012 Restaurants Flint, MI		Dec. 31, 2012 Restaurants Flint, MI Minimum	Dec. 31, 2012 Restaurants Flint, MI Maximum	Dec. 31, 2012 Restaurants Florence, KY		Dec. 31, 2012 Restaurants Florence, KY Minimum	Dec. 31, 2012 Restaurants Florence, KY Maximum	Dec. 31, 2012 Restaurants Forest City, IA		Dec. 31, 2012 Restaurants Forest City, IA Minimum	Dec. 31, 2012 Restaurants Forest City, IA Maximum	Dec. 31, 2012 Restaurants Forest Park, GA		Dec. 31, 2012 Restaurants Forest Park, GA Minimum	Dec. 31, 2012 Restaurants Forest Park, GA Maximum	Dec. 31, 2012 Restaurants Forsyth, GA		Dec. 31, 2012 Restaurants Forsyth, GA Minimum	Dec. 31, 2012 Restaurants Forsyth, GA Maximum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL		Dec. 31, 2012 Restaurants Fort Lauderdale, FL Minimum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL Maximum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL		Dec. 31, 2012 Restaurants Fort Lauderdale, FL Minimum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL Maximum	Dec. 31, 2012 Restaurants Fort Pierce, FL		Dec. 31, 2012 Restaurants Fort Pierce, FL Minimum	Dec. 31, 2012 Restaurants Fort Pierce, FL Maximum	Dec. 31, 2012 Restaurants Fort Smith, AR		Dec. 31, 2012 Restaurants Fort Smith, AR Minimum	Dec. 31, 2012 Restaurants Fort Smith, AR Maximum	Dec. 31, 2012 Restaurants Fort Smith, AR		Dec. 31, 2012 Restaurants Fort Smith, AR Minimum	Dec. 31, 2012 Restaurants Fort Smith, AR Maximum	Dec. 31, 2012 Restaurants Fort Wayne, IN		Dec. 31, 2012 Restaurants Fort Wayne, IN Minimum	Dec. 31, 2012 Restaurants Fort Wayne, IN Maximum	Dec. 31, 2012 Restaurants Fort Wayne, IN		Dec. 31, 2012 Restaurants Fort Wayne, IN Minimum	Dec. 31, 2012 Restaurants Fort Wayne, IN Maximum	Dec. 31, 2012 Restaurants Fort Wayne, IN		Dec. 31, 2012 Restaurants Fort Wayne, IN Minimum	Dec. 31, 2012 Restaurants Fort Wayne, IN Maximum	Dec. 31, 2012 Restaurants Foster Township, PA		Dec. 31, 2012 Restaurants Foster Township, PA Minimum	Dec. 31, 2012 Restaurants Foster Township, PA Maximum	Dec. 31, 2012 Restaurants Fountain Hills, AZ		Dec. 31, 2012 Restaurants Fountain Hills, AZ Minimum	Dec. 31, 2012 Restaurants Fountain Hills, AZ Maximum	Dec. 31, 2012 Restaurants Frederick, MD		Dec. 31, 2012 Restaurants Frederick, MD Minimum	Dec. 31, 2012 Restaurants Frederick, MD Maximum	Dec. 31, 2012 Restaurants Fredonia, NY		Dec. 31, 2012 Restaurants Fredonia, NY Minimum	Dec. 31, 2012 Restaurants Fredonia, NY Maximum	Dec. 31, 2012 Restaurants Ft Madison, IA		Dec. 31, 2012 Restaurants Ft Madison, IA Minimum	Dec. 31, 2012 Restaurants Ft Madison, IA Maximum	Dec. 31, 2012 Restaurants Ft. Collins, CO		Dec. 31, 2012 Restaurants Ft. Collins, CO Minimum	Dec. 31, 2012 Restaurants Ft. Collins, CO Maximum	Dec. 31, 2012 Restaurants Ft. Myers, FL		Dec. 31, 2012 Restaurants Ft. Myers, FL Minimum	Dec. 31, 2012 Restaurants Ft. Myers, FL Maximum	Dec. 31, 2012 Restaurants Gadsden, AL		Dec. 31, 2012 Restaurants Gadsden, AL Minimum	Dec. 31, 2012 Restaurants Gadsden, AL Maximum	Dec. 31, 2012 Restaurants Garner, NC		Dec. 31, 2012 Restaurants Garner, NC Minimum	Dec. 31, 2012 Restaurants Garner, NC Maximum	Dec. 31, 2012 Restaurants Gary, IN		Dec. 31, 2012 Restaurants Gary, IN Minimum	Dec. 31, 2012 Restaurants Gary, IN Maximum	Dec. 31, 2012 Restaurants Gary, IN		Dec. 31, 2012 Restaurants Gary, IN Minimum	Dec. 31, 2012 Restaurants Gary, IN Maximum	Dec. 31, 2012 Restaurants Gary, IN		Dec. 31, 2012 Restaurants Gary, IN Minimum	Dec. 31, 2012 Restaurants Gary, IN Maximum	Dec. 31, 2012 Restaurants Geneva, AL		Dec. 31, 2012 Restaurants Geneva, AL Minimum	Dec. 31, 2012 Restaurants Geneva, AL Maximum	Dec. 31, 2012 Restaurants Geneva, NY		Dec. 31, 2012 Restaurants Geneva, NY Minimum	Dec. 31, 2012 Restaurants Geneva, NY Maximum	Dec. 31, 2012 Restaurants Gilbert, AZ		Dec. 31, 2012 Restaurants Gilbert, AZ Minimum	Dec. 31, 2012 Restaurants Gilbert, AZ Maximum	Dec. 31, 2012 Restaurants Gilman, IL		Dec. 31, 2012 Restaurants Gilman, IL Minimum	Dec. 31, 2012 Restaurants Gilman, IL Maximum	Dec. 31, 2012 Restaurants Glendale, AZ		Dec. 31, 2012 Restaurants Glendale, AZ Minimum	Dec. 31, 2012 Restaurants Glendale, AZ Maximum	Dec. 31, 2012 Restaurants Glendale, AZ		Dec. 31, 2012 Restaurants Glendale, AZ Minimum	Dec. 31, 2012 Restaurants Glendale, AZ Maximum	Dec. 31, 2012 Restaurants Greensboro, NC		Dec. 31, 2012 Restaurants Greensboro, NC Minimum	Dec. 31, 2012 Restaurants Greensboro, NC Maximum	Dec. 31, 2012 Restaurants Greenville, TN		Dec. 31, 2012 Restaurants Greenville, TN Minimum	Dec. 31, 2012 Restaurants Greenville, TN Maximum	Dec. 31, 2012 Restaurants Greenville, TX		Dec. 31, 2012 Restaurants Greenville, TX Minimum	Dec. 31, 2012 Restaurants Greenville, TX Maximum	Dec. 31, 2012 Restaurants Grove City Borough, PA		Dec. 31, 2012 Restaurants Grove City Borough, PA Minimum	Dec. 31, 2012 Restaurants Grove City Borough, PA Maximum	Dec. 31, 2012 Restaurants Gulfport, MS		Dec. 31, 2012 Restaurants Gulfport, MS Minimum	Dec. 31, 2012 Restaurants Gulfport, MS Maximum	Dec. 31, 2012 Restaurants Gurnee, IL		Dec. 31, 2012 Restaurants Gurnee, IL Minimum	Dec. 31, 2012 Restaurants Gurnee, IL Maximum	Dec. 31, 2012 Restaurants Hagerstown, MD		Dec. 31, 2012 Restaurants Hagerstown, MD Minimum	Dec. 31, 2012 Restaurants Hagerstown, MD Maximum	Dec. 31, 2012 Restaurants Hamilton, NY		Dec. 31, 2012 Restaurants Hamilton, NY Minimum	Dec. 31, 2012 Restaurants Hamilton, NY Maximum	Dec. 31, 2012 Restaurants Hampton, GA		Dec. 31, 2012 Restaurants Hampton, GA Minimum	Dec. 31, 2012 Restaurants Hampton, GA Maximum	Dec. 31, 2012 Restaurants Harborcreek Township, PA		Dec. 31, 2012 Restaurants Harborcreek Township, PA Minimum	Dec. 31, 2012 Restaurants Harborcreek Township, PA Maximum	Dec. 31, 2012 Restaurants Harriman, TN		Dec. 31, 2012 Restaurants Harriman, TN Minimum	Dec. 31, 2012 Restaurants Harriman, TN Maximum	Dec. 31, 2012 Restaurants Harriman, TN		Dec. 31, 2012 Restaurants Harriman, TN Minimum	Dec. 31, 2012 Restaurants Harriman, TN Maximum	Dec. 31, 2012 Restaurants Harrisburg, PA		Dec. 31, 2012 Restaurants Harrisburg, PA Minimum	Dec. 31, 2012 Restaurants Harrisburg, PA Maximum	Dec. 31, 2012 Restaurants Harrisburg, PA		Dec. 31, 2012 Restaurants Harrisburg, PA Minimum	Dec. 31, 2012 Restaurants Harrisburg, PA Maximum	Dec. 31, 2012 Restaurants Harrisburg, PA		Dec. 31, 2012 Restaurants Harrisburg, PA Minimum	Dec. 31, 2012 Restaurants Harrisburg, PA Maximum	Dec. 31, 2012 Restaurants Harvey, IL		Dec. 31, 2012 Restaurants Harvey, IL Minimum	Dec. 31, 2012 Restaurants Harvey, IL Maximum	Dec. 31, 2012 Restaurants Havana, IL		Dec. 31, 2012 Restaurants Havana, IL Minimum	Dec. 31, 2012 Restaurants Havana, IL Maximum	Dec. 31, 2012 Restaurants Hermitage, PA		Dec. 31, 2012 Restaurants Hermitage, PA Minimum	Dec. 31, 2012 Restaurants Hermitage, PA Maximum	Dec. 31, 2012 Restaurants Hibbing, MN		Dec. 31, 2012 Restaurants Hibbing, MN Minimum	Dec. 31, 2012 Restaurants Hibbing, MN Maximum	Dec. 31, 2012 Restaurants Hickory, NC		Dec. 31, 2012 Restaurants Hickory, NC Minimum	Dec. 31, 2012 Restaurants Hickory, NC Maximum	Dec. 31, 2012 Restaurants Hickory, NC		Dec. 31, 2012 Restaurants Hickory, NC Minimum	Dec. 31, 2012 Restaurants Hickory, NC Maximum	Dec. 31, 2012 Restaurants Hilliard, OH		Dec. 31, 2012 Restaurants Hilliard, OH Minimum	Dec. 31, 2012 Restaurants Hilliard, OH Maximum	Dec. 31, 2012 Restaurants Hiram, GA		Dec. 31, 2012 Restaurants Hiram, GA Minimum	Dec. 31, 2012 Restaurants Hiram, GA Maximum	Dec. 31, 2012 Restaurants Hodgkins, IL		Dec. 31, 2012 Restaurants Hodgkins, IL Minimum	Dec. 31, 2012 Restaurants Hodgkins, IL Maximum	Dec. 31, 2012 Restaurants Hope Mills, NC		Dec. 31, 2012 Restaurants Hope Mills, NC Minimum	Dec. 31, 2012 Restaurants Hope Mills, NC Maximum	Dec. 31, 2012 Restaurants Hornell, NY		Dec. 31, 2012 Restaurants Hornell, NY Minimum	Dec. 31, 2012 Restaurants Hornell, NY Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Howland Township, OH		Dec. 31, 2012 Restaurants Howland Township, OH Minimum	Dec. 31, 2012 Restaurants Howland Township, OH Maximum	Dec. 31, 2012 Restaurants Hudson, NC		Dec. 31, 2012 Restaurants Hudson, NC Minimum	Dec. 31, 2012 Restaurants Hudson, NC Maximum	Dec. 31, 2012 Restaurants Hyattsville, MD		Dec. 31, 2012 Restaurants Hyattsville, MD Minimum	Dec. 31, 2012 Restaurants Hyattsville, MD Maximum	Dec. 31, 2012 Restaurants Independence, IA		Dec. 31, 2012 Restaurants Independence, IA Minimum	Dec. 31, 2012 Restaurants Independence, IA Maximum	Dec. 31, 2012 Restaurants Independence, MO		Dec. 31, 2012 Restaurants Independence, MO Minimum	Dec. 31, 2012 Restaurants Independence, MO Maximum	Dec. 31, 2012 Restaurants Independence, MO		Dec. 31, 2012 Restaurants Independence, MO Minimum	Dec. 31, 2012 Restaurants Independence, MO Maximum	Dec. 31, 2012 Restaurants Independence, OH		Dec. 31, 2012 Restaurants Independence, OH Minimum	Dec. 31, 2012 Restaurants Independence, OH Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Jackson, GA		Dec. 31, 2012 Restaurants Jackson, GA Minimum	Dec. 31, 2012 Restaurants Jackson, GA Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jamestown, NY		Dec. 31, 2012 Restaurants Jamestown, NY Minimum	Dec. 31, 2012 Restaurants Jamestown, NY Maximum	Dec. 31, 2012 Restaurants Jockson Township, OH		Dec. 31, 2012 Restaurants Jockson Township, OH Minimum	Dec. 31, 2012 Restaurants Jockson Township, OH Maximum	Dec. 31, 2012 Restaurants Johnson City, TN		Dec. 31, 2012 Restaurants Johnson City, TN Minimum	Dec. 31, 2012 Restaurants Johnson City, TN Maximum	Dec. 31, 2012 Restaurants Joliet, IL		Dec. 31, 2012 Restaurants Joliet, IL Minimum	Dec. 31, 2012 Restaurants Joliet, IL Maximum	Dec. 31, 2012 Restaurants Joliet, IL		Dec. 31, 2012 Restaurants Joliet, IL Minimum	Dec. 31, 2012 Restaurants Joliet, IL Maximum	Dec. 31, 2012 Restaurants Jonesborough, TN		Dec. 31, 2012 Restaurants Jonesborough, TN Minimum	Dec. 31, 2012 Restaurants Jonesborough, TN Maximum	Dec. 31, 2012 Restaurants Kansas City, KS		Dec. 31, 2012 Restaurants Kansas City, KS Minimum	Dec. 31, 2012 Restaurants Kansas City, KS Maximum	Dec. 31, 2012 Restaurants Kansas City, KS		Dec. 31, 2012 Restaurants Kansas City, KS Minimum	Dec. 31, 2012 Restaurants Kansas City, KS Maximum	Dec. 31, 2012 Restaurants Kansas City, MO		Dec. 31, 2012 Restaurants Kansas City, MO Minimum	Dec. 31, 2012 Restaurants Kansas City, MO Maximum	Dec. 31, 2012 Restaurants Kansas City, MO		Dec. 31, 2012 Restaurants Kansas City, MO Minimum	Dec. 31, 2012 Restaurants Kansas City, MO Maximum	Dec. 31, 2012 Restaurants Kennesaw, GA		Dec. 31, 2012 Restaurants Kennesaw, GA Minimum	Dec. 31, 2012 Restaurants Kennesaw, GA Maximum	Dec. 31, 2012 Restaurants Kennesaw, GA		Dec. 31, 2012 Restaurants Kennesaw, GA Minimum	Dec. 31, 2012 Restaurants Kennesaw, GA Maximum	Dec. 31, 2012 Restaurants Kimball, TN		Dec. 31, 2012 Restaurants Kimball, TN Minimum	Dec. 31, 2012 Restaurants Kimball, TN Maximum	Dec. 31, 2012 Restaurants Kingsport, TN		Dec. 31, 2012 Restaurants Kingsport, TN Minimum	Dec. 31, 2012 Restaurants Kingsport, TN Maximum	Dec. 31, 2012 Restaurants Kingsport, TN		Dec. 31, 2012 Restaurants Kingsport, TN Minimum	Dec. 31, 2012 Restaurants Kingsport, TN Maximum	Dec. 31, 2012 Restaurants Kingwood, TX		Dec. 31, 2012 Restaurants Kingwood, TX Minimum	Dec. 31, 2012 Restaurants Kingwood, TX Maximum	Dec. 31, 2012 Restaurants Kingwood, WV		Dec. 31, 2012 Restaurants Kingwood, WV Minimum	Dec. 31, 2012 Restaurants Kingwood, WV Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants La Mesa, CA		Dec. 31, 2012 Restaurants La Mesa, CA Minimum	Dec. 31, 2012 Restaurants La Mesa, CA Maximum	Dec. 31, 2012 Restaurants La Vista, NE		Dec. 31, 2012 Restaurants La Vista, NE Minimum	Dec. 31, 2012 Restaurants La Vista, NE Maximum	Dec. 31, 2012 Restaurants Lafayette, GA		Dec. 31, 2012 Restaurants Lafayette, GA Minimum	Dec. 31, 2012 Restaurants Lafayette, GA Maximum	Dec. 31, 2012 Restaurants Lakeville, MN		Dec. 31, 2012 Restaurants Lakeville, MN Minimum	Dec. 31, 2012 Restaurants Lakeville, MN Maximum	Dec. 31, 2012 Restaurants Lancaster, PA		Dec. 31, 2012 Restaurants Lancaster, PA Minimum	Dec. 31, 2012 Restaurants Lancaster, PA Maximum	Dec. 31, 2012 Restaurants Lander, WY		Dec. 31, 2012 Restaurants Lander, WY Minimum	Dec. 31, 2012 Restaurants Lander, WY Maximum	Dec. 31, 2012 Restaurants Lanham, MD		Dec. 31, 2012 Restaurants Lanham, MD Minimum	Dec. 31, 2012 Restaurants Lanham, MD Maximum	Dec. 31, 2012 Restaurants Lebanon, PA		Dec. 31, 2012 Restaurants Lebanon, PA Minimum	Dec. 31, 2012 Restaurants Lebanon, PA Maximum	Dec. 31, 2012 Restaurants Leeds, AL		Dec. 31, 2012 Restaurants Leeds, AL Minimum	Dec. 31, 2012 Restaurants Leeds, AL Maximum	Dec. 31, 2012 Restaurants Lees Summit, MO		Dec. 31, 2012 Restaurants Lees Summit, MO Minimum	Dec. 31, 2012 Restaurants Lees Summit, MO Maximum	Dec. 31, 2012 Restaurants Lewis Center, OH		Dec. 31, 2012 Restaurants Lewis Center, OH Minimum	Dec. 31, 2012 Restaurants Lewis Center, OH Maximum	Dec. 31, 2012 Restaurants Lexington, KY		Dec. 31, 2012 Restaurants Lexington, KY Minimum	Dec. 31, 2012 Restaurants Lexington, KY Maximum	Dec. 31, 2012 Restaurants Lexington, KY		Dec. 31, 2012 Restaurants Lexington, KY Minimum	Dec. 31, 2012 Restaurants Lexington, KY Maximum	Dec. 31, 2012 Restaurants Lexington, KY		Dec. 31, 2012 Restaurants Lexington, KY Minimum	Dec. 31, 2012 Restaurants Lexington, KY Maximum	Dec. 31, 2012 Restaurants Lillington, NC		Dec. 31, 2012 Restaurants Lillington, NC Minimum	Dec. 31, 2012 Restaurants Lillington, NC Maximum	Dec. 31, 2012 Restaurants Lincoln, IL		Dec. 31, 2012 Restaurants Lincoln, IL Minimum	Dec. 31, 2012 Restaurants Lincoln, IL Maximum	Dec. 31, 2012 Restaurants Lithia Springs, GA		Dec. 31, 2012 Restaurants Lithia Springs, GA Minimum	Dec. 31, 2012 Restaurants Lithia Springs, GA Maximum	Dec. 31, 2012 Restaurants Little Rock, AR		Dec. 31, 2012 Restaurants Little Rock, AR Minimum	Dec. 31, 2012 Restaurants Little Rock, AR Maximum	Dec. 31, 2012 Restaurants Little Rock, AR		Dec. 31, 2012 Restaurants Little Rock, AR Minimum	Dec. 31, 2012 Restaurants Little Rock, AR Maximum	Dec. 31, 2012 Restaurants Lone Tree, CO		Dec. 31, 2012 Restaurants Lone Tree, CO Minimum	Dec. 31, 2012 Restaurants Lone Tree, CO Maximum	Dec. 31, 2012 Restaurants Louisville, KY		Dec. 31, 2012 Restaurants Louisville, KY Minimum	Dec. 31, 2012 Restaurants Louisville, KY Maximum	Dec. 31, 2012 Restaurants Louisville, KY		Dec. 31, 2012 Restaurants Louisville, KY Minimum	Dec. 31, 2012 Restaurants Louisville, KY Maximum	Dec. 31, 2012 Restaurants Louisville, KY		Dec. 31, 2012 Restaurants Louisville, KY Minimum	Dec. 31, 2012 Restaurants Louisville, KY Maximum	Dec. 31, 2012 Restaurants Lubbock, TX		Dec. 31, 2012 Restaurants Lubbock, TX Minimum	Dec. 31, 2012 Restaurants Lubbock, TX Maximum	Dec. 31, 2012 Restaurants Lubbock, TX		Dec. 31, 2012 Restaurants Lubbock, TX Minimum	Dec. 31, 2012 Restaurants Lubbock, TX Maximum	Dec. 31, 2012 Restaurants Lufkin, TX		Dec. 31, 2012 Restaurants Lufkin, TX Minimum	Dec. 31, 2012 Restaurants Lufkin, TX Maximum	Dec. 31, 2012 Restaurants Mableton, GA		Dec. 31, 2012 Restaurants Mableton, GA Minimum	Dec. 31, 2012 Restaurants Mableton, GA Maximum	Dec. 31, 2012 Restaurants Mableton, GA		Dec. 31, 2012 Restaurants Mableton, GA Minimum	Dec. 31, 2012 Restaurants Mableton, GA Maximum	Dec. 31, 2012 Restaurants Madill, OK		Dec. 31, 2012 Restaurants Madill, OK Minimum	Dec. 31, 2012 Restaurants Madill, OK Maximum	Dec. 31, 2012 Restaurants Madison, GA		Dec. 31, 2012 Restaurants Madison, GA Minimum	Dec. 31, 2012 Restaurants Madison, GA Maximum	Dec. 31, 2012 Restaurants Madisonville, KY		Dec. 31, 2012 Restaurants Madisonville, KY Minimum	Dec. 31, 2012 Restaurants Madisonville, KY Maximum	Dec. 31, 2012 Restaurants Manchester, IA		Dec. 31, 2012 Restaurants Manchester, IA Minimum	Dec. 31, 2012 Restaurants Manchester, IA Maximum	Dec. 31, 2012 Restaurants Mansfield, OH		Dec. 31, 2012 Restaurants Mansfield, OH Minimum	Dec. 31, 2012 Restaurants Mansfield, OH Maximum	Dec. 31, 2012 Restaurants Mansfield, TX		Dec. 31, 2012 Restaurants Mansfield, TX Minimum	Dec. 31, 2012 Restaurants Mansfield, TX Maximum	Dec. 31, 2012 Restaurants Maple Grove, MN		Dec. 31, 2012 Restaurants Maple Grove, MN Minimum	Dec. 31, 2012 Restaurants Maple Grove, MN Maximum	Dec. 31, 2012 Restaurants Maplewood, MN		Dec. 31, 2012 Restaurants Maplewood, MN Minimum	Dec. 31, 2012 Restaurants Maplewood, MN Maximum	Dec. 31, 2012 Restaurants Maplewood, MO		Dec. 31, 2012 Restaurants Maplewood, MO Minimum	Dec. 31, 2012 Restaurants Maplewood, MO Maximum	Dec. 31, 2012 Restaurants Maquoketa, IA		Dec. 31, 2012 Restaurants Maquoketa, IA Minimum	Dec. 31, 2012 Restaurants Maquoketa, IA Maximum	Dec. 31, 2012 Restaurants Marietta, GA		Dec. 31, 2012 Restaurants Marietta, GA Minimum	Dec. 31, 2012 Restaurants Marietta, GA Maximum	Dec. 31, 2012 Restaurants Marietta, GA		Dec. 31, 2012 Restaurants Marietta, GA Minimum	Dec. 31, 2012 Restaurants Marietta, GA Maximum	Dec. 31, 2012 Restaurants Marion, IN		Dec. 31, 2012 Restaurants Marion, IN Minimum	Dec. 31, 2012 Restaurants Marion, IN Maximum	Dec. 31, 2012 Restaurants Mars, PA		Dec. 31, 2012 Restaurants Mars, PA Minimum	Dec. 31, 2012 Restaurants Mars, PA Maximum	Dec. 31, 2012 Restaurants Marshall, MN		Dec. 31, 2012 Restaurants Marshall, MN Minimum	Dec. 31, 2012 Restaurants Marshall, MN Maximum	Dec. 31, 2012 Restaurants Martinsburg, WV		Dec. 31, 2012 Restaurants Martinsburg, WV Minimum	Dec. 31, 2012 Restaurants Martinsburg, WV Maximum	Dec. 31, 2012 Restaurants Maryville, TN		Dec. 31, 2012 Restaurants Maryville, TN Minimum	Dec. 31, 2012 Restaurants Maryville, TN Maximum	Dec. 31, 2012 Restaurants Matteson, IL		Dec. 31, 2012 Restaurants Matteson, IL Minimum	Dec. 31, 2012 Restaurants Matteson, IL Maximum	Dec. 31, 2012 Restaurants Maumee, OH		Dec. 31, 2012 Restaurants Maumee, OH Minimum	Dec. 31, 2012 Restaurants Maumee, OH Maximum	Dec. 31, 2012 Restaurants Mayfield, KY		Dec. 31, 2012 Restaurants Mayfield, KY Minimum	Dec. 31, 2012 Restaurants Mayfield, KY Maximum	Dec. 31, 2012 Restaurants Mayfield, KY		Dec. 31, 2012 Restaurants Mayfield, KY Minimum	Dec. 31, 2012 Restaurants Mayfield, KY Maximum	Dec. 31, 2012 Restaurants McAllen, TX		Dec. 31, 2012 Restaurants McAllen, TX Minimum	Dec. 31, 2012 Restaurants McAllen, TX Maximum	Dec. 31, 2012 Restaurants McDonough, GA		Dec. 31, 2012 Restaurants McDonough, GA Minimum	Dec. 31, 2012 Restaurants McDonough, GA Maximum	Dec. 31, 2012 Restaurants Mebane, NC		Dec. 31, 2012 Restaurants Mebane, NC Minimum	Dec. 31, 2012 Restaurants Mebane, NC Maximum	Dec. 31, 2012 Restaurants Mechanicsburg, PA		Dec. 31, 2012 Restaurants Mechanicsburg, PA Minimum	Dec. 31, 2012 Restaurants Mechanicsburg, PA Maximum	Dec. 31, 2012 Restaurants Mechanicsburg, PA		Dec. 31, 2012 Restaurants Mechanicsburg, PA Minimum	Dec. 31, 2012 Restaurants Mechanicsburg, PA Maximum	Dec. 31, 2012 Restaurants Melbourne, FL		Dec. 31, 2012 Restaurants Melbourne, FL Minimum	Dec. 31, 2012 Restaurants Melbourne, FL Maximum	Dec. 31, 2012 Restaurants Mentor, OH		Dec. 31, 2012 Restaurants Mentor, OH Minimum	Dec. 31, 2012 Restaurants Mentor, OH Maximum	Dec. 31, 2012 Restaurants Mesa, AZ		Dec. 31, 2012 Restaurants Mesa, AZ Minimum	Dec. 31, 2012 Restaurants Mesa, AZ Maximum	Dec. 31, 2012 Restaurants Mesa, AZ		Dec. 31, 2012 Restaurants Mesa, AZ Minimum	Dec. 31, 2012 Restaurants Mesa, AZ Maximum	Dec. 31, 2012 Restaurants Miami, FL		Dec. 31, 2012 Restaurants Miami, FL Minimum	Dec. 31, 2012 Restaurants Miami, FL Maximum	Dec. 31, 2012 Restaurants Miami, FL		Dec. 31, 2012 Restaurants Miami, FL Minimum	Dec. 31, 2012 Restaurants Miami, FL Maximum	Dec. 31, 2012 Restaurants Midlothian, VA		Dec. 31, 2012 Restaurants Midlothian, VA Minimum	Dec. 31, 2012 Restaurants Midlothian, VA Maximum	Dec. 31, 2012 Restaurants Milan, IL		Dec. 31, 2012 Restaurants Milan, IL Minimum	Dec. 31, 2012 Restaurants Milan, IL Maximum	Dec. 31, 2012 Restaurants Millcreek Township, PA		Dec. 31, 2012 Restaurants Millcreek Township, PA Minimum	Dec. 31, 2012 Restaurants Millcreek Township, PA Maximum	Dec. 31, 2012 Restaurants Milwaukee, WI		Dec. 31, 2012 Restaurants Milwaukee, WI Minimum	Dec. 31, 2012 Restaurants Milwaukee, WI Maximum	Dec. 31, 2012 Restaurants Minneapolis, MN		Dec. 31, 2012 Restaurants Minneapolis, MN Minimum	Dec. 31, 2012 Restaurants Minneapolis, MN Maximum	Dec. 31, 2012 Restaurants Mobile, AL		Dec. 31, 2012 Restaurants Mobile, AL Minimum	Dec. 31, 2012 Restaurants Mobile, AL Maximum	Dec. 31, 2012 Restaurants Moline, IL		Dec. 31, 2012 Restaurants Moline, IL Minimum	Dec. 31, 2012 Restaurants Moline, IL Maximum	Dec. 31, 2012 Restaurants Moncks Corner, SC		Dec. 31, 2012 Restaurants Moncks Corner, SC Minimum	Dec. 31, 2012 Restaurants Moncks Corner, SC Maximum	Dec. 31, 2012 Restaurants Monroe Township, PA		Dec. 31, 2012 Restaurants Monroe Township, PA Minimum	Dec. 31, 2012 Restaurants Monroe Township, PA Maximum	Dec. 31, 2012 Restaurants Mooresville, IN		Dec. 31, 2012 Restaurants Mooresville, IN Minimum	Dec. 31, 2012 Restaurants Mooresville, IN Maximum	Dec. 31, 2012 Restaurants Morristown, TN		Dec. 31, 2012 Restaurants Morristown, TN Minimum	Dec. 31, 2012 Restaurants Morristown, TN Maximum	Dec. 31, 2012 Restaurants Morristown, TN		Dec. 31, 2012 Restaurants Morristown, TN Minimum	Dec. 31, 2012 Restaurants Morristown, TN Maximum	Dec. 31, 2012 Restaurants Morrow, GA		Dec. 31, 2012 Restaurants Morrow, GA Minimum	Dec. 31, 2012 Restaurants Morrow, GA Maximum	Dec. 31, 2012 Restaurants Morrow, GA		Dec. 31, 2012 Restaurants Morrow, GA Minimum	Dec. 31, 2012 Restaurants Morrow, GA Maximum	Dec. 31, 2012 Restaurants Moss Point, MS		Dec. 31, 2012 Restaurants Moss Point, MS Minimum	Dec. 31, 2012 Restaurants Moss Point, MS Maximum	Dec. 31, 2012 Restaurants Mount Carmel, TN		Dec. 31, 2012 Restaurants Mount Carmel, TN Minimum	Dec. 31, 2012 Restaurants Mount Carmel, TN Maximum	Dec. 31, 2012 Restaurants Mount Pleasant, MI		Dec. 31, 2012 Restaurants Mount Pleasant, MI Minimum	Dec. 31, 2012 Restaurants Mount Pleasant, MI Maximum	Dec. 31, 2012 Restaurants Mt. Pleasant, MI		Dec. 31, 2012 Restaurants Mt. Pleasant, MI Minimum	Dec. 31, 2012 Restaurants Mt. Pleasant, MI Maximum	Dec. 31, 2012 Restaurants Muskogee, OK		Dec. 31, 2012 Restaurants Muskogee, OK Minimum	Dec. 31, 2012 Restaurants Muskogee, OK Maximum	Dec. 31, 2012 Restaurants Nappanee, IN		Dec. 31, 2012 Restaurants Nappanee, IN Minimum	Dec. 31, 2012 Restaurants Nappanee, IN Maximum	Dec. 31, 2012 Restaurants New Albany, IN		Dec. 31, 2012 Restaurants New Albany, IN Minimum	Dec. 31, 2012 Restaurants New Albany, IN Maximum	Dec. 31, 2012 Restaurants New Cumberland, PA		Dec. 31, 2012 Restaurants New Cumberland, PA Minimum	Dec. 31, 2012 Restaurants New Cumberland, PA Maximum	Dec. 31, 2012 Restaurants New Orleans, LA		Dec. 31, 2012 Restaurants New Orleans, LA Minimum	Dec. 31, 2012 Restaurants New Orleans, LA Maximum	Dec. 31, 2012 Restaurants Newport News, VA		Dec. 31, 2012 Restaurants Newport News, VA Minimum	Dec. 31, 2012 Restaurants Newport News, VA Maximum	Dec. 31, 2012 Restaurants Niagara Falls, NY		Dec. 31, 2012 Restaurants Niagara Falls, NY Minimum	Dec. 31, 2012 Restaurants Niagara Falls, NY Maximum	Dec. 31, 2012 Restaurants Norcross, GA		Dec. 31, 2012 Restaurants Norcross, GA Minimum	Dec. 31, 2012 Restaurants Norcross, GA Maximum	Dec. 31, 2012 Restaurants Normal, IL		Dec. 31, 2012 Restaurants Normal, IL Minimum	Dec. 31, 2012 Restaurants Normal, IL Maximum	Dec. 31, 2012 Restaurants Norman, OK		Dec. 31, 2012 Restaurants Norman, OK Minimum	Dec. 31, 2012 Restaurants Norman, OK Maximum	Dec. 31, 2012 Restaurants Normandy, MO		Dec. 31, 2012 Restaurants Normandy, MO Minimum	Dec. 31, 2012 Restaurants Normandy, MO Maximum	Dec. 31, 2012 Restaurants North Canton, OH		Dec. 31, 2012 Restaurants North Canton, OH Minimum	Dec. 31, 2012 Restaurants North Canton, OH Maximum	Dec. 31, 2012 Restaurants North Little Rock, AR		Dec. 31, 2012 Restaurants North Little Rock, AR Minimum	Dec. 31, 2012 Restaurants North Little Rock, AR Maximum	Dec. 31, 2012 Restaurants Oak Ridge, TN		Dec. 31, 2012 Restaurants Oak Ridge, TN Minimum	Dec. 31, 2012 Restaurants Oak Ridge, TN Maximum	Dec. 31, 2012 Restaurants Oak Ridge, TN		Dec. 31, 2012 Restaurants Oak Ridge, TN Minimum	Dec. 31, 2012 Restaurants Oak Ridge, TN Maximum	Dec. 31, 2012 Restaurants Omaha, NE		Dec. 31, 2012 Restaurants Omaha, NE Minimum	Dec. 31, 2012 Restaurants Omaha, NE Maximum	Dec. 31, 2012 Restaurants Omaha, NE		Dec. 31, 2012 Restaurants Omaha, NE Minimum	Dec. 31, 2012 Restaurants Omaha, NE Maximum	Dec. 31, 2012 Restaurants Orange City, FL		Dec. 31, 2012 Restaurants Orange City, FL Minimum	Dec. 31, 2012 Restaurants Orange City, FL Maximum	Dec. 31, 2012 Restaurants Orlando, FL		Dec. 31, 2012 Restaurants Orlando, FL Minimum	Dec. 31, 2012 Restaurants Orlando, FL Maximum	Dec. 31, 2012 Restaurants Orlando, FL		Dec. 31, 2012 Restaurants Orlando, FL Minimum	Dec. 31, 2012 Restaurants Orlando, FL Maximum	Dec. 31, 2012 Restaurants Orlando, FL		Dec. 31, 2012 Restaurants Orlando, FL Minimum	Dec. 31, 2012 Restaurants Orlando, FL Maximum	Dec. 31, 2012 Restaurants Oshkosh, WI		Dec. 31, 2012 Restaurants Oshkosh, WI Minimum	Dec. 31, 2012 Restaurants Oshkosh, WI Maximum	Dec. 31, 2012 Restaurants Overland, MO		Dec. 31, 2012 Restaurants Overland, MO Minimum	Dec. 31, 2012 Restaurants Overland, MO Maximum	Dec. 31, 2012 Restaurants Owensboro, KY		Dec. 31, 2012 Restaurants Owensboro, KY Minimum	Dec. 31, 2012 Restaurants Owensboro, KY Maximum	Dec. 31, 2012 Restaurants Paducah, KY		Dec. 31, 2012 Restaurants Paducah, KY Minimum	Dec. 31, 2012 Restaurants Paducah, KY Maximum	Dec. 31, 2012 Restaurants Palatine, IL		Dec. 31, 2012 Restaurants Palatine, IL Minimum	Dec. 31, 2012 Restaurants Palatine, IL Maximum	Dec. 31, 2012 Restaurants Pana, IL		Dec. 31, 2012 Restaurants Pana, IL Minimum	Dec. 31, 2012 Restaurants Pana, IL Maximum	Dec. 31, 2012 Restaurants Parkersburg, WV		Dec. 31, 2012 Restaurants Parkersburg, WV Minimum	Dec. 31, 2012 Restaurants Parkersburg, WV Maximum	Dec. 31, 2012 Restaurants Parkersburg, WV		Dec. 31, 2012 Restaurants Parkersburg, WV Minimum	Dec. 31, 2012 Restaurants Parkersburg, WV Maximum	Dec. 31, 2012 Restaurants Parma Heights, OH		Dec. 31, 2012 Restaurants Parma Heights, OH Minimum	Dec. 31, 2012 Restaurants Parma Heights, OH Maximum	Dec. 31, 2012 Restaurants Pasadena, TX		Dec. 31, 2012 Restaurants Pasadena, TX Minimum	Dec. 31, 2012 Restaurants Pasadena, TX Maximum	Dec. 31, 2012 Restaurants Pasadena, TX		Dec. 31, 2012 Restaurants Pasadena, TX Minimum	Dec. 31, 2012 Restaurants Pasadena, TX Maximum	Dec. 31, 2012 Restaurants Paxton, IL		Dec. 31, 2012 Restaurants Paxton, IL Minimum	Dec. 31, 2012 Restaurants Paxton, IL Maximum	Dec. 31, 2012 Restaurants Pensacola, FL		Dec. 31, 2012 Restaurants Pensacola, FL Minimum	Dec. 31, 2012 Restaurants Pensacola, FL Maximum	Dec. 31, 2012 Restaurants Peoria, IL		Dec. 31, 2012 Restaurants Peoria, IL Minimum	Dec. 31, 2012 Restaurants Peoria, IL Maximum	Dec. 31, 2012 Restaurants Peoria, IL		Dec. 31, 2012 Restaurants Peoria, IL Minimum	Dec. 31, 2012 Restaurants Peoria, IL Maximum	Dec. 31, 2012 Restaurants Peoria, IL		Dec. 31, 2012 Restaurants Peoria, IL Minimum	Dec. 31, 2012 Restaurants Peoria, IL Maximum	Dec. 31, 2012 Restaurants Philippi, WV		Dec. 31, 2012 Restaurants Philippi, WV Minimum	Dec. 31, 2012 Restaurants Philippi, WV Maximum	Dec. 31, 2012 Restaurants Phoenix, AZ		Dec. 31, 2012 Restaurants Phoenix, AZ Minimum	Dec. 31, 2012 Restaurants Phoenix, AZ Maximum	Dec. 31, 2012 Restaurants Pineville, LA		Dec. 31, 2012 Restaurants Pineville, LA Minimum	Dec. 31, 2012 Restaurants Pineville, LA Maximum	Dec. 31, 2012 Restaurants Pittsburgh, PA		Dec. 31, 2012 Restaurants Pittsburgh, PA Minimum	Dec. 31, 2012 Restaurants Pittsburgh, PA Maximum	Dec. 31, 2012 Restaurants Plano, TX		Dec. 31, 2012 Restaurants Plano, TX Minimum	Dec. 31, 2012 Restaurants Plano, TX Maximum	Dec. 31, 2012 Restaurants Port Allen, LA		Dec. 31, 2012 Restaurants Port Allen, LA Minimum	Dec. 31, 2012 Restaurants Port Allen, LA Maximum	Dec. 31, 2012 Restaurants Powell, TN		Dec. 31, 2012 Restaurants Powell, TN Minimum	Dec. 31, 2012 Restaurants Powell, TN Maximum	Dec. 31, 2012 Restaurants Pulaski, VA		Dec. 31, 2012 Restaurants Pulaski, VA Minimum	Dec. 31, 2012 Restaurants Pulaski, VA Maximum	Dec. 31, 2012 Restaurants Quincy, FL		Dec. 31, 2012 Restaurants Quincy, FL Minimum	Dec. 31, 2012 Restaurants Quincy, FL Maximum	Dec. 31, 2012 Restaurants Radford, VA		Dec. 31, 2012 Restaurants Radford, VA Minimum	Dec. 31, 2012 Restaurants Radford, VA Maximum	Dec. 31, 2012 Restaurants Rapid City, SD		Dec. 31, 2012 Restaurants Rapid City, SD Minimum	Dec. 31, 2012 Restaurants Rapid City, SD Maximum	Dec. 31, 2012 Restaurants Rawlins, WY		Dec. 31, 2012 Restaurants Rawlins, WY Minimum	Dec. 31, 2012 Restaurants Rawlins, WY Maximum	Dec. 31, 2012 Restaurants Red Bank, TN		Dec. 31, 2012 Restaurants Red Bank, TN Minimum	Dec. 31, 2012 Restaurants Red Bank, TN Maximum	Dec. 31, 2012 Restaurants Reston, VA		Dec. 31, 2012 Restaurants Reston, VA Minimum	Dec. 31, 2012 Restaurants Reston, VA Maximum	Dec. 31, 2012 Restaurants Richmond, VA		Dec. 31, 2012 Restaurants Richmond, VA Minimum	Dec. 31, 2012 Restaurants Richmond, VA Maximum	Dec. 31, 2012 Restaurants Richmond, VA		Dec. 31, 2012 Restaurants Richmond, VA Minimum	Dec. 31, 2012 Restaurants Richmond, VA Maximum	Dec. 31, 2012 Restaurants Ringgold, GA		Dec. 31, 2012 Restaurants Ringgold, GA Minimum	Dec. 31, 2012 Restaurants Ringgold, GA Maximum	Dec. 31, 2012 Restaurants Rio Grande City, TX		Dec. 31, 2012 Restaurants Rio Grande City, TX Minimum	Dec. 31, 2012 Restaurants Rio Grande City, TX Maximum	Dec. 31, 2012 Restaurants Roanoke, VA		Dec. 31, 2012 Restaurants Roanoke, VA Minimum	Dec. 31, 2012 Restaurants Roanoke, VA Maximum	Dec. 31, 2012 Restaurants Rochester, MN		Dec. 31, 2012 Restaurants Rochester, MN Minimum	Dec. 31, 2012 Restaurants Rochester, MN Maximum	Dec. 31, 2012 Restaurants Rock Falls, IL		Dec. 31, 2012 Restaurants Rock Falls, IL Minimum	Dec. 31, 2012 Restaurants Rock Falls, IL Maximum	Dec. 31, 2012 Restaurants Rock Hill, SC		Dec. 31, 2012 Restaurants Rock Hill, SC Minimum	Dec. 31, 2012 Restaurants Rock Hill, SC Maximum	Dec. 31, 2012 Restaurants Rock Island, IL		Dec. 31, 2012 Restaurants Rock Island, IL Minimum	Dec. 31, 2012 Restaurants Rock Island, IL Maximum	Dec. 31, 2012 Restaurants Rogersville, TN		Dec. 31, 2012 Restaurants Rogersville, TN Minimum	Dec. 31, 2012 Restaurants Rogersville, TN Maximum	Dec. 31, 2012 Restaurants Romeoville, IL		Dec. 31, 2012 Restaurants Romeoville, IL Minimum	Dec. 31, 2012 Restaurants Romeoville, IL Maximum	Dec. 31, 2012 Restaurants Roswell, GA		Dec. 31, 2012 Restaurants Roswell, GA Minimum	Dec. 31, 2012 Restaurants Roswell, GA Maximum	Dec. 31, 2012 Restaurants Round Lake Beach, IL		Dec. 31, 2012 Restaurants Round Lake Beach, IL Minimum	Dec. 31, 2012 Restaurants Round Lake Beach, IL Maximum	Dec. 31, 2012 Restaurants Saint Ann, MO		Dec. 31, 2012 Restaurants Saint Ann, MO Minimum	Dec. 31, 2012 Restaurants Saint Ann, MO Maximum	Dec. 31, 2012 Restaurants Saint Cloud, FL		Dec. 31, 2012 Restaurants Saint Cloud, FL Minimum	Dec. 31, 2012 Restaurants Saint Cloud, FL Maximum	Dec. 31, 2012 Restaurants St. Louis, MO		Dec. 31, 2012 Restaurants St. Louis, MO Minimum	Dec. 31, 2012 Restaurants St. Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants Salem, IL		Dec. 31, 2012 Restaurants Salem, IL Minimum	Dec. 31, 2012 Restaurants Salem, IL Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants Sandusky, OH		Dec. 31, 2012 Restaurants Sandusky, OH Minimum	Dec. 31, 2012 Restaurants Sandusky, OH Maximum	Dec. 31, 2012 Restaurants Sauk Centre, MN		Dec. 31, 2012 Restaurants Sauk Centre, MN Minimum	Dec. 31, 2012 Restaurants Sauk Centre, MN Maximum	Dec. 31, 2012 Restaurants Sauk Rapids, MN		Dec. 31, 2012 Restaurants Sauk Rapids, MN Minimum	Dec. 31, 2012 Restaurants Sauk Rapids, MN Maximum	Dec. 31, 2012 Restaurants Sedalia, MO		Dec. 31, 2012 Restaurants Sedalia, MO Minimum	Dec. 31, 2012 Restaurants Sedalia, MO Maximum	Dec. 31, 2012 Restaurants Shelbyville, IL		Dec. 31, 2012 Restaurants Shelbyville, IL Minimum	Dec. 31, 2012 Restaurants Shelbyville, IL Maximum	Dec. 31, 2012 Restaurants Shelbyville, IN		Dec. 31, 2012 Restaurants Shelbyville, IN Minimum	Dec. 31, 2012 Restaurants Shelbyville, IN Maximum	Dec. 31, 2012 Restaurants Sherman, TX		Dec. 31, 2012 Restaurants Sherman, TX Minimum	Dec. 31, 2012 Restaurants Sherman, TX Maximum	Dec. 31, 2012 Restaurants Shreveport, LA		Dec. 31, 2012 Restaurants Shreveport, LA Minimum	Dec. 31, 2012 Restaurants Shreveport, LA Maximum	Dec. 31, 2012 Restaurants Silver Spring, MD		Dec. 31, 2012 Restaurants Silver Spring, MD Minimum	Dec. 31, 2012 Restaurants Silver Spring, MD Maximum	Dec. 31, 2012 Restaurants So. Parkersburg , WV		Dec. 31, 2012 Restaurants So. Parkersburg , WV Minimum	Dec. 31, 2012 Restaurants So. Parkersburg , WV Maximum	Dec. 31, 2012 Restaurants Soddy Daisy, TN		Dec. 31, 2012 Restaurants Soddy Daisy, TN Minimum	Dec. 31, 2012 Restaurants Soddy Daisy, TN Maximum	Dec. 31, 2012 Restaurants South Charleston, WV		Dec. 31, 2012 Restaurants South Charleston, WV Minimum	Dec. 31, 2012 Restaurants South Charleston, WV Maximum	Dec. 31, 2012 Restaurants Springfield, IL		Dec. 31, 2012 Restaurants Springfield, IL Minimum	Dec. 31, 2012 Restaurants Springfield, IL Maximum	Dec. 31, 2012 Restaurants Springfield, IL		Dec. 31, 2012 Restaurants Springfield, IL Minimum	Dec. 31, 2012 Restaurants Springfield, IL Maximum	Dec. 31, 2012 Restaurants Springfield, IL		Dec. 31, 2012 Restaurants Springfield, IL Minimum	Dec. 31, 2012 Restaurants Springfield, IL Maximum	Dec. 31, 2012 Restaurants Springfield, MO		Dec. 31, 2012 Restaurants Springfield, MO Minimum	Dec. 31, 2012 Restaurants Springfield, MO Maximum	Dec. 31, 2012 Restaurants Springfield, MO		Dec. 31, 2012 Restaurants Springfield, MO Minimum	Dec. 31, 2012 Restaurants Springfield, MO Maximum	Dec. 31, 2012 Restaurants Springville, NY		Dec. 31, 2012 Restaurants Springville, NY Minimum	Dec. 31, 2012 Restaurants Springville, NY Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants Statesboro, GA		Dec. 31, 2012 Restaurants Statesboro, GA Minimum	Dec. 31, 2012 Restaurants Statesboro, GA Maximum	Dec. 31, 2012 Restaurants Sterling Heights, MI		Dec. 31, 2012 Restaurants Sterling Heights, MI Minimum	Dec. 31, 2012 Restaurants Sterling Heights, MI Maximum	Dec. 31, 2012 Restaurants Stillwater, MN		Dec. 31, 2012 Restaurants Stillwater, MN Minimum	Dec. 31, 2012 Restaurants Stillwater, MN Maximum	Dec. 31, 2012 Restaurants Stockbridge, GA		Dec. 31, 2012 Restaurants Stockbridge, GA Minimum	Dec. 31, 2012 Restaurants Stockbridge, GA Maximum	Dec. 31, 2012 Restaurants Stone Mountain, GA		Dec. 31, 2012 Restaurants Stone Mountain, GA Minimum	Dec. 31, 2012 Restaurants Stone Mountain, GA Maximum	Dec. 31, 2012 Restaurants Sun City, AZ		Dec. 31, 2012 Restaurants Sun City, AZ Minimum	Dec. 31, 2012 Restaurants Sun City, AZ Maximum	Dec. 31, 2012 Restaurants Superior, WI		Dec. 31, 2012 Restaurants Superior, WI Minimum	Dec. 31, 2012 Restaurants Superior, WI Maximum	Dec. 31, 2012 Restaurants Sweetwater, TN		Dec. 31, 2012 Restaurants Sweetwater, TN Minimum	Dec. 31, 2012 Restaurants Sweetwater, TN Maximum	Dec. 31, 2012 Restaurants Sweetwater, TN		Dec. 31, 2012 Restaurants Sweetwater, TN Minimum	Dec. 31, 2012 Restaurants Sweetwater, TN Maximum	Dec. 31, 2012 Restaurants Tarentum, PA		Dec. 31, 2012 Restaurants Tarentum, PA Minimum	Dec. 31, 2012 Restaurants Tarentum, PA Maximum	Dec. 31, 2012 Restaurants Taylorville, IL		Dec. 31, 2012 Restaurants Taylorville, IL Minimum	Dec. 31, 2012 Restaurants Taylorville, IL Maximum	Dec. 31, 2012 Restaurants Tempe, AZ		Dec. 31, 2012 Restaurants Tempe, AZ Minimum	Dec. 31, 2012 Restaurants Tempe, AZ Maximum	Dec. 31, 2012 Restaurants Thurmont, MD		Dec. 31, 2012 Restaurants Thurmont, MD Minimum	Dec. 31, 2012 Restaurants Thurmont, MD Maximum	Dec. 31, 2012 Restaurants Tipp City, OH		Dec. 31, 2012 Restaurants Tipp City, OH Minimum	Dec. 31, 2012 Restaurants Tipp City, OH Maximum	Dec. 31, 2012 Restaurants Tipton, IA		Dec. 31, 2012 Restaurants Tipton, IA Minimum	Dec. 31, 2012 Restaurants Tipton, IA Maximum	Dec. 31, 2012 Restaurants Tooele, UT		Dec. 31, 2012 Restaurants Tooele, UT Minimum	Dec. 31, 2012 Restaurants Tooele, UT Maximum	Dec. 31, 2012 Restaurants Trenton, GA		Dec. 31, 2012 Restaurants Trenton, GA Minimum	Dec. 31, 2012 Restaurants Trenton, GA Maximum	Dec. 31, 2012 Restaurants Tulsa, OK		Dec. 31, 2012 Restaurants Tulsa, OK Minimum	Dec. 31, 2012 Restaurants Tulsa, OK Maximum	Dec. 31, 2012 Restaurants Tulsa, OK		Dec. 31, 2012 Restaurants Tulsa, OK Minimum	Dec. 31, 2012 Restaurants Tulsa, OK Maximum	Dec. 31, 2012 Restaurants Two Harbors, MN		Dec. 31, 2012 Restaurants Two Harbors, MN Minimum	Dec. 31, 2012 Restaurants Two Harbors, MN Maximum	Dec. 31, 2012 Restaurants Upper Marlboro, MD		Dec. 31, 2012 Restaurants Upper Marlboro, MD Minimum	Dec. 31, 2012 Restaurants Upper Marlboro, MD Maximum	Dec. 31, 2012 Restaurants Valdosta, GA		Dec. 31, 2012 Restaurants Valdosta, GA Minimum	Dec. 31, 2012 Restaurants Valdosta, GA Maximum	Dec. 31, 2012 Restaurants Vandalia, IL		Dec. 31, 2012 Restaurants Vandalia, IL Minimum	Dec. 31, 2012 Restaurants Vandalia, IL Maximum	Dec. 31, 2012 Restaurants Vernon Township, PA		Dec. 31, 2012 Restaurants Vernon Township, PA Minimum	Dec. 31, 2012 Restaurants Vernon Township, PA Maximum	Dec. 31, 2012 Restaurants Villa Rica, GA		Dec. 31, 2012 Restaurants Villa Rica, GA Minimum	Dec. 31, 2012 Restaurants Villa Rica, GA Maximum	Dec. 31, 2012 Restaurants Vinton, IA		Dec. 31, 2012 Restaurants Vinton, IA Minimum	Dec. 31, 2012 Restaurants Vinton, IA Maximum	Dec. 31, 2012 Restaurants Walkersville, MD		Dec. 31, 2012 Restaurants Walkersville, MD Minimum	Dec. 31, 2012 Restaurants Walkersville, MD Maximum	Dec. 31, 2012 Restaurants Warren, MI		Dec. 31, 2012 Restaurants Warren, MI Minimum	Dec. 31, 2012 Restaurants Warren, MI Maximum	Dec. 31, 2012 Restaurants Warrenton, VA		Dec. 31, 2012 Restaurants Warrenton, VA Minimum	Dec. 31, 2012 Restaurants Warrenton, VA Maximum	Dec. 31, 2012 Restaurants Warwick, RI		Dec. 31, 2012 Restaurants Warwick, RI Minimum	Dec. 31, 2012 Restaurants Warwick, RI Maximum	Dec. 31, 2012 Restaurants Washington Park, IL		Dec. 31, 2012 Restaurants Washington Park, IL Minimum	Dec. 31, 2012 Restaurants Washington Park, IL Maximum	Dec. 31, 2012 Restaurants Washington, IL		Dec. 31, 2012 Restaurants Washington, IL Minimum	Dec. 31, 2012 Restaurants Washington, IL Maximum	Dec. 31, 2012 Restaurants Watertown, WI		Dec. 31, 2012 Restaurants Watertown, WI Minimum	Dec. 31, 2012 Restaurants Watertown, WI Maximum	Dec. 31, 2012 Restaurants Waynesburg , PA		Dec. 31, 2012 Restaurants Waynesburg , PA Minimum	Dec. 31, 2012 Restaurants Waynesburg , PA Maximum	Dec. 31, 2012 Restaurants Weslaco, TX		Dec. 31, 2012 Restaurants Weslaco, TX Minimum	Dec. 31, 2012 Restaurants Weslaco, TX Maximum	Dec. 31, 2012 Restaurants West Carrollton, OH		Dec. 31, 2012 Restaurants West Carrollton, OH Minimum	Dec. 31, 2012 Restaurants West Carrollton, OH Maximum	Dec. 31, 2012 Restaurants Westchester, IL		Dec. 31, 2012 Restaurants Westchester, IL Minimum	Dec. 31, 2012 Restaurants Westchester, IL Maximum	Dec. 31, 2012 Restaurants Weston, WV		Dec. 31, 2012 Restaurants Weston, WV Minimum	Dec. 31, 2012 Restaurants Weston, WV Maximum	Dec. 31, 2012 Restaurants White Township, PA		Dec. 31, 2012 Restaurants White Township, PA Minimum	Dec. 31, 2012 Restaurants White Township, PA Maximum	Dec. 31, 2012 Restaurants Wichita Falls, TX		Dec. 31, 2012 Restaurants Wichita Falls, TX Minimum	Dec. 31, 2012 Restaurants Wichita Falls, TX Maximum	Dec. 31, 2012 Restaurants Winchester, TN		Dec. 31, 2012 Restaurants Winchester, TN Minimum	Dec. 31, 2012 Restaurants Winchester, TN Maximum	Dec. 31, 2012 Restaurants Winter Springs, FL		Dec. 31, 2012 Restaurants Winter Springs, FL Minimum	Dec. 31, 2012 Restaurants Winter Springs, FL Maximum	Dec. 31, 2012 Restaurants Woodbury, MN		Dec. 31, 2012 Restaurants Woodbury, MN Minimum	Dec. 31, 2012 Restaurants Woodbury, MN Maximum	Dec. 31, 2012 Restaurants Wytheville, VA		Dec. 31, 2012 Restaurants Wytheville, VA Minimum	Dec. 31, 2012 Restaurants Wytheville, VA Maximum	Dec. 31, 2012 Restaurants Yukon, OK		Dec. 31, 2012 Restaurants Yukon, OK Minimum	Dec. 31, 2012 Restaurants Yukon, OK Maximum	Dec. 31, 2012 General and discount retail properties Appleton, WI		Dec. 31, 2012 General and discount retail properties Appleton, WI Minimum	Dec. 31, 2012 General and discount retail properties Appleton, WI Maximum	Dec. 31, 2012 General and discount retail properties Boise, ID		Dec. 31, 2012 General and discount retail properties Boise, ID Minimum	Dec. 31, 2012 General and discount retail properties Boise, ID Maximum	Dec. 31, 2012 General and discount retail properties Burlington, IA		Dec. 31, 2012 General and discount retail properties Burlington, IA Minimum	Dec. 31, 2012 General and discount retail properties Burlington, IA Maximum	Dec. 31, 2012 General and discount retail properties Duluth, MN		Dec. 31, 2012 General and discount retail properties Duluth, MN Minimum	Dec. 31, 2012 General and discount retail properties Duluth, MN Maximum	Dec. 31, 2012 General and discount retail properties Dyersville, IA		Dec. 31, 2012 General and discount retail properties Dyersville, IA Minimum	Dec. 31, 2012 General and discount retail properties Dyersville, IA Maximum	Dec. 31, 2012 General and discount retail properties Escanaba, MI		Dec. 31, 2012 General and discount retail properties Escanaba, MI Minimum	Dec. 31, 2012 General and discount retail properties Escanaba, MI Maximum	Dec. 31, 2012 General and discount retail properties Havana, IL		Dec. 31, 2012 General and discount retail properties Havana, IL Minimum	Dec. 31, 2012 General and discount retail properties Havana, IL Maximum	Dec. 31, 2012 General and discount retail properties Lander, WY		Dec. 31, 2012 General and discount retail properties Lander, WY Minimum	Dec. 31, 2012 General and discount retail properties Lander, WY Maximum	Dec. 31, 2012 General and discount retail properties Marshall, MN		Dec. 31, 2012 General and discount retail properties Marshall, MN Minimum	Dec. 31, 2012 General and discount retail properties Marshall, MN Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Oshkosh, WI		Dec. 31, 2012 General and discount retail properties Oshkosh, WI Minimum	Dec. 31, 2012 General and discount retail properties Oshkosh, WI Maximum	Dec. 31, 2012 General and discount retail properties Rapid City, SD		Dec. 31, 2012 General and discount retail properties Rapid City, SD Minimum	Dec. 31, 2012 General and discount retail properties Rapid City, SD Maximum	Dec. 31, 2012 General and discount retail properties Rawlins, WY		Dec. 31, 2012 General and discount retail properties Rawlins, WY Minimum	Dec. 31, 2012 General and discount retail properties Rawlins, WY Maximum	Dec. 31, 2012 General and discount retail properties Rochester, MN		Dec. 31, 2012 General and discount retail properties Rochester, MN Minimum	Dec. 31, 2012 General and discount retail properties Rochester, MN Maximum	Dec. 31, 2012 General and discount retail properties Watertown, WI		Dec. 31, 2012 General and discount retail properties Watertown, WI Minimum	Dec. 31, 2012 General and discount retail properties Watertown, WI Maximum	Dec. 31, 2012 General and discount retail properties Aberdeen, SD		Dec. 31, 2012 General and discount retail properties Aberdeen, SD Minimum	Dec. 31, 2012 General and discount retail properties Aberdeen, SD Maximum	Dec. 31, 2012 General and discount retail properties Ainsworth, NE		Dec. 31, 2012 General and discount retail properties Ainsworth, NE Minimum	Dec. 31, 2012 General and discount retail properties Ainsworth, NE Maximum	Dec. 31, 2012 General and discount retail properties Albany, MO		Dec. 31, 2012 General and discount retail properties Albany, MO Minimum	Dec. 31, 2012 General and discount retail properties Albany, MO Maximum	Dec. 31, 2012 General and discount retail properties Albert Lea, MN		Dec. 31, 2012 General and discount retail properties Albert Lea, MN Minimum	Dec. 31, 2012 General and discount retail properties Albert Lea, MN Maximum	Dec. 31, 2012 General and discount retail properties Allegan, MI		Dec. 31, 2012 General and discount retail properties Allegan, MI Minimum	Dec. 31, 2012 General and discount retail properties Allegan, MI Maximum	Dec. 31, 2012 General and discount retail properties Arcadia, WI		Dec. 31, 2012 General and discount retail properties Arcadia, WI Minimum	Dec. 31, 2012 General and discount retail properties Arcadia, WI Maximum	Dec. 31, 2012 General and discount retail properties Archbold, OH		Dec. 31, 2012 General and discount retail properties Archbold, OH Minimum	Dec. 31, 2012 General and discount retail properties Archbold, OH Maximum	Dec. 31, 2012 General and discount retail properties Ashland, WI		Dec. 31, 2012 General and discount retail properties Ashland, WI Minimum	Dec. 31, 2012 General and discount retail properties Ashland, WI Maximum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI		Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Minimum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Maximum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI		Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Minimum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Maximum	Dec. 31, 2012 General and discount retail properties Attica, IN		Dec. 31, 2012 General and discount retail properties Attica, IN Minimum	Dec. 31, 2012 General and discount retail properties Attica, IN Maximum	Dec. 31, 2012 General and discount retail properties Austin, MN		Dec. 31, 2012 General and discount retail properties Austin, MN Minimum	Dec. 31, 2012 General and discount retail properties Austin, MN Maximum	Dec. 31, 2012 General and discount retail properties Bellevue, NE		Dec. 31, 2012 General and discount retail properties Bellevue, NE Minimum	Dec. 31, 2012 General and discount retail properties Bellevue, NE Maximum	Dec. 31, 2012 General and discount retail properties Beloit, WI		Dec. 31, 2012 General and discount retail properties Beloit, WI Minimum	Dec. 31, 2012 General and discount retail properties Beloit, WI Maximum	Dec. 31, 2012 General and discount retail properties Bethany, MO		Dec. 31, 2012 General and discount retail properties Bethany, MO Minimum	Dec. 31, 2012 General and discount retail properties Bethany, MO Maximum	Dec. 31, 2012 General and discount retail properties Billings, MT		Dec. 31, 2012 General and discount retail properties Billings, MT Minimum	Dec. 31, 2012 General and discount retail properties Billings, MT Maximum	Dec. 31, 2012 General and discount retail properties Bloomfield, IN		Dec. 31, 2012 General and discount retail properties Bloomfield, IN Minimum	Dec. 31, 2012 General and discount retail properties Bloomfield, IN Maximum	Dec. 31, 2012 General and discount retail properties Boise, ID		Dec. 31, 2012 General and discount retail properties Boise, ID Minimum	Dec. 31, 2012 General and discount retail properties Boise, ID Maximum	Dec. 31, 2012 General and discount retail properties Boone County, IL		Dec. 31, 2012 General and discount retail properties Boone County, IL Minimum	Dec. 31, 2012 General and discount retail properties Boone County, IL Maximum	Dec. 31, 2012 General and discount retail properties Brigham City, UT		Dec. 31, 2012 General and discount retail properties Brigham City, UT Minimum	Dec. 31, 2012 General and discount retail properties Brigham City, UT Maximum	Dec. 31, 2012 General and discount retail properties Burlington, KS		Dec. 31, 2012 General and discount retail properties Burlington, KS Minimum	Dec. 31, 2012 General and discount retail properties Burlington, KS Maximum	Dec. 31, 2012 General and discount retail properties Carrollton, MO		Dec. 31, 2012 General and discount retail properties Carrollton, MO Minimum	Dec. 31, 2012 General and discount retail properties Carrollton, MO Maximum	Dec. 31, 2012 General and discount retail properties Centerville, TN		Dec. 31, 2012 General and discount retail properties Centerville, TN Minimum	Dec. 31, 2012 General and discount retail properties Centerville, TN Maximum	Dec. 31, 2012 General and discount retail properties Clare, MI		Dec. 31, 2012 General and discount retail properties Clare, MI Minimum	Dec. 31, 2012 General and discount retail properties Clare, MI Maximum	Dec. 31, 2012 General and discount retail properties Clarion, IA		Dec. 31, 2012 General and discount retail properties Clarion, IA Minimum	Dec. 31, 2012 General and discount retail properties Clarion, IA Maximum	Dec. 31, 2012 General and discount retail properties Clintonville, WI		Dec. 31, 2012 General and discount retail properties Clintonville, WI Minimum	Dec. 31, 2012 General and discount retail properties Clintonville, WI Maximum	Dec. 31, 2012 General and discount retail properties Coeur d'Alene, ID		Dec. 31, 2012 General and discount retail properties Coeur d'Alene, ID Minimum	Dec. 31, 2012 General and discount retail properties Coeur d'Alene, ID Maximum	Dec. 31, 2012 General and discount retail properties De Pere, WI		Dec. 31, 2012 General and discount retail properties De Pere, WI Minimum	Dec. 31, 2012 General and discount retail properties De Pere, WI Maximum	Dec. 31, 2012 General and discount retail properties De Pere, WI		Dec. 31, 2012 General and discount retail properties De Pere, WI Minimum	Dec. 31, 2012 General and discount retail properties De Pere, WI Maximum	Dec. 31, 2012 General and discount retail properties Delavan, WI		Dec. 31, 2012 General and discount retail properties Delavan, WI Minimum	Dec. 31, 2012 General and discount retail properties Delavan, WI Maximum	Dec. 31, 2012 General and discount retail properties Detroit Lakes, MN		Dec. 31, 2012 General and discount retail properties Detroit Lakes, MN Minimum	Dec. 31, 2012 General and discount retail properties Detroit Lakes, MN Maximum	Dec. 31, 2012 General and discount retail properties Dixon, IL		Dec. 31, 2012 General and discount retail properties Dixon, IL Minimum	Dec. 31, 2012 General and discount retail properties Dixon, IL Maximum	Dec. 31, 2012 General and discount retail properties Dowagiac, MI		Dec. 31, 2012 General and discount retail properties Dowagiac, MI Minimum	Dec. 31, 2012 General and discount retail properties Dowagiac, MI Maximum	Dec. 31, 2012 General and discount retail properties Eau Claire, WI		Dec. 31, 2012 General and discount retail properties Eau Claire, WI Minimum	Dec. 31, 2012 General and discount retail properties Eau Claire, WI Maximum	Dec. 31, 2012 General and discount retail properties Estherville, IA		Dec. 31, 2012 General and discount retail properties Estherville, IA Minimum	Dec. 31, 2012 General and discount retail properties Estherville, IA Maximum	Dec. 31, 2012 General and discount retail properties Fairmont, MN		Dec. 31, 2012 General and discount retail properties Fairmont, MN Minimum	Dec. 31, 2012 General and discount retail properties Fairmont, MN Maximum	Dec. 31, 2012 General and discount retail properties Fergus Falls, MN		Dec. 31, 2012 General and discount retail properties Fergus Falls, MN Minimum	Dec. 31, 2012 General and discount retail properties Fergus Falls, MN Maximum	Dec. 31, 2012 General and discount retail properties Fond du Lac, WI		Dec. 31, 2012 General and discount retail properties Fond du Lac, WI Minimum	Dec. 31, 2012 General and discount retail properties Fond du Lac, WI Maximum	Dec. 31, 2012 General and discount retail properties Fort Atkinson, WI		Dec. 31, 2012 General and discount retail properties Fort Atkinson, WI Minimum	Dec. 31, 2012 General and discount retail properties Fort Atkinson, WI Maximum	Dec. 31, 2012 General and discount retail properties Freeport, IL		Dec. 31, 2012 General and discount retail properties Freeport, IL Minimum	Dec. 31, 2012 General and discount retail properties Freeport, IL Maximum	Dec. 31, 2012 General and discount retail properties Gallatin, MO		Dec. 31, 2012 General and discount retail properties Gallatin, MO Minimum	Dec. 31, 2012 General and discount retail properties Gallatin, MO Maximum	Dec. 31, 2012 General and discount retail properties Glasgow, MT		Dec. 31, 2012 General and discount retail properties Glasgow, MT Minimum	Dec. 31, 2012 General and discount retail properties Glasgow, MT Maximum	Dec. 31, 2012 General and discount retail properties Glenwood, MN		Dec. 31, 2012 General and discount retail properties Glenwood, MN Minimum	Dec. 31, 2012 General and discount retail properties Glenwood, MN Maximum	Dec. 31, 2012 General and discount retail properties Gothenburg, NE		Dec. 31, 2012 General and discount retail properties Gothenburg, NE Minimum	Dec. 31, 2012 General and discount retail properties Gothenburg, NE Maximum	Dec. 31, 2012 General and discount retail properties Grafton, WI		Dec. 31, 2012 General and discount retail properties Grafton, WI Minimum	Dec. 31, 2012 General and discount retail properties Grafton, WI Maximum	Dec. 31, 2012 General and discount retail properties Grand Island, NE		Dec. 31, 2012 General and discount retail properties Grand Island, NE Minimum	Dec. 31, 2012 General and discount retail properties Grand Island, NE Maximum	Dec. 31, 2012 General and discount retail properties Great Falls, MT		Dec. 31, 2012 General and discount retail properties Great Falls, MT Minimum	Dec. 31, 2012 General and discount retail properties Great Falls, MT Maximum	Dec. 31, 2012 General and discount retail properties Green Bay, WI		Dec. 31, 2012 General and discount retail properties Green Bay, WI Minimum	Dec. 31, 2012 General and discount retail properties Green Bay, WI Maximum	Dec. 31, 2012 General and discount retail properties Green Bay, WI		Dec. 31, 2012 General and discount retail properties Green Bay, WI Minimum	Dec. 31, 2012 General and discount retail properties Green Bay, WI Maximum	Dec. 31, 2012 General and discount retail properties Greenfield, OH		Dec. 31, 2012 General and discount retail properties Greenfield, OH Minimum	Dec. 31, 2012 General and discount retail properties Greenfield, OH Maximum	Dec. 31, 2012 General and discount retail properties Hart, MI		Dec. 31, 2012 General and discount retail properties Hart, MI Minimum	Dec. 31, 2012 General and discount retail properties Hart, MI Maximum	Dec. 31, 2012 General and discount retail properties Helena, MT		Dec. 31, 2012 General and discount retail properties Helena, MT Minimum	Dec. 31, 2012 General and discount retail properties Helena, MT Maximum	Dec. 31, 2012 General and discount retail properties Hodgenville, KY		Dec. 31, 2012 General and discount retail properties Hodgenville, KY Minimum	Dec. 31, 2012 General and discount retail properties Hodgenville, KY Maximum	Dec. 31, 2012 General and discount retail properties Houghton, MI		Dec. 31, 2012 General and discount retail properties Houghton, MI Minimum	Dec. 31, 2012 General and discount retail properties Houghton, MI Maximum	Dec. 31, 2012 General and discount retail properties Howard, WI		Dec. 31, 2012 General and discount retail properties Howard, WI Minimum	Dec. 31, 2012 General and discount retail properties Howard, WI Maximum	Dec. 31, 2012 General and discount retail properties Hutchinson, MN		Dec. 31, 2012 General and discount retail properties Hutchinson, MN Minimum	Dec. 31, 2012 General and discount retail properties Hutchinson, MN Maximum	Dec. 31, 2012 General and discount retail properties Idaho Falls, ID		Dec. 31, 2012 General and discount retail properties Idaho Falls, ID Minimum	Dec. 31, 2012 General and discount retail properties Idaho Falls, ID Maximum	Dec. 31, 2012 General and discount retail properties Jacksonville, IL		Dec. 31, 2012 General and discount retail properties Jacksonville, IL Minimum	Dec. 31, 2012 General and discount retail properties Jacksonville, IL Maximum	Dec. 31, 2012 General and discount retail properties Janesville, WI		Dec. 31, 2012 General and discount retail properties Janesville, WI Minimum	Dec. 31, 2012 General and discount retail properties Janesville, WI Maximum	Dec. 31, 2012 General and discount retail properties Kennewick, WA		Dec. 31, 2012 General and discount retail properties Kennewick, WA Minimum	Dec. 31, 2012 General and discount retail properties Kennewick, WA Maximum	Dec. 31, 2012 General and discount retail properties Kenosha, WI		Dec. 31, 2012 General and discount retail properties Kenosha, WI Minimum	Dec. 31, 2012 General and discount retail properties Kenosha, WI Maximum	Dec. 31, 2012 General and discount retail properties Kewaunee, WI		Dec. 31, 2012 General and discount retail properties Kewaunee, WI Minimum	Dec. 31, 2012 General and discount retail properties Kewaunee, WI Maximum	Dec. 31, 2012 General and discount retail properties Kimberly, WI		Dec. 31, 2012 General and discount retail properties Kimberly, WI Minimum	Dec. 31, 2012 General and discount retail properties Kimberly, WI Maximum	Dec. 31, 2012 General and discount retail properties Kingsford, MI		Dec. 31, 2012 General and discount retail properties Kingsford, MI Minimum	Dec. 31, 2012 General and discount retail properties Kingsford, MI Maximum	Dec. 31, 2012 General and discount retail properties La Crosse, WI		Dec. 31, 2012 General and discount retail properties La Crosse, WI Minimum	Dec. 31, 2012 General and discount retail properties La Crosse, WI Maximum	Dec. 31, 2012 General and discount retail properties Lake Hallie, WI		Dec. 31, 2012 General and discount retail properties Lake Hallie, WI Minimum	Dec. 31, 2012 General and discount retail properties Lake Hallie, WI Maximum	Dec. 31, 2012 General and discount retail properties Lancaster, WI		Dec. 31, 2012 General and discount retail properties Lancaster, WI Minimum	Dec. 31, 2012 General and discount retail properties Lancaster, WI Maximum	Dec. 31, 2012 General and discount retail properties Layton, UT		Dec. 31, 2012 General and discount retail properties Layton, UT Minimum	Dec. 31, 2012 General and discount retail properties Layton, UT Maximum	Dec. 31, 2012 General and discount retail properties Ledgeview, WI		Dec. 31, 2012 General and discount retail properties Ledgeview, WI Minimum	Dec. 31, 2012 General and discount retail properties Ledgeview, WI Maximum	Dec. 31, 2012 General and discount retail properties Lewiston, ID		Dec. 31, 2012 General and discount retail properties Lewiston, ID Minimum	Dec. 31, 2012 General and discount retail properties Lewiston, ID Maximum	Dec. 31, 2012 General and discount retail properties Liberty, KY		Dec. 31, 2012 General and discount retail properties Liberty, KY Minimum	Dec. 31, 2012 General and discount retail properties Liberty, KY Maximum	Dec. 31, 2012 General and discount retail properties Lincoln, NE		Dec. 31, 2012 General and discount retail properties Lincoln, NE Minimum	Dec. 31, 2012 General and discount retail properties Lincoln, NE Maximum	Dec. 31, 2012 General and discount retail properties Livingston, TN		Dec. 31, 2012 General and discount retail properties Livingston, TN Minimum	Dec. 31, 2012 General and discount retail properties Livingston, TN Maximum	Dec. 31, 2012 General and discount retail properties Logan, UT		Dec. 31, 2012 General and discount retail properties Logan, UT Minimum	Dec. 31, 2012 General and discount retail properties Logan, UT Maximum	Dec. 31, 2012 General and discount retail properties Loogootee, IN		Dec. 31, 2012 General and discount retail properties Loogootee, IN Minimum	Dec. 31, 2012 General and discount retail properties Loogootee, IN Maximum	Dec. 31, 2012 General and discount retail properties Madison, SD		Dec. 31, 2012 General and discount retail properties Madison, SD Minimum	Dec. 31, 2012 General and discount retail properties Madison, SD Maximum	Dec. 31, 2012 General and discount retail properties Madison, WI		Dec. 31, 2012 General and discount retail properties Madison, WI Minimum	Dec. 31, 2012 General and discount retail properties Madison, WI Maximum	Dec. 31, 2012 General and discount retail properties Madison, WI		Dec. 31, 2012 General and discount retail properties Madison, WI Minimum	Dec. 31, 2012 General and discount retail properties Madison, WI Maximum	Dec. 31, 2012 General and discount retail properties Madison, WI		Dec. 31, 2012 General and discount retail properties Madison, WI Minimum	Dec. 31, 2012 General and discount retail properties Madison, WI Maximum	Dec. 31, 2012 General and discount retail properties Manistique, MI		Dec. 31, 2012 General and discount retail properties Manistique, MI Minimum	Dec. 31, 2012 General and discount retail properties Manistique, MI Maximum	Dec. 31, 2012 General and discount retail properties Manitowoc, WI		Dec. 31, 2012 General and discount retail properties Manitowoc, WI Minimum	Dec. 31, 2012 General and discount retail properties Manitowoc, WI Maximum	Dec. 31, 2012 General and discount retail properties Mankato, MN		Dec. 31, 2012 General and discount retail properties Mankato, MN Minimum	Dec. 31, 2012 General and discount retail properties Mankato, MN Maximum	Dec. 31, 2012 General and discount retail properties Marinette, WI		Dec. 31, 2012 General and discount retail properties Marinette, WI Minimum	Dec. 31, 2012 General and discount retail properties Marinette, WI Maximum	Dec. 31, 2012 General and discount retail properties Marion, KY		Dec. 31, 2012 General and discount retail properties Marion, KY Minimum	Dec. 31, 2012 General and discount retail properties Marion, KY Maximum	Dec. 31, 2012 General and discount retail properties Marquette, MI		Dec. 31, 2012 General and discount retail properties Marquette, MI Minimum	Dec. 31, 2012 General and discount retail properties Marquette, MI Maximum	Dec. 31, 2012 General and discount retail properties Marshfield, WI		Dec. 31, 2012 General and discount retail properties Marshfield, WI Minimum	Dec. 31, 2012 General and discount retail properties Marshfield, WI Maximum	Dec. 31, 2012 General and discount retail properties Mason City, IA		Dec. 31, 2012 General and discount retail properties Mason City, IA Minimum	Dec. 31, 2012 General and discount retail properties Mason City, IA Maximum	Dec. 31, 2012 General and discount retail properties Memphis, MO		Dec. 31, 2012 General and discount retail properties Memphis, MO Minimum	Dec. 31, 2012 General and discount retail properties Memphis, MO Maximum	Dec. 31, 2012 General and discount retail properties Menasha, WI		Dec. 31, 2012 General and discount retail properties Menasha, WI Minimum	Dec. 31, 2012 General and discount retail properties Menasha, WI Maximum	Dec. 31, 2012 General and discount retail properties Minerva, OH		Dec. 31, 2012 General and discount retail properties Minerva, OH Minimum	Dec. 31, 2012 General and discount retail properties Minerva, OH Maximum	Dec. 31, 2012 General and discount retail properties Missoula, MT		Dec. 31, 2012 General and discount retail properties Missoula, MT Minimum	Dec. 31, 2012 General and discount retail properties Missoula, MT Maximum	Dec. 31, 2012 General and discount retail properties Mitchell, IN		Dec. 31, 2012 General and discount retail properties Mitchell, IN Minimum	Dec. 31, 2012 General and discount retail properties Mitchell, IN Maximum	Dec. 31, 2012 General and discount retail properties Mitchell, SD		Dec. 31, 2012 General and discount retail properties Mitchell, SD Minimum	Dec. 31, 2012 General and discount retail properties Mitchell, SD Maximum	Dec. 31, 2012 General and discount retail properties Monmouth, IL		Dec. 31, 2012 General and discount retail properties Monmouth, IL Minimum	Dec. 31, 2012 General and discount retail properties Monmouth, IL Maximum	Dec. 31, 2012 General and discount retail properties Monona, WI		Dec. 31, 2012 General and discount retail properties Monona, WI Minimum	Dec. 31, 2012 General and discount retail properties Monona, WI Maximum	Dec. 31, 2012 General and discount retail properties Monroe, WI		Dec. 31, 2012 General and discount retail properties Monroe, WI Minimum	Dec. 31, 2012 General and discount 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General and discount retail properties Mt Carmel, IL Minimum	Dec. 31, 2012 General and discount retail properties Mt Carmel, IL Maximum	Dec. 31, 2012 General and discount retail properties Munfordville, KY		Dec. 31, 2012 General and discount retail properties Munfordville, KY Minimum	Dec. 31, 2012 General and discount retail properties Munfordville, KY Maximum	Dec. 31, 2012 General and discount retail properties Nampa, ID		Dec. 31, 2012 General and discount retail properties Nampa, ID Minimum	Dec. 31, 2012 General and discount retail properties Nampa, ID Maximum	Dec. 31, 2012 General and discount retail properties Neenah, WI		Dec. 31, 2012 General and discount retail properties Neenah, WI Minimum	Dec. 31, 2012 General and discount retail properties Neenah, WI Maximum	Dec. 31, 2012 General and discount retail properties Newaygo, MI		Dec. 31, 2012 General and discount retail properties Newaygo, MI Minimum	Dec. 31, 2012 General and discount retail properties Newaygo, MI Maximum	Dec. 31, 2012 General and discount retail properties Norfolk, NE		Dec. 31, 2012 General and discount retail properties Norfolk, NE Minimum	Dec. 31, 2012 General and discount retail properties Norfolk, NE Maximum	Dec. 31, 2012 General and discount retail properties North Platte, NE		Dec. 31, 2012 General and discount retail properties North Platte, NE Minimum	Dec. 31, 2012 General and discount retail properties North Platte, NE Maximum	Dec. 31, 2012 General and discount retail properties Oconto, WI		Dec. 31, 2012 General and discount retail properties Oconto, WI Minimum	Dec. 31, 2012 General and discount retail properties Oconto, WI Maximum	Dec. 31, 2012 General and discount retail properties Ogden, UT		Dec. 31, 2012 General and discount retail properties Ogden, UT Minimum	Dec. 31, 2012 General and discount retail properties Ogden, UT Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Onalaska, WI		Dec. 31, 2012 General and discount retail properties Onalaska, WI Minimum	Dec. 31, 2012 General and discount retail properties Onalaska, WI Maximum	Dec. 31, 2012 General and discount retail properties O'Neill, NE		Dec. 31, 2012 General and discount retail properties O'Neill, NE Minimum	Dec. 31, 2012 General and discount retail properties O'Neill, NE Maximum	Dec. 31, 2012 General and discount retail properties Osceola, IA		Dec. 31, 2012 General and discount 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service properties Birmingham, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Birmingham, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Caldwell, TX		Dec. 31, 2012 Automotive dealers, parts and service properties Caldwell, TX Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Caldwell, TX Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Clinton Township, MI		Dec. 31, 2012 Automotive dealers, parts and service properties Clinton Township, MI Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Clinton Township, MI Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Conroe, TX		Dec. 31, 2012 Automotive dealers, parts and service properties Conroe, TX Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Conroe, TX Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Crestview, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Crestview, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Crestview, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Decatur, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Decatur, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Decatur, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Decatur, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Decatur, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Decatur, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Dothan, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Dothan, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Dothan, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Florrence, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Florrence, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Florrence, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Gardendale, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Gardendale, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Gardendale, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Greenville, SC		Dec. 31, 2012 Automotive dealers, parts and service properties Greenville, SC Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Greenville, SC Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Gulf Breeze, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Gulf Breeze, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Gulf Breeze, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX		Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX		Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Marianna, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Marianna, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Marianna, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Milton, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Milton, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Milton, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Moultrie, GA		Dec. 31, 2012 Automotive dealers, parts and service properties Moultrie, GA Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Moultrie, GA Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Niceville, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Niceville, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Niceville, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Ontario, CA		Dec. 31, 2012 Automotive dealers, parts and service properties Ontario, CA Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Ontario, CA Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Opelika, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Opelika, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Opelika, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Oxford, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Oxford, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Oxford, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pinson, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Pinson, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pinson, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pompano Beach, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pompano Beach, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pompano Beach, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Portland, ME		Dec. 31, 2012 Automotive dealers, parts and service properties Portland, ME Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Portland, ME Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Spanish Fort, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Spanish Fort, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Spanish Fort, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Straban Township, PA		Dec. 31, 2012 Automotive dealers, parts and service properties Straban Township, PA Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Straban Township, PA Maximum	Dec. 31, 2012 Specialty retail properties Atlanta, GA		Dec. 31, 2012 Specialty retail properties Atlanta, GA Minimum	Dec. 31, 2012 Specialty retail properties Atlanta, GA Maximum	Dec. 31, 2012 Specialty retail properties Atlanta, GA		Dec. 31, 2012 Specialty retail properties Atlanta, GA Minimum	Dec. 31, 2012 Specialty retail properties Atlanta, GA Maximum	Dec. 31, 2012 Specialty retail properties Aurora, IL		Dec. 31, 2012 Specialty retail properties Aurora, IL Minimum	Dec. 31, 2012 Specialty retail properties Aurora, IL Maximum	Dec. 31, 2012 Specialty retail properties Davenport, IA		Dec. 31, 2012 Specialty retail properties Davenport, IA Minimum	Dec. 31, 2012 Specialty retail properties Davenport, IA Maximum	Dec. 31, 2012 Specialty retail properties El Paso, TX		Dec. 31, 2012 Specialty retail properties El Paso, TX Minimum	Dec. 31, 2012 Specialty retail properties El Paso, TX Maximum	Dec. 31, 2012 Specialty retail properties Gurnee, IL		Dec. 31, 2012 Specialty retail properties Gurnee, IL Minimum	Dec. 31, 2012 Specialty retail properties Gurnee, IL Maximum	Dec. 31, 2012 Specialty retail properties Joliet, IL		Dec. 31, 2012 Specialty retail properties Joliet, IL Minimum	Dec. 31, 2012 Specialty retail properties Joliet, IL Maximum	Dec. 31, 2012 Specialty retail properties Marietta, GA		Dec. 31, 2012 Specialty retail properties Marietta, GA Minimum	Dec. 31, 2012 Specialty retail properties Marietta, GA Maximum	Dec. 31, 2012 Specialty retail properties Marietta, GA		Dec. 31, 2012 Specialty retail properties Marietta, GA Minimum	Dec. 31, 2012 Specialty retail properties Marietta, GA Maximum	Dec. 31, 2012 Specialty retail properties Mesa, AZ		Dec. 31, 2012 Specialty retail properties Mesa, AZ Minimum	Dec. 31, 2012 Specialty retail properties Mesa, AZ Maximum	Dec. 31, 2012 Specialty retail properties Parkersburg, WV		Dec. 31, 2012 Specialty retail properties Parkersburg, WV Minimum	Dec. 31, 2012 Specialty retail properties Parkersburg, WV Maximum	Dec. 31, 2012 Specialty retail properties Peoria, IL		Dec. 31, 2012 Specialty retail properties Peoria, IL Minimum	Dec. 31, 2012 Specialty retail properties Peoria, IL Maximum	Dec. 31, 2012 Specialty retail properties Phoenix, AZ		Dec. 31, 2012 Specialty retail properties Phoenix, AZ Minimum	Dec. 31, 2012 Specialty retail properties Phoenix, AZ Maximum	Dec. 31, 2012 Specialty retail properties Eau Claire, WI		Dec. 31, 2012 Specialty retail properties Eau Claire, WI Minimum	Dec. 31, 2012 Specialty retail properties Eau Claire, WI Maximum	Dec. 31, 2012 Specialty retail properties Great Falls, MT		Dec. 31, 2012 Specialty retail properties Great Falls, MT Minimum	Dec. 31, 2012 Specialty retail properties Great Falls, MT Maximum	Dec. 31, 2012 Specialty retail properties Kenosha, WI		Dec. 31, 2012 Specialty retail properties Kenosha, WI Minimum	Dec. 31, 2012 Specialty retail properties Kenosha, WI Maximum	Dec. 31, 2012 Specialty retail properties Ashland, KY		Dec. 31, 2012 Specialty retail properties Ashland, KY Minimum	Dec. 31, 2012 Specialty retail properties Ashland, KY Maximum	Dec. 31, 2012 Specialty retail properties Abilene, TX		Dec. 31, 2012 Specialty retail properties Abilene, TX Minimum	Dec. 31, 2012 Specialty retail properties Abilene, TX Maximum	Dec. 31, 2012 Specialty retail properties Algonquin, IL		Dec. 31, 2012 Specialty retail properties Algonquin, IL Minimum	Dec. 31, 2012 Specialty retail properties Algonquin, IL Maximum	Dec. 31, 2012 Specialty retail properties Alpharetta, GA		Dec. 31, 2012 Specialty retail properties Alpharetta, GA Minimum	Dec. 31, 2012 Specialty retail properties Alpharetta, GA Maximum	Dec. 31, 2012 Specialty retail properties Alpharetta, GA		Dec. 31, 2012 Specialty retail properties Alpharetta, GA Minimum	Dec. 31, 2012 Specialty retail properties Alpharetta, GA Maximum	Dec. 31, 2012 Specialty retail properties Ankeny, IA		Dec. 31, 2012 Specialty retail properties Ankeny, IA Minimum	Dec. 31, 2012 Specialty retail properties Ankeny, IA Maximum	Dec. 31, 2012 Specialty retail properties Ashland, KY		Dec. 31, 2012 Specialty retail properties Ashland, KY Minimum	Dec. 31, 2012 Specialty retail properties Ashland, KY Maximum	Dec. 31, 2012 Specialty retail properties Avon, OH		Dec. 31, 2012 Specialty retail properties Avon, OH Minimum	Dec. 31, 2012 Specialty retail properties Avon, OH Maximum	Dec. 31, 2012 Specialty retail properties Batavia, IL		Dec. 31, 2012 Specialty retail properties Batavia, IL Minimum	Dec. 31, 2012 Specialty retail properties Batavia, IL Maximum	Dec. 31, 2012 Specialty retail properties Beckley, WV		Dec. 31, 2012 Specialty retail properties Beckley, WV Minimum	Dec. 31, 2012 Specialty retail properties Beckley, WV Maximum	Dec. 31, 2012 Specialty retail properties Bensalem, PA		Dec. 31, 2012 Specialty retail properties Bensalem, PA Minimum	Dec. 31, 2012 Specialty retail properties Bensalem, PA Maximum	Dec. 31, 2012 Specialty retail properties Canton, MA		Dec. 31, 2012 Specialty retail properties Canton, MA Minimum	Dec. 31, 2012 Specialty retail properties Canton, MA Maximum	Dec. 31, 2012 Specialty retail properties Chillicothe, OH		Dec. 31, 2012 Specialty retail properties Chillicothe, OH Minimum	Dec. 31, 2012 Specialty retail properties Chillicothe, OH Maximum	Dec. 31, 2012 Specialty retail properties Downers Grove, IL		Dec. 31, 2012 Specialty retail properties Downers Grove, IL Minimum	Dec. 31, 2012 Specialty retail properties Downers Grove, IL Maximum	Dec. 31, 2012 Specialty retail properties Fairless Hills, PA		Dec. 31, 2012 Specialty retail properties Fairless Hills, PA Minimum	Dec. 31, 2012 Specialty retail properties Fairless Hills, PA Maximum	Dec. 31, 2012 Specialty retail properties Hermantown, MN		Dec. 31, 2012 Specialty retail properties Hermantown, MN Minimum	Dec. 31, 2012 Specialty retail properties Hermantown, MN Maximum	Dec. 31, 2012 Specialty retail properties Hurricane, WV		Dec. 31, 2012 Specialty retail properties Hurricane, WV Minimum	Dec. 31, 2012 Specialty retail properties Hurricane, WV Maximum	Dec. 31, 2012 Specialty retail properties Loveland, CO		Dec. 31, 2012 Specialty retail properties Loveland, CO Minimum	Dec. 31, 2012 Specialty retail properties Loveland, CO Maximum	Dec. 31, 2012 Specialty retail properties Loves Park, IL		Dec. 31, 2012 Specialty retail properties Loves Park, IL Minimum	Dec. 31, 2012 Specialty retail properties Loves Park, IL Maximum	Dec. 31, 2012 Specialty retail properties Merrillville, IN		Dec. 31, 2012 Specialty retail properties Merrillville, IN Minimum	Dec. 31, 2012 Specialty retail properties Merrillville, IN Maximum	Dec. 31, 2012 Specialty retail properties Midvale, UT		Dec. 31, 2012 Specialty retail properties Midvale, UT Minimum	Dec. 31, 2012 Specialty retail properties Midvale, UT Maximum	Dec. 31, 2012 Specialty retail properties Morrisville, PA		Dec. 31, 2012 Specialty retail properties Morrisville, PA Minimum	Dec. 31, 2012 Specialty retail properties Morrisville, PA Maximum	Dec. 31, 2012 Specialty retail properties Mundelein, IL		Dec. 31, 2012 Specialty retail properties Mundelein, IL Minimum	Dec. 31, 2012 Specialty retail properties Mundelein, IL Maximum	Dec. 31, 2012 Specialty retail properties New Hartford, NY		Dec. 31, 2012 Specialty retail properties New Hartford, NY Minimum	Dec. 31, 2012 Specialty retail properties New Hartford, NY Maximum	Dec. 31, 2012 Specialty retail properties Portsmouth, OH		Dec. 31, 2012 Specialty retail properties Portsmouth, OH Minimum	Dec. 31, 2012 Specialty retail properties Portsmouth, OH Maximum	Dec. 31, 2012 Specialty retail properties Princeton, WV		Dec. 31, 2012 Specialty retail properties Princeton, WV Minimum	Dec. 31, 2012 Specialty retail properties Princeton, WV Maximum	Dec. 31, 2012 Specialty retail properties Roswell, NM		Dec. 31, 2012 Specialty retail properties Roswell, NM Minimum	Dec. 31, 2012 Specialty retail properties Roswell, NM Maximum	Dec. 31, 2012 Specialty retail properties Schaumburg, IL		Dec. 31, 2012 Specialty retail properties Schaumburg, IL Minimum	Dec. 31, 2012 Specialty retail properties Schaumburg, IL Maximum	Dec. 31, 2012 Specialty retail properties South Point, OH		Dec. 31, 2012 Specialty retail properties South Point, OH Minimum	Dec. 31, 2012 Specialty retail properties South Point, OH Maximum	Dec. 31, 2012 Specialty retail properties Thornton, CO		Dec. 31, 2012 Specialty retail properties Thornton, CO Minimum	Dec. 31, 2012 Specialty retail properties Thornton, CO Maximum	Dec. 31, 2012 Specialty retail properties Tinley Park, IL		Dec. 31, 2012 Specialty retail properties Tinley Park, IL Minimum	Dec. 31, 2012 Specialty retail properties Tinley Park, IL Maximum	Dec. 31, 2012 Specialty retail properties Waco, TX		Dec. 31, 2012 Specialty retail properties Waco, TX Minimum	Dec. 31, 2012 Specialty retail properties Waco, TX Maximum	Dec. 31, 2012 Distribution Properties Conyers, GA		Dec. 31, 2012 Distribution Properties Conyers, GA Minimum	Dec. 31, 2012 Distribution Properties Conyers, GA Maximum	Dec. 31, 2012 Distribution Properties Gulfport, MS		Dec. 31, 2012 Distribution Properties Gulfport, MS Minimum	Dec. 31, 2012 Distribution Properties Gulfport, MS Maximum	Dec. 31, 2012 Distribution Properties Hickory, NC		Dec. 31, 2012 Distribution Properties Hickory, NC Minimum	Dec. 31, 2012 Distribution Properties Hickory, NC Maximum	Dec. 31, 2012 Distribution Properties Indianapolis, IN		Dec. 31, 2012 Distribution Properties Indianapolis, IN Minimum	Dec. 31, 2012 Distribution Properties Indianapolis, IN Maximum	Dec. 31, 2012 Distribution Properties Jacksonville, FL		Dec. 31, 2012 Distribution Properties Jacksonville, FL Minimum	Dec. 31, 2012 Distribution Properties Jacksonville, FL Maximum	Dec. 31, 2012 Distribution Properties Jacksonville, FL		Dec. 31, 2012 Distribution Properties Jacksonville, FL Minimum	Dec. 31, 2012 Distribution Properties Jacksonville, FL Maximum	Dec. 31, 2012 Distribution Properties Jacksonville, FL		Dec. 31, 2012 Distribution Properties Jacksonville, FL Minimum	Dec. 31, 2012 Distribution Properties Jacksonville, FL Maximum	Dec. 31, 2012 Distribution Properties Knoxville, TN		Dec. 31, 2012 Distribution Properties Knoxville, TN Minimum	Dec. 31, 2012 Distribution Properties Knoxville, TN Maximum	Dec. 31, 2012 Distribution Properties Martinsburg, WV		Dec. 31, 2012 Distribution Properties Martinsburg, WV Minimum	Dec. 31, 2012 Distribution Properties Martinsburg, WV Maximum	Dec. 31, 2012 Distribution Properties Roanoke, VA		Dec. 31, 2012 Distribution Properties Roanoke, VA Minimum	Dec. 31, 2012 Distribution Properties Roanoke, VA Maximum	Dec. 31, 2012 Distribution Properties Spokane, WA		Dec. 31, 2012 Distribution Properties Spokane, WA Minimum	Dec. 31, 2012 Distribution Properties Spokane, WA Maximum	Dec. 31, 2012 Distribution Properties Fort Myers, FL		Dec. 31, 2012 Distribution Properties Fort Myers, FL Minimum	Dec. 31, 2012 Distribution Properties Fort Myers, FL Maximum	Dec. 31, 2012 Distribution Properties Conroe, TX		Dec. 31, 2012 Distribution Properties Conroe, TX Minimum	Dec. 31, 2012 Distribution Properties Conroe, TX Maximum	Dec. 31, 2012 Distribution Properties Greenville, SC		Dec. 31, 2012 Distribution Properties Greenville, SC Minimum	Dec. 31, 2012 Distribution Properties Greenville, SC Maximum	Dec. 31, 2012 Distribution Properties Pompano Beach, FL		Dec. 31, 2012 Distribution Properties Pompano Beach, FL Minimum	Dec. 31, 2012 Distribution Properties Pompano Beach, FL Maximum	Dec. 31, 2012 Distribution Properties Aiken, SC		Dec. 31, 2012 Distribution Properties Aiken, SC Minimum	Dec. 31, 2012 Distribution Properties Aiken, SC Maximum	Dec. 31, 2012 Distribution Properties Bowling Green, KY		Dec. 31, 2012 Distribution Properties Bowling Green, KY Minimum	Dec. 31, 2012 Distribution Properties Bowling Green, KY Maximum	Dec. 31, 2012 Distribution Properties D'Iberville, MS		Dec. 31, 2012 Distribution Properties D'Iberville, MS Minimum	Dec. 31, 2012 Distribution Properties D'Iberville, MS Maximum	Dec. 31, 2012 Distribution Properties Florence, SC		Dec. 31, 2012 Distribution Properties Florence, SC Minimum	Dec. 31, 2012 Distribution Properties Florence, SC Maximum	Dec. 31, 2012 Distribution Properties Fort Myers, FL		Dec. 31, 2012 Distribution Properties Fort Myers, FL Minimum	Dec. 31, 2012 Distribution Properties Fort Myers, FL Maximum	Dec. 31, 2012 Distribution Properties Greer, SC		Dec. 31, 2012 Distribution Properties Greer, SC Minimum	Dec. 31, 2012 Distribution Properties Greer, SC Maximum	Dec. 31, 2012 Distribution Properties Hattiesburg, MS		Dec. 31, 2012 Distribution Properties Hattiesburg, MS Minimum	Dec. 31, 2012 Distribution Properties Hattiesburg, MS Maximum	Dec. 31, 2012 Distribution Properties Jackson, TN		Dec. 31, 2012 Distribution Properties Jackson, TN Minimum	Dec. 31, 2012 Distribution Properties Jackson, TN Maximum	Dec. 31, 2012 Distribution Properties Lakeland, FL		Dec. 31, 2012 Distribution Properties Lakeland, FL Minimum	Dec. 31, 2012 Distribution Properties Lakeland, FL Maximum	Dec. 31, 2012 Distribution Properties Lawrenceville, GA		Dec. 31, 2012 Distribution Properties Lawrenceville, GA Minimum	Dec. 31, 2012 Distribution Properties Lawrenceville, GA Maximum	Dec. 31, 2012 Distribution Properties Mantua Township, NJ		Dec. 31, 2012 Distribution Properties Mantua Township, NJ Minimum	Dec. 31, 2012 Distribution Properties Mantua Township, NJ Maximum	Dec. 31, 2012 Distribution Properties Mattoon, IL		Dec. 31, 2012 Distribution Properties Mattoon, IL Minimum	Dec. 31, 2012 Distribution Properties Mattoon, IL Maximum	Dec. 31, 2012 Distribution Properties Port Richey, FL		Dec. 31, 2012 Distribution Properties Port Richey, FL Minimum	Dec. 31, 2012 Distribution Properties Port Richey, FL Maximum	Dec. 31, 2012 Distribution Properties Riverside, CA		Dec. 31, 2012 Distribution Properties Riverside, CA Minimum	Dec. 31, 2012 Distribution Properties Riverside, CA Maximum	Dec. 31, 2012 Distribution Properties Riviera Beach, FL		Dec. 31, 2012 Distribution Properties Riviera Beach, FL Minimum	Dec. 31, 2012 Distribution Properties Riviera Beach, FL Maximum	Dec. 31, 2012 Distribution Properties Sebring, FL		Dec. 31, 2012 Distribution Properties Sebring, FL Minimum	Dec. 31, 2012 Distribution Properties Sebring, FL Maximum	Dec. 31, 2012 Distribution Properties Statesville, NC		Dec. 31, 2012 Distribution Properties Statesville, NC Minimum	Dec. 31, 2012 Distribution Properties Statesville, NC Maximum	Dec. 31, 2012 Distribution Properties Tavares, FL		Dec. 31, 2012 Distribution Properties Tavares, FL Minimum	Dec. 31, 2012 Distribution Properties Tavares, FL Maximum	Dec. 31, 2012 Distribution Properties Tontitown, AR		Dec. 31, 2012 Distribution Properties Tontitown, AR Minimum	Dec. 31, 2012 Distribution Properties Tontitown, AR Maximum	Dec. 31, 2012 Distribution Properties West Columbia, SC		Dec. 31, 2012 Distribution Properties West Columbia, SC Minimum	Dec. 31, 2012 Distribution Properties West Columbia, SC Maximum	Dec. 31, 2012 Distribution Properties West Columbia, SC		Dec. 31, 2012 Distribution Properties West Columbia, SC Minimum	Dec. 31, 2012 Distribution Properties West Columbia, SC Maximum	Dec. 31, 2012 Distribution Properties Wilmington, NC		Dec. 31, 2012 Distribution Properties Wilmington, NC Minimum	Dec. 31, 2012 Distribution Properties Wilmington, NC Maximum	Dec. 31, 2012 Convenience stores/car washes Phoenix, AZ		Dec. 31, 2012 Convenience stores/car washes Phoenix, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Phoenix, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Ashland, NH		Dec. 31, 2012 Convenience stores/car washes Ashland, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Ashland, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME		Dec. 31, 2012 Convenience stores/car washes Auburn, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME		Dec. 31, 2012 Convenience stores/car washes Auburn, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Augusta, ME		Dec. 31, 2012 Convenience stores/car washes Augusta, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Augusta, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Bangor, ME		Dec. 31, 2012 Convenience stores/car washes Bangor, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Bangor, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Bartlett, ME		Dec. 31, 2012 Convenience stores/car washes Bartlett, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Bartlett, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Berlin, NH		Dec. 31, 2012 Convenience stores/car washes Berlin, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Berlin, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Brewer, ME		Dec. 31, 2012 Convenience stores/car washes Brewer, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Brewer, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Calais, ME		Dec. 31, 2012 Convenience stores/car washes Calais, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Calais, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Cave Creek, AZ		Dec. 31, 2012 Convenience stores/car washes Cave Creek, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Cave Creek, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Concord, NH		Dec. 31, 2012 Convenience stores/car washes Concord, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Concord, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Freeport, ME		Dec. 31, 2012 Convenience stores/car washes Freeport, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Freeport, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Gorham, NH		Dec. 31, 2012 Convenience stores/car washes Gorham, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Gorham, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Harrington, ME		Dec. 31, 2012 Convenience stores/car washes Harrington, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Harrington, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Lewiston, ME		Dec. 31, 2012 Convenience stores/car washes Lewiston, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Lewiston, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Madison, ME		Dec. 31, 2012 Convenience stores/car washes Madison, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Madison, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Manchester, ME		Dec. 31, 2012 Convenience stores/car washes Manchester, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Manchester, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Newport, NH		Dec. 31, 2012 Convenience stores/car washes Newport, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Newport, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Oakfield, ME		Dec. 31, 2012 Convenience stores/car washes Oakfield, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Oakfield, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Paris, ME		Dec. 31, 2012 Convenience stores/car washes Paris, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Paris, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Reno, NV		Dec. 31, 2012 Convenience stores/car washes Reno, NV Minimum	Dec. 31, 2012 Convenience stores/car washes Reno, NV Maximum	Dec. 31, 2012 Convenience stores/car washes Rockland, ME		Dec. 31, 2012 Convenience stores/car washes Rockland, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Rockland, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Sanford, ME		Dec. 31, 2012 Convenience stores/car washes Sanford, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Sanford, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Sherman Mills, ME		Dec. 31, 2012 Convenience stores/car washes Sherman Mills, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Sherman Mills, ME Maximum	Dec. 31, 2012 Convenience stores/car washes South Portland, ME		Dec. 31, 2012 Convenience stores/car washes South Portland, ME Minimum	Dec. 31, 2012 Convenience stores/car washes South Portland, ME Maximum	Dec. 31, 2012 Industrial properties Houston, TX		Dec. 31, 2012 Industrial properties Houston, TX Minimum	Dec. 31, 2012 Industrial properties Houston, TX Maximum	Dec. 31, 2012 Industrial properties Pulaski, VA		Dec. 31, 2012 Industrial properties Pulaski, VA Minimum	Dec. 31, 2012 Industrial properties Pulaski, VA Maximum	Dec. 31, 2012 Industrial properties Minerva, OH		Dec. 31, 2012 Industrial properties Minerva, OH Minimum	Dec. 31, 2012 Industrial properties Minerva, OH Maximum	Dec. 31, 2012 Industrial properties Annapolis Junction, MD		Dec. 31, 2012 Industrial properties Annapolis Junction, MD Minimum	Dec. 31, 2012 Industrial properties Annapolis Junction, MD Maximum	Dec. 31, 2012 Industrial properties Bridgeview, IL		Dec. 31, 2012 Industrial properties Bridgeview, IL Minimum	Dec. 31, 2012 Industrial properties Bridgeview, IL Maximum	Dec. 31, 2012 Industrial properties Byron, IL		Dec. 31, 2012 Industrial properties Byron, IL Minimum	Dec. 31, 2012 Industrial properties Byron, IL Maximum	Dec. 31, 2012 Industrial properties Dublin, VA		Dec. 31, 2012 Industrial properties Dublin, VA Minimum	Dec. 31, 2012 Industrial properties Dublin, VA Maximum	Dec. 31, 2012 Industrial properties Edon, OH		Dec. 31, 2012 Industrial properties Edon, OH Minimum	Dec. 31, 2012 Industrial properties Edon, OH Maximum	Dec. 31, 2012 Industrial properties Elk Grove Village, IL		Dec. 31, 2012 Industrial properties Elk Grove Village, IL Minimum	Dec. 31, 2012 Industrial properties Elk Grove Village, IL Maximum	Dec. 31, 2012 Industrial properties Exton, PA		Dec. 31, 2012 Industrial properties Exton, PA Minimum	Dec. 31, 2012 Industrial properties Exton, PA Maximum	Dec. 31, 2012 Industrial properties Fremont, IN		Dec. 31, 2012 Industrial properties Fremont, IN Minimum	Dec. 31, 2012 Industrial properties Fremont, IN Maximum	Dec. 31, 2012 Industrial properties Grand Chute, WI		Dec. 31, 2012 Industrial properties Grand Chute, WI Minimum	Dec. 31, 2012 Industrial properties Grand Chute, WI Maximum	Dec. 31, 2012 Industrial properties Lenexa, KS		Dec. 31, 2012 Industrial properties Lenexa, KS Minimum	Dec. 31, 2012 Industrial properties Lenexa, KS Maximum	Dec. 31, 2012 Industrial properties Loudon, TN		Dec. 31, 2012 Industrial properties Loudon, TN Minimum	Dec. 31, 2012 Industrial properties Loudon, TN Maximum	Dec. 31, 2012 Industrial properties Merced, CA		Dec. 31, 2012 Industrial properties Merced, CA Minimum	Dec. 31, 2012 Industrial properties Merced, CA Maximum	Dec. 31, 2012 Industrial properties Monroe, MI		Dec. 31, 2012 Industrial properties Monroe, MI Minimum	Dec. 31, 2012 Industrial properties Monroe, MI Maximum	Dec. 31, 2012 Industrial properties Monroe, MI		Dec. 31, 2012 Industrial properties Monroe, MI Minimum	Dec. 31, 2012 Industrial properties Monroe, MI Maximum	Dec. 31, 2012 Industrial properties Nashville, TN		Dec. 31, 2012 Industrial properties Nashville, TN Minimum	Dec. 31, 2012 Industrial properties Nashville, TN Maximum	Dec. 31, 2012 Industrial properties Royal Oak, MI		Dec. 31, 2012 Industrial properties Royal Oak, MI Minimum	Dec. 31, 2012 Industrial properties Royal Oak, MI Maximum	Dec. 31, 2012 Industrial properties Scottdale, PA		Dec. 31, 2012 Industrial properties Scottdale, PA Minimum	Dec. 31, 2012 Industrial properties Scottdale, PA Maximum	Dec. 31, 2012 Industrial properties Shelbyville, KY		Dec. 31, 2012 Industrial properties Shelbyville, KY Minimum	Dec. 31, 2012 Industrial properties Shelbyville, KY Maximum	Dec. 31, 2012 Industrial properties Sidney, OH		Dec. 31, 2012 Industrial properties Sidney, OH Minimum	Dec. 31, 2012 Industrial properties Sidney, OH Maximum	Dec. 31, 2012 Industrial properties Surgoinsville, TN		Dec. 31, 2012 Industrial properties Surgoinsville, TN Minimum	Dec. 31, 2012 Industrial properties Surgoinsville, TN Maximum	Dec. 31, 2012 Industrial properties Troy, MI		Dec. 31, 2012 Industrial properties Troy, MI Minimum	Dec. 31, 2012 Industrial properties Troy, MI Maximum	Dec. 31, 2012 Industrial properties Westfield, MA		Dec. 31, 2012 Industrial properties Westfield, MA Minimum	Dec. 31, 2012 Industrial properties Westfield, MA Maximum	Dec. 31, 2012 Industrial properties Worcester, MA		Dec. 31, 2012 Industrial properties Worcester, MA Minimum	Dec. 31, 2012 Industrial properties Worcester, MA Maximum	Dec. 31, 2012 Movie Theater Fort Wayne, IN		Dec. 31, 2012 Movie Theater Fort Wayne, IN Minimum	Dec. 31, 2012 Movie Theater Fort Wayne, IN Maximum	Dec. 31, 2012 Movie Theater Greensboro, NC		Dec. 31, 2012 Movie Theater Greensboro, NC Minimum	Dec. 31, 2012 Movie Theater Greensboro, NC Maximum	Dec. 31, 2012 Movie Theater Kansas City, MO		Dec. 31, 2012 Movie Theater Kansas City, MO Minimum	Dec. 31, 2012 Movie Theater Kansas City, MO Maximum	Dec. 31, 2012 Movie Theater Lees Summit, MO		Dec. 31, 2012 Movie Theater Lees Summit, MO Minimum	Dec. 31, 2012 Movie Theater Lees Summit, MO Maximum	Dec. 31, 2012 Movie Theater Martinsburg, WV		Dec. 31, 2012 Movie Theater Martinsburg, WV Minimum	Dec. 31, 2012 Movie Theater Martinsburg, WV Maximum	Dec. 31, 2012 Movie Theater Phoenix, AZ		Dec. 31, 2012 Movie Theater Phoenix, AZ Minimum	Dec. 31, 2012 Movie Theater Phoenix, AZ Maximum	Dec. 31, 2012 Movie Theater Missoula, MT		Dec. 31, 2012 Movie Theater Missoula, MT Minimum	Dec. 31, 2012 Movie Theater Missoula, MT Maximum	Dec. 31, 2012 Movie Theater Raleigh, NC		Dec. 31, 2012 Movie Theater Raleigh, NC Minimum	Dec. 31, 2012 Movie Theater Raleigh, NC Maximum	Dec. 31, 2012 Movie Theater Batavia, IL		Dec. 31, 2012 Movie Theater Batavia, IL Minimum	Dec. 31, 2012 Movie Theater Batavia, IL Maximum	Dec. 31, 2012 Movie Theater Wilmington, NC		Dec. 31, 2012 Movie Theater Wilmington, NC Minimum	Dec. 31, 2012 Movie Theater Wilmington, NC Maximum	Dec. 31, 2012 Movie Theater Bixby, OK		Dec. 31, 2012 Movie Theater Bixby, OK Minimum	Dec. 31, 2012 Movie Theater Bixby, OK Maximum	Dec. 31, 2012 Movie Theater Cedar Rapids, IA		Dec. 31, 2012 Movie Theater Cedar Rapids, IA Minimum	Dec. 31, 2012 Movie Theater Cedar Rapids, IA Maximum	Dec. 31, 2012 Movie Theater Colorado Springs, CO		Dec. 31, 2012 Movie Theater Colorado Springs, CO Minimum	Dec. 31, 2012 Movie Theater Colorado Springs, CO Maximum	Dec. 31, 2012 Movie Theater Columbia, SC		Dec. 31, 2012 Movie Theater Columbia, SC Minimum	Dec. 31, 2012 Movie Theater Columbia, SC Maximum	Dec. 31, 2012 Movie Theater Covina, CA		Dec. 31, 2012 Movie Theater Covina, CA Minimum	Dec. 31, 2012 Movie Theater Covina, CA Maximum	Dec. 31, 2012 Movie Theater Durham, NC		Dec. 31, 2012 Movie Theater Durham, NC Minimum	Dec. 31, 2012 Movie Theater Durham, NC Maximum	Dec. 31, 2012 Movie Theater Goodyear, AZ		Dec. 31, 2012 Movie Theater Goodyear, AZ Minimum	Dec. 31, 2012 Movie Theater Goodyear, AZ Maximum	Dec. 31, 2012 Movie Theater Johnston, IA		Dec. 31, 2012 Movie Theater Johnston, IA Minimum	Dec. 31, 2012 Movie Theater Johnston, IA Maximum	Dec. 31, 2012 Movie Theater Longview, TX		Dec. 31, 2012 Movie Theater Longview, TX Minimum	Dec. 31, 2012 Movie Theater Longview, TX Maximum	Dec. 31, 2012 Movie Theater Noblesville, IN		Dec. 31, 2012 Movie Theater Noblesville, IN Minimum	Dec. 31, 2012 Movie Theater Noblesville, IN Maximum	Dec. 31, 2012 Movie Theater Overland Park, KS		Dec. 31, 2012 Movie Theater Overland Park, KS Minimum	Dec. 31, 2012 Movie Theater Overland Park, KS Maximum	Dec. 31, 2012 Movie Theater Portage, IN		Dec. 31, 2012 Movie Theater Portage, IN Minimum	Dec. 31, 2012 Movie Theater Portage, IN Maximum	Dec. 31, 2012 Movie Theater Winston Salem, NC		Dec. 31, 2012 Movie Theater Winston Salem, NC Minimum	Dec. 31, 2012 Movie Theater Winston Salem, NC Maximum	Dec. 31, 2012 Educational Properties Columbus, OH		Dec. 31, 2012 Educational Properties Columbus, OH Minimum	Dec. 31, 2012 Educational Properties Columbus, OH Maximum	Dec. 31, 2012 Educational Properties Columbus, OH		Dec. 31, 2012 Educational Properties Columbus, OH Minimum	Dec. 31, 2012 Educational Properties Columbus, OH Maximum	Dec. 31, 2012 Educational Properties Lone Tree, CO		Dec. 31, 2012 Educational Properties Lone Tree, CO Minimum	Dec. 31, 2012 Educational Properties Lone Tree, CO Maximum	Dec. 31, 2012 Educational Properties Mesa, AZ		Dec. 31, 2012 Educational Properties Mesa, AZ Minimum	Dec. 31, 2012 Educational Properties Mesa, AZ Maximum	Dec. 31, 2012 Educational Properties Romeoville, IL		Dec. 31, 2012 Educational Properties Romeoville, IL Minimum	Dec. 31, 2012 Educational Properties Romeoville, IL Maximum	Dec. 31, 2012 Educational Properties Grand Chute, WI		Dec. 31, 2012 Educational Properties Grand Chute, WI Minimum	Dec. 31, 2012 Educational Properties Grand Chute, WI Maximum	Dec. 31, 2012 Educational Properties Alpena, MI		Dec. 31, 2012 Educational Properties Alpena, MI Minimum	Dec. 31, 2012 Educational Properties Alpena, MI Maximum	Dec. 31, 2012 Educational Properties Cummington, MA		Dec. 31, 2012 Educational Properties Cummington, MA Minimum	Dec. 31, 2012 Educational Properties Cummington, MA Maximum	Dec. 31, 2012 Educational Properties Duluth, GA		Dec. 31, 2012 Educational Properties Duluth, GA Minimum	Dec. 31, 2012 Educational Properties Duluth, GA Maximum	Dec. 31, 2012 Educational Properties Hendersonville, NC		Dec. 31, 2012 Educational Properties Hendersonville, NC Minimum	Dec. 31, 2012 Educational Properties Hendersonville, NC Maximum	Dec. 31, 2012 Educational Properties Leawood, KS		Dec. 31, 2012 Educational Properties Leawood, KS Minimum	Dec. 31, 2012 Educational Properties Leawood, KS Maximum	Dec. 31, 2012 Educational Properties Manchester Center, VT		Dec. 31, 2012 Educational Properties Manchester Center, VT Minimum	Dec. 31, 2012 Educational Properties Manchester Center, VT Maximum	Dec. 31, 2012 Educational Properties Mt Laurel, NJ		Dec. 31, 2012 Educational Properties Mt Laurel, NJ Minimum	Dec. 31, 2012 Educational Properties Mt Laurel, NJ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Prineville, OR		Dec. 31, 2012 Educational Properties Prineville, OR Minimum	Dec. 31, 2012 Educational Properties Prineville, OR Maximum	Dec. 31, 2012 Educational Properties Reedley, CA		Dec. 31, 2012 Educational Properties Reedley, CA Minimum	Dec. 31, 2012 Educational Properties Reedley, CA Maximum	Dec. 31, 2012 Educational Properties Tucson, AZ		Dec. 31, 2012 Educational Properties Tucson, AZ Minimum	Dec. 31, 2012 Educational Properties Tucson, AZ Maximum	Dec. 31, 2012 Educational Properties Warrenville, IL		Dec. 31, 2012 Educational Properties Warrenville, IL Minimum	Dec. 31, 2012 Educational Properties Warrenville, IL Maximum	Dec. 31, 2012 Educational Properties Westmont, IL		Dec. 31, 2012 Educational Properties Westmont, IL Minimum	Dec. 31, 2012 Educational Properties Westmont, IL Maximum	Dec. 31, 2012 Supermarkets Lubbock, TX		Dec. 31, 2012 Supermarkets Lubbock, TX Minimum	Dec. 31, 2012 Supermarkets Lubbock, TX Maximum	Dec. 31, 2012 Supermarkets Lufkin, TX		Dec. 31, 2012 Supermarkets Lufkin, TX Minimum	Dec. 31, 2012 Supermarkets Lufkin, TX Maximum	Dec. 31, 2012 Supermarkets Wichita Falls, TX		Dec. 31, 2012 Supermarkets Wichita Falls, TX Minimum	Dec. 31, 2012 Supermarkets Wichita Falls, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Burkburnett, TX		Dec. 31, 2012 Supermarkets Burkburnett, TX Minimum	Dec. 31, 2012 Supermarkets Burkburnett, TX Maximum	Dec. 31, 2012 Supermarkets Childress, TX		Dec. 31, 2012 Supermarkets Childress, TX Minimum	Dec. 31, 2012 Supermarkets Childress, TX Maximum	Dec. 31, 2012 Supermarkets Cleveland, TX		Dec. 31, 2012 Supermarkets Cleveland, TX Minimum	Dec. 31, 2012 Supermarkets Cleveland, TX Maximum	Dec. 31, 2012 Supermarkets Corrigan, TX		Dec. 31, 2012 Supermarkets Corrigan, TX Minimum	Dec. 31, 2012 Supermarkets Corrigan, TX Maximum	Dec. 31, 2012 Supermarkets Diboll, TX		Dec. 31, 2012 Supermarkets Diboll, TX Minimum	Dec. 31, 2012 Supermarkets Diboll, TX Maximum	Dec. 31, 2012 Supermarkets Levelland, TX		Dec. 31, 2012 Supermarkets Levelland, TX Minimum	Dec. 31, 2012 Supermarkets Levelland, TX Maximum	Dec. 31, 2012 Supermarkets Muleshoe, TX		Dec. 31, 2012 Supermarkets Muleshoe, TX Minimum	Dec. 31, 2012 Supermarkets Muleshoe, TX Maximum	Dec. 31, 2012 Supermarkets Novasota, TX		Dec. 31, 2012 Supermarkets Novasota, TX Minimum	Dec. 31, 2012 Supermarkets Novasota, TX Maximum	Dec. 31, 2012 Supermarkets Perryton, TX		Dec. 31, 2012 Supermarkets Perryton, TX Minimum	Dec. 31, 2012 Supermarkets Perryton, TX Maximum	Dec. 31, 2012 Supermarkets Plainview, TX		Dec. 31, 2012 Supermarkets Plainview, TX Minimum	Dec. 31, 2012 Supermarkets Plainview, TX Maximum	Dec. 31, 2012 Supermarkets Snyder, TX		Dec. 31, 2012 Supermarkets Snyder, TX Minimum	Dec. 31, 2012 Supermarkets Snyder, TX Maximum	Dec. 31, 2012 Supermarkets Timpson, TX		Dec. 31, 2012 Supermarkets Timpson, TX Minimum	Dec. 31, 2012 Supermarkets Timpson, TX Maximum	Dec. 31, 2012 Supermarkets Vernon, TX		Dec. 31, 2012 Supermarkets Vernon, TX Minimum	Dec. 31, 2012 Supermarkets Vernon, TX Maximum	Dec. 31, 2012 Medical/other office properties Dallas, TX		Dec. 31, 2012 Medical/other office properties Dallas, TX Minimum	Dec. 31, 2012 Medical/other office properties Dallas, TX Maximum	Dec. 31, 2012 Medical/other office properties Fort Myers, FL		Dec. 31, 2012 Medical/other office properties Fort Myers, FL Minimum	Dec. 31, 2012 Medical/other office properties Fort Myers, FL Maximum	Dec. 31, 2012 Medical/other office properties Columbia, SC		Dec. 31, 2012 Medical/other office properties Columbia, SC Minimum	Dec. 31, 2012 Medical/other office properties Columbia, SC Maximum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL		Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Minimum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Maximum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL		Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Minimum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Maximum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL		Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Minimum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Maximum	Dec. 31, 2012 Medical/other office properties Cape Coral, FL		Dec. 31, 2012 Medical/other office properties Cape Coral, FL Minimum	Dec. 31, 2012 Medical/other office properties Cape Coral, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Drugstores Buffalo, NY		Dec. 31, 2012 Drugstores Buffalo, NY Minimum	Dec. 31, 2012 Drugstores Buffalo, NY Maximum	Dec. 31, 2012 Drugstores Moundsville, WV		Dec. 31, 2012 Drugstores Moundsville, WV Minimum	Dec. 31, 2012 Drugstores Moundsville, WV Maximum	Dec. 31, 2012 Drugstores Millen, GA		Dec. 31, 2012 Drugstores Millen, GA Minimum	Dec. 31, 2012 Drugstores Millen, GA Maximum	Dec. 31, 2012 Drugstores Oneida, NY		Dec. 31, 2012 Drugstores Oneida, NY Minimum	Dec. 31, 2012 Drugstores Oneida, NY Maximum	Dec. 31, 2012 Drugstores Philadelphia, PA		Dec. 31, 2012 Drugstores Philadelphia, PA Minimum	Dec. 31, 2012 Drugstores Philadelphia, PA Maximum	Dec. 31, 2012 Drugstores Philadelphia, PA		Dec. 31, 2012 Drugstores Philadelphia, PA Minimum	Dec. 31, 2012 Drugstores Philadelphia, PA Maximum	Dec. 31, 2012 Drugstores St Clair Shores, MI		Dec. 31, 2012 Drugstores St Clair Shores, MI Minimum	Dec. 31, 2012 Drugstores St Clair Shores, MI Maximum	Dec. 31, 2012 Drugstores Thomasville, GA		Dec. 31, 2012 Drugstores Thomasville, GA Minimum	Dec. 31, 2012 Drugstores Thomasville, GA Maximum	Dec. 31, 2012 Drugstores Uhrichsville, OH		Dec. 31, 2012 Drugstores Uhrichsville, OH Minimum	Dec. 31, 2012 Drugstores Uhrichsville, OH Maximum	Dec. 31, 2012 Recreational Properties Jacksonville, FL		Dec. 31, 2012 Recreational Properties Jacksonville, FL Minimum	Dec. 31, 2012 Recreational Properties Jacksonville, FL Maximum	Dec. 31, 2012 Recreational Properties Plano, TX		Dec. 31, 2012 Recreational Properties Plano, TX Minimum	Dec. 31, 2012 Recreational Properties Plano, TX Maximum	Dec. 31, 2012 Recreational Properties Austin, TX		Dec. 31, 2012 Recreational Properties Austin, TX Minimum	Dec. 31, 2012 Recreational Properties Austin, TX Maximum	Dec. 31, 2012 Recreational Properties Fort Worth, TX		Dec. 31, 2012 Recreational Properties Fort Worth, TX Minimum	Dec. 31, 2012 Recreational Properties Fort Worth, TX Maximum	Dec. 31, 2012 Recreational Properties Grapevine, TX		Dec. 31, 2012 Recreational Properties Grapevine, TX Minimum	Dec. 31, 2012 Recreational Properties Grapevine, TX Maximum	Dec. 31, 2012 Recreational Properties Lewisville, TX		Dec. 31, 2012 Recreational Properties Lewisville, TX Minimum	Dec. 31, 2012 Recreational Properties Lewisville, TX Maximum	Dec. 31, 2012 Recreational Properties Shenandoah, TX		Dec. 31, 2012 Recreational Properties Shenandoah, TX Minimum	Dec. 31, 2012 Recreational Properties Shenandoah, TX Maximum	Dec. 31, 2012 Recreational Properties Tannersville, PA		Dec. 31, 2012 Recreational Properties Tannersville, PA Minimum	Dec. 31, 2012 Recreational Properties Tannersville, PA Maximum	Dec. 31, 2012 Health clubs/gyms Keizer, OR		Dec. 31, 2012 Health clubs/gyms Keizer, OR Minimum	Dec. 31, 2012 Health clubs/gyms Keizer, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Interstate Travel Plazas Catlettsburg, KY		Dec. 31, 2012 Interstate Travel Plazas Catlettsburg, KY Minimum	Dec. 31, 2012 Interstate Travel Plazas Catlettsburg, KY Maximum	Dec. 31, 2012 Interstate Travel Plazas Saint Augustine, FL		Dec. 31, 2012 Interstate Travel Plazas Saint Augustine, FL Minimum	Dec. 31, 2012 Interstate Travel Plazas Saint Augustine, FL Maximum	Dec. 31, 2012 Interstate Travel Plazas Spiceland, IN		Dec. 31, 2012 Interstate Travel Plazas Spiceland, IN Minimum	Dec. 31, 2012 Interstate Travel Plazas Spiceland, IN Maximum	Dec. 31, 2012 Call Centres Worcester, MA		Dec. 31, 2012 Call Centres Worcester, MA Minimum	Dec. 31, 2012 Call Centres Worcester, MA Maximum
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 181,908																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																															$ 1,571																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																$ 11,080												$ 6,925																																																																																																																																																																																																																								$ 9,348																																$ 7,271																																																																																																																												$ 38,652																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																								$ 2,210																																$ 17,548				$ 6,932																																$ 2,545				$ 844				$ 4,006				$ 1,957				$ 5,439				$ 1,908				$ 1,950				$ 3,076				$ 720				$ 1,319				$ 686				$ 897				$ 2,524								$ 1,214				$ 846				$ 4,263				$ 3,376				$ 317				$ 2,817																																																																																								$ 5,744				$ 7,340				$ 4,787				$ 4,787				$ 4,148				$ 5,106																																								$ 7,755
Land and Improvements, Initial Cost to Company		1,338,588			557				1,615				247				218				310				120				1,036				228				483				1,024				256				1,038				1,119				727				1,332				2,064				1,301				388				197				513				265				488				579				286				695				973				838				1,106				254				410				594				565				401				747				472				391				1,435				388				635				288				426				688				1,560				809				762				750				384				333				1,501				1,497				484				474				492				369				774				739				438				189				737				821				304				318				759				503				2,071				215				508				613				229				581				439				54				620				272				213				482				600				352				561				1,046				277				313				340				242				242				258				532				572				289				976				1,675				511				666				865				1,226				449				411				855				1,456				355				247				383				294				2,226				501				300				417				1,321				674				289				304				268				294				463				509				479				393				526				557				103				353				220				367				967				1,053				1,366				619				695				393				291				441				1,026				526				308				248				677				940				207				668				1,423				419				137				425				351				426				413				301				270				271				385				428				614				616				712				764				452				479				74				294				267				424				976				562				415				117				1,091				539				357				609				1,142				655				735				314				650				141				685				772				307				451				270				923				1,020				470				489				607				293				340				524				251				292				495				601				411				667				1,503				478				660				989				1,110				368				825				440				262				191				1,351				2,417				626				600				109				210				161				522				177				643				219				1,480				1,236				1,009				289				223				531				652				586				546				145				568				575				387				314				762				611				423				361				439				604				242				292				1,105				1,149				1,006				1,230				408				306				1,286				1,098				1,156				1,086				585				592				2,844				2,348				973				794				702				223				1,450				396				496				460				258				266				170				449				370				1,971				467				480				930				872				487				508				1,325				718				245				1,994				576				594				349				334				245				907				487				367				592				384				936				618				635				547				332				561				296				172				1,312				499				246				342				308				57				302				616				907				590				626				636				713				1,267				419				203				323				917				699				1,717				334				1,010				854				534				687				927				454				634				352				892				1,198				351				225				472				1,852				214				180				184				3,908				797				503				946				121				887				810				1,482				1,505				307				316				1,819				938				846				801				874				2,005				873				1,318				676				602				596				823				161				463				867				205				587				424				573				426				560				588				436				652				530				320				499				485				657				968				301				497				634				312				1,184				1,359				678				394				1,466				265				484				1,398				419				669				477				539				409				1,249				642				2,006				765				278				250				1,508				772				168				416				457				598				847				810				324				860				154				383				282				405				787				558				1,289				2,418				521				252				444				1,015				499				878				25				610				1,033				1,253				799				387				634				493				561				314				373				195				384				789				513				883				588				1,193				828				503				271				517				349				428				539				922				219				240				751				265				549				1,013				759				1,008				383				316				524				1,072				571				1,115				1,655				439				678				290				231				189				464				779				866				1,051				388				379				771				311				602				231				1,481				154				480				857				789				240				552				300				983				1,540				136				290				472				409				981				807				121				381				488				378				1,593				119				264				267				323				900				699				765				158				331				851				400				523				555				446				555				4,898				5,017				1,117				4,722				381				3,030				526				289				4,152				1,024				3,594				4,725				430				6,466				3,124				3,857				360				66				2,526				741				673				631				462				6,155				264				550				4,246				3,269				3,191				648				3,035				639				2,036				3,061				1,814				371				352				420				1,219				365				495				7,247				2,805				4,961				1,752				811				1,502				762				3,652				630				2,393				738				4,110				1,005				1,941				57				772				775				391				2,952				3,401				2,998				8,698				4,788				555				565				3,176				709				1,963				1,269				2,793				1,721				3,603				3,166				4,044				3,079				872				3,550				3,736				2,896				2,627				581				2,950				1,275				409				474				4,186				429				454				571				1,060				4,072				2,836				5,632				659				2,573				6,167				1,452				724				4,423				3,272				2,186				448				3,137				1,103				4,123				554				3,918				2,037				2,982				1,526				641				557				518				228				972				672				2,080				2,944				633				2,701				2,734				496				2,448				5,320				5,477				7,431				2,468				400				322				877				651				799				2,317				1,264				2,145				436				2,237				3,510				3,076				7,043				1,535				1,787				3,023				6,189				628				2,685				3,260				544				2,973				4,907				570				345				1,366				1,014				3,781				3,437				3,749				5,033				1,383				402				557				589				724				2,037				481				756				1,202				2,283				719				3,064				604				3,310				2,952				2,848				2,780				3,413				3,689				691				2,861				2,789				1,568				343				786				437				785				2,036				849				1,199				871				737				800				288				289				882				384				1,403				1,822				401				645				342				973				2,013				1,009				397				2,562				1,235				766				169				380				2,160				360				465				542				414				107				1,145				678				831				502				2,308				398				440				975				595				2,401				1,120				769				1,587				391				1,515				510				1,555				801				1,418				907				1,059				717				244				645				1,250				698				283				536				418				3,591				385				772				323				68				357				572				930				712				4,653				399				612				963				195				494				217				2,041				804				2,121				304				618				796				1,869				243				1,338				2,192				1,066				1,020				1,351				732				1,146				1,826				293				919				506				731				257				168				542				825				435				248				1,443				720				1,213				1,623				2,214				6,155				3,170				3,931				4,775				157				238				3,064				1,225				1,808				376				1,318				631				242				281				354				676				358				372				607				339				343				417				334				300				1,775				5,430				4,338				544				187				84				162				130				586				2,561				296				778				184				252				374				195				295				7,348				931				211				359				283				137				155				167				89				398				241				422				303				275				179				458				7,981				503				120				104				148				195				150				320				6,153				650				563				1,385				4,863				5,026				1,979				2,823				1,536				767				1,700				4,675				2,610				2,040				1,800				2,497				2,098				1,597				1,486				3,421				775				1,316				4,171				2,497				4,079				3,913				629				1,550				1,857				1,135				1,653				28,693				499				1,772				3,655				1,881				727				2,329				1,551				1,324				2,931				1,345				1,991				2,168				561				990				1,002				2,067				848				2,836				1,108				320				164				384				199				607				339				786				963				259				173				333				518				1,021				492				344				1,144				108				136				250				221				641				268				262				260				1,098				500				858				233				741				1,203				500				318				614				1,075				230				324				262				370				2,243				398				371				287				318				327				325				387				238				187				2,711				260				503				723				331				460				130				279				519				273				139				1,096				211				807				4,416				2,765				5,123				3,437				259				661				2,341				333				649				2,245				1,093				734				491				642				3,001				2,494				427				1,738				1,463				1,188				3,456				1,567				1,611				459				3,426				607				442				921				777				1,128				3,258				3,731				2,696				2,359				2,543				3,517				2,450				2,652				2,333				3,636				4,705				1,552				5,585				2,521				1,892				2,115				5,566				1,630				3,881				3,046				1,432				1,760				4,935				4,621				1,567				417				1,069				2,020				929				1,684				1,524				236				1,177				2,289				692				1,854				1,198				1,404				4,025				2,381				1,912				1,840				571				1,637				983				2,542				1,375				1,782				1,178								1,574				3,559				1,828				1,573				2,030				747				465				395				775				1,651				471				781				1,029				620				2,062				253				1,791				1,633				904				2,095				317				738				376				545				1,351				1,829				260				1,057				681				706				810				1,315				733				1,613				1,169				931				617				431				3,225				4,425				2,468				2,554				2,130				2,886				10,943				1,208				941				1,509				1,214				1,589				9,344				9,556				9,649				2,048
Buildings, Improvements, Initial Cost to Company		2,020,686			318				2,476				198				273				394				1,336				1,655				219				318				202				585				482				1,055				1,329				1,466				2,043				1,032				748				341				483				476				653				299				726				1,482				415				216				450				468				856				417				286				567				558				642				599				1,541				778				900				744				1,956				119				557				601				821				379				350				173				615				1,684				134				282				366				564				614				700				529				227				629				694				588				484				977				713				1,224				483				603				503				730				730				451				762				501				220				558				682				389				246				549				334				2,041				275				220				244				256				310				279				198				260				271				1,112				811				168				244				672				644				279				147				793				663				438				427				292				858				459				193				293				991				519				131				257				354				262				557				706				591				484				665				624				180				382				288				169				844				412				1,699				672				302				405				633				646				907				598				291				333				539				126				91				295				1,552				594				196				200				209				223				235				219				305				157				258				189				688				1,301				669				941				570				298				423				221				513				584				2,385				354				471				334				2,217				575				228				1,810				1,451				129				278				255				380				182				231				767				338				377				231				468				826				629				612				1,020				212				258				209				244				460				1,007				121				346				184				1,323				987				204				2,057				817				255				561				236				312				620				1,445				707				1,439				765				410				318				493				570				139				1,669				414				1,329				272				444				311				304				495				442				619				342				152				648				740				502				143				241				239				307				269				297				717				298				818				851				1,291				1,142				2,048				930				344				263				439				352				413				561				302				1,620				1,348				640				616				245				473				1,967				1,074				488				587				262				310				749				153				150				2,295				729				631				910				509				871				573				781				450				193				1,207				329				904				425				654				447				499				334				283				200				877				387				677				227				230				185				305				343				700				360				664				434				439				161				1,010				193				316				926				69				560				362				451				944				687				616				408				847				1,700				1,117				251				577				514				592				856				790				826				578				648				739				819				495				327				760				1,096				250				225				90				8,630				428				153				2,221				239				992				306				1,568				1,817				596				603				1,188				697				682				481				1,033				794				790				234				911				14				105				1,151				533				565				1,867				197				487				520				466				653				549				781				290				450				568				302				536				642				854				1,259				413				278				278				240				311				551				402				240				2,294				329				497				1,289				634				548				408				380				694				729				178				570				829				494				502				959				505				128				658				309				535				832				739				658				291				320				270				435				232				663				1,044				1,871				1,529				575				377				236				416				248				1,657				406				557				193				1,410				1,779				374				1,364				929				83				631				722				531				964				713				559				1,249				613				557				351				651				218				373				429				339				300				406				138				126				662				122				752				1,286				964				251				404				404				541				642				630				771				1,467				719				586				211				337				227				218				777				960				1,051				353				487				372				463				550				307				676				352				361				307				332				408				624				227				1,232				1,997				248				172				347				202				1,056				629				114				238				215				254				1,314				324				460				338				918				2,306				515				437				695				323				1,077				291				446				411				172				373				5,804				12,407				1,825				6,955				1,082				3,321				813				589				2,872				7,113				4,384				4,164				581				4,232				4,436				3,348				1,829				410				3,141				1,198				983				1,229				791				6,298				1,681				1,116				4,444				3,482				4,414				379				4,509				940				5,555				3,609				2,540				565				345				776				760				812				1,089				4,907				3,593				8,243				4,387				1,392				2,810				984				5,217				463				3,546				1,175				5,210				2,873				2,431				405				1,623				1,404				1,798				4,206				5,497				4,929				12,160				4,605				1,041				1,377				5,583				838				4,025				1,937				4,108				3,231				3,569				4,808				5,347				4,259				758				4,749				3,570				3,810				3,965				1,018				3,408				2,113				2,999				945				4,150				822				3,453				973				1,015				5,777				4,522				5,299				1,223				4,011				4,861				3,736				765				5,774				4,406				3,888				313				3,245				902				5,253				791				3,126				1,166				4,700				4,027				1,172				1,130				871				666				1,602				766				4,014				5,595				1,155				2,912				3,378				1,176				3,864				4,086				3,986				14,273				4,392				1,752				422				1,089				1,015				678				4,274				859				2,966				1,427				4,295				4,916				5,305				5,255				3,407				4,283				3,063				4,511				939				4,231				3,937				840				4,340				4,023				733				537				3,000				3,005				4,934				5,047				4,884				6,589				5,401				717				879				1,600				897				3,696				4,079				993				1,418				1,955				865				3,519				971				4,069				3,897				3,969				4,005				4,436				4,806				1,009				3,767				5,033				5,806				733				397				816				2,243				2,523				582				737				1,105				758				1,274				1,110				807				1,040				1,380				2,195				2,158				814				861				545				553				2,307				1,032				786				2,740				1,659				837				375				1,047				3,030				544				446				781				663				227				1,972				353				923				703				1,888				1,108				447				746				394				3,148				1,006				885				3,114				793				477				512				2,341				2,211				2,644				1,275				1,517				730				959				593				2,153				701				1,144				1,228				815				2,021				289				2,110				537				169				396				310				307				309				2,878				623				1,244				1,199				688				855				492				1,946				809				2,877				1,488				749				656				797				863				1,916				3,280				2,497				1,955				2,279				720				1,402				948				541				1,434				494				802				604				1,104				802				1,059				833				801				1,467				646				670				2,721				2,504				10,957				938				5,334				6,056				508				564				2,707				373				4,539				576				1,604				1,010				572				575				1,182				646				1,197				1,073				1,379				858				901				1,237				1,119				839				1,725				7,254				448				743				1,174				803				659				1,128				1,274				1,526				457				1,686				1,037				917				1,295				1,649				893				970				268				1,401				1,505				452				577				500				601				501				626				628				857				636				528				271				454				6,937				628				1,224				333				459				569				575				916				5,010				566				607				3,259				815				3,590				4,111				4,475				3,852				1,632				5,698				854				865				5,696				3,183				4,401				5,338				6,964				3,856				7,407				2,037				2,649				5,613				2,160				1,948				3,671				754				2,749				3,441				2,278				3,085				27,813				2,296				2,227				5,271				7,761				3,005				4,750				6,447				3,975				4,844				8,288				4,308				4,851				1,563				764				3,177				2,632				2,948				5,069				2,091				406				486				453				262				520				226				1,690				1,007				111				20				124				193				583				723				210				337				265				228				339				174				1,069				236				542				143				1,281				237				8,418				263				660				6,254				170				291				355				5,098				92				108				598				122				4,243				157				444				222				322				141				399				317				260				213				2,201				330				343				358				459				341				410				284				581				229				153				6,892				303				579				2,384				2,196				2,683				2,373				163				194				4,323				1,536				3,920				1,105				3,731				4,334				1,401				2,649				5,264				7,180				2,176				12,133				5,110				4,904				9,007				12,435				11,145				3,261				7,071				11,008				3,028				4,177				2,892				947				8,090				5,193				9,849				2,431				7,943				9,735				3,528				11,495				3,406				8,833				7,561				2,934				10,101				5,461				1,732				2,091				26,922				2,685				4,392				10,213				2,946								12,281				8,300				2,140				5,100				3,363				3,748				806				5,676				1,666				2,051				4,439				4,274				2,469				3,914				4,688				5,655				24,772				9,051				1,673				3,582				4,457				2,885				3,782				3,813				5,087				2,055				352				6,259				1,389				4,575				1,292				1,586				2,706				934				2,867				630				872				2,158				1,770				1,499				597				5,415				2,963				312				2,550				21,835				6,445				16,191				1,619				4,022				940				1,716				5,368				4,522				470				3,845				925				1,002				1,312				1,411				1,087				1,880				761				1,933				2,345				802				6,302				8,142				5,418				5,377				4,630				5,763				40,453				4,089				2,620				5,635				4,911				3,834				3,989				2,543				3,063				8,705
Improvements/Land, Cost Capitalized Subsequent to Acquisition including Impairment		(10,151)																																																																																																																																																							(12)																101								(400)																																																																												16																																																																																																																				(126)																																																																(350)																																																																																																																																																																																																																																																																																																																																																																																																				(265)				(43)				(229)																																																																																																								(80)																																																																																																																																																																																																																																																																																								55																																																																																																																																																				(754)																																																																				(525)																																																																																																								(14)																																								(40)																																																																																																																																												66																																																																				(203)																																																																																																																																																																																																																																				(535)																																																																																																																																																																(259)																																																								(118)																																																																																								(724)																																																																																																																																																																																																																(38)																																																																																																				(60)																																(15)																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																												30																																												(3,116)				955																																																																																																																																																																																(3,987)																																																																																																																																																																																																																																																																																				(101)																																																																																																																																																																																												(217)				(1,535)																				(1,604)																																																																								682																																																																												2,338																				330																																																																								(7)																																																																																																																																																																																																								332								1,018																												(717)
Improvements/building, Cost Capitalized Subsequent to Acquisition including Impairment		16,301																																							5																9																				176																																																																																												(119)								(259)																123																																																												1,584																																																																				75																																																(165)																																																								152								(261)																																																								176																																																176																																																																																																																																																																																																																																																																																												(275)				(12)				(506)																																																												542																												176				176																																																																																																																																																																																																																				176																																				176																176																86				176				31				(69)																																																																																																																																																				(667)																																																																				(1,045)																																																																								176																																																																																																75																																																																176																																																				(83)																																																																				(89)																																																																																																																																																																																																																																				(351)																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																78																																												(3,779)				145								98																																								109																																																																																																																																(2,317)																																																																																																																																																																																																																																																																																				(49)												94																																																																																																																																																																																(770)				(547)																				(2,492)																462																																																				525																																																																																10,172																849				1,340																																																																																																																																																																				2,019								5,006																																																																																																				2,754								5,042																												(3,155)
Land and Improvements, Gross	1,345,041	1,328,437	[1]	1,297,020	557	[1]			1,615	[1]			247	[1]			218	[1]			310	[1]			120	[1]			1,036	[1]			228	[1]			483	[1]			1,024	[1]			256	[1]			1,038	[1]			1,119	[1]			727	[1]			1,332	[1]			2,064	[1]			1,301	[1]			388	[1]			197	[1]			513	[1]			265	[1]			488	[1]			579	[1]			286	[1]			695	[1]			973	[1]			838	[1]			1,106	[1]			254	[1]			410	[1]			594	[1]			565	[1]			401	[1]			747	[1]			472	[1]			391	[1]			1,435	[1]			376	[1]			635	[1]			288	[1]			426	[1]			789	[1]			1,560	[1]			409	[1]			762	[1]			750	[1]			384	[1]			333	[1]			1,501	[1]			1,497	[1]			484	[1]			474	[1]			492	[1]			369	[1]			774	[1]			739	[1]			438	[1]			189	[1]			737	[1]			821	[1]			304	[1]			318	[1]			775	[1]			503	[1]			2,071	[1]			215	[1]			508	[1]			613	[1]			229	[1]			581	[1]			439	[1]			54	[1]			620	[1]			272	[1]			213	[1]			482	[1]			600	[1]			352	[1]			561	[1]			1,046	[1]			277	[1]			313	[1]			340	[1]			242	[1]			242	[1]			258	[1]			532	[1]			572	[1]			289	[1]			976	[1]			1,675	[1]			385	[1]			666	[1]			865	[1]			1,226	[1]			449	[1]			411	[1]			855	[1]			1,456	[1]			355	[1]			247	[1]			383	[1]			294	[1]			2,226	[1]			501	[1]			300	[1]			417	[1]			971	[1]			674	[1]			289	[1]			304	[1]			268	[1]			294	[1]			463	[1]			509	[1]			479	[1]			393	[1]			526	[1]			557	[1]			103	[1]			353	[1]			220	[1]			367	[1]			967	[1]			1,053	[1]			1,366	[1]			619	[1]			695	[1]			393	[1]			291	[1]			441	[1]			1,026	[1]			526	[1]			308	[1]			248	[1]			677	[1]			940	[1]			207	[1]			668	[1]			1,423	[1]			419	[1]			137	[1]			425	[1]			351	[1]			426	[1]			413	[1]			301	[1]			270	[1]			271	[1]			385	[1]			428	[1]			614	[1]			616	[1]			712	[1]			764	[1]			452	[1]			479	[1]			74	[1]			294	[1]			267	[1]			424	[1]			976	[1]			562	[1]			415	[1]			117	[1]			1,091	[1]			539	[1]			357	[1]			609	[1]			1,142	[1]			655	[1]			735	[1]			314	[1]			650	[1]			141	[1]			685	[1]			772	[1]			307	[1]			451	[1]			270	[1]			923	[1]			1,020	[1]			470	[1]			489	[1]			607	[1]			293	[1]			340	[1]			524	[1]			251	[1]			292	[1]			495	[1]			601	[1]			411	[1]			667	[1]			1,503	[1]			478	[1]			660	[1]			989	[1]			1,110	[1]			368	[1]			825	[1]			440	[1]			262	[1]			191	[1]			1,086	[1]			2,374	[1]			397	[1]			600	[1]			109	[1]			210	[1]			161	[1]			522	[1]			177	[1]			643	[1]			219	[1]			1,480	[1]			1,236	[1]			1,009	[1]			289	[1]			223	[1]			531	[1]			652	[1]			586	[1]			546	[1]			145	[1]			568	[1]			575	[1]			387	[1]			314	[1]			762	[1]			611	[1]			423	[1]			281	[1]			439	[1]			604	[1]			242	[1]			292	[1]			1,105	[1]			1,149	[1]			1,006	[1]			1,230	[1]			408	[1]			306	[1]			1,286	[1]			1,098	[1]			1,156	[1]			1,086	[1]			585	[1]			592	[1]			2,844	[1]			2,348	[1]			973	[1]			794	[1]			702	[1]			223	[1]			1,450	[1]			396	[1]			496	[1]			460	[1]			258	[1]			266	[1]			170	[1]			449	[1]			370	[1]			1,971	[1]			467	[1]			480	[1]			930	[1]			872	[1]			487	[1]			508	[1]			1,325	[1]			718	[1]			245	[1]			1,994	[1]			576	[1]			594	[1]			349	[1]			334	[1]			245	[1]			907	[1]			487	[1]			367	[1]			592	[1]			384	[1]			936	[1]			618	[1]			635	[1]			547	[1]			332	[1]			561	[1]			296	[1]			172	[1]			1,312	[1]			499	[1]			246	[1]			342	[1]			308	[1]			57	[1]			302	[1]			616	[1]			907	[1]			645	[1]			626	[1]			636	[1]			713	[1]			1,267	[1]			419	[1]			203	[1]			323	[1]			917	[1]			699	[1]			1,717	[1]			334	[1]			1,010	[1]			854	[1]			534	[1]			687	[1]			927	[1]			454	[1]			634	[1]			352	[1]			892	[1]			1,198	[1]			351	[1]			225	[1]			472	[1]			1,852	[1]			214	[1]			180	[1]			184	[1]			3,908	[1]			797	[1]			503	[1]			946	[1]			121	[1]			887	[1]			810	[1]			1,482	[1]			751	[1]			307	[1]			316	[1]			1,819	[1]			938	[1]			846	[1]			801	[1]			874	[1]			2,005	[1]			873	[1]			1,318	[1]			676	[1]			602	[1]			596	[1]			823	[1]			161	[1]			463	[1]			342	[1]			205	[1]			587	[1]			424	[1]			573	[1]			426	[1]			560	[1]			588	[1]			436	[1]			652	[1]			530	[1]			320	[1]			499	[1]			485	[1]			657	[1]			968	[1]			301	[1]			497	[1]			634	[1]			312	[1]			1,184	[1]			1,359	[1]			678	[1]			394	[1]			1,466	[1]			265	[1]			470	[1]			1,398	[1]			419	[1]			669	[1]			477	[1]			539	[1]			409	[1]			1,249	[1]			642	[1]			2,006	[1]			725	[1]			278	[1]			250	[1]			1,508	[1]			772	[1]			168	[1]			416	[1]			457	[1]			598	[1]			847	[1]			810	[1]			324	[1]			860	[1]			154	[1]			383	[1]			282	[1]			405	[1]			787	[1]			558	[1]			1,289	[1]			2,418	[1]			521	[1]			252	[1]			444	[1]			1,015	[1]			499	[1]			878	[1]			25	[1]			610	[1]			1,033	[1]			1,253	[1]			799	[1]			387	[1]			634	[1]			493	[1]			627	[1]			314	[1]			373	[1]			195	[1]			384	[1]			789	[1]			513	[1]			883	[1]			588	[1]			1,193	[1]			828	[1]			503	[1]			271	[1]			517	[1]			349	[1]			428	[1]			539	[1]			719	[1]			219	[1]			240	[1]			751	[1]			265	[1]			549	[1]			1,013	[1]			759	[1]			1,008	[1]			383	[1]			316	[1]			524	[1]			1,072	[1]			571	[1]			1,115	[1]			1,655	[1]			439	[1]			678	[1]			290	[1]			231	[1]			189	[1]			464	[1]			779	[1]			866	[1]			1,051	[1]			388	[1]			379	[1]			771	[1]			311	[1]			602	[1]			231	[1]			1,481	[1]			154	[1]			480	[1]			857	[1]			789	[1]			240	[1]			552	[1]			300	[1]			983	[1]			1,540	[1]			136	[1]			290	[1]			472	[1]			409	[1]			981	[1]			807	[1]			121	[1]			381	[1]			488	[1]			378	[1]			1,593	[1]			119	[1]			264	[1]			267	[1]			323	[1]			900	[1]			164	[1]			765	[1]			158	[1]			331	[1]			851	[1]			400	[1]			523	[1]			555	[1]			446	[1]			555	[1]			4,898	[1]			5,017	[1]			1,117	[1]			4,722	[1]			381	[1]			3,030	[1]			526	[1]			289	[1]			4,152	[1]			1,024	[1]			3,594	[1]			4,725	[1]			430	[1]			6,466	[1]			3,124	[1]			3,857	[1]			360	[1]			66	[1]			2,526	[1]			741	[1]			673	[1]			631	[1]			462	[1]			6,155	[1]			264	[1]			550	[1]			4,246	[1]			3,269	[1]			3,191	[1]			648	[1]			2,776	[1]			639	[1]			2,036	[1]			3,061	[1]			1,814	[1]			371	[1]			352	[1]			420	[1]			1,219	[1]			365	[1]			495	[1]			7,247	[1]			2,805	[1]			4,961	[1]			1,634	[1]			811	[1]			1,502	[1]			762	[1]			3,652	[1]			630	[1]			2,393	[1]			738	[1]			4,110	[1]			1,005	[1]			1,941	[1]			57	[1]			772	[1]			775	[1]			391	[1]			2,952	[1]			3,401	[1]			2,998	[1]			8,698	[1]			4,788	[1]			555	[1]			565	[1]			2,452	[1]			709	[1]			1,963	[1]			1,269	[1]			2,793	[1]			1,721	[1]			3,603	[1]			3,166	[1]			4,044	[1]			3,079	[1]			872	[1]			3,550	[1]			3,736	[1]			2,896	[1]			2,627	[1]			581	[1]			2,950	[1]			1,275	[1]			409	[1]			474	[1]			4,186	[1]			429	[1]			454	[1]			571	[1]			1,060	[1]			4,072	[1]			2,836	[1]			5,632	[1]			659	[1]			2,573	[1]			6,167	[1]			1,452	[1]			724	[1]			4,423	[1]			3,272	[1]			2,186	[1]			448	[1]			3,137	[1]			1,103	[1]			4,123	[1]			554	[1]			3,918	[1]			2,037	[1]			2,982	[1]			1,526	[1]			641	[1]			557	[1]			518	[1]			228	[1]			972	[1]			672	[1]			2,080	[1]			2,906	[1]			633	[1]			2,701	[1]			2,734	[1]			496	[1]			2,448	[1]			5,320	[1]			5,477	[1]			7,431	[1]			2,468	[1]			400	[1]			322	[1]			877	[1]			651	[1]			799	[1]			2,317	[1]			1,264	[1]			2,145	[1]			436	[1]			2,237	[1]			3,510	[1]			3,076	[1]			7,043	[1]			1,535	[1]			1,787	[1]			2,963	[1]			6,189	[1]			628	[1]			2,685	[1]			3,260	[1]			544	[1]			2,973	[1]			4,907	[1]			555	[1]			345	[1]			1,366	[1]			1,014	[1]			3,781	[1]			3,437	[1]			3,749	[1]			5,033	[1]			1,383	[1]			402	[1]			557	[1]			589	[1]			724	[1]			2,037	[1]			481	[1]			756	[1]			1,202	[1]			2,283	[1]			719	[1]			3,064	[1]			604	[1]			3,310	[1]			2,952	[1]			2,848	[1]			2,780	[1]			3,413	[1]			3,689	[1]			691	[1]			2,861	[1]			2,789	[1]			1,568	[1]			343	[1]			786	[1]			437	[1]			785	[1]			2,036	[1]			849	[1]			1,199	[1]			871	[1]			737	[1]			800	[1]			288	[1]			289	[1]			882	[1]			384	[1]			1,403	[1]			1,822	[1]			401	[1]			645	[1]			342	[1]			973	[1]			2,013	[1]			1,009	[1]			397	[1]			2,562	[1]			1,235	[1]			766	[1]			169	[1]			380	[1]			2,160	[1]			360	[1]			465	[1]			542	[1]			414	[1]			107	[1]			1,145	[1]			678	[1]			831	[1]			502	[1]			2,308	[1]			398	[1]			440	[1]			975	[1]			595	[1]			2,401	[1]			1,120	[1]			769	[1]			1,587	[1]			391	[1]			1,515	[1]			510	[1]			1,555	[1]			801	[1]			1,418	[1]			907	[1]			1,059	[1]			717	[1]			244	[1]			645	[1]			1,250	[1]			698	[1]			283	[1]			536	[1]			418	[1]			3,591	[1]			385	[1]			772	[1]			323	[1]			68	[1]			357	[1]			572	[1]			930	[1]			712	[1]			4,653	[1]			399	[1]			612	[1]			963	[1]			195	[1]			494	[1]			217	[1]			2,041	[1]			804	[1]			2,121	[1]			304	[1]			618	[1]			796	[1]			1,869	[1]			243	[1]			1,338	[1]			2,192	[1]			1,066	[1]			1,020	[1]			1,351	[1]			732	[1]			1,146	[1]			1,826	[1]			293	[1]			919	[1]			506	[1]			731	[1]			257	[1]			168	[1]			542	[1]			825	[1]			435	[1]			248	[1]			1,443	[1]			720	[1]			1,213	[1]			1,623	[1]			2,214	[1]			6,155	[1]			3,170	[1]			3,931	[1]			4,775	[1]			157	[1]			238	[1]			3,064	[1]			1,225	[1]			1,808	[1]			376	[1]			1,318	[1]			631	[1]			242	[1]			281	[1]			384	[1]			676	[1]			358	[1]			372	[1]			607	[1]			339	[1]			343	[1]			417	[1]			334	[1]			300	[1]			1,775	[1]			2,314	[1]			5,293	[1]			544	[1]			187	[1]			84	[1]			162	[1]			130	[1]			586	[1]			2,561	[1]			296	[1]			778	[1]			184	[1]			252	[1]			374	[1]			195	[1]			295	[1]			7,348	[1]			931	[1]			211	[1]			359	[1]			283	[1]			137	[1]			155	[1]			167	[1]			89	[1]			398	[1]			241	[1]			422	[1]			303	[1]			275	[1]			179	[1]			458	[1]			7,981	[1]			503	[1]			120	[1]			104	[1]			148	[1]			195	[1]			150	[1]			320	[1]			6,153	[1]			650	[1]			563	[1]			1,385	[1]			4,863	[1]			1,039	[1]			1,979	[1]			2,823	[1]			1,536	[1]			767	[1]			1,700	[1]			4,675	[1]			2,610	[1]			2,040	[1]			1,800	[1]			2,497	[1]			2,098	[1]			1,597	[1]			1,486	[1]			3,421	[1]			775	[1]			1,316	[1]			4,171	[1]			2,497	[1]			4,079	[1]			3,913	[1]			629	[1]			1,550	[1]			1,857	[1]			1,135	[1]			1,653	[1]			28,693	[1]			499	[1]			1,772	[1]			3,655	[1]			1,881	[1]			727	[1]			2,329	[1]			1,551	[1]			1,324	[1]			2,931	[1]			1,345	[1]			1,991	[1]			2,168	[1]			561	[1]			990	[1]			1,002	[1]			2,067	[1]			848	[1]			2,836	[1]			1,108	[1]			320	[1]			164	[2]			384	[2]			199	[2]			607	[2]			339	[2]			786	[2]			963	[2]			259	[2]			173	[2]			333	[2]			518	[2]			1,021	[2]			492	[2]			344	[2]			1,144	[2]			108	[2]			136	[2]			250	[2]			221	[2]			641	[2]			268	[2]			262	[2]			159	[2]			1,098	[2]			500	[2]			858	[2]			233	[2]			741	[2]			1,203	[2]			500	[2]			318	[2]			614	[2]			1,075	[2]			230	[2]			324	[2]			262	[2]			370	[2]			2,243	[2]			398	[2]			371	[2]			287	[2]			318	[2]			327	[2]			325	[2]			387	[2]			238	[2]			187	[2]			2,711	[2]			260	[2]			503	[2]			723	[2]			331	[2]			460	[2]			130	[2]			279	[2]			519	[2]			273	[2]			139	[2]			1,096	[2]			211	[2]			807	[2]			4,416	[2]			2,765	[2]			5,123	[2]			3,437	[2]			259	[2]			661	[2]			2,341	[2]			333	[2]			432	[2]			710	[2]			1,093	[2]			734	[2]			491	[2]			642	[2]			1,397	[2]			2,494	[2]			427	[2]			1,738	[2]			1,463	[2]			1,188	[2]			3,456	[2]			1,567	[2]			1,611	[2]			459	[2]			3,426	[2]			607	[2]			442	[2]			921	[2]			777	[2]			1,128	[2]			3,258	[2]			3,731	[2]			3,378	[2]			2,359	[2]			2,543	[2]			3,517	[2]			2,450	[2]			2,652	[2]			2,333	[2]			3,636	[2]			4,705	[2]			1,552	[2]			5,585	[2]			2,521	[2]			1,892	[2]			2,115	[2]			5,566	[2]			1,630	[2]			3,881	[2]			3,046	[2]			1,432	[2]			4,098	[2]			4,935	[2]			4,621	[2]			1,567	[2]			417	[2]			1,399	[2]			2,020	[2]			929	[2]			1,684	[2]			1,524	[2]			236	[2]			1,177	[2]			2,289	[2]			692	[2]			1,854	[2]			1,198	[2]			1,404	[2]			4,025	[2]			2,381	[2]			1,912	[2]			1,840	[2]			571	[2]			1,637	[2]			976	[2]			2,542	[2]			1,375	[2]			1,782	[2]			1,178	[2]							1,574	[2]			3,559	[2]			1,828	[2]			1,573	[2]			2,030	[2]			747	[2]			465	[2]			395	[2]			775	[2]			1,651	[2]			471	[2]			781	[2]			1,029	[2]			620	[2]			2,062	[2]			253	[2]			1,791	[2]			1,633	[1]			904	[1]			2,095	[1]			317	[1]			738	[1]			376	[1]			545	[1]			1,351	[1]			1,829	[1]			260	[1]			1,057	[1]			681	[1]			706	[1]			810	[1]			1,315	[1]			733	[1]			1,613	[1]			1,169	[1]			931	[1]			617	[1]			431	[1]			3,225	[1]			4,425	[1]			2,468	[1]			2,554	[1]			2,130	[1]			2,886	[1]			11,275	[1]			1,208	[1]			1,959	[1]			1,509	[1]			1,214	[1]			1,589	[1]			9,344	[1]			9,556	[1]			9,649	[1]			1,331	[1]
Building, Improvements, Gross	2,031,174	2,036,987	[1]	1,975,708	318	[1]			2,476	[1]			198	[1]			273	[1]			394	[1]			1,336	[1]			1,655	[1]			219	[1]			318	[1]			207	[1]			585	[1]			482	[1]			1,055	[1]			1,338	[1]			1,466	[1]			2,043	[1]			1,032	[1]			748	[1]			517	[1]			483	[1]			476	[1]			653	[1]			299	[1]			726	[1]			1,482	[1]			415	[1]			216	[1]			450	[1]			468	[1]			856	[1]			417	[1]			286	[1]			567	[1]			558	[1]			642	[1]			599	[1]			1,541	[1]			778	[1]			900	[1]			744	[1]			1,956	[1]							557	[1]			342	[1]			821	[1]			379	[1]			350	[1]			296	[1]			615	[1]			1,684	[1]			134	[1]			282	[1]			366	[1]			564	[1]			614	[1]			700	[1]			529	[1]			227	[1]			629	[1]			694	[1]			588	[1]			484	[1]			2,561	[1]			713	[1]			1,224	[1]			483	[1]			603	[1]			503	[1]			730	[1]			730	[1]			451	[1]			762	[1]			501	[1]			220	[1]			558	[1]			682	[1]			389	[1]			246	[1]			549	[1]			409	[1]			2,041	[1]			275	[1]			220	[1]			244	[1]			256	[1]			310	[1]			279	[1]			198	[1]			260	[1]			271	[1]			1,112	[1]			646	[1]			168	[1]			244	[1]			672	[1]			644	[1]			279	[1]			147	[1]			793	[1]			663	[1]			438	[1]			427	[1]			292	[1]			858	[1]			459	[1]			345	[1]			293	[1]			730	[1]			519	[1]			131	[1]			257	[1]			354	[1]			262	[1]			557	[1]			706	[1]			591	[1]			484	[1]			665	[1]			624	[1]			180	[1]			382	[1]			464	[1]			169	[1]			844	[1]			412	[1]			1,699	[1]			672	[1]			302	[1]			405	[1]			633	[1]			646	[1]			907	[1]			598	[1]			467	[1]			333	[1]			539	[1]			126	[1]			91	[1]			295	[1]			1,552	[1]			594	[1]			196	[1]			200	[1]			209	[1]			223	[1]			235	[1]			219	[1]			305	[1]			157	[1]			258	[1]			189	[1]			688	[1]			1,301	[1]			669	[1]			941	[1]			570	[1]			298	[1]			423	[1]			221	[1]			513	[1]			584	[1]			2,385	[1]			354	[1]			471	[1]			334	[1]			2,217	[1]			575	[1]			228	[1]			1,810	[1]			1,451	[1]			129	[1]			278	[1]			255	[1]			380	[1]			182	[1]			231	[1]			767	[1]			338	[1]			377	[1]			231	[1]			468	[1]			826	[1]			629	[1]			612	[1]			1,020	[1]			212	[1]			258	[1]			209	[1]			244	[1]			460	[1]			1,007	[1]			121	[1]			346	[1]			184	[1]			1,323	[1]			987	[1]			204	[1]			2,057	[1]			817	[1]			255	[1]			561	[1]			236	[1]			312	[1]			620	[1]			1,170	[1]			695	[1]			933	[1]			765	[1]			410	[1]			318	[1]			493	[1]			570	[1]			139	[1]			1,669	[1]			414	[1]			1,329	[1]			272	[1]			444	[1]			311	[1]			304	[1]			495	[1]			984	[1]			619	[1]			342	[1]			152	[1]			648	[1]			740	[1]			502	[1]			319	[1]			417	[1]			239	[1]			307	[1]			269	[1]			297	[1]			717	[1]			298	[1]			818	[1]			851	[1]			1,291	[1]			1,142	[1]			2,048	[1]			930	[1]			344	[1]			263	[1]			439	[1]			352	[1]			413	[1]			561	[1]			302	[1]			1,620	[1]			1,348	[1]			640	[1]			616	[1]			245	[1]			473	[1]			1,967	[1]			1,074	[1]			488	[1]			587	[1]			262	[1]			310	[1]			749	[1]			153	[1]			150	[1]			2,295	[1]			729	[1]			631	[1]			910	[1]			509	[1]			871	[1]			573	[1]			781	[1]			450	[1]			193	[1]			1,207	[1]			329	[1]			904	[1]			425	[1]			654	[1]			447	[1]			499	[1]			334	[1]			459	[1]			200	[1]			877	[1]			387	[1]			677	[1]			227	[1]			230	[1]			185	[1]			305	[1]			519	[1]			700	[1]			360	[1]			664	[1]			610	[1]			439	[1]			161	[1]			1,010	[1]			279	[1]			492	[1]			957	[1]							560	[1]			362	[1]			451	[1]			944	[1]			687	[1]			616	[1]			408	[1]			847	[1]			1,700	[1]			1,117	[1]			251	[1]			577	[1]			514	[1]			592	[1]			856	[1]			790	[1]			826	[1]			578	[1]			648	[1]			739	[1]			819	[1]			495	[1]			327	[1]			760	[1]			1,096	[1]			250	[1]			225	[1]			90	[1]			8,630	[1]			428	[1]			153	[1]			2,221	[1]			239	[1]			992	[1]			306	[1]			1,568	[1]			1,150	[1]			596	[1]			603	[1]			1,188	[1]			697	[1]			682	[1]			481	[1]			1,033	[1]			794	[1]			790	[1]			234	[1]			911	[1]			14	[1]			105	[1]			1,151	[1]			533	[1]			565	[1]			822	[1]			197	[1]			487	[1]			520	[1]			466	[1]			653	[1]			549	[1]			781	[1]			290	[1]			450	[1]			568	[1]			302	[1]			536	[1]			642	[1]			854	[1]			1,259	[1]			413	[1]			278	[1]			454	[1]			240	[1]			311	[1]			551	[1]			402	[1]			240	[1]			2,294	[1]			329	[1]			497	[1]			1,289	[1]			634	[1]			548	[1]			408	[1]			380	[1]			694	[1]			729	[1]			178	[1]			570	[1]			829	[1]			494	[1]			502	[1]			959	[1]			505	[1]			128	[1]			733	[1]			309	[1]			535	[1]			832	[1]			739	[1]			658	[1]			291	[1]			320	[1]			270	[1]			435	[1]			232	[1]			663	[1]			1,044	[1]			1,871	[1]			1,529	[1]			575	[1]			553	[1]			236	[1]			416	[1]			248	[1]			1,657	[1]			406	[1]			557	[1]			193	[1]			1,410	[1]			1,779	[1]			374	[1]			1,364	[1]			929	[1]							631	[1]			722	[1]			531	[1]			964	[1]			713	[1]			559	[1]			1,249	[1]			613	[1]			557	[1]			351	[1]			651	[1]			218	[1]			373	[1]			429	[1]			339	[1]			300	[1]			317	[1]			138	[1]			126	[1]			662	[1]			122	[1]			752	[1]			1,286	[1]			964	[1]			251	[1]			404	[1]			404	[1]			541	[1]			642	[1]			630	[1]			771	[1]			1,467	[1]			719	[1]			586	[1]			211	[1]			337	[1]			227	[1]			218	[1]			777	[1]			960	[1]			1,051	[1]			353	[1]			487	[1]			372	[1]			463	[1]			550	[1]			307	[1]			676	[1]			352	[1]			361	[1]			307	[1]			332	[1]			408	[1]			624	[1]			227	[1]			1,232	[1]			1,997	[1]			248	[1]			172	[1]			347	[1]			202	[1]			1,056	[1]			629	[1]			114	[1]			238	[1]			215	[1]			254	[1]			1,314	[1]			324	[1]			460	[1]			338	[1]			918	[1]			2,306	[1]			164	[1]			437	[1]			695	[1]			323	[1]			1,077	[1]			291	[1]			446	[1]			411	[1]			172	[1]			373	[1]			5,804	[1]			12,407	[1]			1,825	[1]			6,955	[1]			1,082	[1]			3,321	[1]			813	[1]			589	[1]			2,872	[1]			7,113	[1]			4,384	[1]			4,164	[1]			581	[1]			4,232	[1]			4,436	[1]			3,348	[1]			1,829	[1]			410	[1]			3,141	[1]			1,198	[1]			983	[1]			1,229	[1]			791	[1]			6,298	[1]			1,681	[1]			1,116	[1]			4,444	[1]			3,482	[1]			4,414	[1]			379	[1]			4,509	[1]			940	[1]			5,555	[1]			3,609	[1]			2,540	[1]			565	[1]			345	[1]			776	[1]			760	[1]			812	[1]			1,089	[1]			4,907	[1]			3,593	[1]			8,243	[1]			4,387	[1]			1,392	[1]			2,810	[1]			984	[1]			5,217	[1]			463	[1]			3,546	[1]			1,175	[1]			5,210	[1]			2,873	[1]			2,431	[1]			405	[1]			1,623	[1]			1,404	[1]			1,798	[1]			4,206	[1]			5,497	[1]			4,929	[1]			12,160	[1]			4,605	[1]			1,041	[1]			1,377	[1]			5,583	[1]			838	[1]			4,025	[1]			1,937	[1]			4,108	[1]			3,231	[1]			3,569	[1]			4,808	[1]			5,347	[1]			4,259	[1]			758	[1]			4,749	[1]			3,570	[1]			3,810	[1]			3,965	[1]			1,018	[1]			3,408	[1]			2,113	[1]			2,999	[1]			945	[1]			4,150	[1]			822	[1]			3,453	[1]			973	[1]			1,015	[1]			5,777	[1]			4,522	[1]			5,299	[1]			1,223	[1]			4,011	[1]			4,861	[1]			3,736	[1]			765	[1]			5,774	[1]			4,406	[1]			3,888	[1]			313	[1]			3,245	[1]			902	[1]			5,253	[1]			791	[1]			3,126	[1]			1,166	[1]			4,700	[1]			4,027	[1]			1,172	[1]			1,130	[1]			871	[1]			666	[1]			1,602	[1]			766	[1]			4,014	[1]			5,595	[1]			1,155	[1]			2,912	[1]			3,378	[1]			1,176	[1]			3,864	[1]			4,086	[1]			3,986	[1]			14,273	[1]			4,392	[1]			1,752	[1]			422	[1]			1,089	[1]			1,015	[1]			678	[1]			4,274	[1]			859	[1]			2,966	[1]			1,427	[1]			4,295	[1]			4,916	[1]			5,305	[1]			5,255	[1]			3,407	[1]			4,283	[1]			3,063	[1]			4,511	[1]			939	[1]			4,231	[1]			3,937	[1]			840	[1]			4,340	[1]			4,023	[1]			733	[1]			537	[1]			3,000	[1]			3,005	[1]			4,934	[1]			5,047	[1]			4,884	[1]			6,589	[1]			5,401	[1]			717	[1]			879	[1]			1,600	[1]			897	[1]			3,696	[1]			4,079	[1]			993	[1]			1,418	[1]			1,955	[1]			865	[1]			3,519	[1]			971	[1]			4,069	[1]			3,897	[1]			3,969	[1]			4,005	[1]			4,436	[1]			4,806	[1]			1,009	[1]			3,767	[1]			5,033	[1]			5,806	[1]			733	[1]			397	[1]			816	[1]			2,243	[1]			2,523	[1]			582	[1]			737	[1]			1,105	[1]			758	[1]			1,274	[1]			1,110	[1]			807	[1]			1,040	[1]			1,380	[1]			2,195	[1]			2,158	[1]			814	[1]			861	[1]			545	[1]			553	[1]			2,307	[1]			1,032	[1]			786	[1]			2,740	[1]			1,659	[1]			837	[1]			375	[1]			1,047	[1]			3,030	[1]			544	[1]			446	[1]			781	[1]			663	[1]			227	[1]			1,972	[1]			353	[1]			923	[1]			703	[1]			1,888	[1]			1,108	[1]			447	[1]			746	[1]			394	[1]			3,148	[1]			1,006	[1]			885	[1]			3,114	[1]			793	[1]			477	[1]			512	[1]			2,341	[1]			2,211	[1]			2,644	[1]			1,275	[1]			1,517	[1]			730	[1]			959	[1]			593	[1]			2,153	[1]			701	[1]			1,144	[1]			1,228	[1]			815	[1]			2,021	[1]			289	[1]			2,110	[1]			537	[1]			169	[1]			396	[1]			310	[1]			307	[1]			309	[1]			2,878	[1]			623	[1]			1,244	[1]			1,199	[1]			688	[1]			855	[1]			492	[1]			1,946	[1]			809	[1]			2,877	[1]			1,488	[1]			749	[1]			656	[1]			797	[1]			863	[1]			1,916	[1]			3,280	[1]			2,497	[1]			1,955	[1]			2,279	[1]			720	[1]			1,402	[1]			948	[1]			541	[1]			1,434	[1]			494	[1]			802	[1]			604	[1]			1,104	[1]			802	[1]			1,059	[1]			833	[1]			801	[1]			1,467	[1]			646	[1]			670	[1]			2,721	[1]			2,504	[1]			10,957	[1]			938	[1]			5,334	[1]			6,056	[1]			508	[1]			564	[1]			2,707	[1]			373	[1]			4,539	[1]			576	[1]			1,604	[1]			1,010	[1]			572	[1]			575	[1]			1,260	[1]			646	[1]			1,197	[1]			1,073	[1]			1,379	[1]			858	[1]			901	[1]			1,237	[1]			1,119	[1]			839	[1]			1,725	[1]			3,475	[1]			593	[1]			743	[1]			1,272	[1]			803	[1]			659	[1]			1,128	[1]			1,274	[1]			1,526	[1]			457	[1]			1,686	[1]			1,037	[1]			917	[1]			1,404	[1]			1,649	[1]			893	[1]			970	[1]			268	[1]			1,401	[1]			1,505	[1]			452	[1]			577	[1]			500	[1]			601	[1]			501	[1]			626	[1]			628	[1]			857	[1]			636	[1]			528	[1]			271	[1]			454	[1]			6,937	[1]			628	[1]			1,224	[1]			333	[1]			459	[1]			569	[1]			575	[1]			916	[1]			5,010	[1]			566	[1]			607	[1]			3,259	[1]			815	[1]			1,273	[1]			4,111	[1]			4,475	[1]			3,852	[1]			1,632	[1]			5,698	[1]			854	[1]			865	[1]			5,696	[1]			3,183	[1]			4,401	[1]			5,338	[1]			6,964	[1]			3,856	[1]			7,407	[1]			2,037	[1]			2,649	[1]			5,613	[1]			2,160	[1]			1,948	[1]			3,671	[1]			754	[1]			2,749	[1]			3,441	[1]			2,278	[1]			3,085	[1]			27,813	[1]			2,296	[1]			2,227	[1]			5,271	[1]			7,761	[1]			3,005	[1]			4,750	[1]			6,447	[1]			3,975	[1]			4,844	[1]			8,288	[1]			4,308	[1]			4,851	[1]			1,563	[1]			764	[1]			3,177	[1]			2,632	[1]			2,948	[1]			5,069	[1]			2,091	[1]			406	[1]			486	[2]			453	[2]			262	[2]			520	[2]			226	[2]			1,690	[2]			1,007	[2]			111	[2]			20	[2]			124	[2]			193	[2]			583	[2]			723	[2]			210	[2]			337	[2]			265	[2]			228	[2]			339	[2]			174	[2]			1,069	[2]			236	[2]			542	[2]			94	[2]			1,281	[2]			237	[2]			8,512	[2]			263	[2]			660	[2]			6,254	[2]			170	[2]			291	[2]			355	[2]			5,098	[2]			92	[2]			108	[2]			598	[2]			122	[2]			4,243	[2]			157	[2]			444	[2]			222	[2]			322	[2]			141	[2]			399	[2]			317	[2]			260	[2]			213	[2]			2,201	[2]			330	[2]			343	[2]			358	[2]			459	[2]			341	[2]			410	[2]			284	[2]			581	[2]			229	[2]			153	[2]			6,892	[2]			303	[2]			579	[2]			2,384	[2]			2,196	[2]			2,683	[2]			2,373	[2]			163	[2]			194	[2]			4,323	[2]			1,536	[2]			3,150	[2]			558	[2]			3,731	[2]			4,334	[2]			1,401	[2]			2,649	[2]			2,772	[2]			7,180	[2]			2,176	[2]			12,133	[2]			5,572	[2]			4,904	[2]			9,007	[2]			12,435	[2]			11,145	[2]			3,261	[2]			7,071	[2]			11,008	[2]			3,028	[2]			4,177	[2]			2,892	[2]			947	[2]			8,090	[2]			5,718	[2]			9,849	[2]			2,431	[2]			7,943	[2]			9,735	[2]			3,528	[2]			11,495	[2]			3,406	[2]			8,833	[2]			7,561	[2]			2,934	[2]			10,101	[2]			5,461	[2]			1,732	[2]			2,091	[2]			26,922	[2]			2,685	[2]			4,392	[2]			10,213	[2]			2,946	[2]			10,172	[2]			12,281	[2]			8,300	[2]			2,140	[2]			5,949	[2]			4,703	[2]			3,748	[2]			806	[2]			5,676	[2]			1,666	[2]			2,051	[2]			4,439	[2]			4,274	[2]			2,469	[2]			3,914	[2]			4,688	[2]			5,655	[2]			24,772	[2]			9,051	[2]			1,673	[2]			3,582	[2]			4,457	[2]			2,885	[2]			3,782	[2]			3,813	[2]			5,087	[2]			2,055	[2]			352	[2]			6,259	[2]			1,389	[2]			4,575	[2]			1,292	[2]			1,586	[2]			2,706	[2]			934	[2]			2,867	[2]			630	[2]			872	[2]			2,158	[2]			1,770	[2]			1,499	[2]			597	[2]			5,415	[2]			2,963	[2]			312	[2]			2,550	[2]			23,854	[1]			6,445	[1]			21,197	[1]			1,619	[1]			4,022	[1]			940	[1]			1,716	[1]			5,368	[1]			4,522	[1]			470	[1]			3,845	[1]			925	[1]			1,002	[1]			1,312	[1]			1,411	[1]			1,087	[1]			1,880	[1]			761	[1]			1,933	[1]			2,345	[1]			802	[1]			6,302	[1]			8,142	[1]			5,418	[1]			5,377	[1]			4,630	[1]			5,763	[1]			43,207	[1]			4,089	[1]			7,662	[1]			5,635	[1]			4,911	[1]			3,834	[1]			3,989	[1]			2,543	[1]			3,063	[1]			5,550	[1]
Total real estate investments		3,365,424	[1]		875	[1]			4,091	[1]			445	[1]			491	[1]			704	[1]			1,456	[1]			2,691	[1]			447	[1]			801	[1]			1,231	[1]			841	[1]			1,520	[1]			2,174	[1]			2,065	[1]			2,798	[1]			4,107	[1]			2,333	[1]			1,136	[1]			714	[1]			996	[1]			741	[1]			1,141	[1]			878	[1]			1,012	[1]			2,177	[1]			1,388	[1]			1,054	[1]			1,556	[1]			722	[1]			1,266	[1]			1,011	[1]			851	[1]			968	[1]			1,305	[1]			1,114	[1]			990	[1]			2,976	[1]			1,154	[1]			1,535	[1]			1,032	[1]			2,382	[1]			789	[1]			2,117	[1]			751	[1]			1,583	[1]			1,129	[1]			734	[1]			629	[1]			2,116	[1]			3,181	[1]			618	[1]			756	[1]			858	[1]			933	[1]			1,388	[1]			1,439	[1]			967	[1]			416	[1]			1,366	[1]			1,515	[1]			892	[1]			802	[1]			3,336	[1]			1,216	[1]			3,295	[1]			698	[1]			1,111	[1]			1,116	[1]			959	[1]			1,311	[1]			890	[1]			816	[1]			1,121	[1]			492	[1]			771	[1]			1,164	[1]			989	[1]			598	[1]			1,110	[1]			1,455	[1]			2,318	[1]			588	[1]			560	[1]			486	[1]			498	[1]			568	[1]			811	[1]			770	[1]			549	[1]			1,247	[1]			2,787	[1]			1,031	[1]			834	[1]			1,109	[1]			1,898	[1]			1,093	[1]			690	[1]			1,002	[1]			2,249	[1]			1,018	[1]			685	[1]			810	[1]			586	[1]			3,084	[1]			960	[1]			645	[1]			710	[1]			1,701	[1]			1,193	[1]			420	[1]			561	[1]			622	[1]			556	[1]			1,020	[1]			1,215	[1]			1,070	[1]			877	[1]			1,191	[1]			1,181	[1]			283	[1]			735	[1]			684	[1]			536	[1]			1,811	[1]			1,465	[1]			3,065	[1]			1,291	[1]			997	[1]			798	[1]			924	[1]			1,087	[1]			1,933	[1]			1,124	[1]			775	[1]			581	[1]			1,216	[1]			1,066	[1]			298	[1]			963	[1]			2,975	[1]			1,013	[1]			333	[1]			625	[1]			560	[1]			649	[1]			648	[1]			520	[1]			575	[1]			428	[1]			643	[1]			617	[1]			1,302	[1]			1,917	[1]			1,381	[1]			1,705	[1]			1,022	[1]			777	[1]			497	[1]			515	[1]			780	[1]			1,008	[1]			3,361	[1]			916	[1]			886	[1]			451	[1]			3,308	[1]			1,114	[1]			585	[1]			2,419	[1]			2,593	[1]			784	[1]			1,013	[1]			569	[1]			1,030	[1]			323	[1]			916	[1]			1,539	[1]			645	[1]			828	[1]			501	[1]			1,391	[1]			1,846	[1]			1,099	[1]			1,101	[1]			1,627	[1]			505	[1]			598	[1]			733	[1]			495	[1]			752	[1]			1,502	[1]			722	[1]			757	[1]			851	[1]			2,826	[1]			1,465	[1]			864	[1]			3,046	[1]			1,927	[1]			623	[1]			1,386	[1]			676	[1]			574	[1]			811	[1]			2,256	[1]			3,069	[1]			1,330	[1]			1,365	[1]			519	[1]			528	[1]			654	[1]			1,092	[1]			316	[1]			2,312	[1]			633	[1]			2,809	[1]			1,508	[1]			1,453	[1]			600	[1]			527	[1]			1,026	[1]			1,636	[1]			1,205	[1]			888	[1]			297	[1]			1,216	[1]			1,315	[1]			889	[1]			633	[1]			1,179	[1]			850	[1]			730	[1]			550	[1]			736	[1]			1,321	[1]			540	[1]			1,110	[1]			1,956	[1]			2,440	[1]			2,148	[1]			3,278	[1]			1,338	[1]			650	[1]			1,549	[1]			1,537	[1]			1,508	[1]			1,499	[1]			1,146	[1]			894	[1]			4,464	[1]			3,696	[1]			1,613	[1]			1,410	[1]			947	[1]			696	[1]			3,417	[1]			1,470	[1]			984	[1]			1,047	[1]			520	[1]			576	[1]			919	[1]			602	[1]			520	[1]			4,266	[1]			1,196	[1]			1,111	[1]			1,840	[1]			1,381	[1]			1,358	[1]			1,081	[1]			2,106	[1]			1,168	[1]			438	[1]			3,201	[1]			905	[1]			1,498	[1]			774	[1]			988	[1]			692	[1]			1,406	[1]			821	[1]			826	[1]			792	[1]			1,261	[1]			1,323	[1]			1,295	[1]			862	[1]			777	[1]			517	[1]			866	[1]			815	[1]			872	[1]			1,672	[1]			1,163	[1]			856	[1]			781	[1]			469	[1]			1,067	[1]			581	[1]			1,108	[1]			1,864	[1]			645	[1]			1,186	[1]			998	[1]			1,164	[1]			2,211	[1]			1,106	[1]			819	[1]			731	[1]			1,764	[1]			2,399	[1]			2,834	[1]			585	[1]			1,587	[1]			1,368	[1]			1,126	[1]			1,543	[1]			1,717	[1]			1,280	[1]			1,212	[1]			1,000	[1]			1,631	[1]			2,017	[1]			846	[1]			552	[1]			1,232	[1]			2,948	[1]			464	[1]			405	[1]			274	[1]			12,538	[1]			1,225	[1]			656	[1]			3,167	[1]			360	[1]			1,879	[1]			1,116	[1]			3,050	[1]			1,901	[1]			903	[1]			919	[1]			3,007	[1]			1,635	[1]			1,528	[1]			1,282	[1]			1,907	[1]			2,799	[1]			1,663	[1]			1,552	[1]			1,587	[1]			616	[1]			701	[1]			1,974	[1]			694	[1]			1,028	[1]			1,164	[1]			402	[1]			1,074	[1]			944	[1]			1,039	[1]			1,079	[1]			1,109	[1]			1,369	[1]			726	[1]			1,102	[1]			1,098	[1]			622	[1]			1,035	[1]			1,127	[1]			1,511	[1]			2,227	[1]			714	[1]			775	[1]			1,088	[1]			552	[1]			1,495	[1]			1,910	[1]			1,080	[1]			634	[1]			3,760	[1]			594	[1]			967	[1]			2,687	[1]			1,053	[1]			1,217	[1]			885	[1]			919	[1]			1,103	[1]			1,978	[1]			820	[1]			2,576	[1]			1,554	[1]			772	[1]			752	[1]			2,467	[1]			1,277	[1]			296	[1]			1,149	[1]			766	[1]			1,133	[1]			1,679	[1]			1,549	[1]			982	[1]			1,151	[1]			474	[1]			653	[1]			717	[1]			637	[1]			1,450	[1]			1,602	[1]			3,160	[1]			3,947	[1]			1,096	[1]			805	[1]			680	[1]			1,431	[1]			747	[1]			2,535	[1]			431	[1]			1,167	[1]			1,226	[1]			2,663	[1]			2,578	[1]			761	[1]			1,998	[1]			1,422	[1]			627	[1]			945	[1]			1,095	[1]			726	[1]			1,348	[1]			1,502	[1]			1,072	[1]			2,132	[1]			1,201	[1]			1,750	[1]			1,179	[1]			1,154	[1]			489	[1]			890	[1]			778	[1]			767	[1]			839	[1]			1,036	[1]			357	[1]			366	[1]			1,413	[1]			387	[1]			1,301	[1]			2,299	[1]			1,723	[1]			1,259	[1]			787	[1]			720	[1]			1,065	[1]			1,714	[1]			1,201	[1]			1,886	[1]			3,122	[1]			1,158	[1]			1,264	[1]			501	[1]			568	[1]			416	[1]			682	[1]			1,556	[1]			1,826	[1]			2,102	[1]			741	[1]			866	[1]			1,143	[1]			774	[1]			1,152	[1]			538	[1]			2,157	[1]			506	[1]			841	[1]			1,164	[1]			1,121	[1]			648	[1]			1,176	[1]			527	[1]			2,215	[1]			3,537	[1]			384	[1]			462	[1]			819	[1]			611	[1]			2,037	[1]			1,436	[1]			235	[1]			619	[1]			703	[1]			632	[1]			2,907	[1]			443	[1]			724	[1]			605	[1]			1,241	[1]			3,206	[1]			328	[1]			1,202	[1]			853	[1]			654	[1]			1,928	[1]			691	[1]			969	[1]			966	[1]			618	[1]			928	[1]			10,702	[1]			17,424	[1]			2,942	[1]			11,677	[1]			1,463	[1]			6,351	[1]			1,339	[1]			878	[1]			7,024	[1]			8,137	[1]			7,978	[1]			8,889	[1]			1,011	[1]			10,698	[1]			7,560	[1]			7,205	[1]			2,189	[1]			476	[1]			5,667	[1]			1,939	[1]			1,656	[1]			1,860	[1]			1,253	[1]			12,453	[1]			1,945	[1]			1,666	[1]			8,690	[1]			6,751	[1]			7,605	[1]			1,027	[1]			7,285	[1]			1,579	[1]			7,591	[1]			6,670	[1]			4,354	[1]			936	[1]			697	[1]			1,196	[1]			1,979	[1]			1,177	[1]			1,584	[1]			12,154	[1]			6,398	[1]			13,204	[1]			6,021	[1]			2,203	[1]			4,312	[1]			1,746	[1]			8,869	[1]			1,093	[1]			5,939	[1]			1,913	[1]			9,320	[1]			3,878	[1]			4,372	[1]			462	[1]			2,395	[1]			2,179	[1]			2,189	[1]			7,158	[1]			8,898	[1]			7,927	[1]			20,858	[1]			9,393	[1]			1,596	[1]			1,942	[1]			8,035	[1]			1,547	[1]			5,988	[1]			3,206	[1]			6,901	[1]			4,952	[1]			7,172	[1]			7,974	[1]			9,391	[1]			7,338	[1]			1,630	[1]			8,299	[1]			7,306	[1]			6,706	[1]			6,592	[1]			1,599	[1]			6,358	[1]			3,388	[1]			3,408	[1]			1,419	[1]			8,336	[1]			1,251	[1]			3,907	[1]			1,544	[1]			2,075	[1]			9,849	[1]			7,358	[1]			10,931	[1]			1,882	[1]			6,584	[1]			11,028	[1]			5,188	[1]			1,489	[1]			10,197	[1]			7,678	[1]			6,074	[1]			761	[1]			6,382	[1]			2,005	[1]			9,376	[1]			1,345	[1]			7,044	[1]			3,203	[1]			7,682	[1]			5,553	[1]			1,813	[1]			1,687	[1]			1,389	[1]			894	[1]			2,574	[1]			1,438	[1]			6,094	[1]			8,501	[1]			1,788	[1]			5,613	[1]			6,112	[1]			1,672	[1]			6,312	[1]			9,406	[1]			9,463	[1]			21,704	[1]			6,860	[1]			2,152	[1]			744	[1]			1,966	[1]			1,666	[1]			1,477	[1]			6,591	[1]			2,123	[1]			5,111	[1]			1,863	[1]			6,532	[1]			8,426	[1]			8,381	[1]			12,298	[1]			4,942	[1]			6,070	[1]			6,026	[1]			10,700	[1]			1,567	[1]			6,916	[1]			7,197	[1]			1,384	[1]			7,313	[1]			8,930	[1]			1,288	[1]			882	[1]			4,366	[1]			4,019	[1]			8,715	[1]			8,484	[1]			8,633	[1]			11,622	[1]			6,784	[1]			1,119	[1]			1,436	[1]			2,189	[1]			1,621	[1]			5,733	[1]			4,560	[1]			1,749	[1]			2,620	[1]			4,238	[1]			1,584	[1]			6,583	[1]			1,575	[1]			7,379	[1]			6,849	[1]			6,817	[1]			6,785	[1]			7,849	[1]			8,495	[1]			1,700	[1]			6,628	[1]			7,822	[1]			7,374	[1]			1,076	[1]			1,183	[1]			1,253	[1]			3,028	[1]			4,559	[1]			1,431	[1]			1,936	[1]			1,976	[1]			1,495	[1]			2,074	[1]			1,398	[1]			1,096	[1]			1,922	[1]			1,764	[1]			3,598	[1]			3,980	[1]			1,215	[1]			1,506	[1]			887	[1]			1,526	[1]			4,320	[1]			2,041	[1]			1,183	[1]			5,302	[1]			2,894	[1]			1,603	[1]			544	[1]			1,427	[1]			5,190	[1]			904	[1]			911	[1]			1,323	[1]			1,077	[1]			334	[1]			3,117	[1]			1,031	[1]			1,754	[1]			1,205	[1]			4,196	[1]			1,506	[1]			887	[1]			1,721	[1]			989	[1]			5,549	[1]			2,126	[1]			1,654	[1]			4,701	[1]			1,184	[1]			1,992	[1]			1,022	[1]			3,896	[1]			3,012	[1]			4,062	[1]			2,182	[1]			2,576	[1]			1,447	[1]			1,203	[1]			1,238	[1]			3,403	[1]			1,399	[1]			1,427	[1]			1,764	[1]			1,233	[1]			5,612	[1]			674	[1]			2,882	[1]			860	[1]			237	[1]			753	[1]			882	[1]			1,237	[1]			1,021	[1]			7,531	[1]			1,022	[1]			1,856	[1]			2,162	[1]			883	[1]			1,349	[1]			709	[1]			3,987	[1]			1,613	[1]			4,998	[1]			1,792	[1]			1,367	[1]			1,452	[1]			2,666	[1]			1,106	[1]			3,254	[1]			5,472	[1]			3,563	[1]			2,975	[1]			3,630	[1]			1,452	[1]			2,548	[1]			2,774	[1]			834	[1]			2,353	[1]			1,000	[1]			1,533	[1]			861	[1]			1,272	[1]			1,344	[1]			1,884	[1]			1,268	[1]			1,049	[1]			2,910	[1]			1,366	[1]			1,883	[1]			4,344	[1]			4,718	[1]			17,112	[1]			4,108	[1]			9,265	[1]			10,831	[1]			665	[1]			802	[1]			5,771	[1]			1,598	[1]			6,347	[1]			952	[1]			2,922	[1]			1,641	[1]			814	[1]			856	[1]			1,644	[1]			1,322	[1]			1,555	[1]			1,445	[1]			1,986	[1]			1,197	[1]			1,244	[1]			1,654	[1]			1,453	[1]			1,139	[1]			3,500	[1]			5,789	[1]			5,886	[1]			1,287	[1]			1,459	[1]			887	[1]			821	[1]			1,258	[1]			1,860	[1]			4,087	[1]			753	[1]			2,464	[1]			1,221	[1]			1,169	[1]			1,778	[1]			1,844	[1]			1,188	[1]			8,318	[1]			1,199	[1]			1,612	[1]			1,864	[1]			735	[1]			714	[1]			655	[1]			768	[1]			590	[1]			1,024	[1]			869	[1]			1,279	[1]			939	[1]			803	[1]			450	[1]			912	[1]			14,918	[1]			1,131	[1]			1,344	[1]			437	[1]			607	[1]			764	[1]			725	[1]			1,236	[1]			11,163	[1]			1,216	[1]			1,170	[1]			4,644	[1]			5,678	[1]			2,312	[1]			6,090	[1]			7,298	[1]			5,388	[1]			2,399	[1]			7,398	[1]			5,529	[1]			3,475	[1]			7,736	[1]			4,983	[1]			6,898	[1]			7,436	[1]			8,561	[1]			5,342	[1]			10,828	[1]			2,812	[1]			3,965	[1]			9,784	[1]			4,657	[1]			6,027	[1]			7,584	[1]			1,383	[1]			4,299	[1]			5,298	[1]			3,413	[1]			4,738	[1]			56,506	[1]			2,795	[1]			3,999	[1]			8,926	[1]			9,642	[1]			3,732	[1]			7,079	[1]			7,998	[1]			5,299	[1]			7,775	[1]			9,633	[1]			6,299	[1]			7,019	[1]			2,124	[1]			1,754	[1]			4,179	[1]			4,699	[1]			3,796	[1]			7,905	[1]			3,199	[1]			726	[1]			650	[1]			837	[1]			461	[1]			1,127	[1]			565	[1]			2,476	[1]			1,970	[1]			370	[1]			193	[1]			457	[1]			711	[1]			1,604	[1]			1,215	[1]			554	[1]			1,481	[1]			373	[1]			364	[1]			589	[1]			395	[1]			1,710	[1]			504	[1]			804	[1]			253	[1]			2,379	[1]			737	[1]			9,370	[1]			496	[1]			1,401	[1]			7,457	[1]			670	[1]			609	[1]			969	[1]			6,173	[1]			322	[1]			432	[1]			860	[1]			492	[1]			6,486	[1]			555	[1]			815	[1]			509	[1]			640	[1]			468	[1]			724	[1]			704	[1]			498	[1]			400	[1]			4,912	[1]			590	[1]			846	[1]			1,081	[1]			790	[1]			801	[1]			540	[1]			563	[1]			1,100	[1]			502	[1]			292	[1]			7,988	[1]			514	[1]			1,386	[1]			6,800	[1]			4,961	[1]			7,806	[1]			5,810	[1]			422	[1]			855	[1]			6,664	[1]			1,869	[1]			3,582	[1]			1,268	[1]			4,824	[1]			5,068	[1]			1,892	[1]			3,291	[1]			4,169	[1]			9,674	[1]			2,603	[1]			13,871	[1]			7,035	[1]			6,092	[1]			12,463	[1]			14,002	[1]			12,756	[1]			3,720	[1]			10,497	[1]			11,615	[1]			3,470	[1]			5,098	[1]			3,669	[1]			2,075	[1]			11,348	[1]			9,449	[1]			13,227	[1]			4,790	[1]			10,486	[1]			13,252	[1]			5,978	[1]			14,147	[1]			5,739	[1]			12,469	[1]			12,266	[1]			4,486	[1]			15,686	[1]			7,982	[1]			3,624	[1]			4,206	[1]			32,488	[1]			4,315	[1]			8,273	[1]			13,259	[1]			4,378	[1]			14,270	[1]			17,216	[1]			12,921	[1]			3,707	[1]			6,366	[1]			6,102	[1]			5,768	[1]			1,735	[1]			7,360	[1]			3,190	[1]			2,287	[1]			5,616	[1]			6,563	[1]			3,161	[1]			5,768	[1]			5,886	[1]			7,059	[1]			28,797	[1]			11,432	[1]			3,585	[1]			5,422	[1]			5,028	[1]			4,522	[1]			4,758	[1]			6,355	[1]			6,462	[1]			3,837	[1]			1,530	[1]			6,259	[1]			2,963	[1]			8,134	[1]			3,120	[1]			3,159	[1]			4,736	[1]			1,681	[1]			3,332	[1]			1,025	[1]			1,647	[1]			3,809	[1]			2,241	[1]			2,280	[1]			1,626	[1]			6,035	[1]			5,025	[1]			565	[1]			4,341	[1]			25,487	[1]			7,349	[1]			23,292	[1]			1,936	[1]			4,760	[1]			1,316	[1]			2,261	[1]			6,719	[1]			6,351	[1]			730	[1]			4,902	[1]			1,606	[1]			1,708	[1]			2,122	[1]			2,726	[1]			1,820	[1]			3,493	[1]			1,930	[1]			2,864	[1]			2,962	[1]			1,233	[1]			9,527	[1]			12,567	[1]			7,886	[1]			7,931	[1]			6,760	[1]			8,649	[1]			54,482	[1]			5,297	[1]			9,621	[1]			7,144	[1]			6,125	[1]			5,423	[1]			13,333	[1]			12,099	[1]			12,712	[1]			6,881	[1]
Final accumulated depreciation	$ (510,983)	$ (490,938)		$ (405,426)	$ (102)				$ (567)				$ (79)				$ (95)				$ (134)				$ (241)				$ (422)				$ (64)				$ (95)				$ (84)				$ (339)				$ (334)				$ (270)				$ (365)				$ (432)				$ (462)				$ (422)				$ (203)				$ (105)				$ (19)				$ (17)				$ (24)				$ (81)				$ (198)				$ (329)				$ (103)				$ (125)				$ (132)				$ (116)								$ (172)				$ (131)				$ (215)				$ (231)				$ (166)				$ (204)				$ (394)				$ (249)				$ (228)				$ (270)				$ (404)								$ (154)				$ (156)				$ (281)				$ (122)				$ (116)				$ (75)				$ (167)				$ (462)				$ (128)																$ (213)				$ (252)								$ (81)				$ (140)				$ (157)				$ (163)				$ (138)				$ (396)				$ (27)				$ (388)				$ (144)				$ (134)				$ (27)				$ (169)				$ (198)				$ (145)				$ (158)				$ (158)				$ (134)				$ (131)				$ (188)				$ (101)				$ (101)				$ (133)				$ (194)				$ (584)				$ (89)				$ (83)				$ (91)				$ (87)				$ (111)				$ (96)				$ (69)				$ (86)				$ (178)				$ (271)				$ (281)				$ (160)				$ (92)				$ (180)				$ (167)				$ (105)				$ (79)				$ (200)				$ (173)				$ (118)				$ (135)				$ (100)				$ (209)				$ (106)				$ (74)				$ (96)				$ (236)				$ (2)				$ (49)				$ (89)				$ (125)				$ (102)				$ (16)				$ (26)				$ (236)				$ (21)				$ (24)				$ (168)				$ (115)				$ (67)				$ (94)				$ (66)				$ (235)				$ (147)				$ (369)				$ (201)				$ (117)				$ (33)				$ (35)				$ (39)				$ (239)				$ (207)				$ (94)				$ (137)				$ (20)				$ (198)				$ (64)				$ (97)				$ (407)				$ (209)				$ (75)				$ (80)				$ (81)				$ (89)				$ (90)				$ (81)				$ (98)				$ (62)				$ (101)				$ (75)				$ (234)				$ (241)				$ (143)				$ (223)				$ (20)				$ (211)				$ (77)				$ (68)				$ (206)				$ (196)				$ (429)				$ (140)				$ (36)				$ (82)				$ (406)				$ (161)				$ (160)				$ (326)				$ (377)				$ (130)								$ (70)				$ (131)				$ (60)				$ (109)				$ (270)								$ (237)				$ (42)				$ (155)				$ (261)				$ (162)				$ (149)				$ (282)				$ (85)				$ (100)				$ (96)				$ (117)				$ (16)				$ (243)				$ (116)				$ (86)				$ (79)				$ (503)				$ (183)				$ (163)				$ (426)				$ (240)				$ (87)				$ (187)				$ (79)				$ (227)								$ (259)				$ (209)				$ (177)				$ (205)				$ (130)				$ (125)				$ (165)				$ (358)				$ (91)				$ (69)				$ (163)				$ (304)				$ (140)				$ (169)				$ (184)				$ (98)				$ (141)				$ (238)				$ (220)				$ (120)				$ (64)				$ (24)				$ (182)				$ (151)				$ (72)				$ (129)				$ (147)				$ (98)				$ (274)								$ (192)				$ (73)				$ (165)				$ (381)				$ (348)				$ (305)				$ (468)				$ (212)				$ (247)				$ (103)				$ (198)				$ (165)				$ (167)				$ (339)				$ (102)				$ (435)				$ (397)				$ (168)				$ (160)				$ (95)				$ (298)				$ (386)				$ (57)				$ (112)				$ (145)				$ (106)				$ (113)				$ (222)				$ (80)				$ (72)				$ (371)				$ (29)				$ (169)				$ (235)				$ (191)				$ (264)				$ (195)				$ (196)								$ (81)				$ (361)								$ (51)				$ (23)				$ (37)				$ (22)				$ (139)				$ (17)				$ (96)				$ (186)								$ (173)								$ (164)				$ (206)				$ (69)				$ (97)				$ (99)				$ (142)				$ (239)				$ (34)				$ (118)				$ (101)				$ (66)				$ (293)				$ (75)				$ (136)				$ (409)								$ (157)				$ (228)				$ (285)				$ (341)				$ (143)				$ (207)				$ (15)				$ (224)				$ (541)				$ (337)				$ (82)				$ (159)				$ (143)				$ (164)				$ (225)				$ (397)				$ (177)				$ (137)				$ (422)				$ (189)				$ (221)				$ (311)				$ (106)				$ (223)				$ (322)				$ (80)				$ (80)				$ (79)				$ (1,940)				$ (142)				$ (76)				$ (523)				$ (79)				$ (254)				$ (155)				$ (393)				$ (426)				$ (193)				$ (174)				$ (385)				$ (204)				$ (167)				$ (189)				$ (207)				$ (238)				$ (214)				$ (136)				$ (46)				$ (105)				$ (88)				$ (231)				$ (26)				$ (149)				$ (402)				$ (64)				$ (158)				$ (25)				$ (191)				$ (175)				$ (214)				$ (175)				$ (103)				$ (122)				$ (18)				$ (182)								$ (161)				$ (200)				$ (407)				$ (155)				$ (99)				$ (133)				$ (85)				$ (165)				$ (159)				$ (138)								$ (605)				$ (117)				$ (176)				$ (459)				$ (165)				$ (119)				$ (20)				$ (15)				$ (250)				$ (286)				$ (136)				$ (165)				$ (317)				$ (159)				$ (91)				$ (341)				$ (182)				$ (86)				$ (214)								$ (113)				$ (502)				$ (453)				$ (262)				$ (226)				$ (113)																$ (45)				$ (258)				$ (432)				$ (349)				$ (179)				$ (113)				$ (170)				$ (246)				$ (200)				$ (474)				$ (125)				$ (201)				$ (80)				$ (295)				$ (348)				$ (100)				$ (272)				$ (221)								$ (168)				$ (238)				$ (27)								$ (233)				$ (17)				$ (270)				$ (245)				$ (205)				$ (173)				$ (222)				$ (65)				$ (115)				$ (150)				$ (106)				$ (115)				$ (68)				$ (60)				$ (49)				$ (202)				$ (94)				$ (144)				$ (446)				$ (326)				$ (105)								$ (109)								$ (280)				$ (184)				$ (202)				$ (445)				$ (193)				$ (151)				$ (87)				$ (112)				$ (84)				$ (100)				$ (236)				$ (234)				$ (338)				$ (13)				$ (17)				$ (137)				$ (143)				$ (141)				$ (87)				$ (197)				$ (205)				$ (110)				$ (119)				$ (145)				$ (279)				$ (247)				$ (80)				$ (376)				$ (417)				$ (49)				$ (79)				$ (105)				$ (190)				$ (250)				$ (183)				$ (96)				$ (86)				$ (84)				$ (98)				$ (301)				$ (108)								$ (95)								$ (418)				$ (102)				$ (138)								$ (104)				$ (505)				$ (106)				$ (179)				$ (98)				$ (121)				$ (136)				$ (1,286)				$ (3,697)				$ (575)				$ (1,558)				$ (272)				$ (1,061)				$ (231)				$ (205)				$ (1,024)				$ (1,604)				$ (1,022)				$ (1,064)				$ (225)				$ (1,411)				$ (1,384)				$ (875)				$ (251)				$ (89)				$ (1,054)				$ (318)				$ (326)				$ (326)				$ (292)				$ (1,394)				$ (350)				$ (301)				$ (1,090)				$ (872)				$ (1,455)				$ (184)				$ (1,048)				$ (279)				$ (1,236)				$ (905)				$ (625)				$ (209)				$ (186)				$ (220)				$ (321)				$ (219)				$ (366)				$ (1,596)				$ (1,085)				$ (3,458)				$ (1,019)				$ (473)				$ (696)				$ (284)				$ (1,226)				$ (216)				$ (831)				$ (376)				$ (1,155)				$ (671)				$ (699)				$ (91)				$ (429)				$ (308)				$ (247)				$ (1,035)				$ (1,365)				$ (1,576)				$ (3,567)				$ (1,493)				$ (283)				$ (336)				$ (1,261)				$ (259)				$ (1,044)				$ (421)				$ (949)				$ (1,037)				$ (1,134)				$ (1,506)				$ (1,272)				$ (1,399)				$ (295)				$ (1,451)				$ (1,169)				$ (1,210)				$ (1,118)				$ (282)				$ (836)				$ (457)				$ (966)				$ (250)				$ (948)				$ (227)				$ (1,107)				$ (274)				$ (399)				$ (1,316)				$ (1,237)				$ (1,246)				$ (331)				$ (1,307)				$ (1,524)				$ (886)				$ (255)				$ (1,808)				$ (1,350)				$ (1,233)				$ (140)				$ (811)				$ (337)				$ (1,600)				$ (241)				$ (1,033)				$ (527)				$ (1,142)				$ (938)				$ (314)				$ (299)				$ (241)				$ (162)				$ (560)				$ (245)				$ (1,276)				$ (1,256)				$ (305)				$ (846)				$ (776)				$ (318)				$ (901)				$ (989)				$ (960)				$ (4,559)				$ (1,028)				$ (274)				$ (146)				$ (380)				$ (298)				$ (254)				$ (1,365)				$ (328)				$ (724)				$ (312)				$ (1,023)				$ (1,552)				$ (1,569)				$ (1,233)				$ (872)				$ (1,011)				$ (765)				$ (1,452)				$ (274)				$ (1,369)				$ (953)				$ (239)				$ (1,142)				$ (1,312)				$ (235)				$ (171)				$ (705)				$ (828)				$ (1,522)				$ (1,188)				$ (1,538)				$ (1,508)				$ (1,506)				$ (251)				$ (255)				$ (225)				$ (282)				$ (1,177)				$ (1,288)				$ (348)				$ (521)				$ (499)				$ (324)				$ (842)				$ (276)				$ (1,320)				$ (928)				$ (970)				$ (998)				$ (1,482)				$ (1,498)				$ (298)				$ (901)				$ (1,169)				$ (1,041)				$ (145)				$ (142)				$ (144)				$ (572)				$ (600)				$ (165)				$ (238)				$ (311)				$ (213)				$ (363)				$ (228)				$ (195)				$ (253)				$ (244)				$ (552)				$ (497)				$ (190)				$ (152)				$ (126)				$ (209)				$ (589)				$ (312)				$ (185)				$ (615)				$ (385)				$ (207)				$ (95)				$ (194)				$ (864)				$ (163)				$ (123)				$ (192)				$ (128)				$ (97)				$ (490)				$ (136)				$ (167)				$ (176)				$ (440)				$ (294)				$ (162)				$ (173)				$ (136)				$ (742)				$ (308)				$ (234)				$ (609)				$ (191)				$ (256)				$ (147)				$ (571)				$ (490)				$ (623)				$ (336)				$ (344)				$ (193)				$ (177)				$ (163)				$ (456)				$ (205)				$ (272)				$ (236)				$ (143)				$ (354)				$ (88)				$ (417)				$ (153)				$ (72)				$ (108)				$ (68)				$ (90)				$ (79)				$ (993)				$ (154)				$ (299)				$ (344)				$ (139)				$ (205)				$ (92)				$ (647)				$ (239)				$ (743)				$ (333)				$ (187)				$ (197)				$ (379)				$ (181)				$ (440)				$ (898)				$ (567)				$ (479)				$ (472)				$ (191)				$ (299)				$ (366)				$ (142)				$ (386)				$ (171)				$ (181)				$ (136)				$ (238)				$ (140)				$ (299)				$ (172)				$ (160)				$ (562)				$ (181)				$ (257)				$ (564)				$ (655)				$ (1,550)				$ (338)				$ (230)				$ (849)				$ (110)				$ (123)				$ (829)				$ (387)				$ (1,131)				$ (132)				$ (449)				$ (137)				$ (97)				$ (140)				$ (236)				$ (167)				$ (162)				$ (194)				$ (187)				$ (116)				$ (122)				$ (168)				$ (152)				$ (91)				$ (531)				$ (1,251)				$ (947)				$ (159)				$ (135)				$ (87)				$ (139)				$ (122)				$ (173)				$ (750)				$ (100)				$ (402)				$ (112)				$ (166)				$ (184)				$ (223)				$ (121)				$ (1,307)				$ (99)				$ (190)				$ (204)				$ (96)				$ (122)				$ (108)				$ (130)				$ (101)				$ (148)				$ (136)				$ (187)				$ (141)				$ (127)				$ (96)				$ (86)				$ (965)				$ (157)				$ (166)				$ (78)				$ (98)				$ (127)				$ (127)				$ (99)				$ (705)				$ (163)				$ (174)				$ (890)				$ (408)				$ (1,170)				$ (863)				$ (886)				$ (893)				$ (399)				$ (945)				$ (424)				$ (408)				$ (48)				$ (769)				$ (842)				$ (46)				$ (1,591)				$ (728)				$ (1,398)				$ (443)				$ (530)				$ (1,003)				$ (653)				$ (823)				$ (31)				$ (189)				$ (512)				$ (767)				$ (415)				$ (713)				$ (5,398)				$ (495)				$ (539)				$ (1,287)				$ (1,320)				$ (625)				$ (41)				$ (1,027)				$ (896)				$ (42)				$ (1,586)				$ (940)				$ (1,160)				$ (354)				$ (176)				$ (488)				$ (598)				$ (628)				$ (48)				$ (446)				$ (143)				$ (113)				$ (294)				$ (109)				$ (198)				$ (107)				$ (651)				$ (538)				$ (98)				$ (26)				$ (98)				$ (97)				$ (208)				$ (189)				$ (151)				$ (131)				$ (80)				$ (58)				$ (113)				$ (121)				$ (314)				$ (91)				$ (201)				$ (79)				$ (504)				$ (110)				$ (1,516)				$ (116)				$ (421)				$ (980)				$ (81)				$ (112)				$ (240)				$ (940)				$ (47)				$ (46)				$ (203)				$ (57)				$ (933)				$ (6)				$ (10)				$ (7)				$ (8)				$ (8)				$ (9)				$ (11)				$ (8)				$ (8)				$ (533)				$ (9)				$ (9)				$ (14)				$ (13)				$ (11)				$ (10)				$ (10)				$ (15)				$ (9)				$ (6)				$ (802)				$ (7)				$ (14)				$ (630)				$ (579)				$ (899)				$ (796)				$ (7)				$ (10)				$ (1,032)				$ (500)				$ (1,052)				$ (138)				$ (775)				$ (1,292)				$ (483)				$ (814)				$ (867)				$ (1,234)				$ (474)				$ (2,490)				$ (1,041)				$ (1,049)				$ (1,652)				$ (2,142)				$ (1,855)				$ (621)				$ (1,482)				$ (3,046)				$ (576)				$ (1,313)				$ (744)				$ (202)				$ (2,359)				$ (2,069)				$ (1,815)				$ (598)				$ (1,249)				$ (1,834)				$ (933)				$ (1,680)				$ (681)				$ (1,972)				$ (1,517)				$ (689)				$ (2,520)				$ (1,033)				$ (539)				$ (496)				$ (3,937)				$ (768)				$ (850)				$ (2,176)				$ (718)				$ (1,781)				$ (1,682)				$ (1,824)				$ (616)				$ (1,281)				$ (1,448)				$ (883)				$ (277)				$ (687)				$ (409)				$ (673)				$ (1,078)				$ (967)				$ (653)				$ (960)				$ (974)				$ (783)				$ (3,606)				$ (1,392)				$ (415)				$ (703)				$ (1,081)				$ (982)				$ (613)				$ (978)				$ (824)				$ (341)				$ (172)				$ (1,792)				$ (319)				$ (716)				$ (299)				$ (364)				$ (449)				$ (206)				$ (902)				$ (230)				$ (326)				$ (358)				$ (82)				$ (365)				$ (162)				$ (778)				$ (465)				$ (125)				$ (424)				$ (2,909)				$ (52)				$ (3,341)				$ (14)				$ (34)				$ (9)				$ (18)				$ (43)				$ (44)				$ (5)				$ (14)				$ (150)				$ (164)				$ (218)				$ (231)				$ (175)				$ (298)				$ (166)				$ (296)				$ (355)				$ (223)				$ (1,133)				$ (1,567)				$ (990)				$ (992)				$ (858)				$ (1,045)				$ (21,159)				$ (708)				$ (1,231)				$ (969)				$ (859)				$ (895)				$ (2,327)				$ (1,619)				$ (2,029)				$ (1,542)
Date of Construction					1986				1998				1971				1976				1982				1999				1994				1982				1978				1979				1997				1977				1999				1993				1986				1995				1978				1994				1977				2002				1998				1995				1992				1998				1997				1993				1962				1991				1988				1980				1979				1991				1978				1984				1987				1983				1997				1989				2004				1987				1992				1994				1985				1998				1994				2006				1973				1983				2004				1994				1991				1985				1982				1991				1999				1988				1978				1978				1993				1976				1996				2006				1997				1988				1996				1974				2000				1988				1990				1997				1990				1969				2005				1986				1979				1997				1995				1984				1985				1995				1928				1982				1975				1970				1974				1972				1982				1983				1982				1987				1999				1982				1994				1975				2001				1973				1977				1973				1987				1977				1976				1970				1980				2004				2004				1980				1994				1994				1989				1977				1977				1975				1976				2008				1984				1996				2008				2001				1998				1974				1977				1978				1977				1986				1976				1997				1995				1982				1989				1992				2002				2002				1982				1979				1984				1989				1992				1985				1970				1996				1983				1966				1977				1977				1979				1977				1972				1976				1978				1979				1979				1987				2003				2003				1990				1974				1970				1915				1968				1983				1982				2001				1984				1982				1990				2000				1985				1973				1999				1996				1993				1971				1988				1993				1981				1978				1984				1980				1969				1999				1998				1972				1999				1987				1996				1974				1979				1992				1985				1986				1984				1984				1998				1999				1993				1995				1982				2001				2003				1977				1995				1977				1973				1980				2003				1994				2007				1995				1980				1979				1973				1990				1975				2006				1998				1996				1995				2003				1972				1985				1976				1985				1995				1975				1982				2002				1974				1976				1979				1977				1978				1973				1978				1980				1978				1979				2000				1995				1997				1987				1993				1990				1978				1996				1995				1995				1994				1979				1979				1994				1997				1999				1998				1985				1976				2002				1984				1977				1998				1970				1971				1983				1968				1970				2003				1992				1998				1986				1984				1985				1988				1989				1983				1985				1996				1987				1999				1977				1985				1985				2001				1991				1987				1992				1992				1994				1979				1995				1987				1977				1975				1978				1991				1984				1992				1991				1988				1977				1883				1980				1980				2003				1995				1998				1978				1976				1996				1992				1990				2001				2004				1972				2000				1991				1994				1994				1997				2003				1970				1987				1981				1972				1989				1990				1977				1972				1991				1997				1968				1980				1973				1992				1990				1990				1990				1975				1999				1993				1999				1997				1997				1986				1997				1985				1993				1995				2002				1986				2003				1995				1978				1978				1978				1994				1997				1973				2001				1978				1985				2009				1998				1976				1998				1987				1976				1995				2006				1984				1988				1997				2010				1984				2005				1992				1990				1991				1995				1979				1982				1980				1992				1978				1989				1993				1995				1976				1994				2006				1984				1985				1967				2002				1984				1972				2000				1984				1972				1985				1986				1999				2004				1973				1977				1986				1977				1976				1980				1980				1986				1964				1996				1992				1998				1997				1982				1994				1989				1995				1902				1958				1997				1977				1977				1994				1990				1999				1976				1996				1995				1978				1994				1986				1999				2006				1998				1985				1983				1986				1976				2000				2002				1983				2001				2001				1987				1979				1978				1983				1976				2006				1994				1964				1983				1986				1989				1993				1988				1997				1996				1993				2004				1988				1973				1972				1972				1978				1985				2000				1998				2001				1986				1986				1976				1999				1979				2006				1980				2003				1985				1991				1991				1988				1991				1976				2002				1984				1983				2000				1977				1983				1999				1978				1985				1979				1985				1990				1980				1980				1986				1982				2001				1983				1986				1981				1982				1976				1993				1988				1987				1995				2003				1971				1992				1985				1993				2000				1971				2000				1974				1972				1966				1984				1988				1971				1981				1972				1984				2007				1990				1985				2000				2000				2000				1975				1979				2000				1999				1983				1984				1978				1974				1990				1999				1989				1995				1990				1990				1994				2000				2000				2000				1978				1987				1967				1987				1995				1974				1993				2000				1978				1976				1984				1986				1985				1984				1994				1990				1998				1996				2007				1989				1983				1985				2000				1966				2000				1999				1992				1999				1994				2005				1991				1986				1996				1980				1989				1980				2000				1979				1970				1978				1982				1999				1988				2005				1987				2000				1983				2000				1989				1999				1975				1988				1982				1980				2000				1977				1971				1990				2000				1969				1968				1985				1983				1981				2000				1987				2000				1973				1971				1981				1994				1999				2000				1999				1995				2000				2000				1986				1990				2000				1984				1985				2000				1988				1985				1984				2000				1989				1972				1978				1981				1998				1999				1986				1985				1988				1982				1996				1986				1979				1989				1995				1994				1990				1981				1999				1977				1991				1999				1993				1987				2000				2000				1991				1987				1986				1995				1985				1991				1985				1984				1999				2007				2000				1986				1991				1984				1971				1989				1973				1985				1998				1972				1991				1988				1989				1986				1969				2000				1984				1988				2003				1982				1970				1999				2006				1998				1970				1972				1970				1963				1963				1976				1981				1979				1977				2004				1985				1979				1980				1993				1984				1988				1991				1962				1999				1976				2000				1991				1975				2006				1984				1988				1978				1981				1982				2005				1996				1993				1995				2005				1960				1979				1970				1971				1973				2002				1998				2006				1977				1970				1965				2006				2005				2006				1985				1999				1945				1995				1996				2006				1979				1965				1981				1999				2005				1990				1996				1973				1977				1979				1996				1994				1969				1986				1997				1968				1968				1985				1995				1983				2006				1993				1970				1966				1965				1998				1985				1991				2006				2004				1975				2005				2005				1976				1984				1974				1995				1970				1995				1998				1979				1968				1979				1978				1997				1996				1983				1983				1970				2006				1992				2005				1989				1995				2004				1982				1994				1992				1999				1992				1996				1972				1995				1982				1997				1987				1995				1988				1965				1988				1990				1989				1970				1989				1998				2000				1999				2005				1975				2000				2001				1996				1999				1989				1999				1993				1997				2001				1965				1997				1993				1994				1960				1965				1997				1995				1994				1986				1984				1990				1982				1997				1997				1992				1996				1988				1983				1996				2005				1995				1990				1968				1972				1983				1986				2001				2004				1993				1993				2005				1970				1973				1989				2007				1973				1999				2004				1996				1977				2005				1976				2004				2003				2004				2004				2004				1990				2000				2007				1994				1983				2003				1993				2007				2001				1990				1987				1962				1995				1994				1994				2003				1998				2001				2004				1986				2002				2004				2002				2004				1988				1993				2004				2002				1990				2003				1990				1986				1992				1970				1989				1990				1987				1960				2001				1981				1972				1975				1998				1999				1999				1981				1990				1985				1993				1984				1974				1999				1993				1986				1971				1984				1996				2000				1984				1975				2004				1987				1982				1976				2004				1987				1989				1984				1987				2001				1970				1996				1968				1997				1973				1998				1991				1967				1968				1998				1988				1991				1975				1992				1994				1988				1990				1998				1993				1954				2004				1984				1997				2000				1995				1991				1996				1974				1970				1990				1967				1919				1930				1964				1965				1985				1953				1970				1999				1960				1966				1985				1992				1998				2005				2003				1960				1952				1959				1973				1987				1997				1952				1981				1971				2005				1996				2003				1999				1998				1997				1998				1988				1995				1997				1998				1998				1995				1996				1997				1994				1998				1998				1995				2008				2004				2007				1993				1980				2004				1999				1980				2008				2005				1936				1900				2007				1956				1999				1935				2007				2002				2002				1978				1975				1940				1950				1978				1999				2003				1997				1977				1997				1989				1999				1988				1989				1997				1997				1991				1971				1974				1997				1999				1992				1997				2000				1999				1978				1997				2005				1989				1990				2003				2006				2006				2011				2002				1978				1982				2012				1993				1993				1999				1999				1993				1999				1991				1999				2000				1979				2001				2005				2003				2000				1998				2004				1960				1988				1996				2001				1980				1977				2001				2001				2001				1968
Date Acquired					Sep 29, 2006				Sep 30, 2004				May 25, 2005				May 25, 2005				May 25, 2005				Dec 30, 2004				Dec 30, 2004				Nov 2, 2007				Nov 2, 2007				Dec 19, 2006				Dec 30, 2004				Jun 25, 2004				Sep 24, 2004				Dec 29, 2006				Feb 26, 2007				Sep 30, 2004				Feb 26, 2007				Jun 25, 2004				Nov 2, 2007				Feb 2, 2012				Feb 2, 2012				Feb 2, 2012				Dec 29, 2006				Dec 29, 2006				Mar 7, 2007				Feb 28, 2006				Feb 28, 2006				Feb 6, 2007				Sep 24, 2004				Dec 21, 2012				Jun 25, 2004				Jun 25, 2004				Jul 28, 2004				Sep 24, 2004				Sep 24, 2004				Sep 24, 2004				Jun 29, 2007				Dec 29, 2006				Jul 7, 2005				Jun 25, 2004				Dec 29, 2006				Sep 23, 2005				Feb 6, 2007				Jun 25, 2004				Sep 23, 2005				Dec 29, 2006				Feb 6, 2007				Nov 27, 2006				Dec 31, 2007				Sep 23, 2005				Nov 23, 2004				Dec 21, 2012				Dec 21, 2012				Dec 21, 2012				Sep 24, 2004				Dec 30, 2004				Dec 21, 2012				May 24, 2005				Nov 10, 2005				Nov 10, 2005				Sep 23, 2005				Sep 23, 2005				Jun 25, 2004				Feb 2, 2012				Jun 25, 2004				May 25, 2005				Feb 28, 2006				Feb 2, 2012				Dec 29, 2006				Feb 28, 2006				Feb 28, 2006				Dec 29, 2006				Dec 29, 2006				Sep 23, 2005				Nov 2, 2007				Jun 25, 2004				Sep 29, 2006				Nov 2, 2007				Nov 10, 2005				Jun 25, 2004				Dec 29, 2006				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Sep 23, 2005				Dec 29, 2006				Sep 23, 2005				Nov 23, 2004				Feb 6, 2007				Feb 6, 2007				Feb 6, 2007				Feb 6, 2007				Feb 6, 2007				Feb 6, 2007				Feb 6, 2007				Feb 6, 2007				Feb 6, 2007				May 24, 2005				Dec 31, 2007				Dec 29, 2006				Nov 27, 2006				Nov 2, 2007				Dec 31, 2007				Nov 19, 2012				May 24, 2005				Mar 31, 2004				May 25, 2005				May 25, 2005				Feb 2, 2012				Feb 2, 2012				Dec 30, 2004				Oct 3, 2011				Feb 2, 2012				Sep 23, 2005				Dec 15, 2005				Sep 1, 2005				Nov 2, 2007				Dec 19, 2006				Sep 24, 2004				Sep 30, 2004				Sep 30, 2004				Dec 29, 2006				Sep 24, 2004				Oct 3, 2011				Oct 3, 2011				Oct 3, 2011				Dec 31, 2007				Mar 7, 2007				Nov 2, 2007				Sep 23, 2005				Feb 2, 2012				Sep 23, 2005				Sep 23, 2005				Sep 24, 2004				Dec 29, 2006				Sep 24, 2004				Sep 23, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Dec 21, 2007				Dec 29, 2006				Feb 28, 2006				Feb 28, 2006				Feb 2, 2012				Sep 23, 2005				May 24, 2005				May 24, 2005				Sep 23, 2005				Nov 10, 2005				Apr 1, 2005				Dec 29, 2005				Oct 3, 2011				May 25, 2005				Apr 1, 2005				Sep 23, 2005				Sep 23, 2005				Apr 29, 2005				Dec 29, 2006				Dec 15, 2004				Dec 21, 2012				May 24, 2005				Sep 23, 2005				Nov 27, 2006				Jan 30, 2006				Dec 29, 2005				Dec 21, 2012				Dec 30, 2004				Jun 25, 2004				Jun 25, 2004				Dec 31, 2007				Sep 29, 2006				Sep 29, 2006				Sep 29, 2006				May 25, 2005				May 25, 2005				Sep 24, 2004				May 24, 2005				Feb 2, 2012				Jan 12, 2006				Sep 24, 2004				Dec 29, 2006				Sep 24, 2004				Sep 23, 2005				Jul 30, 2007				Sep 23, 2005				Nov 10, 2005				Dec 31, 2007				Feb 6, 2007				Sep 24, 2004				Nov 27, 2006				Dec 29, 2006				Dec 21, 2012				Dec 29, 2006				Dec 31, 2007				Dec 21, 2007				Sep 29, 2006				May 25, 2005				May 25, 2005				May 25, 2005				Jun 25, 2004				Dec 21, 2007				Oct 28, 2011				Sep 23, 2005				Jun 25, 2004				Jun 25, 2004				Dec 31, 2007				Sep 1, 2005				Dec 29, 2005				Feb 6, 2007				Sep 24, 2004				Jun 25, 2004				Nov 27, 2006				Dec 21, 2007				Feb 2, 2012				Feb 6, 2007				Sep 1, 2005				Nov 2, 2007				Jan 30, 2006				Jan 30, 2006				Jan 30, 2006				May 25, 2005				Dec 21, 2012				Feb 6, 2007				May 24, 2005				Sep 29, 2006				Dec 29, 2006				Sep 24, 2004				Feb 28, 2006				Dec 29, 2006				Sep 29, 2006				Dec 29, 2006				Jun 25, 2004				Jun 25, 2004				Jun 25, 2004				Jun 25, 2004				Dec 30, 2004				Sep 28, 2006				Jun 29, 2007				Jun 29, 2007				Feb 6, 2007				Sep 29, 2006				Nov 27, 2006				Sep 23, 2005				Jun 29, 2007				Oct 3, 2011				Jun 12, 2008				Sep 24, 2004				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Nov 10, 2005				Feb 2, 2012				Sep 24, 2004				Sep 24, 2004				Sep 24, 2004				Dec 30, 2004				Nov 10, 2005				Feb 6, 2007				Dec 21, 2012				May 25, 2005				Dec 29, 2006				Dec 21, 2012				Oct 3, 2011				Oct 3, 2011				Oct 3, 2011				Oct 3, 2011				Feb 28, 2006				Feb 2, 2012				Nov 2, 2007				Nov 23, 2004				Dec 21, 2012				Jun 25, 2004				Dec 21, 2012				Nov 23, 2004				Nov 23, 2004				Sep 1, 2005				Sep 1, 2005				Nov 2, 2007				Nov 2, 2007				Jul 28, 2004				Oct 3, 2011				Nov 2, 2007				May 24, 2005				Jul 25, 2006				Dec 29, 2006				Nov 27, 2006				Jan 30, 2006				Sep 26, 2006				Sep 23, 2005				Jun 25, 2004				Dec 30, 2004				Jan 26, 2005				Feb 26, 2007				Sep 29, 2006				Sep 23, 2005				Feb 2, 2012				Jul 7, 2005				Feb 26, 2007				Sep 25, 2007				Sep 24, 2004				Nov 10, 2005				Nov 10, 2005				Dec 30, 2004				Jul 7, 2005				Feb 26, 2007				Feb 28, 2006				Feb 28, 2006				Jun 25, 2004				Jan 12, 2006				Sep 24, 2004				Sep 23, 2005				May 25, 2005				Dec 29, 2006				Sep 24, 2004				May 24, 2005				May 25, 2005				Sep 23, 2005				Oct 15, 2004				Feb 28, 2006				Sep 24, 2004				Jun 25, 2004				May 24, 2005				Dec 29, 2005				Nov 23, 2004				Dec 29, 2006				Sep 24, 2004				Jun 25, 2004				Sep 29, 2006				Jun 29, 2007				Sep 24, 2004				Sep 29, 2006				Jan 30, 2006				Jan 17, 2007				Dec 31, 2007				Dec 31, 2007				Jun 25, 2004				Oct 28, 2011				Sep 24, 2004				Sep 24, 2004				Nov 28, 2006				Oct 3, 2011				Feb 6, 2007				Dec 29, 2006				May 24, 2005				Sep 24, 2004				Oct 3, 2011				Sep 24, 2004				Feb 6, 2007				Sep 23, 2005				Sep 1, 2005				Sep 1, 2005				Feb 28, 2006				Feb 2, 2012				Sep 24, 2004				Dec 21, 2012				Dec 29, 2005				Dec 29, 2006				Feb 26, 2007				Dec 21, 2007				Sep 24, 2004				Jan 30, 2006				Sep 24, 2004				Jun 25, 2004				Nov 10, 2005				Feb 28, 2006				Dec 21, 2012				Jul 2, 2007				May 25, 2005				Dec 29, 2006				Sep 23, 2005				Jun 25, 2004				Sep 1, 2005				Oct 3, 2011				Oct 3, 2011				Sep 24, 2004				Jun 25, 2004				Dec 30, 2004				Dec 31, 2007				Dec 29, 2005				May 25, 2005				Jun 25, 2004				Feb 26, 2007				Sep 29, 2006				Sep 23, 2005				Mar 7, 2007				Dec 21, 2012				Jun 12, 2008				Dec 30, 2004				Dec 30, 2004				Dec 29, 2005				Jul 28, 2004				May 25, 2005				Dec 21, 2012				Dec 21, 2012				Dec 21, 2012				Oct 28, 2011				Jun 25, 2004				Jun 25, 2004				Jun 29, 2007				Sep 24, 2004				Nov 2, 2007				Nov 23, 2004				Sep 24, 2004				Nov 23, 2004				Dec 29, 2006				Dec 29, 2006				Jun 25, 2004				Nov 27, 2006				Nov 28, 2006				Nov 28, 2006				Nov 2, 2007				Apr 1, 2005				Jan 17, 2007				Sep 23, 2005				Sep 23, 2005				Dec 29, 2005				Oct 3, 2011				Dec 21, 2012				Sep 23, 2005				Feb 2, 2012				Dec 29, 2006				Sep 23, 2005				Jun 25, 2004				Sep 24, 2004				Sep 24, 2004				Jul 28, 2004				Sep 25, 2006				Sep 25, 2006				Sep 25, 2006				Sep 25, 2006				Jun 12, 2008				May 24, 2005				May 24, 2005				Dec 29, 2006				Sep 23, 2005				Dec 21, 2007				Feb 26, 2007				Feb 26, 2007				Nov 27, 2006				Dec 21, 2012				Nov 2, 2007				Dec 21, 2012				Sep 23, 2005				Sep 23, 2005				Dec 31, 2007				Sep 23, 2005				Dec 29, 2006				Nov 10, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Sep 24, 2004				Dec 29, 2005				Sep 24, 2004				Feb 2, 2012				Feb 2, 2012				Dec 29, 2006				May 24, 2005				Dec 29, 2006				Nov 2, 2007				Dec 31, 2007				Sep 23, 2005				Sep 25, 2006				Nov 27, 2006				Dec 29, 2006				Sep 23, 2005				Sep 24, 2004				Nov 2, 2007				Feb 26, 2007				Jul 2, 2007				May 24, 2005				Nov 27, 2006				Dec 29, 2006				Sep 23, 2005				Feb 6, 2007				Feb 28, 2006				Sep 23, 2005				Nov 27, 2006				May 25, 2005				Dec 19, 2006				Dec 31, 2007				May 25, 2005				Dec 21, 2012				Dec 21, 2007				Dec 21, 2012				Apr 1, 2005				Dec 29, 2006				Sep 29, 2006				Dec 21, 2012				Feb 6, 2007				Feb 26, 2007				Dec 29, 2006				Dec 30, 2004				May 24, 2005				Nov 23, 2004				Sep 30, 2004				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Dec 11, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Jul 21, 2011				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Dec 11, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Aug 24, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Dec 11, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Oct 14, 2010				Nov 10, 2008				Nov 10, 2008				Jun 11, 2008				Apr 27, 2007				Jul 3, 2012				Nov 10, 2008				Nov 10, 2008				Oct 14, 2010				Nov 10, 2008				Oct 14, 2010				Nov 10, 2008				Oct 14, 2010				Jul 3, 2012				Jul 3, 2012				Apr 27, 2007				Nov 10, 2008				Oct 14, 2010				Nov 10, 2008				Nov 10, 2008				Jul 3, 2012				Jul 3, 2012				Oct 14, 2010				Nov 10, 2008				Dec 27, 2006				Jul 3, 2012				Nov 10, 2008				Nov 10, 2008				Jul 3, 2012				Apr 27, 2007				Nov 10, 2008				Jul 3, 2012				Nov 10, 2008				Jun 2, 2008				Nov 10, 2008				Apr 27, 2007				Jul 3, 2012				Nov 10, 2008				Nov 10, 2008				Apr 27, 2007				Nov 10, 2008				Nov 10, 2008				Nov 10, 2008				Nov 10, 2008				Jul 3, 2012				Oct 14, 2010				Jun 11, 2008				Apr 27, 2007				Nov 30, 2009				Jul 3, 2012				Nov 10, 2008				Apr 27, 2007				Apr 27, 2007				Apr 27, 2007				Oct 14, 2010				Jul 3, 2012				Jul 3, 2012				Oct 14, 2010				Jul 3, 2012				Apr 27, 2007				Nov 10, 2008				Oct 14, 2010				Jul 3, 2012				Jun 11, 2008				Apr 27, 2007				Jul 3, 2012				Oct 14, 2010				Nov 10, 2008				Nov 10, 2008				Jul 3, 2012				Nov 10, 2008				Nov 10, 2008				Nov 10, 2008				Jul 3, 2012				Nov 10, 2008				Nov 30, 2009				Oct 14, 2010				Oct 14, 2010				Oct 14, 2010				Nov 10, 2008				Apr 27, 2007				Nov 10, 2008				Oct 14, 2010				Oct 14, 2010				Jul 3, 2012				Nov 10, 2008				Oct 14, 2010				Oct 14, 2010				Apr 27, 2007				Oct 14, 2010				Oct 14, 2010				Apr 27, 2007				Apr 27, 2007				Nov 10, 2008				Jun 2, 2008				Jul 3, 2012				Nov 10, 2008				Oct 14, 2010				Oct 14, 2010				Nov 10, 2008				Nov 10, 2008				Oct 14, 2010				Nov 10, 2008				Oct 14, 2010				Jul 3, 2012				Nov 10, 2008				Oct 14, 2010				Nov 10, 2008				Jul 3, 2012				Apr 27, 2007				Jun 29, 2007				Jun 30, 2005				Dec 28, 2005				Feb 16, 2012				Jun 30, 2005				Sep 7, 2007				Sep 7, 2007				Jun 29, 2007				Dec 28, 2005				May 26, 2006				Nov 30, 2007				Jul 13, 2007				Dec 22, 2006				Sep 7, 2007				Sep 7, 2007				Dec 22, 2006				Sep 7, 2007				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 31, 2007				Jan 9, 2007				Nov 17, 2006				Sep 7, 2007				Dec 22, 2006				Dec 22, 2006				Sep 7, 2007				Dec 22, 2006				Dec 22, 2006				Dec 28, 2005				Sep 7, 2007				Feb 23, 2004				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Dec 22, 2006				Jun 1, 2006				Apr 19, 2007				Dec 22, 2006				Dec 22, 2006				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Nov 30, 2007				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Jun 30, 2005				Sep 7, 2007				Dec 22, 2006				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Sep 7, 2007				Dec 22, 2006				Jun 30, 2005				Mar 7, 2007				Sep 7, 2007				Feb 16, 2007				Jun 15, 2004				Nov 18, 2005				Sep 5, 2007				Aug 31, 2007				Oct 29, 2004				Aug 31, 2007				Aug 31, 2007				Jun 15, 2004				Jun 15, 2004				Oct 15, 2012				Jul 6, 2007				Aug 31, 2007				Oct 15, 2012				Apr 8, 2005				May 6, 2004				Sep 30, 2004				Jul 6, 2007				May 19, 2005				Sep 5, 2007				Jun 15, 2004				Jun 15, 2004				Oct 15, 2012				Jul 6, 2007				Aug 31, 2007				Aug 31, 2007				Feb 29, 2008				Jan 3, 2007				Feb 1, 2006				Jul 6, 2007				Aug 31, 2007				Jan 3, 2007				Apr 8, 2005				Jul 6, 2007				Oct 15, 2012				Aug 31, 2007				Aug 31, 2007				Oct 15, 2012				Jan 3, 2007				Aug 31, 2007				Oct 8, 2004				Jul 6, 2007				Jul 6, 2007				Jul 29, 2004				Aug 31, 2007				Jul 6, 2007				Oct 15, 2012				Aug 31, 2007				Sep 24, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Nov 17, 2006				Dec 30, 2004				Dec 30, 2004				Nov 12, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Sep 7, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Dec 30, 2004				Jul 2, 2007				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jul 2, 2007				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Jun 28, 2012				Dec 16, 2005				Jun 28, 2012				Jun 28, 2012				Jul 2, 2007				Jul 2, 2007				Jul 2, 2007				Jul 2, 2007				Jun 28, 2012				Jun 28, 2012				Jun 3, 2005				Dec 11, 2006				Feb 21, 2007				Sep 29, 2006				Dec 29, 2006				Dec 29, 2006				Dec 11, 2006				Feb 21, 2007				Dec 28, 2006				Dec 28, 2006				Feb 21, 2007				Dec 28, 2006				Dec 28, 2006				Mar 31, 2008				Mar 31, 2008				Dec 15, 2005				Dec 14, 2006				Dec 28, 2006				Mar 10, 2006				Dec 28, 2006				Dec 28, 2006				Dec 22, 2005				Mar 30, 2007				Mar 10, 2006				Dec 28, 2006				Dec 28, 2006				Jun 30, 2004				Sep 30, 2005				Jul 29, 2004				Jul 29, 2004				Sep 30, 2005				May 17, 2004				Jun 23, 2004				Jun 23, 2004				Feb 24, 2006				Sep 30, 2005				Nov 30, 2004				Sep 30, 2004				Sep 30, 2005				Sep 30, 2005				Jun 23, 2004				Sep 30, 2005				Dec 15, 2005				Jun 23, 2004				Sep 30, 2005				Jan 5, 2007				Dec 15, 2005				Dec 2, 2005				Oct 28, 2005				Nov 15, 2004				Dec 17, 2004				Sep 29, 2005				Feb 10, 2005				Jun 23, 2008				Jul 18, 2005				Dec 17, 2004				Dec 7, 2005				Sep 27, 2007				Dec 7, 2005				Sep 29, 2005				Dec 7, 2005				Dec 21, 2007				May 16, 2005				May 16, 2005				Feb 10, 2005				Feb 10, 2005				Dec 22, 2005				Dec 7, 2005				Feb 10, 2005				Sep 29, 2005				Dec 28, 2005				May 23, 2005				Dec 1, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				Dec 1, 2005				Dec 1, 2005				Dec 1, 2005				May 23, 2005				Aug 29, 2011				Dec 1, 2005				May 23, 2005				Aug 25, 2005				May 23, 2005				Dec 1, 2005				May 23, 2005				Aug 29, 2005				Aug 30, 2012				Sep 9, 2005				Aug 30, 2012				Aug 30, 2012				Aug 30, 2012				Aug 30, 2012				Aug 30, 2012				Aug 30, 2012				Aug 30, 2012				Oct 31, 2012				Dec 15, 2004				Dec 15, 2004				Dec 15, 2004				Dec 15, 2004				Dec 15, 2004				Feb 2, 2005				May 2, 2005				Dec 15, 2004				Dec 15, 2004				Mar 31, 2004				Sep 30, 2005				Sep 30, 2005				Sep 30, 2005				Sep 30, 2005				Sep 30, 2005				Sep 30, 2005				Jun 14, 2005				Dec 1, 2005				Dec 1, 2005				Dec 1, 2005				Dec 1, 2005				Dec 1, 2005				Dec 23, 2003				Dec 23, 2003				Dec 23, 2003				Dec 22, 2005
Life in which depreciation in latest Income Statement is computed							15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			30 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			10 years	15 years			10 years	15 years			15 years	30 years			8 years	30 years			14 years	30 years			15 years	30 years			14 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			38 years	38 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	20 years			13 years	28 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	25 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			10 years	25 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			11 years	26 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	40 years			6 years	30 years			15 years	20 years			14 years	30 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	40 years			12 years	17 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			13 years	18 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	20 years			14 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			10 years	15 years			30 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	20 years			13 years	38 years			10 years	15 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	40 years			15 years	40 years			10 years	50 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			8 years	13 years			14 years	39 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	40 years			10 years	15 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			13 years	18 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			10 years	25 years			15 years	30 years			15 years	40 years			13 years	28 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			10 years	15 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	30 years			13 years	28 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			14 years	29 years			15 years	30 years			14 years	29 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			9 years	40 years			20 years	20 years			15 years	30 years			10 years	15 years			10 years	15 years			14 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	20 years			13 years	38 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			14 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			12 years	27 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			14 years	39 years			10 years	15 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			13 years	30 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			10 years	15 years			15 years	30 years			15 years	30 years			13 years	38 years			14 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			10 years	25 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			11 years	20 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	20 years			30 years	30 years			14 years	30 years			15 years	20 years			10 years	15 years			4 years	20 years			10 years	15 years			13 years	38 years			10 years	15 years			10 years	15 years			15 years	20 years			10 years	15 years			15 years	20 years			10 years	15 years			15 years	20 years			10 years	15 years			14 years	29 years			11 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			20 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	29 years			15 years	20 years			15 years	20 years			15 years	30 years			10 years	15 years			15 years	50 years			14 years	30 years			14 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	40 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	20 years			15 years	30 years			14 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	20 years			13 years	18 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			12 years	47 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			10 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			12 years	47 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			12 years	47 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			12 years	47 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	20 years			10 years	15 years			10 years	15 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	17 years			15 years	30 years			10 years	15 years			15 years	40 years			6 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			5 years	30 years			15 years	20 years			10 years	30 years			15 years	30 years			11 years	26 years			40 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			40 years	40 years			30 years	30 years			40 years	40 years			40 years	40 years			40 years	40 years			40 years	40 years			40 years	40 years			50 years	50 years			11 years	36 years			3 years	30 years			12 years	47 years			15 years	30 years			20 years	50 years			50 years	50 years			15 years	30 years			50 years	50 years			40 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			50 years	50 years			30 years	30 years			20 years	40 years			40 years	40 years			40 years	40 years			12 years	27 years			12 years	18 years			40 years	40 years			40 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	30 years			40 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			50 years	50 years			15 years	40 years			13 years	28 years			15 years	30 years			5 years	30 years			15 years	20 years			15 years	30 years			13 years	28 years			13 years	38 years			15 years	30 years			13 years	28 years			13 years	38 years			15 years	30 years			15 years	20 years			15 years	30 years			12 years	27 years			13 years	38 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	40 years			12 years	27 years			15 years	40 years			13 years	38 years			15 years	30 years			15 years	20 years			15 years	30 years			12 years	27 years			13 years	38 years			13 years	28 years			14 years	29 years			15 years	30 years			15 years	30 years			12 years	27 years			13 years	28 years			15 years	30 years			15 years	40 years			12 years	27 years			15 years	30 years			13 years	38 years			13 years	28 years			15 years	30 years			15 years	40 years			13 years	28 years			15 years	40 years			12 years	27 years			13 years	28 years			15 years	50 years			13 years	28 years			12 years	27 years			15 years	30 years			13 years	28 years			10 years	30 years			15 years	30 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	20 years			10 years	20 years			10 years	15 years			10 years	15 years			10 years	15 years			15 years	30 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	30 years			10 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			6 years	50 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	20 years			10 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	28 years			15 years	15 years			15 years	32 years			15 years	22 years			15 years	25 years			15 years	20 years			15 years	40 years			15 years	25 years			15 years	26 years			15 years	18 years			15 years	32 years			15 years	28 years			15 years	25 years			15 years	20 years			15 years	30 years			15 years	25 years			15 years	17 years			10 years	50 years			15 years	28 years			15 years	28 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	15 years			13 years	30 years			15 years	20 years			8 years	20 years			15 years	30 years			15 years	30 years			10 years	20 years			15 years	20 years			15 years	20 years			10 years	30 years			14 years	40 years			15 years	30 years			14 years	30 years			12 years	30 years			15 years	30 years			15 years	30 years			10 years	40 years			9 years	40 years			14 years	30 years			15 years	30 years			14 years	20 years			14 years	30 years			13 years	20 years			13 years	28 years			15 years	30 years			14 years	30 years			13 years	20 years			15 years	40 years			15 years	30 years			15 years	50 years			15 years	40 years			13 years	30 years			13 years	40 years			15 years	40 years			12 years	27 years			13 years	38 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			14 years	40 years			14 years	30 years			12 years	37 years			15 years	30 years			15 years	30 years			14 years	39 years			12 years	57 years			13 years	38 years			13 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	49 years			15 years	50 years			15 years	20 years			15 years	30 years			13 years	48 years			15 years	30 years			15 years	30 years			15 years	40 years			13 years	48 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	40 years			12 years	40 years			15 years	20 years			13 years	20 years			9 years	30 years			15 years	40 years			9 years	30 years			9 years	30 years			12 years	40 years			7 years	40 years			15 years	20 years			15 years	20 years			15 years	20 years			12 years	40 years			15 years	40 years			15 years	30 years			7 years	40 years			15 years	40 years			14 years	40 years			15 years	20 years			12 years	40 years			15 years	50 years			15 years	50 years			5 years	30 years			15 years	50 years			15 years	50 years			15 years	50 years			15 years	50 years			15 years	50 years			15 years	40 years			15 years	40 years			15 years	50 years			20 years	40 years			20 years	40 years			20 years	40 years			20 years	40 years			20 years	40 years			20 years	40 years			15 years	30 years			20 years	40 years			20 years	40 years			9 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			7 years	40 years

[1]	The aggregate cost of properties for federal income tax purposes is approximately $3.14 billion at December 31, 2012
[2]	Represents unencumbered properties

Schedule III Real Estate and Accumulated Depreciation (Parenthetical) (Detail) (USD $)	Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Aggregate cost of properties for federal income tax purpose	$ 3,140,000,000
Master Trust Debt
Real Estate and Accumulated Depreciation [Line Items]
Properties collateralized	937,395,000
Commercial Mortgage Backed Securities
Real Estate and Accumulated Depreciation [Line Items]
Properties collateralized	$ 831,215,000

Reconciliation of Real Estate Properties (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Held for sale	$ 42,949		$ 42,949		$ 5,898	$ 9,634	$ 2,807
Impairment	1,481	320	3,584	7,448	10,923	18,992	37,497
Real Estate Investment Property, Net	2,865,232		2,865,232		2,874,486	2,867,302
Land, Buildings and Improvements
Real Estate and Accumulated Depreciation [Line Items]
Balance at the beginning of the year				3,272,728	3,272,728	3,299,442	3,342,461
Acquisitions					159,112	36,227
Held for sale reclassed as held for investment							2,736
Dispositions of land, buildings, and improvements					(49,201)	(34,453)	(5,139)
Held for sale					(6,433)	(10,034)	(3,161)
Impairment					(10,782)	(18,454)	(37,455)
Gross Real Estate Balance at close of the year					3,365,424	3,272,728	3,299,442
Balance at the beginning of the year				(405,426)	(405,426)	(319,946)	(226,391)
Depreciation expense					(94,020)	(93,673)	(94,606)
Held for sale reclassed as held for investment
Dispositions of land, buildings, and improvements					7,414	6,712	697
Held for sale					1,094	1,481	354
Balance at close of the year					(490,938)	(405,426)	(319,946)
Real Estate Investment Property, Net					$ 2,874,486	$ 2,867,302	$ 2,979,496

Mortgage Loans on Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restaurant		Dec. 31, 2012 Automotive parts and service less than 3%		Dec. 31, 2012 Restaurants less than 3%	Dec. 31, 2012 Restaurants less than 3% Minimum		Dec. 31, 2012 Restaurants less than 3% Maximum
Mortgage Loans on Real Estate [Line Items]
Stated interest rate				9.35%		9.23%			9.00%		9.85%
Final maturity date				Dec 1, 2026	[1]	Mar 1, 2021	[1]		Jul 1, 2016	[1]	Jul 1, 2028	[1]
Periodic payment terms				Principal & Interest	[2]	Principal & Interest	[3]		Principal & Interest	[4]	Principal & Interest	[4]
Face amount	$ 51,914			$ 3,000		$ 20,000		$ 28,914
Carrying amount of mortgages	$ 44,916	$ 54,644	$ 56,382	$ 2,703		$ 17,100		$ 25,113

[1]	Reflects current maturity of the investment and does not consider any options to extend beyond the current maturity
[2]	Balloon payment of $2.6 million at maturity
[3]	Balloon payment of $6.8 million at maturity
[4]	Balloon payment of $12.2 million at maturity

Mortgage Loans on Real Estate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Restaurant
Mortgage Loans on Real Estate [Line Items]
Balloon payment	$ 2.6
Automotive parts and service less than 3%
Mortgage Loans on Real Estate [Line Items]
Balloon payment	6.8
Restaurants less than 3%
Mortgage Loans on Real Estate [Line Items]
Balloon payment	$ 12.2

Reconciliation of Mortgage Loans on Real Estate Balance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Mortgage Loans on Real Estate [Line Items]
Mortgage loans receivable beginning balance	$ 54,644	$ 56,382	$ 57,785
New mortgage loans
Other capitalized loan origination costs
Collections of principal	(9,529)	(1,549)	(1,207)
Sales
Amortization of premium	(176)	(184)	(191)
Amortization of capitalized loan origination costs	(23)	(5)	(5)
Mortgage loans receivable ending balance	44,916	54,644	56,382
Mortgage loan loss provision	(4,840)	(4,120)	(1,020)
Loans Receivable, Real Estate Mortgage Loans	40,076	50,524	55,362
Equipment and other loans receivable	12,043	16,110	20,821
Provision for other loan loss	(257)	(1,157)	(2,557)
Loans and Leases Receivable, Net Amount, Other	11,786	14,953	18,264
Total loans receivable	$ 51,862	$ 65,477	$ 73,626	$ 44,027